As filed with the Securities and Exchange Commission on November 22, 2010

1933 Act File No. 002-97596
1940 Act File No. 811-04297

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒
Pre-Effective Amendment No. ___ ☐
Post-Effective Amendment No. 100 ☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☒
Amendment No. 101 ☒

VAN ECK FUNDS
(Exact Name of Registrant as Specified in Charter)

335 Madison Avenue
New York, New York 10017
(Address of Principal Executive Offices)(Zip Code)
Registrant’s Telephone Number, Including Area Code: (212) 293-2000

Joseph J. McBrien, Esq.
Van Eck Associates Corporation
335 Madison Avenue
New York, New York 10017
(Name and Address of Agent for Service)

Copy to:
Philip H. Newman, Esq.
Goodwin Procter LLP
Exchange Place
53 State Street
Boston, Massachusetts 02109

Approximate Date of Proposed Public Offering:
As soon as practicable after the effective date of this registration statement.

It is proposed that this filing will become effective (check appropriate box)

☒ immediately upon filing pursuant to paragraph (b)
☐ on (date) pursuant to paragraph (b)
☐ 60 days after filing pursuant to paragraph (a)(1)
☐ on (date) pursuant to paragraph (a)(1)
☐ 75 days after filing pursuant to paragraph (a)(2)
☐ on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment relates solely to the Registrant’s Van Eck CM Commodity Index Fund and Van Eck Long/Flat Commodity Index Fund. Information contained in the Registrant’s Registration Statement relating to any other series of the Registrant is neither amended nor suspended hereby.

PROSPECTUS

NOVEMBER XX, 2010

Van Eck Funds

Van Eck CM Commodity Index Fund
Class A: CMCAX / Class I: COMIX / Class Y: CMCYX

These securities have not been approved or disapproved either by the Securities and Exchange Commission (SEC) or by any State Securities Commission. Neither the SEC nor any State Commission has passed upon the accuracy or adequacy of this prospectus. Any claim to the contrary is a criminal offense.

VAN ECK CM COMMODITY INDEX FUND

SUMMARY INFORMATION

INVESTMENT OBJECTIVE

The Van Eck CM Commodity Index Fund seeks to track, before fees and expenses, the performance of the UBS Bloomberg Constant Maturity Commodity Total Return Index.

FUND FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for Class A sales charge discounts if you and your family (includes spouse and children under age 21) invest, or agree to invest in the future, at least $25,000, in the aggregate, in Classes A and C of the Van Eck Funds. More information about these and other discounts is available from your financial professional and in the “Shareholder Information” section of the Fund’s prospectus and in the “Availability of Discounts” and “Breakpoint Linkage Rules for Discounts” sections of the Fund’s Statement of Additional Information (“SAI”).

Shareholder Fees
(fees paid directly from your investment)

	Class A	Class I	Class Y
Maximum Sales Charge (load) imposed on purchases (as a percentage of offering price)	5.75%	0.00%	0.00%
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of the net asset value or purchase price)	0.00%	0.00%	0.00%

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class I	Class Y
Management Fees	0.75%	0.75%	0.75%
Distribution and/or Service (12b-1) Fees	0.25%	0.00%	0.00%
Other Expenses[1]	0.52%	0.23%	0.52%
Total Annual Fund Operating Expenses	1.52%	0.98%	1.27%
Fees/Expenses Waived or Reimbursed[2]	(0.57%)	(0.33%)	(0.57%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.95%	0.65%	0.70%

[1]	Other expenses are based on estimated amounts for the current fiscal year.
[2]

Van Eck Associates Corporation (the “Adviser”) has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding acquired fund fees and expenses, interest expense, trading expenses, dividends on securities sold short, taxes and extraordinary expenses) from exceeding 0.95% for Class A, 0.65% for Class I, and 0.70% for Class Y of the Fund’s average daily net assets per year until May 1, 2012. During such time, the expense limitation is expected to continue until the Board of Trustees acts to discontinue all or a portion of such expense limitation.

Expense Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem all of your shares at the end of these periods or continue to hold them. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual expenses may be higher or lower, based on these assumptions, your costs would be:

	Share Status	1 Year	3 Years
Class A	Sold or Held	$666	$975
Class I	Sold or Held	$66	$279
Class Y	Sold or Held	$72	$346

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PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to achieve its investment objective by investing in instruments that derive their value from the performance of the UBS Bloomberg Constant Maturity Commodity Total Return Index (the “CMCI”), as described below, and in bonds, debt securities and other fixed income instruments (“Fixed Income Instruments”) issued by various U.S. public- or private-sector entities. The Fund invests in commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity futures contracts and options on futures contracts that provide economic exposure to the investment returns of the commodities markets, as represented by the CMCI and its constituents. Commodities are assets that have tangible properties, such as oil, metals, and agricultural products. A commodity-linked derivative is a derivative instrument whose value is linked to the movement of a commodity, commodity index, commodity option or futures contract. The value of commodity-linked derivative instruments may be affected by overall market movements and other factors affecting the value of a particular industry or commodity, such as weather, disease, embargoes, or political and regulatory developments.

The CMCI is a rules-based, composite benchmark index diversified across 26 commodities from the following five sectors: energy, precious metals, industrial metals, agriculture and livestock. The CMCI is comprised of futures contracts with maturities ranging from around three months to over three years for each commodity, depending on liquidity. The overall return of the CMCI reflects a combination of (i) the returns on the futures contracts comprising the CMCI; and (ii) the daily fixed-income return that would be earned on a hypothetical portfolio of 91-day U.S. Treasury bills theoretically deposited as margin for the hypothetical positions in the futures contracts comprising the CMCI. The selection and relative weightings of the components of the CMCI are designed to reflect the economic significance and market liquidity of each commodity, as determined based on global economic data, consumption data, commodity futures prices, open interest and volume data. The maturity of each commodity component in the CMCI remains fixed at a predefined time interval at all times by means of a continuous rolling process, in which a weighted percentage of shorter dated contracts for each commodity are swapped for longer dated contracts on a daily basis. The CMCI is rebalanced monthly back to the target weightings of the commodity components of the CMCI and the target weightings of all commodity components are revised twice per year. A more detailed description of the CMCI is contained in Appendix A to the Prospectus.

The Fund will seek to track the returns of the CMCI by entering into swap contracts and commodity index-linked notes with one or more counterparties, which contracts and notes will rise and fall in value in response to changes in the value of the CMCI. As of the date of this prospectus, UBS was the only available counterparty with which the Fund may enter into such swap contracts on the CMCI. The Fund may enter into such contracts and notes directly or indirectly through a wholly-owned subsidiary of the Fund (the “Subsidiary”). Commodity index-linked notes are derivative debt instruments with principal and/or coupon payments linked to the performance of commodity indices (such as the CMCI). These commodity index-linked notes are sometimes referred to as “structured notes” because the terms of these notes may be structured by the issuer and the purchaser of the note. The Fund may also seek to gain exposure to the individual commodity components of the CMCI by investing in futures contracts that comprise the CMCI, either directly or indirectly through the Subsidiary.

For tax reasons, it may be advantageous for the Fund to create and maintain its exposure to the commodity markets, in whole or in part, by investing in the Subsidiary. The Subsidiary has the same investment objective as the Fund and the portfolio of the Subsidiary is managed by the Adviser for the exclusive benefit of the Fund. As discussed in greater detail elsewhere in this prospectus, the Subsidiary (unlike the Fund) may invest without limitation in commodity-linked swap agreements and other commodity-linked derivative instruments including futures. The Fund may invest up to 25% of its assets in the Subsidiary.

The derivative instruments in which the Fund and the Subsidiary primarily intend to invest are instruments linked to commodity indices, such as the CMCI, and instruments linked to the value of a particular commodity or commodity futures contract, or a subset of commodities or commodity futures contracts. These instruments may specify exposure to commodity futures with different roll dates, reset dates or contract months than those specified by a particular commodity index. As a result, the commodity-linked derivatives component of the Fund’s portfolio may deviate from the returns of any particular commodity index. The Fund or the Subsidiary may over-weight or under-weight its exposure to a particular commodity index, or a subset of commodities, such that the Fund has greater or lesser exposure to that index than the value of the Fund’s net assets, or greater or lesser exposure to a subset of commodities than is represented by a particular commodity index. Such deviations may be the result of temporary market fluctuations, and under normal

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circumstances, the Fund will seek to maintain notional exposure to one or more commodity indices within 5% (plus or minus) of the value of the Fund’s net assets. To the extent the CMCI is concentrated in a particular industry (or one or more commodities that comprise an industry) the Fund will necessarily be concentrated in that industry.

Assets not invested in commodity-linked derivative instruments or the Subsidiary may be invested in Fixed Income Instruments, including derivative Fixed Income Instruments. The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

The average duration of the portfolio of Fixed Income Instruments will vary based on interest rates and, under normal market conditions, is not expected to exceed five years. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates. Similarly, a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration. By way of example, the price of a bond fund with an average duration of five years would be expected to fall approximately 5% if interest rates rose by one percentage point. The Fund will invest primarily in securities of the U.S. Government and its agencies and investment grade bonds of private issuers rated Baa or higher or, if unrated, determined by the Adviser to be of comparable quality. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy back or dollar rolls, repurchase agreements or reverse repurchase agreements). The Fund may also invest, without limitation, in money market funds.

The Adviser may hire and terminate sub-advisers in accordance with the terms of an exemptive order obtained by the
Fund and the Adviser from the SEC, under which the Adviser is permitted, subject to supervision and approval of the
Board of Trustees, to enter into and materially amend sub-advisory agreements without seeking shareholder approval. The Adviser will furnish shareholders of the Fund with information regarding a new sub-adviser within 90 days of the hiring of the new sub-adviser. Currently, the Adviser has not hired a sub-adviser to assist with the portfolio management of the Fund.

PRINCIPAL RISKS
There is no assurance that the Fund will achieve its investment objective. The Fund’s share price and return will fluctuate with changes in the market value of the Fund’s portfolio securities. Accordingly, an investment in the Fund involves the risk of losing money.

Commodities and Commodity-Linked Derivatives. Exposure to the commodities markets, such as precious metals, industrial metals, gas and other energy products and natural resources, may subject the Fund to greater volatility than investments in traditional securities. The commodities markets may fluctuate widely based on a variety of factors including changes in overall market movements, political and economic events and policies, war, acts of terrorism and changes in interest rates or inflation rates. Because the value of a commodity-linked derivative instrument and structured note typically are based upon the price movements of physical commodities, the value of these securities will rise or fall in response to changes in the underlying commodities or related index of investment.

Counterparty. A loss may be sustained as a result of the failure of another party to a contract (usually referred to as a “counterparty”) to make required payments or otherwise comply with a contract’s terms. The Fund also bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. In addition, the Fund may enter into swap agreements with a limited number of counterparties, and as of the date of this prospectus, UBS was the only available counterparty with which the Fund may enter into such swap contracts on the CMCI. The Fund may invest in commodity-linked structured notes issued by a limited number of issuers that will act as counterparties. The Fund’s use of one or a limited number of counterparties and its investments in commodity-linked structured notes issued by only a limited number of issuers increases the Fund’s exposure to counterparty credit risk. Swap agreements also may be considered to be illiquid. Further, there is a risk that no suitable counterparties are willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective.

Debt Securities. Debt securities are subject to credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a debt security will be unable to make interest payments or repay principal when it becomes due. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates.

Derivatives. The use of swap agreements, options, futures contracts and structured notes, presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying security, commodity, asset, index or

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reference rate. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing a Fund to lose more money than it would have lost had it invested in the underlying security. Also, a liquid secondary market may not always exist for the Fund’s derivative positions at times when the Fund might wish to terminate or sell such positions and over the counter instruments may be illiquid.

Industry Concentration. The Fund may be subject to greater risks and market fluctuations than a fund whose portfolio has exposure to a broader range of industries. The Fund may be susceptible to financial, economic, political or market events, as well as government regulation, impacting a particular industry.

Market. Market risk refers to the risk that the market prices of securities, commodities and related instruments that the Fund holds will rise or fall, sometimes rapidly or unpredictably. In general, equity securities and commodities tend to have greater price volatility than debt securities.

Non-Diversification. A non-diversified fund’s greater investment in a single issuer makes the fund more susceptible to financial, economic or market events impacting such issuer. A decline in the value of or default by a single security in the non-diversified fund’s portfolio may have a greater negative effect than a similar decline or default by a single security in a diversified portfolio.

Regulatory. Changes in the laws of and government regulation by the United States and/or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could adversely affect the operations of the Fund and/or the Subsidiary and impair the ability of the Fund to achieve its investment objective.

Repurchase and Reverse Repurchase Agreements. A repurchase agreement exposes the Fund to the risk that the party that sells the security may default on its obligation to repurchase it. The Fund may lose money if it cannot sell the security at the agreed-upon time and price or the security loses value before it can be sold. A reverse repurchase agreement involves the risk that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price.

Subsidiary. By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. There is no guarantee that the investment objective of the Subsidiary will be achieved.

Tracking Error. The Fund’s return may not match the return of the CMCI due to, among other factors, the Fund incurring operating expenses, and not being fully invested at all times as a result of cash inflows and cash reserves to meet redemptions.

PERFORMANCE
The Fund has not yet commenced operations. Accordingly, the Fund does not have a full calendar year of performance.

PORTFOLIO MANAGEMENT
Investment Adviser. Van Eck Associates Corporation

Portfolio Manager.
Michael Mazier, Portfolio Manager, 2010

PURCHASE AND SALE OF FUND SHARES

In general, shares of the Fund may be purchased or redeemed on any business day, primarily through financial representatives such as brokers or advisers, or directly by eligible investors through the Fund’s transfer agent. Purchase minimums for Classes A and Y shares are $1000 for an initial purchase and $100 for a subsequent purchase, with no purchase minimums for any purchase through a retirement or pension plan account, for any “wrap fee” account and similar programs offered without a sales charge by certain financial institutions and third-party recordkeepers and/or administrators, and for any account using the Automatic Investment Plan, or for any other periodic purchase program. Purchase minimums for Class I shares are $1 million for an initial purchase and no minimum for a subsequent purchase; the initial minimum may be reduced or waived at the Fund’s discretion.

TAX INFORMATION

The Fund normally distributes net investment income and net realized capital gains, if any, to shareholders. These distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred retirement account that will be taxed at a later date, such as a 401(k) plan or an individual retirement account (IRA).

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PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial professional to recommend the Fund over another investment. Ask your financial professional or visit your financial intermediary’s website for more information.

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II. INVESTMENT OBJECTIVE, STRATEGIES, POLICIES, RISKS AND OTHER INFORMATION

This section states the Fund’s investment objective and describes certain strategies and policies that the Fund may utilize in pursuit of its investment objective. This section also provides additional information about the principal risks associated with investing in the Fund.

1. INVESTMENT OBJECTIVE

The Van Eck CM Commodity Index Fund seeks to track, before fees and expenses, the performance of the UBS Bloomberg Constant Maturity Commodity Total Return Index.

The Fund’s investment objective is non-fundamental and may be changed by the Board of Trustees without shareholder approval. The Fund has adopted a policy that requires the Fund to provide shareholders with 60 days’ prior written notice before its investment objective can be changed (to the extent practicable).

2. ADDITIONAL INFORMATION ABOUT PRINCIPAL INVESTMENT STRATEGIES AND RISKS

COMMODITIES AND COMMODITY-LINKED DERIVATIVES

Definition

Commodities include precious metals (such as gold, silver, platinum and palladium in the form of bullion and coins), industrial metals, gas and other energy products and natural resources. The value of a commodity-linked derivative investment generally is based upon the price movements of a physical commodity (such as energy, mineral, or agricultural products), a commodity futures contract or commodity index, or other economic variable based upon changes in the value of commodities or the commodities markets. The Fund may seek exposure to the commodity markets through investments in leveraged or unleveraged commodity-linked or index-linked notes, which are derivative debt instruments with principal and/or coupon payments linked to the value of commodities, commodity futures contracts or the performance of commodity indices. These notes are sometimes referred to as “structured notes” because the terms of these notes may be structured by the issuer and the purchaser of the note.

Risk

Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The commodities markets may fluctuate widely based on a variety of factors including changes in overall market movements, political and economic events and policies, war, acts of terrorism and changes in interest rates or inflation rates. Prices of various commodities may also be affected by factors such as drought, floods, weather, embargoes, tariffs and other regulatory developments. The prices of commodities can also fluctuate widely due to supply and demand disruptions in major producing or consuming regions. Certain commodities may be produced in a limited number of countries and may be controlled by a small number of producers. As a result, political, economic and supply related events in such countries could have a disproportionate impact on the prices of such commodities.

Commodity-Linked “Structured” Securities. Because the value of a commodity-linked derivative instrument typically is based upon the price movements of a physical commodity, the value of the commodity-linked derivative instrument may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry. The value of these securities will rise or fall in response to changes in the underlying commodity or related index of investment.

Structured Notes. Structured notes expose the Fund economically to movements in commodity prices. The performance of a structured note is determined by the price movement of the commodity underlying the note. A highly liquid secondary market may not exist for structured notes, and there can be no assurance that one will develop. These notes are often leveraged, increasing the volatility of each note’s market value relative to changes in the underlying commodity, commodity futures contract or commodity index.

COUNTERPARTY

Definition	A counterparty is the other party that participates in a transaction, e.g. the other party to a contract.

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Risk

The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities, commodities or asset class without actually purchasing those securities or investments, or to hedge a position. Such financial instruments include, but are not limited to total return, index, interest rate, and credit default swap agreements, and structured notes. The Fund will use counterparty agreements to exchange the returns (or differentials in rates of return) earned or realized in particular predetermined investments or instruments. The Fund will not enter into any agreement involving a counterparty unless the Adviser believes that the other party to the transaction is creditworthy. A loss may be sustained as a result of the failure of a counterparty to make required payments or otherwise comply with a contract’s terms.

The use of swap agreements and structured notes involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The Fund may enter into swap agreements with a limited number of counterparties, and as of the date of this prospectus, UBS was the only available counterparty with which the Fund may enter into such swap agreements on the CMCI. The Fund may invest in commodity-linked structured notes issued by a limited number of issuers that will act as counterparties. The Fund’s use of one or a limited number of counterparties and its investments in commodity-linked structured notes issued by only a limited number of issuers increases the Fund’s exposure to counterparty credit risk. Swap agreements also may be considered to be illiquid. Further, there is a risk that no suitable counterparties are willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective.

DEBT SECURITIES

Definition

Debt securities may include bonds and other forms of debentures or obligations. When an issuer sells debt securities, it sells them for a certain price, and for a certain term. Over the term of the security, the issuer promises to pay the buyer a certain rate of interest, then to repay the principal at maturity. Debt securities are also bought and sold in the a “secondary market” — that is, they are traded by people other than their original issuers.

Risk

Debt securities are subject to credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a debt security will be unable to make interest payments or repay principal when it becomes due. Various factors could affect the issuer’s ability to make timely interest or principal payments, including changes in the issuer’s financial condition or in general economic conditions. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. When the general level of interest rates rise, the value of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but may affect the value of the Fund’s shares.

DERIVATIVES

Definition

The term “derivatives” covers a broad range of financial instruments, including swap agreements, options, warrants, futures contracts, currency forwards and structured notes, whose values are derived, at least in part, from the value of one or more indicators, such as a security, asset, index or reference rate.

Risk

The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying security, commodity, asset, index or reference rate, which may be magnified by certain features of the derivatives. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility, among other consequences. The use of derivatives may also increase the amount of taxes payable by shareholders. Other risks arise from the Fund’s potential inability to terminate or sell derivative positions. A liquid secondary market may not always exist for the Fund’s derivative positions at times when the Fund might wish to terminate or sell such positions. Over the counter instruments (investments not traded on

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an exchange) may be illiquid, and transactions in derivatives traded in the over-the counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risk of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, index or reference rate.

Futures Contracts. Futures contracts and options on futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. Index futures are futures contracts for various indices that are traded on registered securities exchanges.

Options. The buyer of an option acquires the right to buy (a call option) or sell (a put option) a certain quantity of a security (the underlying security) or instrument at a certain price up to a specified point in time. The seller or writer of an option is obligated to sell (a call option) or buy (a put option) the underlying security. When writing (selling) call options on securities, the Fund may cover its positions by owning the underlying security on which the option is written or by owning a call option on the underlying security. Alternatively, the Fund may cover its positions by maintaining, in a segregated account, cash or liquid securities equal in value to the exercise price of the call options written by the Fund.

The risks associated with the Fund’s use of futures and options contracts include:

	•	The Fund experiencing losses that exceed losses experienced by funds that do not use futures contracts and options.

	•	There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures and options on futures.

•

Due to market conditions, there may not always be a liquid secondary market for a futures contract. As a result, the Fund may be unable to close out its futures contracts at a time which is advantageous.

	•	Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.

•

Because option premiums paid or received by the Fund are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

INDUSTRY CONCENTRATION

Definition	To the extent the CMCI is concentrated in a particular industry the Fund will necessarily be concentrated in that industry.

Risk

The Fund may be subject to greater risks and market fluctuations than a fund whose portfolio has exposure to a broader range of industries. The Fund may be susceptible to financial, economic, political or market events, as well as government regulation, impacting a particular industry.

MARKET

Definition	An investment in the Fund involves “market risk”— the risk that the prices of securities, commodities and related instruments will rise or fall.

Risk

Market risk refers to the risk that the market prices of securities, commodities and related instruments that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security prices may decline over short or even extended periods not only because of company-specific developments but also due to an economic downturn, a change in interest or currency rates or a change in investor sentiment. In general, equity securities and commodities tend to have greater price volatility than debt securities.

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NON-DIVERSIFICATION

Definition

A non-diversified fund may invest a larger portion of its assets in a single issuer. A “diversified” fund is required by the 1940 Act, generally, with respect to 75% of its total assets, to invest not more than 5% of such assets in the securities of a single issuer.

Risk

A non-diversified fund’s greater investment in a single issuer makes the fund more susceptible to financial, economic or market events impacting such issuer. A decline in the value of or default by a single security in the non-diversified fund’s portfolio may have a greater negative effect than a similar decline or default by a single security in a diversified portfolio.

REGULATORY

Definition	The Fund and the Subsidiary are subject to the laws and regulated by the governments of the United States and/or the Cayman Islands, respectively.

Risk

Changes in the laws of and government regulation by the United States and/or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could adversely affect the operations of the Fund and/or the Subsidiary and impair the ability of the Fund to achieve its investment objective.

REPURCHASE AND REVERSE REPURCHASE AGREEMENTS

Definition

In a repurchase agreement, the Fund acquires a security for a short time while agreeing to sell it back at a designated price and time. The agreement creates a fixed rate of return not subject to market fluctuations. In a reverse repurchase agreement, the Fund sells a security subject to the obligation of a buyer to resell and a Fund to repurchase such security at a fixed time and price The Fund enters into these agreements generally with member banks of the Federal Reserve System or certain non-bank dealers; these counterparties collateralize the transaction.

Risk

A repurchase agreement exposes the Fund to the risk that the party that sells the security may default on its obligation to repurchase it. The Fund may lose money if it cannot sell the security at the agreed-upon time and price or the security loses value before it can be sold. A reverse repurchase agreement involves the risk that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund’s use of proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.

SUBSIDIARY

Definition

By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund. These risks are described elsewhere in this prospectus. There can be no assurance that the investment objective of the Subsidiary will be achieved.

Risk

The Subsidiary is not registered under the 1940 Act, and, unless otherwise noted in this prospectus, is not subject to all the investor protections of the 1940 Act. In addition, changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in this prospectus and the SAI and could adversely affect the Fund.

TRACKING ERROR

Definition	The Fund’s investment objective is to seek to track, before fees and expenses, the performance of the CMCI.

Risks

The Fund’s return may not match the return of the CMCI due to, among other factors, the Fund incurring operating expenses, and not being fully invested at all times as a result of cash inflows and cash reserves to meet redemptions.

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3. ADDITIONAL INVESTMENT STRATEGIES

INVESTING DEFENSIVELY

Strategy

The Fund may take temporary defensive positions in anticipation of or in an attempt to respond to adverse market, economic, political or other conditions. Such a position could have the effect of reducing any benefit the Fund may receive from a market increase.

SECURITIES LENDING

Strategy

The Fund may lend its securities as permitted under the 1940 Act, including by participating in securities lending programs managed by broker-dealers or other institutions. Securities lending allows the Fund to retain ownership of the securities loaned and, at the same time, earn additional income. The borrowings must be collateralized in full with cash, U.S. government securities or high-quality letters of credit.

The Fund could experience delays and costs in recovering the securities loaned or in gaining access to the securities lending collateral. If the Fund is not able to recover the securities loaned, the Fund may sell the collateral and purchase a replacement investment in the market. The value of the collateral could decrease below the value of the replacement investment by the time the replacement investment is purchased. Cash received as collateral and which is invested is subject to market appreciation and depreciation.

4. OTHER INFORMATION AND POLICIES

OVERVIEW OF THE CMCI

The CMCI is weighted across both commodities and maturities. The CMCI, which is rebalanced monthly, represents a basket of futures contracts on 26 underlying commodities with a series of up to five different investment maturities for each individual commodity using the calculation methodology of constant maturity forwards. Traditional commodity indices tend to focus on front-month contracts with short tenors (time to maturity) whereas the CMCI is based on commodity futures contracts with tenors ranging from around three months to over three years. The CMCI also offers continuous roll mechanisms for each constant maturity with respect to each commodity. This is in contrast to the rolling of near-term contracts over a short, pre-defined period of time that is offered in other commodity indices. The commodities represented in the CMCI currently include agricultural products, energy products, metals and minerals. The exchanges include the New York Mercantile Exchange (including the COMEX division), Chicago Board of Trade, London Metal Exchange, New York Board of Trade, Chicago Mercantile Exchange, Kansas City Board of Trade, ICE Futures and Euronext.Liffe.

The overall return on the CMCI is generated by two components: (i) uncollateralized returns from holding and rolling of futures contracts comprising the CMCI and (ii) a daily fixed-income return, which reflect the interest earned on a hypothetical 91-day Treasury Bill portfolio theoretically deposited as margin for hypothetical positions in the futures contracts comprising the CMCI.

PORTFOLIO HOLDINGS INFORMATION

Generally, it is the Fund’s and Adviser’s policy that no current or potential investor, including any Fund shareholder, shall be provided information about the Funds’ portfolio on a preferential basis in advance of the provision of that information to other investors. A complete description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund’s SAI.

Limited portfolio holdings information for the Fund is available to all investors on the Van Eck website at vaneck.com. This information regarding the Fund’s top holdings and country and sector weightings, updated as of each month-end, is located on this website. Generally, this information is posted to the website within 30 days of the end of the applicable month. This information generally remains available on the website until new information is posted. The Fund reserves the right to exclude any portion of these portfolio holdings from publication when deemed in the best interest of the Fund, and to discontinue the posting of portfolio holdings information at any time, without prior notice.

PORTFOLIO INVESTMENTS

The percentage limitations relating to the composition of the Fund’s portfolio apply at the time the Fund acquires an investment. A subsequent increase or decrease in percentage resulting from a change in the value of portfolio securities or the total or net assets of the Fund will not be considered a violation of the restriction.

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III. SHAREHOLDER INFORMATION

1. HOW TO BUY, SELL, EXCHANGE OR TRANSFER SHARES

The Fund offers Class A, Class I and Class Y shares. Information related to how to buy, sell, exchange and transfer shares is discussed below. See the “Minimum Purchase” section for information related to initial and subsequent minimum investment amounts. The minimum investment amounts vary by share class.

Through a Financial Intermediary

Primarily, accounts are opened through a financial intermediary. The applicable sales charge will be the same, whether you buy indirectly through a financial intermediary (broker, bank, adviser or agent) or directly through the transfer agent. Please contact your representative for details.

Through the Transfer Agent, DST Systems, Inc. (DST)

You may buy (purchase), sell (redeem), exchange, or transfer ownership of Class A and Class I shares directly through DST by mail or telephone, as stated below. For Class Y shares, shareholders must open accounts and transact business through a financial intermediary.

The Fund’s mailing address at DST is:

Van Eck Global
P.O. Box 218407
Kansas City, MO 64121-8407

For overnight delivery:

Van Eck Global
210 W. 10th St., 8th Fl.
Kansas City, MO 64105-1802

Non-resident aliens cannot make a direct investment to establish a new account in the Fund, but may invest through their broker or agent and certain foreign financial institutions that have agreements with Van Eck. To telephone the Fund at DST, call Van Eck’s Account Assistance at 800-544-4653.

Purchase by Mail

To make an initial purchase, complete the Van Eck Account Application and mail it with your check made payable to Van Eck Funds. Subsequent purchases can be made by check with the remittance stub of your account statement. You cannot make a purchase by telephone. We cannot accept third party checks, starter checks, money orders, travelers checks, cashier checks, checks drawn on a foreign bank, or checks not in U.S. Dollars. There are separate applications for Van Eck retirement accounts (see “Retirement Plans” for details). For further details, see the application or call Account Assistance.

Telephone Redemption—Proceeds by Check 800-345-8506

If your account has the optional Telephone Redemption Privilege, you can redeem up to $50,000 per day. The redemption check must be payable to the registered owner(s) at the address of record (which cannot have been changed within the past 30 days). You automatically get the Telephone Redemption Privilege (for eligible accounts) unless you specifically refuse it on your Account Application, on broker/agent settlement instructions, or by written notice to DST. All accounts are eligible for the privilege except those registered in street, nominee, or corporate name and custodial accounts held by a financial institution, including Van Eck sponsored retirement plans.

Expedited Redemption—Proceeds by Wire 800-345-8506

If your account has the optional Expedited Redemption Privilege, you can redeem a minimum of $1,000 or more per day by telephone or written request with the proceeds wired to your designated bank account. This privilege must be established in advance by Application. For further details, see the Application or call Account Assistance.

Written Redemption
Your written redemption (sale) request must include:

■	Fund and account number.

■	Number of shares or dollar amount to be redeemed, or a request to sell “all shares.”

■

Signatures of all registered account holders, exactly as those names appear on the account registration, including any additional documents concerning authority and related matters in the case of estates, trusts, guardianships, custodianships, partnerships and corporations, as requested by DST.

■	Special instructions, including bank wire information or special payee or address.

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A signature guarantee for each account holder will be required if:

■	The redemption is for $50,000 or more.

■	The redemption amount is wired.

■	The redemption amount is paid to someone other than the registered owner.

■	The redemption amount is sent to an address other than the address of record.

■	The address of record has been changed within the past 30 days.

Institutions eligible to provide signature guarantees include banks, brokerages, trust companies, and some credit unions.

Telephone Exchange 800-345-8506

If your account has the optional Telephone Exchange Privilege, you can exchange between Funds of the same Class without any additional sales charge. (Shares originally purchased into the Van Eck Money Fund (the “Money Fund”), which paid no sales charge, may pay an initial sales charge the first time they are exchanged into another Class A fund. All accounts are eligible except for omnibus accounts or those registered in street name and certain custodial retirement accounts held by a financial institution other than Van Eck. For further details regarding exchanges, please see the application, “Limits and Restrictions” and “Unauthorized Telephone Requests” below, or call Account Assistance.

Written Exchange
Written requests for exchange must include:

■	The fund and account number to be exchanged out of.

■	The fund to be exchanged into.

■	Directions to exchange “all shares” or a specific number of shares or dollar amount.

■

Signatures of all registered account holders, exactly as those names appear on the account registration, including any additional documents concerning authority and related matters in the case of estates, trusts, guardianships, custodianships, partnerships and corporations, as requested by DST.

For further details regarding exchanges, please see the applicable information in “Telephone Exchange.”

Certificates
Certificates are not issued for new or existing shares.

Transfer of Ownership

Requests must be in writing and provide the same information and legal documentation necessary to redeem and establish an account, including the social security or tax identification number of the new owner.

Redemption in Kind

The Fund reserves the right to satisfy redemption requests by making payment in securities (known as a redemption in kind). In such case, the Fund may pay all or part of the redemption in securities of equal value as permitted under the 1940 Act, and the rules thereunder. The redeeming shareholder should expect to incur transaction costs upon the disposition of the securities received.

LIMITS AND RESTRICTIONS

Frequent Trading Policy

The Board of Trustees has adopted policies and procedures reasonably designed to deter frequent trading in shares of the Fund, commonly referred to as “market timing,” because such activities may be disruptive to the management of the Fund’s portfolio and may increase the Fund’s expenses and negatively impact the Fund’s performance. As such, the Fund may reject a purchase or exchange transaction or restrict an account from investing in the Fund for any reason if the Adviser, in its sole discretion, believes that a shareholder is engaging in market timing activities that may be harmful to the Fund. The Fund discourages and does not accommodate frequent trading of shares by its shareholders.

The Fund invests portions of its assets in securities of foreign issuers, and consequently may be subject to an increased risk of frequent trading activities because frequent traders may attempt to take advantage of time zone differences between the foreign markets in which the Fund’s portfolio securities trade and the time as of which the Fund’s net asset value is calculated (“time-zone arbitrage”). The Fund’s investments in other types of securities may also be susceptible to frequent trading strategies. These investments include securities that are, among other things, thinly traded, traded infrequently, or relatively illiquid, which have the risk that the current market price for the securities may not accurately reflect current market values. The Fund has adopted fair valuation policies and procedures intended to reduce the Fund’s

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exposure to potential price arbitrage. However, there is no guarantee that the Fund’s net asset value will immediately reflect changes in market conditions.

The Fund uses a variety of techniques to monitor and detect abusive trading practices, such as monitoring purchases, redemptions and exchanges that meet certain criteria established by the Fund, and making inquiries with respect to such trades. If a transaction is rejected or an account restricted due to suspected market timing, the investor or his or her financial adviser will be notified.

With respect to trades that occur through omnibus accounts at intermediaries, such as broker-dealers and third party administrators, the Fund requires all such intermediaries to agree to cooperate in identifying and restricting market timers in accordance with the Fund’s policies and will periodically request customer trading activity in the omnibus accounts based on certain criteria established by the Fund. There is no assurance that the Fund will request such information with sufficient frequency to detect or deter excessive trading or that review of such information will be sufficient to detect or deter excessive trading in omnibus accounts effectively.

Although the Fund will use reasonable efforts to prevent market timing activities in the Fund’s shares, there can be no assurances that these efforts will be successful. As some investors may use various strategies to disguise their trading practices, the Fund’s ability to detect frequent trading activities by investors that hold shares through financial intermediaries may be limited by the ability and/or willingness of such intermediaries to monitor for these activities.

For further details, contact Account Assistance.

Unauthorized Telephone Requests

Like most financial organizations, Van Eck, the Fund and DST may only be liable for losses resulting from unauthorized transactions if reasonable procedures designed to verify the caller’s identity and authority to act on the account are not followed.

If you do not want to authorize the Telephone Exchange or Redemption privilege on your eligible account, you must refuse it on the Account Application, broker/agent settlement instructions, or by written notice to DST. Van Eck, the Fund, and DST reserve the right to reject a telephone redemption, exchange, or other request without prior notice either during or after the call. For further details, contact Account Assistance.

AUTOMATIC SERVICES

Automatic Investment Plan

You may authorize DST to periodically withdraw a specified dollar amount from your bank account and buy shares in your Fund account. For further details and to request an Application, contact Account Assistance.

Automatic Exchange Plan

You may authorize DST to periodically exchange a specified dollar amount for your account from one Fund to another Fund. The Plan is available to Class A shares only. For further details and to request an Application, contact Account Assistance.

Automatic Withdrawal Plan

You may authorize DST to periodically withdraw (redeem) a specified dollar amount from your Fund account and mail a check to you for the proceeds. Your Fund account must be valued at $10,000 or more at the current offering price to establish the Plan. The Plan is available to Class A shares only. For further details and to request an Application, contact Account Assistance.

MINIMUM PURCHASE
Each class can set its own transaction minimums and may vary with respect to expenses for distribution, administration and shareholder services.

For Class A and Class Y shares, an initial purchase of $1,000 and subsequent purchases of $100 or more are required for non-retirement accounts. There are no purchase minimums for any retirement or pension plan account, for any account using the Automatic Investment Plan, or for any other periodic purchase program. Minimums may be waived for initial and subsequent purchases through “wrap fee” and similar programs offered without a sales charge by certain financial institutions and third-party recordkeepers and/or administrators.

For Class I shares, an initial purchase by an eligible investor of $1 million is required. The minimum initial investment requirement may be waived or aggregated among investors, in the Adviser’s discretion, for investors in certain fee-based, wrap or other no-load investment programs, and for an eligible Employer-Sponsored Retirement Plan with plan assets of $3 million or more, sponsored by financial intermediaries that have entered into a Class I agreement with Van Eck, as well as for other categories of investors. An “Employer-Sponsored Retirement Plan” includes (a) an employer sponsored

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pension or profit sharing plan that qualifies (a “Qualified Plan”) under section 401(a) of the Internal Revenue Code of 1986, as amended (the “Code”), including Code section 401(k), money purchase pension, profit sharing and defined benefit plans; (b) an ERISA-covered 403(b) plan; and (c) certain non-qualified deferred compensation arrangements that operate in a similar manner to a Qualified Plan, such as 457 plans and executive deferred compensation arrangements, but not including employer-sponsored IRAs. There are no minimum investment requirements for subsequent purchases to existing accounts. To be eligible to purchase Class I shares, you must also qualify as specified in “How to Choose a Class of Shares.”

ACCOUNT VALUE AND REDEMPTION

If the value of your account falls below $1,000 for Class A and Class Y shares and below $500,000 for Class I shares after the initial purchase, the Fund reserves the right to redeem your shares after 30 days notice to you. This does not apply to accounts exempt from purchase minimums as described above.

HOW FUND SHARES ARE PRICED

The Fund buys or sells its shares at its net asset value, or NAV, per share next determined after receipt of a purchase or redemption plus any applicable sales charge. The Fund calculates its NAV every day the New York Stock Exchange (NYSE) is open, as of the close of regular trading on the NYSE, which is normally 4:00 p.m. Eastern Time.

You may enter a buy or sell order when the NYSE is closed for weekends or holidays. If that happens, your price will be the NAV calculated as of the close of the next regular trading session of the NYSE. The Fund may invest in certain securities which are listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares. As a result, the NAV of the Fund’s shares may change on days when shareholders will not be able to purchase or redeem shares.

The Fund’s investments are generally valued based on market quotations. When market quotations are not readily available for a portfolio security, or in the opinion of the Adviser do not reflect the security’s value, the Fund will use the security’s “fair value” as determined in good faith in accordance with the Fund’s Fair Value Pricing Procedures, which have been approved by the Board of Trustees. As a general principle, the current fair value of a security is the amount which the Fund might reasonably expect to receive for the security upon its current sale. The Fund’s Pricing Committee, whose members are selected by the senior management of the Adviser, is responsible for recommending fair value procedures to the Board of Trustees and for administering the process used to arrive at fair value prices.

Factors that may cause the Fund to use the fair value of a portfolio security to calculate the Fund’s NAV include, but are not limited to: (1) market quotations are not readily available because a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is limited or suspended and not resumed prior to the time at which the Fund calculates its NAV, (3) the market for the relevant security is thin, or the price is “stale” (e.g., because its price doesn’t change in five consecutive business days), (4) the Adviser determines that a market quotation is inaccurate, for example, because price movements are highly volatile and cannot be verified by a reliable alternative pricing source, or (5) where a significant event affecting the value of a portfolio security is determined to have occurred between the time of the market quotation provided for a portfolio security and the time at which the Fund calculates its NAV.

In determining the fair value of securities, the Pricing Committee will consider, among other factors, the fundamental analytical data relating to the security, the nature and duration of any restrictions on disposition of the security, and the forces influencing the market in which the security is traded.

Foreign securities in which the Fund invests may be traded in markets that close before the time that the Fund calculates its NAV. Foreign securities are normally priced based upon the market quotation of such securities as of the close of their respective principal markets, as adjusted to reflect the Adviser’s determination of the impact of events, such as a significant movement in the U.S. markets occurring subsequent to the close of such markets but prior to the time at which the Fund calculates its NAV.

Certain of the Fund’s portfolio securities are valued by an outside pricing service approved by the Board of Trustees. The pricing service may utilize an automated system incorporating a model based on multiple parameters, including a security’s local closing price (in the case of foreign securities), relevant general and sector indices, currency fluctuations, and trading in depository receipts and futures, if applicable, and/or research evaluations by its staff, in determining what it believes is the fair valuation of the portfolio securities valued by such pricing service.

There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV. Because of the inherent uncertainty in fair valuations, and the various factors considered in determining value pursuant to the Fund’s fair value procedures, there can be significant deviations between a fair value price at which a portfolio security is being carried and the price at which it is purchased or sold. Furthermore, changes in the fair

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valuation of portfolio securities may be less frequent, and of greater magnitude, than changes in the price of portfolio securities valued by an independent pricing service, or based on market quotations.

2. HOW TO CHOOSE A CLASS OF SHARES

The Fund offers three classes of shares with different sales charges and 12b-1 fee schedules, designed to provide you with different purchase options according to your investment needs. Class A shares are offered to the general public and differ in terms of sales charges and ongoing expenses. Shares of the Money Fund are not available for exchange with Class I or Class Y shares. Class I shares are offered to eligible investors primarily through certain financial intermediaries that have entered into a Class I Agreement with Van Eck. The Fund reserves the right to accept direct investments by eligible investors. Class Y shares are offered only to investors through “wrap fee” and similar programs offered without a sales charge by certain financial intermediaries and third-party recordkeepers and/or administrators that have entered into a Class Y agreement with Van Eck.

■

CLASS A Shares are offered at net asset value plus an initial sales charge at time of purchase of up to 5.75% of the public offering price. The initial sales charge is reduced for purchases of $25,000 or more. For further information regarding sales charges, breakpoints and other discounts, please see below. The 12b-1 fee is 0.25% annually.

■

CLASS I Shares are offered with no sales charges on purchases, no CDRC, and no 12b-1 fee. To be eligible to purchase Class I (Institutional) shares, you must be an eligible investor that is making or has made a minimum initial investment of at least $1 million (which may be reduced or waived under certain circumstances) in Class I shares of the Fund. Eligible investors in Class I shares include corporations, foundations, family offices and other institutional organizations; high net worth individuals; or a bank, trust company or similar institution investing for its own account or for the account of a client when such institution has entered into a Class I agreement with Van Eck and makes Class I shares available to the client’s program or plan.

■

CLASS Y Shares are offered with no sales charges on purchases, no CDRC, and no 12b-1 fee. To be eligible to purchase Class Y shares, you must be an eligible investor in a “wrap-fee” or other fee-based program, including an Employer-Sponsored Retirement Plan, offered through a financial intermediary that has entered into a Class Y Agreement with Van Eck, and makes Class Y shares available to that program or plan. An “Employer-Sponsored Retirement Plan” includes (a) an employer sponsored pension or profit sharing plan that qualifies (a “Qualified Plan”) under section 401(a) of the Internal Revenue Code of 1986, as amended (the “Code”), including Code section 401(k), money purchase pension, profit sharing and defined benefit plans; (b) an ERISA-covered 403(b) plan; and (c) certain non-qualified deferred compensation arrangements that operate in a similar manner to a Qualified Plan, such as 457 plans and executive deferred compensation arrangements, but not including employer-sponsored IRAs.

Financial intermediaries may offer their clients more than one class of shares of the Fund. Investors should consider carefully the Fund’s share class expenses and applicable sales charges and fees plus any separate transaction and other fees charged by such intermediaries in connection with investing in each available share class before selecting a share class. It is the responsibility of the financial intermediary and the investor to choose the proper share class and notify DST or Van Eck of that share class at the time of each purchase. More information regarding share class eligibility is available in the “How to Buy, Sell, Exchange, or Transfer Shares” section of the Prospectus and in “Purchase of Shares” in the SAI.

3. SALES CHARGES

Unless you are eligible for a waiver, the public offering price you pay when you buy Class A shares of the Fund is the Net Asset Value (NAV) of the shares plus an initial sales charge. The initial sales charge varies depending upon the size of your purchase, as set forth below. No sales charge is imposed where Class A shares are issued to you pursuant to the automatic investment of income dividends or capital gains distribution. It is the responsibility of the financial intermediary to ensure that the investor obtains the proper “breakpoint” discount. Class I and Class Y do not have an initial sales charge.

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Class A Shares Sales Charges
	Sales Charge as a Percentage of

Dollar Amount of Purchase	Offering Price	Net Amount Invested	Percentage to Brokers or Agents[1]
Less than $25,000	5.75%	6.10%	5.00%
$25,000 to less than $50,000	5.00%	5.30%	4.25%
$50,000 to less than $100,000	4.50%	4.70%	3.90%
$100,000 to less than $250,000	3.00%	3.10%	2.60%
$250,000 to less than $500,000	2.50%	2.60%	2.20%
$500,000 to less than $1,000,000	2.00%	2.00%	1.75%
$1,000,000 and over	None[2]

(1)	Brokers or Agents who receive substantially all of the sales charge for shares they sell may be deemed to be statutory underwriters.

(2)	The Distributor may pay a Finder’s Fee of up to 1% to eligible brokers and agents on qualified commissionable purchases at or above the $1 Million breakpoint. For details, contact the Distributor.

REDUCED OR WAIVED SALES CHARGES

You may qualify for a reduced or waived sales charge as stated below, or under other appropriate circumstances. You (or your broker or agent) must notify DST or Van Eck at the time of each purchase or redemption whenever a reduced or waived sales charge is applicable. The term “purchase” refers to a single purchase by an individual (including spouse and children under age 21), corporation, partnership, trustee, or other fiduciary for a single trust, estate, or fiduciary account. For further details, see the SAI. The value of shares owned by an individual in Class A and Class C of each of the Van Eck Funds may be combined for a reduced sales charge in Class A shares only. (The Money Fund cannot be combined for a reduced sales charge in Class A shares.)

In order to obtain a reduced sales charge (i.e., breakpoint discount) or to meet an eligibility minimum, it will be necessary at the time of purchase for you to inform your broker or agent (or DST or Van Eck), of the existence of other accounts in which there are holdings eligible to be aggregated to meet the sales load breakpoints or eligibility minimums.

The Fund makes available information regarding applicable sales loads, breakpoint discounts, reduced or waived sales charges and eligibility minimums, on their website at vaneck.com, free of charge.

FOR CLASS A SHARES

Right of Accumulation

When you buy shares, the amount you purchase will be combined with the value, at current offering price, of any existing Fund shares you own. This total will determine the sales charge level for which you qualify.

Combined Purchases
The combined amounts of your multiple purchases in the Fund on a single day determines the sales charge level for which you qualify.

Letter of Intent

If you plan to make purchases in the Fund within a 13 month period that total an amount equal to a reduced sales charge level, you can establish a Letter of Intent (LOI) for that amount. Under the LOI, your initial and subsequent purchases during that period receive the sales charge level applicable to that total amount. For escrow provisions and details, see the Application.

Persons Affiliated with Van Eck

Trustees, officers, and full-time employees (and their families) of the Fund, Adviser or Distributor may buy without a sales charge. Also, employees (and their spouses and children under age 21) of a brokerage firm or bank that has a selling agreement with Van Eck, and other affiliates and agents, may buy without a sales charge.

Load-waived Programs Through Financial Intermediaries

Financial intermediaries that meet certain requirements and: (i) are compensated by their clients on a fee-only basis, including but not limited to Investment Advisors, Financial Planners, and Bank Trust Departments; or (ii) have entered into an agreement with Van Eck to offer Class A shares through a no-load network or platform, may buy without a sales charge on behalf of their clients.

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Foreign Financial Institutions

Certain foreign financial institutions that have international selling agreements with Van Eck may buy shares with a reduced or waived sales charge for their omnibus accounts on behalf of foreign investors. Shareholders who purchase shares through a foreign financial institution at a fixed breakpoint may pay a greater or lesser sales charge than if they purchased directly through a U.S. dealer.

Institutional Retirement Programs

Certain financial institutions and third-party recordkeepers and/or administrators who have agreements with Van Eck may buy shares without a sales charge for their accounts on behalf of investors in retirement plans and deferred compensation plans other than IRAs.

Buy-back Privilege

You have the right, once a year, to reinvest proceeds of a redemption from Class A shares of the Fund into that Fund or Class A shares of another Fund within 30 days without a sales charge (excluding the Money Fund). If you invest into the same Fund within 30 days before or after you redeem your shares at a loss, the “wash sale” rules apply to disallow for tax purposes a loss realized upon redemption.

FOR CLASS I AND CLASS Y SHARES

No initial sales charge, or CDRC fee is imposed on Class I or Class Y shares. Class I and Class Y are no-load share classes.

4. HOUSEHOLDING OF REPORTS AND PROSPECTUSES

If more than one member of your household is a shareholder of any of the funds in the Van Eck Family of Funds, regulations allow us to deliver single copies of your shareholder reports, prospectuses and prospectus supplements to a shared address for multiple shareholders. For example, a husband and wife with separate accounts in the same fund who have the same shared address generally receive two separate envelopes containing the same report or prospectus. Under the system, known as “householding,” only one envelope containing one copy of the same report or prospectus will be mailed to the shared address for the household. You may benefit from this system in two ways, a reduction in mail you receive and a reduction in fund expenses due to lower fund printing and mailing costs. However, if you prefer to continue to receive separate shareholder reports and prospectuses for each shareholder living in your household now or at any time in the future, please call Account Assistance at 800-544-4653.

5. RETIREMENT PLANS

Fund shares may be invested in tax-advantaged retirement plans sponsored by Van Eck or other financial organizations. Retirement plans sponsored by Van Eck use State Street Bank and Trust Company as custodian and must receive investments directly by check or wire using the appropriate Van Eck retirement plan application. Confirmed trades through a broker or agent cannot be accepted. To obtain applications and helpful information on Van Eck retirement plans, contact your broker or agent or Account Assistance.

Retirement Plans Sponsored by Van Eck:

Traditional IRA

Roth IRA

SEP IRA

Qualified (Pension and Profit Sharing) Plans

6. FEDERAL INCOME TAXES

TAXATION OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS YOU RECEIVE

For tax-reportable accounts, dividends and capital gains distributions are normally taxable even if they are reinvested. Certain dividends may be treated as qualified dividend income, taxable at long-term capital gain rates. Other dividends and short-term capital gains are taxed as ordinary income. Long-term capital gains are taxed at long-term capital gain rates. Tax laws and regulations are subject to change.

TAXATION OF SHARES YOU SELL

For tax-reportable accounts, when you redeem your shares you may incur a capital gain or loss on the proceeds. The amount of gain or loss, if any, is the difference between the amount you paid for your shares (including reinvested dividends and capital gains distributions) and the amount you receive from your redemption. Be sure to keep your regular statements; they contain the information necessary to calculate the capital gain or loss.

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An exchange of shares from one Fund to another will be treated as a sale and purchase of Fund shares. It is therefore a taxable event.

INVESTMENTS IN THE FUND’S WHOLLY-OWNED SUBSIDIARY

The Fund may invest up to 25% of its total assets in the Subsidiary. It is expected that the Subsidiary will invest primarily in commodity and financial futures and option contracts, as well as fixed income securities and other investments intended to serve as margin or collateral for the Subsidiary’s derivatives positions.

Investment in the Subsidiary is expected to provide the Fund with exposure to the commodities markets within the limitations of the federal income tax requirements of Subchapter M of the Internal Revenue Code of 1986, as amended. Subchapter M requires, among other things, that at least 90% of the Fund’s gross income be derived from securities or derived with respect to its business of investing in securities (typically referred to as “qualifying income”). Income from certain of the commodity-linked derivatives in which the Fund invests may not be treated as “qualifying income” for purposes of the 90% income requirement. The Fund has received private letter rulings from the Internal Revenue Service confirming that income from the Fund’s investment in the Subsidiary and income derived from certain commodity-linked notes will constitute “qualifying income” for purposes of Subchapter M.

NON-RESIDENT ALIENS

Dividends and short-term capital gains, if any, paid to non-resident aliens generally are subject to a withholding tax (or lower tax treaty rates for certain countries). The Internal Revenue Service considers these dividends U.S. source income. Currently, the Fund is not required to withhold tax from distributions of long-term capital gains or redemption proceeds if non-resident alien status is properly certified.

7. DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

Dividends and capital gains distributions are generally declared and paid annually in December. See your tax adviser for details. Short-term capital gains are treated like dividends and follow that schedule. Occasionally, a dividend and/or capital gain distribution may be made outside of the normal schedule.

Dividends and Capital Gains Distribution Schedule

Fund	Dividends and Short-Term Capital Gains	Distribution of Long-Term Capital Gains
Van Eck CM Commodity Index Fund	December	December

Dividends and Capital Gains Distributions Reinvestment Plan

Dividends and/or distributions are automatically reinvested into your account without a sales charge, unless you elect a cash payment. You may elect cash payment either on your original Account Application, or by calling Account Assistance at 800-544-4653.

Divmove

You can have your cash dividends from a Class A Fund automatically invested in Class A shares of another Van Eck Fund. Cash dividends are invested on the payable date, without a sales charge. For details and an Application, call Account Assistance.

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8. MANAGEMENT OF THE FUND

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SHAREHOLDER INFORMATION (continued)

INFORMATION ABOUT FUND MANAGEMENT

INVESTMENT ADVISER
Van Eck Associates Corporation (the “Adviser”), 335 Madison Avenue, New York, New York 10017 has been an investment adviser since 1955 and also acts as adviser or sub-adviser to other mutual funds, hedge funds, ETFs, pension plans and other investment accounts.

John C. van Eck and members of his immediate family own 100% of the voting stock of the Adviser. As of December 31, 2009, the Adviser’s assets under management were approximately $19.3 billion.

Fees paid to the Adviser: Pursuant to the Advisory Agreement, the Fund pays the Adviser a monthly fee at the annual rate of 0.75% of the Fund’s average daily net assets.

The Adviser has agreed to waive fees and/or pay expenses for the Fund to the extent necessary to prevent the operating expenses of the Fund (excluding acquired fund fees and expenses, interest expense, trading expenses, dividends on securities sold short, taxes and extraordinary expenses) from exceeding 0.95% for Class A, 0.65% for Class I, and 0.70% for Class Y of the Fund’s average daily net assets per year until May 1, 2012. The expense limitation is expected to continue until the Board of Trustees acts to discontinue all or a portion of such expense limitation.

The Adviser also has agreed to waive fees and/or pay expenses for the Fund to the extent necessary to prevent the operating expenses of the Fund’s Class Y shares from exceeding the operating expenses of the Fund’s Class A shares.

A discussion regarding the basis for the Board’s approval of the investment advisory agreement of the Fund will be available in the Fund’s annual or semi-annual report to shareholders for the fiscal period first ending after the date of this Prospectus.

PORTFOLIO MANAGER

VAN ECK CM COMMODITY INDEX FUND

Portfolio Manager The portfolio manager is responsible for the day-to-day portfolio management of the Fund.

Michael Mazier. Mr. Mazier has been employed by the Adviser since August 2007. Prior to joining the Adviser, Mr. Mazier served as a bond analyst in the Fixed Income Research department of Morgan Stanley. He was also Vice President at Merrill Lynch Global Research Department, where he covered closed-end funds. Mr. Mazier graduated from Syracuse University in 1983 with a Bachelor of Science majoring in Electrical Engineering; graduated from Villanova University in 1986 with a Master of Science in Computer Engineering; and graduated from Columbia Business School in 1990 with a Master of Business Administration. Mr. Mazier is on the investment team for another fund of the Trust and serves as portfolio manager for certain other investment companies advised by the Adviser. Mr. Mazier has served as the portfolio manager of the Fund since its inception.

The SAI provides additional information about the above Portfolio Manager, his compensation, other accounts he manages.

PLAN OF DISTRIBUTION (12b-1 PLAN)
The Fund has adopted a Plan of Distribution pursuant to Rule 12b-1 under the Act that allows the Fund to pay distribution fees for the sale and distribution of its shares. Because these fees are paid out of the Fund’s assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. Class I and Class Y shares do not have 12b-1 fees. For a complete description of the Plan of Distribution, please see “Plan of Distribution” in the SAI.

Van Eck Funds Annual 12b-1 Schedule	Fee to Fund	Payment to Dealer
Van Eck CM Commodity Index Fund-A	0.25%	0.25%

THE TRUST
For more information on the Van Eck Funds (the “Trust”), the Trustees and the Officers of the Trust, see “The Trust” and “Trustees and Officers” in the SAI.

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EXPENSES
The Fund bears all expenses of its operations other than those incurred by the Adviser or its affiliate under the Advisory and/or Administrative Agreement with the Trust. For a more complete description of Fund expenses, please see the SAI.

THE DISTRIBUTOR
Van Eck Securities Corporation, 335 Madison Avenue, New York, NY 10017 (the “Distributor”), a wholly owned subsidiary of the Adviser, has entered into a Distribution Agreement with the Trust.

The Distributor generally sells and markets shares of the Fund through intermediaries, such as broker-dealers. The intermediaries selling the Fund’s shares are compensated from sales charges and from 12b-1 fees and/or shareholder services fees paid directly and indirectly by the Fund.

In addition, the Distributor may pay certain intermediaries, out of its own resources and not as an expense of the Fund, additional cash or non-cash compensation as an incentive to intermediaries to promote and sell shares of the Fund and other mutual funds distributed by the Distributor. These payments are commonly known as “revenue sharing”. The benefits that the Distributor may receive when it makes these payments include, among other things, placing the Fund on the intermediary’s sales system and/or preferred or recommended fund list, offering the Fund through the intermediary’s advisory or other specialized programs, and/or access (in some cases on a preferential basis over other competitors) to individual members of the intermediary’s sales force. Such payments may also be used to compensate intermediaries for a variety of administrative and shareholders services relating to investments by their customers in the Fund. The fees paid by the Distributor to intermediaries may be calculated based on the gross sales price of shares sold by an intermediary, the net asset value of shares held by the customers of the intermediary, or otherwise. These fees, may, but are not normally expected to, exceed in the aggregate 0.50% of the average net assets of the funds attributable to a particular intermediary on an annual basis.

The Distributor may also provide intermediaries with additional cash and non-cash compensation, which may include financial assistance to intermediaries in connection with conferences, sales or training programs for their employees, seminars for the public and advertising campaigns, technical and systems support, attendance at sales meetings and reimbursement of ticket charges. In some instances, these incentives may be made available only to intermediaries whose representatives have sold or may sell a significant number of shares.

Intermediaries may receive different payments, based on a number of factors including, but not limited to, reputation in the industry, sales and asset retention rates, target markets, and customer relationships and quality of service. No one factor is determinative of the type or amount of additional compensation to be provided. Financial intermediaries that sell Fund shares may also act as a broker or dealer in connection with execution of transactions for the Fund’s portfolios. The Fund and the Adviser have adopted procedures to ensure that the sales of the Fund’s shares by an intermediary will not affect the selection of brokers for execution of portfolio transactions.

Not all intermediaries are paid the same to sell mutual funds. Differences in compensation to intermediaries may create a financial interest for an intermediary to sell shares of a particular mutual fund, or the mutual funds of a particular family of mutual funds. Before purchasing shares of any Fund, you should ask your intermediary or its representative about the compensation in connection with the purchase of such shares, including any revenue sharing payments it receives from the Distributor.

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Appendix A

DESCRIPTION OF THE CMCI

The following is a more complete description of the UBS Bloomberg Constant Maturity Commodity Total Return Index (the “CMCI” or the “Index”), including, without limitation, information about the composition, weighting, method of calculation and procedures for changes in components and weights.

Overview of the CMCI
The CMCI is weighted across both commodities and maturities. The Index, which is rebalanced monthly, represents a basket of futures contracts on 26 underlying commodities with a series of up to five different investment maturities for each individual commodity using the calculation methodology of constant maturity forwards. Traditional commodity indices tend to focus on front-month contracts with short tenors (time to maturity) whereas the Index is based on commodity futures contracts with tenors ranging from around three months to over three years. The Index also offers continuous roll mechanisms for each constant maturity with respect to each commodity. This is in contrast to the rolling of near-term contracts over a short, pre-defined period of time that is offered in other commodity indices. The commodities represented in the Index currently include agricultural products, energy products, metals and minerals. The exchanges include the New York Mercantile Exchange (including the COMEX division), Chicago Board of Trade, London Metal Exchange, New York Board of Trade, Chicago Mercantile Exchange, Kansas City Board of Trade, ICE Futures and Euronext.Liffe.

The overall return on the Index is generated by two components: (i) uncollateralized returns from holding and rolling of futures contracts comprising the Index and (ii) a daily fixed-income return, which reflect the interest earned on a hypothetical 91-day Treasury Bill portfolio theoretically deposited as margin for hypothetical positions in the futures contracts comprising the Index.

As of July 1, 2010, the CMCI consisted of the following commodity sectors with the following relative target weights: Energy (34.6%), Agriculture (29.6%), Industrial Metals (26.9%), Precious Metals (5.0%) and Livestock (3.9%).

Component Selection and Target Weights
For a commodity contract to be included in the Index, the following primary and secondary requirements have to be satisfied:

•

The “primary requirements” involve satisfying certain criteria related to the nature of the instrument as well as some technical characteristics including country of origin, trading characteristics, foreign exchange controls, availability and accuracy of contract, price and volume data.

•

The “secondary requirements” involve satisfying a series of purely financial thresholds based on liquidity, including, among other things, open interest and market volume. Open interest, which reflects positions in contracts that remain open on an overnight or multi-day basis, is used to assess past and future liquidity. Market volume, which reflects the number of contracts traded in a given period of time, indicates immediate interest, and over a period of time provides a usable measure of liquidity.

Index Weightings

The weighting process for the Index is designed to reflect the economic significance and market liquidity of each commodity. The Index sponsors use a two-step approach to determine target weights: first, economic indicators (regional Consumer Price Indexes (CPI), Producer Price Indexes (PPI) and Gross Domestic Projects (GDP)), along with liquidity analysis, are used to determine the sector weights (the five sectors of the Index are currently agriculture, livestock, energy, precious metals and industrial metals); then global consumption data in conjunction with further liquidity analysis is used to calculate the individual component weights. In order to ensure a high level of diversification and avoid unnecessary dilution, the weight of any individual index component is limited to 20% and any commodity with a weight that is lower than 0.60% is excluded from the CMCI.

Changes in the Weights and/or Index Composition
The CMCI Governance Committee (in consultation with the CMCI Advisory Committee) reviews the selection and weightings of the futures contracts in the Index bi-annually, in October and April, or at any special meeting called by the CMCI Advisory Committee. Thus, weights are potentially reassigned whenever a regular or special meeting of the CMCI Governance Committee is held, subject to ratification by the Index Sponsors.

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Tenors of Contracts

The Index represents a weighted average of all availably CMCI constant maturities (ranging from three months to over three years). The distribution of weightings to available tenors (time to maturity) is a function of relative liquidity of the underlying futures contracts. As of January 1, 2010, the average tenor of the futures contracts comprising the Index is approximately 8.35 months. As with most asset classes, the liquidity of commodity futures contracts tends to reduce as time to maturity increases.

Rebalancing of the Index Components
Due to price movements, the weight of each component in the Index will move away from its Target Weight over time. The weight of each Index component is therefore rebalanced over the final three CMCI Business Days of each month in order to bring each underlying commodity and tenor back to its Target Weight. The process is automatic and is implemented via a pre-defined methodology.

In addition, twice annually in January and July there is a maintenance period at which time the Target Weights themselves are adjusted according to decisions of the CMCI Governance Committee as ratified by the Index Sponsors.

Calculation of the Index
The Index is calculated and disseminated by UBS approximately every fifteen seconds (assuming the Index level has changed within such fifteen-second interval) from 8:00 a.m. to 3:00 p.m., New York City time, and a daily closing Index level is published between 4:00 p.m. and 6:00 p.m., New York City time, on each Trading Day, Index information is available from Bloomberg on pages CUBS + GO, CMCN or CMCX and from Reuters on page UBSCMCI.

Index information is also available on the Bloomberg website: http://www.bloomberg.com (Select “COMMODITIES” from the drop-down menu entitle “Market Data”). For further information on CMCI, investors can go the http://www.usb.com/cmci. Index values can also be found at http://www.ubs.com/keyinvest, choose “United States,” and then click on the “Commodities” tab.

Total Return
The Index is a “total return” index. In addition to uncollateralized returns generated from the futures contracts comprising the Index, a daily fixed-income return is added, which reflects the interest earned on a hypothetical 91-day Treasury Bill portfolio theoretically deposited as margin for hypothetical positions in the futures contracts comprising the Index. The rate used to calculate the daily fixed-income return is the 91-day U.S. Treasury Bill auction rate, as published by the “Treasury Security Auction Results” report, published by the Bureau of the Public Debt currently available on the website: http://www.treasurydirect.gov/annceresult/press/press.htm. The rate is generally published once per week on Monday and generally made effective with respect to the Index on the following Trading Day.

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Appendix B

LICENSING AGREEMENT AND DISCLAIMER

Van Eck Associates Corporation (“the Adviser”) has entered into a licensing agreement with UBS AG, London and Bloomberg Finance L.P. to use the UBS Bloomberg Constant Maturity Commodity Total Return Index (the “CMCI”). The Van Eck CM Commodity Index Fund is entitled to use the CMCI pursuant to a sub-licensing arrangement with the Adviser.

UBS and Bloomberg own or exclusively license, solely or jointly as agreed between them all proprietary rights with respect to the CMCI. Any third-party product based on or related to the CMCI (“Product”) may only be issued upon the prior joint written approval of UBS and Bloomberg and upon the execution of a license agreement between UBS, Bloomberg and the party intending to launch a Product (a “Licensee”). In no way do UBS or Bloomberg sponsor or endorse, nor are they otherwise involved in the issuance and offering of a Product nor do either of them make any representation or warranty, express or implied, to the holders of the Product or any member of the public regarding the advisability of investing in the Product or commodities generally or in futures particularly, or as to results to be obtained from the use of the CMCI or from the Product. Further, neither UBS nor Bloomberg provides investment advice to any Licensee specific to the Product, other than providing the CMCI as agreed in the license agreement with the Licensee, and which will be done without consideration of the particular needs of the Product or the Licensee. UBS and Bloomberg each specifically disclaim any liability to any party for any inaccuracy in the data on which the CMCI is based, for any mistakes, errors, omissions or interruptions in the calculation and/or dissemination of the CMCI, or for the manner in which such is applied in connection with the issuance and offering of a Product. In no event shall UBS or Bloomberg have any liability to any party for any lost profits or indirect, punitive, special or consequential damages or losses.

THIS IS NOT AN OFFER OR SOLICITATION BY UBS OR BLOOMBERG OF AN OFFER TO BUY OR SELL ANY SECURITY OR INVESTMENT. PAST PERFORMANCE OF THE UBS BLOOMBERG CONSTANT MATURITY COMMODITY INDEX IS NOT NECESSARILY INDICATIVE OF FUTURE RESULTS.

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[THIS PAGE INTENTIONALLY LEFT BLANK]

For more detailed information, see the Statement of Additional Information (SAI), which is legally a part of and is incorporated by reference into this Prospectus.

Once available, additional information about the investments will be available in the Fund’s annual and semi-annual reports to shareholders. In the Fund’s annual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. As previously noted, however, this Fund has not yet commenced operations and thus, no such reports are currently available.

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Call Van Eck at 800.826.1115, or visit the Van Eck website at vaneck.com to request, free of charge, the annual or semi-annual reports (once available), the SAI, information regarding applicable sales loads, breakpoint discounts, reduced or waived sales charges and eligibility minimums, or other information about the Fund.

■

Information about the Fund (including the SAI) can also be reviewed and copied at the Securities and Exchange Commission (SEC) Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling 202.551.8090.

■

Reports and other information about the Fund are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. In addition, copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-1520.

Transfer Agent:
DST Systems, Inc.
P.O. Box 218407
Kansas City, Missouri 64121-8407

800.544.4653
vaneck.com

SEC REGISTRATION NUMBER: 811-04297

PROSPECTUS

NOVEMBER XX, 2010

Van Eck Funds

Van Eck Long/Flat Commodity Index Fund
Class A: LFCAX/ Class I: LFCIX/ Class Y: LFCYX

These securities have not been approved or disapproved either by the Securities and Exchange Commission (SEC) or by any State Securities Commission. Neither the SEC nor any State Commission has passed upon the accuracy or adequacy of this prospectus. Any claim to the contrary is a criminal offense.

VAN ECK LONG/FLAT COMMODITY INDEX FUND (CLASS A, I, Y)

SUMMARY INFORMATION

INVESTMENT OBJECTIVE

The Van Eck Long/Flat Commodity Index Fund seeks to track, before fees and expenses, the performance of the Morningstar Long/Flat Commodity Index.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for Class A sales charge discounts if you and your family (includes spouse and children under age 21) invest, or agree to invest in the future, at least $25,000, in the aggregate, in Classes A and C of the Van Eck Funds. More information about these and other discounts is available from your financial professional and in the “Shareholder Information” section of the Fund’s prospectus and in the “Availability of Discounts” and “Breakpoint Linkage Rules for Discounts” sections of the Fund’s Statement of Additional Information (“SAI”).

Shareholder Fees
(fees paid directly from your investment)

	Class A	Class I	Class Y
Maximum Sales Charge (load) imposed on purchases (as a percentage of offering price)	5.75%	0.00%	0.00%
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of the net asset value or purchase price)	0.00%	0.00%	0.00%

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class I	Class Y
Management Fees	0.85%	0.85%	0.85%
Distribution and/or Service (12b-1) Fees	0.25%	0.00%	0.00%
Other Expenses[1]	0.52%	0.23%	0.52%
Total Annual Fund Operating Expenses	1.62%	1.08%	1.37%
Fees/Expenses Waived or Reimbursed[2]	(0.27%)	(0.08%)	(0.27%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.35%	1.00%	1.10%

[1]	Other expenses are based on estimated amounts for the current fiscal year.

[2]

Van Eck Associates Corporation (the “Adviser”) has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding acquired fund fees and expenses, interest expense, trading expenses, dividends on securities sold short, taxes and extraordinary expenses) from exceeding 1.35% for Class A, 1.00% for Class I, and 1.10% for Class Y of the Fund’s average daily net assets per year until May 1, 2012. During such time, the expense limitation is expected to continue until the Board of Trustees acts to discontinue all or a portion of such expense limitation.

Expense Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem all of your shares at the end of these periods or continue to hold them. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual expenses may be higher or lower, based on these assumptions, your costs would be:

	Share Status	1 Year	3 Years
Class A	Sold or Held	$705	$1,032
Class I	Sold or Held	$102	$336
Class Y	Sold or Held	$112	$407

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to achieve its investment objective by investing in instruments that derive their value from the performance of the Morningstar Long/Flat Commodity Index (the “Long/Flat Index”), as described below, and in bonds, debt securities and other fixed income instruments (“Fixed Income Instruments”) issued by various U.S. public- or private-sector entities. Although the Fund reserves the right to invest in commodity index-linked notes and swap agreements, the Fund currently intends to invest in commodity futures contracts and options on futures contracts that provide economic exposure to the investment returns of the commodities markets, as represented by the Long/Flat Index and its constituents. Commodities are assets that have tangible properties, such as oil, metals, and agricultural products. A commodity-linked derivative is a derivative instrument whose value is linked to the movement of a commodity, commodity index, commodity option or futures contract. The value of commodity-linked derivative instruments may be affected by overall market movements and other factors affecting the value of a particular industry or commodity, such as weather, disease, embargoes, or political and regulatory developments.

The Long/Flat Index is a rules-based commodity futures index that employs a momentum rule to determine if exposure to a particular commodity should be maintained with its prescribed weighting (a “long position”) or moved to cash (a “flat position”). Whether a position will be long or flat is determined, at the time of the monthly rebalancing, by comparing the linked price of each commodity to the 12-month moving average of the linked price. For example, if at a monthly rebalancing, the linked price for a commodity exceeds its 12-month moving average, the Long/Flat Index takes the long side in the subsequent month. Conversely, if the linked price for a commodity is below its 12-month moving average, the Long/Flat Index moves the position to cash, i.e. flat. The linked price is determined based on price changes and roll yields. Roll yield is the amount of return generated (either positive or negative) by rolling a short-term contract into a longer-term contract and profiting or losing money from the convergence toward a higher or lower spot price. To be considered for inclusion in the Long/Flat Index, a commodity should have futures contracts traded on one of the U.S. exchanges and rank in the top 95% by total dollar value of open interest. The weight of each individual commodity in the Long/Flat Index is the product of two factors: magnitude and the direction of the momentum signal. The Long/Flat Index is reconstituted annually and directions (i.e. whether long or flat) of each commodity are determined monthly. A more detailed description of the Long/Flat Index is contained in Appendix A to the Prospectus.

The Fund may seek to gain exposure to the individual commodity components of the Long/Flat Index by investing in futures contracts that comprise the Long/Flat Index, either directly or indirectly through a wholly-owned subsidiary of the Fund (the “Subsidiary”). The Fund may also seek to track the returns of the Long/Flat Index by entering into swap contracts and commodity index-linked notes with one or more counterparties, which contracts and notes will rise and fall in value in response to changes in the value of the Long/Flat Index. The Fund may enter into such contracts and notes directly or indirectly through the Subsidiary. Commodity index-linked notes are derivative debt instruments with principal and/or coupon payments linked to the performance of commodity indices (such as the Long/Flat Index). These commodity index-linked notes are sometimes referred to as “structured notes” because the terms of these notes may be structured by the issuer and the purchaser of the note.

For tax reasons, it may be advantageous for the Fund to create and maintain its exposure to the commodity markets, in whole or in part, by investing in the Subsidiary. The Subsidiary has the same investment objective as the Fund and the portfolio of the Subsidiary is managed by the Adviser for the exclusive benefit of the Fund. As discussed in greater detail elsewhere in this prospectus, the Subsidiary (unlike the Fund) may invest without limitation in commodity-linked swap agreements and other commodity-linked derivative instruments including futures. The Fund may invest up to 25% of its assets in the Subsidiary.

The derivative instruments in which the Fund and the Subsidiary primarily intend to invest are instruments linked to commodity indices, such as the Long/Flat Index, and instruments linked to the value of a particular commodity or commodity futures contract, or a subset of commodities or commodity futures contracts. These instruments may specify exposure to commodity futures with different roll dates, reset dates or contract months than those specified by a particular commodity index. As a result, the commodity-linked derivatives component of the Fund’s portfolio may deviate from the returns of any particular commodity index. The Fund or the Subsidiary may over-weight or under-weight its exposure to a particular commodity index, or a subset of commodities, such that the Fund has greater or lesser exposure to that index than the value of the Fund’s net assets, or greater or lesser exposure to a subset of commodities than is represented by a particular commodity index. Such deviations may be the result of temporary market fluctuations, and under normal

4

circumstances, the Fund will seek to maintain notional exposure to one or more commodity indices within 5% (plus or minus) of the value of the Fund’s net assets. To the extent the Long/Flat Index is concentrated in a particular industry (or one or more commodities that comprise an industry) the Fund will necessarily be concentrated in that industry.

Assets not invested in commodity-linked derivative instruments or the Subsidiary may be invested in Fixed Income Instruments, including derivative Fixed Income Instruments. The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

The average duration of the portfolio of Fixed Income Instruments will vary based on the Adviser’s forecast for interest rates and, under normal market conditions, is not expected to exceed five years. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates. Similarly, a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration. By way of example, the price of a bond fund with an average duration of five years would be expected to fall approximately 5% if interest rates rose by one percentage point. The Fund will invest primarily in securities of the U.S. Government and its agencies and investment grade bonds of private issuers rated Baa or higher or, if unrated, determined by the Adviser to be of comparable quality. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy back or dollar rolls, repurchase agreements or reverse repurchase agreements). The Fund may also invest, without limitation, in money market funds.

The Adviser may hire and terminate sub-advisers in accordance with the terms of an exemptive order obtained by the Fund and the Adviser from the SEC, under which the Adviser is permitted, subject to supervision and approval of the Board of Trustees, to enter into and materially amend sub-advisory agreements without seeking shareholder approval. The Adviser will furnish shareholders of the Fund with information regarding a new sub-adviser within 90 days of the hiring of the new sub-adviser. Currently, the Adviser has not hired a sub-adviser to assist with the portfolio management of the Fund.

PRINCIPAL RISKS

There is no assurance that the Fund will achieve its investment objective. The Fund’s share price and return will fluctuate with changes in the market value of the Fund’s portfolio securities. Accordingly, an investment in the Fund involves the risk of losing money.

Commodities and Commodity-Linked Derivatives. Exposure to the commodities markets, such as precious metals, industrial metals, gas and other energy products and natural resources, may subject the Fund to greater volatility than investments in traditional securities. The commodities markets may fluctuate widely based on a variety of factors including changes in overall market movements, political and economic events and policies, war, acts of terrorism and changes in interest rates or inflation rates. Because the value of a commodity-linked derivative instrument and structured note typically are based upon the price movements of physical commodities, the value of these securities will rise or fall in response to changes in the underlying commodities or related index of investment.

Counterparty. A loss may be sustained as a result of the failure of another party to a contract (usually referred to as a “counterparty”) to make required payments or otherwise comply with a contract’s terms. The Fund also bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. In addition, the Fund may enter into swap agreements with a limited number of counterparties, and the Fund may invest in commodity-linked structured notes issued by a limited number of issuers that will act as counterparties, which may increase the Fund’s exposure to counterparty credit risk. Swap agreements also may be considered to be illiquid. Further, there is a risk that no suitable counterparties are willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective.

Debt Securities. Debt securities are subject to credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a debt security will be unable to make interest payments or repay principal when it becomes due. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates.

Derivatives. The use of swap agreements, options, futures contracts and structured notes, presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying security, commodity, asset, index or reference rate. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing a Fund to lose more money than it would have lost had it invested in the underlying security. Also, a liquid secondary market may

5

not always exist for the Fund’s derivative positions at times when the Fund might wish to terminate or sell such positions and over the counter instruments may be illiquid.

Industry Concentration. The Fund may be subject to greater risks and market fluctuations than a fund whose portfolio has exposure to a broader range of industries. The Fund may be susceptible to financial, economic, political or market events, as well as government regulation, impacting a particular industry.

Market. Market risk refers to the risk that the market prices of securities, commodities and related instruments that the Fund holds will rise or fall, sometimes rapidly or unpredictably. In general, equity securities and commodities tend to have greater price volatility than debt securities.

Non-Diversification. A non-diversified fund’s greater investment in a single issuer makes the fund more susceptible to financial, economic or market events impacting such issuer. A decline in the value of or default by a single security in the non-diversified fund’s portfolio may have a greater negative effect than a similar decline or default by a single security in a diversified portfolio.

Regulatory. Changes in the laws of and government regulation by the United States and/or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could adversely affect the operations of the Fund and/or the Subsidiary and impair the ability of the Fund to achieve its investment objective.

Repurchase and Reverse Repurchase Agreements. A repurchase agreement exposes the Fund to the risk that the party that sells the security may default on its obligation to repurchase it. The Fund may lose money if it cannot sell the security at the agreed-upon time and price or the security loses value before it can be sold. A reverse repurchase agreement involves the risk that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price.

Subsidiary. By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. There is no guarantee that the investment objective of the Subsidiary will be achieved.

Tracking Error. The Fund’s return may not match the return of the Long/Flat Index due to, among other factors, the Fund incurring operating expenses, and not being fully invested at all times as a result of cash inflows and cash reserves to meet redemptions.

PERFORMANCE
The Fund has not yet commenced operations. Accordingly, the Fund does not have a full calendar year of performance.

PORTFOLIO MANAGEMENT
Investment Adviser. Van Eck Associates Corporation

Portfolio Manager.

Michael Mazier, Portfolio Manager, 2010

PURCHASE AND SALE OF FUND SHARES

In general, shares of the Fund may be purchased or redeemed on any business day, primarily through financial representatives such as brokers or advisers, or directly by eligible investors through the Fund’s transfer agent. Purchase minimums for Classes A and Y shares are $1000 for an initial purchase and $100 for a subsequent purchase, with no purchase minimums for any purchase through a retirement or pension plan account, for any “wrap fee” account and similar programs offered without a sales charge by certain financial institutions and third-party recordkeepers and/or administrators, and for any account using the Automatic Investment Plan, or for any other periodic purchase program. Purchase minimums for Class I shares are $1 million for an initial purchase and no minimum for a subsequent purchase; the initial minimum may be reduced or waived at the Fund’s discretion.

TAX INFORMATION

The Fund normally distributes net investment income and net realized capital gains, if any, to shareholders. These distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred retirement account that will be taxed at a later date, such as a 401(k) plan or an individual retirement account (IRA).

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict

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of interest by influencing the broker-dealer or other intermediary and your financial professional to recommend the Fund over another investment. Ask your financial professional or visit your financial intermediary’s website for more information.

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II. INVESTMENT OBJECTIVE, STRATEGIES, POLICIES, RISKS AND OTHER INFORMATION

This section states the Fund’s investment objective and describes certain strategies and policies that the Fund may utilize in pursuit of its investment objective. This section also provides additional information about the principal risks associated with investing in the Fund.

1. INVESTMENT OBJECTIVE

The Van Eck Long/Flat Commodity Index Fund seeks to track, before fees and expenses, the performance of the Morningstar Long/Flat Commodity Index.

The Fund’s investment objective is non-fundamental and may be changed by the Board of Trustees without shareholder approval. The Fund has adopted a policy that requires the Fund to provide shareholders with 60 days’ prior written notice before its investment objective can be changed (to the extent practicable).

2. ADDITIONAL INFORMATION ABOUT PRINCIPAL INVESTMENT STRATEGIES AND RISKS

COMMODITIES AND COMMODITY-LINKED DERIVATIVES

Definition

Commodities include precious metals (such as gold, silver, platinum and palladium in the form of bullion and coins), industrial metals, gas and other energy products and natural resources. The value of a commodity-linked derivative investment generally is based upon the price movements of a physical commodity (such as energy, mineral, or agricultural products), a commodity futures contract or commodity index, or other economic variable based upon changes in the value of commodities or the commodities markets. The Fund may seek exposure to the commodity markets through investments in leveraged or unleveraged commodity-linked or index-linked notes, which are derivative debt instruments with principal and/or coupon payments linked to the value of commodities, commodity futures contracts or the performance of commodity indices. These notes are sometimes referred to as “structured notes” because the terms of these notes may be structured by the issuer and the purchaser of the note.

Risk

Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The commodities markets may fluctuate widely based on a variety of factors including changes in overall market movements, political and economic events and policies, war, acts of terrorism and changes in interest rates or inflation rates. Prices of various commodities may also be affected by factors such as drought, floods, weather, embargoes, tariffs and other regulatory developments. The prices of commodities can also fluctuate widely due to supply and demand disruptions in major producing or consuming regions. Certain commodities may be produced in a limited number of countries and may be controlled by a small number of producers. As a result, political, economic and supply related events in such countries could have a disproportionate impact on the prices of such commodities.

Commodity-Linked “Structured” Securities. Because the value of a commodity-linked derivative instrument typically is based upon the price movements of a physical commodity, the value of the commodity-linked derivative instrument may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry. The value of these securities will rise or fall in response to changes in the underlying commodity or related index of investment.

Structured Notes. Structured notes expose the Fund economically to movements in commodity prices. The performance of a structured note is determined by the price movement of the commodity underlying the note. A highly liquid secondary market may not exist for structured notes, and there can be no assurance that one will develop. These notes are often leveraged, increasing the volatility of each note’s market value relative to changes in the underlying commodity, commodity futures contract or commodity index.

COUNTERPARTY

Definition	A counterparty is the other party that participates in a transaction, e.g. the other party to a contract.

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Risk

The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities, commodities or asset class without actually purchasing those securities or investments, or to hedge a position. Such financial instruments include, but are not limited to total return, index, interest rate, and credit default swap agreements, and structured notes. The Fund will use counterparty agreements to exchange the returns (or differentials in rates of return) earned or realized in particular predetermined investments or instruments. The Fund will not enter into any agreement involving a counterparty unless the Adviser believes that the other party to the transaction is creditworthy. A loss may be sustained as a result of the failure of a counterparty to make required payments or otherwise comply with a contract’s terms.

The use of swap agreements and structured notes involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. In addition, the Fund may enter into swap agreements with a limited number of counterparties, and the Fund may invest in commodity-linked structured notes issued by a limited number of issuers that will act as counterparties, which may increase the Fund’s exposure to counterparty credit risk. Swap agreements also may be considered to be illiquid. Further, there is a risk that no suitable counterparties are willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective.

DEBT SECURITIES

Definition

Debt securities may include bonds and other forms of debentures or obligations. When an issuer sells debt securities, it sells them for a certain price, and for a certain term. Over the term of the security, the issuer promises to pay the buyer a certain rate of interest, then to repay the principal at maturity. Debt securities are also bought and sold in the a “secondary market” — that is, they are traded by people other than their original issuers.

Risk

Debt securities are subject to credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a debt security will be unable to make interest payments or repay principal when it becomes due. Various factors could affect the issuer’s ability to make timely interest or principal payments, including changes in the issuer’s financial condition or in general economic conditions. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. When the general level of interest rates rise, the value of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but may affect the value of the Fund’s shares.

DERIVATIVES

Definition

The term “derivatives” covers a broad range of financial instruments, including swap agreements, options, warrants, futures contracts, currency forwards and structured notes, whose values are derived, at least in part, from the value of one or more indicators, such as a security, asset, index or reference rate.

Risk

The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying security, commodity, asset, index or reference rate, which may be magnified by certain features of the derivatives. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility, among other consequences. The use of derivatives may also increase the amount of taxes payable by shareholders. Other risks arise from the Fund’s potential inability to terminate or sell derivative positions. A liquid secondary market may not always exist for the Fund’s derivative positions at times when the Fund might wish to terminate or sell such positions. Over the counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risk of mispricing or improper valuation and that changes in the

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value of the derivative may not correlate perfectly with the underlying security, asset, index or reference rate.

Futures Contracts. Futures contracts and options on futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. Index futures are futures contracts for various indices that are traded on registered securities exchanges.

Options. The buyer of an option acquires the right to buy (a call option) or sell (a put option) a certain quantity of a security (the underlying security) or instrument at a certain price up to a specified point in time. The seller or writer of an option is obligated to sell (a call option) or buy (a put option) the underlying security. When writing (selling) call options on securities, the Fund may cover its positions by owning the underlying security on which the option is written or by owning a call option on the underlying security. Alternatively, the Fund may cover its positions by maintaining, in a segregated account, cash or liquid securities equal in value to the exercise price of the call options written by the Fund.

The risks associated with the Fund’s use of futures and options contracts include:

•	The Fund experiencing losses that exceed losses experienced by funds that do not use futures contracts and options.
•	There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures and options on futures.
•

Due to market conditions, there may not always be a liquid secondary market for a futures contract. As a result, the Fund may be unable to close out its futures contracts at a time which is advantageous.

•	Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.
•

Because option premiums paid or received by the Fund are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

INDUSTRY CONCENTRATION

Definition	To the extent the Long/Flat Index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry.

Risk

The Fund may be subject to greater risks and market fluctuations than a fund whose portfolio has exposure to a broader range of industries. The Fund may be susceptible to financial, economic, political or market events, as well as government regulation, impacting a particular industry.

MARKET

Definition	An investment in the Fund involves “market risk” — the risk that the prices of securities, commodities and related instruments will rise or fall.

Risk

Market risk refers to the risk that the market prices of securities, commodities and related instruments that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security prices may decline over short or even extended periods not only because of company-specific developments but also due to an economic downturn, a change in interest or currency rates or a change in investor sentiment. In general, equity securities and commodities tend to have greater price volatility than debt securities.

NON-DIVERSIFICATION

Definition

A non-diversified fund may invest a larger portion of its assets in a single issuer. A “diversified” fund is required by the 1940 Act, generally, with respect to 75% of its total assets, to invest not more than 5% of such assets in the securities of a single issuer.

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Risk

A non-diversified fund’s greater investment in a single issuer makes the fund more susceptible to financial, economic or market events impacting such issuer. A decline in the value of or default by a single security in the non-diversified fund’s portfolio may have a greater negative effect than a similar decline or default by a single security in a diversified portfolio.

REGULATORY

Definition	The Fund and the Subsidiary are subject to the laws and regulated by the governments of the United States and/or the Cayman Islands, respectively.

Risk

Changes in the laws of and government regulation by the United States and/or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could adversely affect the operations of the Fund and/or the Subsidiary and impair the ability of the Fund to achieve its investment objective.

REPURCHASE AND REVERSE REPURCHASE AGREEMENTS

Definition

In a repurchase agreement, the Fund acquires a security for a short time while agreeing to sell it back at a designated price and time. The agreement creates a fixed rate of return not subject to market fluctuations. In a reverse repurchase agreement, the Fund sells a security subject to the obligation of a buyer to resell and a Fund to repurchase such security at a fixed time and price The Fund enters into these agreements generally with member banks of the Federal Reserve System or certain non-bank dealers; these counterparties collateralize the transaction.

Risk

A repurchase agreement exposes the Fund to the risk that the party that sells the security may default on its obligation to repurchase it. The Fund may lose money if it cannot sell the security at the agreed-upon time and price or the security loses value before it can be sold. A reverse repurchase agreement involves the risk that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund’s use of proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.

SUBSIDIARY

Definition

By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund. These risks are described elsewhere in this prospectus. There can be no assurance that the investment objective of the Subsidiary will be achieved.

Risk

The Subsidiary is not registered under the 1940 Act, and, unless otherwise noted in this prospectus, is not subject to all the investor protections of the 1940 Act. In addition, changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in this prospectus and the SAI and could adversely affect the Fund.

TRACKING ERROR

Definition	The Fund’s investment objective is to seek to track, before fees and expenses, the performance of the Long/Flat Index.

Risks

The Fund’s return may not match the return of the Long/Flat Index due to, among other factors, the Fund incurring operating expenses, and not being fully invested at all times as a result of cash inflows and cash reserves to meet redemptions.

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3. ADDITIONAL INVESTMENT STRATEGIES

INVESTING DEFENSIVELY

Strategy

The Fund may take temporary defensive positions in anticipation of or in an attempt to respond to adverse market, economic, political or other conditions. Such a position could have the effect of reducing any benefit the Fund may receive from a market increase.

SECURITIES LENDING

Strategy

The Fund may lend its securities as permitted under the 1940 Act, including by participating in securities lending programs managed by broker-dealers or other institutions. Securities lending allows the Fund to retain ownership of the securities loaned and, at the same time, earn additional income. The borrowings must be collateralized in full with cash, U.S. government securities or high-quality letters of credit.

The Fund could experience delays and costs in recovering the securities loaned or in gaining access to the securities lending collateral. If the Fund is not able to recover the securities loaned, the Fund may sell the collateral and purchase a replacement investment in the market. The value of the collateral could decrease below the value of the replacement investment by the time the replacement investment is purchased. Cash received as collateral and which is invested is subject to market appreciation and depreciation.

4. OTHER INFORMATION AND POLICIES

MORNINGSTAR COMMODITY INDEX FAMILY

The Morningstar Commodity Index family consists of five indexes that employ different strategic combinations of long futures, short futures, and cash (referred to as flat positions) (the “Morningstar Commodity Composite Indexes”), each comprised of four sector indexes (the “Commodity Sector Indexes”) reflecting different weightings and rules of construction. Each Commodity Sector Index employs long futures in agriculture, energy, livestock or metals. The index family is based on a transparent, rules-based methodology that is designed to serve investors seeking a passive approach to commodities and support investment product creation. The Morningstar Long/Short Commodity Index, the primary index in the index family, and the Long/Flat Index are two of the five Morningstar Commodity Composite Indexes.

PORTFOLIO HOLDINGS INFORMATION

Generally, it is the Fund’s and Adviser’s policy that no current or potential investor, including any Fund shareholder, shall be provided information about the Funds’ portfolio on a preferential basis in advance of the provision of that information to other investors. A complete description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund’s SAI.

Limited portfolio holdings information for the Fund is available to all investors on the Van Eck website at vaneck.com. This information regarding the Fund’s top holdings and country and sector weightings, updated as of each month-end, is located on this website. Generally, this information is posted to the website within 30 days of the end of the applicable month. This information generally remains available on the website until new information is posted. The Fund reserves the right to exclude any portion of these portfolio holdings from publication when deemed in the best interest of the Fund, and to discontinue the posting of portfolio holdings information at any time, without prior notice.

PORTFOLIO INVESTMENTS

The percentage limitations relating to the composition of the Fund’s portfolio apply at the time the Fund acquires an investment. A subsequent increase or decrease in percentage resulting from a change in the value of portfolio securities or the total or net assets of the Fund will not be considered a violation of the restriction.

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III. SHAREHOLDER INFORMATION

1. HOW TO BUY, SELL, EXCHANGE OR TRANSFER SHARES

The Fund offers Class A, Class I and Class Y shares. Information related to how to buy, sell, exchange and transfer shares is discussed below. See the “Minimum Purchase” section for information related to initial and subsequent minimum investment amounts. The minimum investment amounts vary by share class.

Through a Financial Intermediary

Primarily, accounts are opened through a financial intermediary. The applicable sales charge will be the same, whether you buy indirectly through a financial intermediary (broker, bank, adviser or agent) or directly through the transfer agent. Please contact your representative for details.

Through the Transfer Agent, DST Systems, Inc. (DST)

You may buy (purchase), sell (redeem), exchange, or transfer ownership of Class A and Class I shares directly through DST by mail or telephone, as stated below. For Class Y shares, shareholders must open accounts and transact business through a financial intermediary.

The Fund’s mailing address at DST is:

Van Eck Global
P.O. Box 218407
Kansas City, MO 64121-8407

For overnight delivery:

Van Eck Global
210 W. 10th St., 8th Fl.
Kansas City, MO 64105-1802

Non-resident aliens cannot make a direct investment to establish a new account in the Fund, but may invest through their broker or agent and certain foreign financial institutions that have agreements with Van Eck. To telephone the Fund at DST, call Van Eck’s Account Assistance at 800-544-4653.

Purchase by Mail

To make an initial purchase, complete the Van Eck Account Application and mail it with your check made payable to Van Eck Funds. Subsequent purchases can be made by check with the remittance stub of your account statement. You cannot make a purchase by telephone. We cannot accept third party checks, starter checks, money orders, travelers checks, cashier checks, checks drawn on a foreign bank, or checks not in U.S. Dollars. There are separate applications for Van Eck retirement accounts (see “Retirement Plans” for details). For further details, see the application or call Account Assistance.

Telephone Redemption—Proceeds by Check 800-345-8506

If your account has the optional Telephone Redemption Privilege, you can redeem up to $50,000 per day. The redemption check must be payable to the registered owner(s) at the address of record (which cannot have been changed within the past 30 days). You automatically get the Telephone Redemption Privilege (for eligible accounts) unless you specifically refuse it on your Account Application, on broker/agent settlement instructions, or by written notice to DST. All accounts are eligible for the privilege except those registered in street, nominee, or corporate name and custodial accounts held by a financial institution, including Van Eck sponsored retirement plans.

Expedited Redemption—Proceeds by Wire 800-345-8506

If your account has the optional Expedited Redemption Privilege, you can redeem a minimum of $1,000 or more per day by telephone or written request with the proceeds wired to your designated bank account. This privilege must be established in advance by Application. For further details, see the Application or call Account Assistance.

Written Redemption
Your written redemption (sale) request must include:

■	Fund and account number.

■	Number of shares or dollar amount to be redeemed, or a request to sell “all shares.”

■

Signatures of all registered account holders, exactly as those names appear on the account registration, including any additional documents concerning authority and related matters in the case of estates, trusts, guardianships, custodianships, partnerships and corporations, as requested by DST.

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■	Special instructions, including bank wire information or special payee or address.

A signature guarantee for each account holder will be required if:

■	The redemption is for $50,000 or more.

■	The redemption amount is wired.

■	The redemption amount is paid to someone other than the registered owner.

■	The redemption amount is sent to an address other than the address of record.

■	The address of record has been changed within the past 30 days.

Institutions eligible to provide signature guarantees include banks, brokerages, trust companies, and some credit unions.

Telephone Exchange 800-345-8506

If your account has the optional Telephone Exchange Privilege, you can exchange between Funds of the same Class without any additional sales charge. (Shares originally purchased into the Van Eck Money Fund (the “Money Fund”), which paid no sales charge, may pay an initial sales charge the first time they are exchanged into another Class A fund.) All accounts are eligible except for omnibus accounts or those registered in street name and certain custodial retirement accounts held by a financial institution other than Van Eck. For further details regarding exchanges, please see the application, “Limits and Restrictions” and “Unauthorized Telephone Requests” below, or call Account Assistance.

Written Exchange
Written requests for exchange must include:

■	The fund and account number to be exchanged out of.

■	The fund to be exchanged into.

■	Directions to exchange “all shares” or a specific number of shares or dollar amount.

■

Signatures of all registered account holders, exactly as those names appear on the account registration, including any additional documents concerning authority and related matters in the case of estates, trusts, guardianships, custodianships, partnerships and corporations, as requested by DST.

For further details regarding exchanges, please see the applicable information in “Telephone Exchange.”

Certificates
Certificates are not issued for new or existing shares.

Transfer of Ownership

Requests must be in writing and provide the same information and legal documentation necessary to redeem and establish an account, including the social security or tax identification number of the new owner.

Redemption in Kind

The Fund reserves the right to satisfy redemption requests by making payment in securities (known as a redemption in kind). In such case, the Fund may pay all or part of the redemption in securities of equal value as permitted under the 1940 Act, and the rules thereunder. The redeeming shareholder should expect to incur transaction costs upon the disposition of the securities received.

LIMITS AND RESTRICTIONS

Frequent Trading Policy

The Board of Trustees has adopted policies and procedures reasonably designed to deter frequent trading in shares of the Fund, commonly referred to as “market timing,” because such activities may be disruptive to the management of the Fund’s portfolio and may increase the Fund’s expenses and negatively impact the Fund’s performance. As such, the Fund may reject a purchase or exchange transaction or restrict an account from investing in the Fund for any reason if the Adviser, in its sole discretion, believes that a shareholder is engaging in market timing activities that may be harmful to the Fund. The Fund discourages and does not accommodate frequent trading of shares by its shareholders.

The Fund invests portions of its assets in securities of foreign issuers, and consequently may be subject to an increased risk of frequent trading activities because frequent traders may attempt to take advantage of time zone differences between the foreign markets in which the Fund’s portfolio securities trade and the time as of which the Fund’s net asset value is calculated (“time-zone arbitrage”). The Fund’s investments in other types of securities may also be susceptible to frequent trading strategies. These investments include securities that are, among other things, thinly traded, traded infrequently, or relatively illiquid, which have the risk that the current market price for the securities may not accurately

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reflect current market values. The Fund has adopted fair valuation policies and procedures intended to reduce the Fund’s exposure to potential price arbitrage. However, there is no guarantee that the Fund’s net asset value will immediately reflect changes in market conditions.

The Fund uses a variety of techniques to monitor and detect abusive trading practices, such as monitoring purchases, redemptions and exchanges that meet certain criteria established by the Fund, and making inquiries with respect to such trades. If a transaction is rejected or an account restricted due to suspected market timing, the investor or his or her financial adviser will be notified.

With respect to trades that occur through omnibus accounts at intermediaries, such as broker-dealers and third party administrators, the Fund requires all such intermediaries to agree to cooperate in identifying and restricting market timers in accordance with the Fund’s policies and will periodically request customer trading activity in the omnibus accounts based on certain criteria established by the Fund. There is no assurance that the Fund will request such information with sufficient frequency to detect or deter excessive trading or that review of such information will be sufficient to detect or deter excessive trading in omnibus accounts effectively.

Although the Fund will use reasonable efforts to prevent market timing activities in the Fund’s shares, there can be no assurances that these efforts will be successful. As some investors may use various strategies to disguise their trading practices, the Fund’s ability to detect frequent trading activities by investors that hold shares through financial intermediaries may be limited by the ability and/or willingness of such intermediaries to monitor for these activities.

For further details, contact Account Assistance.

Unauthorized Telephone Requests

Like most financial organizations, Van Eck, the Fund and DST may only be liable for losses resulting from unauthorized transactions if reasonable procedures designed to verify the caller’s identity and authority to act on the account are not followed.

If you do not want to authorize the Telephone Exchange or Redemption privilege on your eligible account, you must refuse it on the Account Application, broker/agent settlement instructions, or by written notice to DST. Van Eck, the Fund, and DST reserve the right to reject a telephone redemption, exchange, or other request without prior notice either during or after the call. For further details, contact Account Assistance.

AUTOMATIC SERVICES

Automatic Investment Plan

You may authorize DST to periodically withdraw a specified dollar amount from your bank account and buy shares in your Fund account. For further details and to request an Application, contact Account Assistance.

Automatic Exchange Plan

You may authorize DST to periodically exchange a specified dollar amount for your account from one Fund to another Fund. The Plan is available to Class A shares only. For further details and to request an Application, contact Account Assistance.

Automatic Withdrawal Plan

You may authorize DST to periodically withdraw (redeem) a specified dollar amount from your Fund account and mail a check to you for the proceeds. Your Fund account must be valued at $10,000 or more at the current offering price to establish the Plan. The Plan is available to Class A shares only. For further details and to request an Application, contact Account Assistance.

MINIMUM PURCHASE
Each class can set its own transaction minimums and may vary with respect to expenses for distribution, administration and shareholder services.

For Class A and Class Y shares, an initial purchase of $1,000 and subsequent purchases of $100 or more are required for non-retirement accounts. There are no purchase minimums for any retirement or pension plan account, for any account using the Automatic Investment Plan, or for any other periodic purchase program. Minimums may be waived for initial and subsequent purchases through “wrap fee” and similar programs offered without a sales charge by certain financial institutions and third-party recordkeepers and/or administrators.

For Class I shares, an initial purchase by an eligible investor of $1 million is required. The minimum initial investment requirement may be waived or aggregated among investors, in the Adviser’s discretion, for investors in certain fee-based, wrap or other no-load investment programs, and for an eligible Employer-Sponsored Retirement Plan with plan assets of $3 million or more, sponsored by financial intermediaries that have entered into a Class I agreement with Van Eck, as well

15

as for other categories of investors. An “Employer-Sponsored Retirement Plan” includes (a) an employer sponsored pension or profit sharing plan that qualifies (a “Qualified Plan”) under section 401(a) of the Internal Revenue Code of 1986, as amended (the “Code”), including Code section 401(k), money purchase pension, profit sharing and defined benefit plans; (b) an ERISA-covered 403(b) plan; and (c) certain non-qualified deferred compensation arrangements that operate in a similar manner to a Qualified Plan, such as 457 plans and executive deferred compensation arrangements, but not including employer-sponsored IRAs. There are no minimum investment requirements for subsequent purchases to existing accounts. To be eligible to purchase Class I shares, you must also qualify as specified in “How to Choose a Class of Shares.”

ACCOUNT VALUE AND REDEMPTION

If the value of your account falls below $1,000 for Class A and Class Y shares and below $500,000 for Class I shares after the initial purchase, the Fund reserves the right to redeem your shares after 30 days notice to you. This does not apply to accounts exempt from purchase minimums as described above.

HOW FUND SHARES ARE PRICED

The Fund buys or sells its shares at its net asset value, or NAV, per share next determined after receipt of a purchase or redemption plus any applicable sales charge. The Fund calculates its NAV every day the New York Stock Exchange (NYSE) is open, as of the close of regular trading on the NYSE, which is normally 4:00 p.m. Eastern Time.

You may enter a buy or sell order when the NYSE is closed for weekends or holidays. If that happens, your price will be the NAV calculated as of the close of the next regular trading session of the NYSE. The Fund may invest in certain securities which are listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares. As a result, the NAV of the Fund’s shares may change on days when shareholders will not be able to purchase or redeem shares.

The Fund’s investments are generally valued based on market quotations. When market quotations are not readily available for a portfolio security, or in the opinion of the Adviser do not reflect the security’s value, the Fund will use the security’s “fair value” as determined in good faith in accordance with the Fund’s Fair Value Pricing Procedures, which have been approved by the Board of Trustees. As a general principle, the current fair value of a security is the amount which the Fund might reasonably expect to receive for the security upon its current sale. The Fund’s Pricing Committee, whose members are selected by the senior management of the Adviser, is responsible for recommending fair value procedures to the Board of Trustees and for administering the process used to arrive at fair value prices.

Factors that may cause the Fund to use the fair value of a portfolio security to calculate the Fund’s NAV include, but are not limited to: (1) market quotations are not readily available because a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is limited or suspended and not resumed prior to the time at which the Fund calculates its NAV, (3) the market for the relevant security is thin, or the price is “stale” (e.g., because its price doesn’t change in five consecutive business days), (4) the Adviser determines that a market quotation is inaccurate, for example, because price movements are highly volatile and cannot be verified by a reliable alternative pricing source, or (5) where a significant event affecting the value of a portfolio security is determined to have occurred between the time of the market quotation provided for a portfolio security and the time at which the Fund calculates its NAV.

In determining the fair value of securities, the Pricing Committee will consider, among other factors, the fundamental analytical data relating to the security, the nature and duration of any restrictions on disposition of the security, and the forces influencing the market in which the security is traded.

Foreign securities in which the Fund invests may be traded in markets that close before the time that the Fund calculates its NAV. Foreign securities are normally priced based upon the market quotation of such securities as of the close of their respective principal markets, as adjusted to reflect the Adviser’s determination of the impact of events, such as a significant movement in the U.S. markets occurring subsequent to the close of such markets but prior to the time at which the Fund calculates its NAV.

Certain of the Fund’s portfolio securities are valued by an outside pricing service approved by the Board of Trustees. The pricing service may utilize an automated system incorporating a model based on multiple parameters, including a security’s local closing price (in the case of foreign securities), relevant general and sector indices, currency fluctuations, and trading in depository receipts and futures, if applicable, and/or research evaluations by its staff, in determining what it believes is the fair valuation of the portfolio securities valued by such pricing service.

There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV. Because of the inherent uncertainty in fair valuations, and the various factors considered in determining value pursuant to the Fund’s fair value procedures, there can be significant deviations between a fair value price at which

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a portfolio security is being carried and the price at which it is purchased or sold. Furthermore, changes in the fair valuation of portfolio securities may be less frequent, and of greater magnitude, than changes in the price of portfolio securities valued by an independent pricing service, or based on market quotations.

2. HOW TO CHOOSE A CLASS OF SHARES

The Fund offers three classes of shares with different sales charges and 12b-1 fee schedules, designed to provide you with different purchase options according to your investment needs. Class A shares are offered to the general public and differ in terms of sales charges and ongoing expenses. Shares of the Money Fund are not available for exchange with Class I or Class Y shares. Class I shares are offered to eligible investors primarily through certain financial intermediaries that have entered into a Class I Agreement with Van Eck. The Fund reserves the right to accept direct investments by eligible investors. Class Y shares are offered only to investors through “wrap fee” and similar programs offered without a sales charge by certain financial intermediaries and third-party recordkeepers and/or administrators that have entered into a Class Y agreement with Van Eck.

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CLASS A Shares are offered at net asset value plus an initial sales charge at time of purchase of up to 5.75% of the public offering price. The initial sales charge is reduced for purchases of $25,000 or more. For further information regarding sales charges, breakpoints and other discounts, please see below. The 12b-1 fee is 0.25% annually.

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CLASS I Shares are offered with no sales charges on purchases, no CDRC, and no 12b-1 fee. To be eligible to purchase Class I (Institutional) shares, you must be an eligible investor that is making or has made a minimum initial investment of at least $1 million (which may be reduced or waived under certain circumstances) in Class I shares of the Fund. Eligible investors in Class I shares include corporations, foundations, family offices and other institutional organizations; high net worth individuals; or a bank, trust company or similar institution investing for its own account or for the account of a client when such institution has entered into a Class I agreement with Van Eck and makes Class I shares available to the client’s program or plan.

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CLASS Y Shares are offered with no sales charges on purchases, no CDRC, and no 12b-1 fee. To be eligible to purchase Class Y shares, you must be an eligible investor in a “wrap-fee” or other fee-based program, including an Employer-Sponsored Retirement Plan, offered through a financial intermediary that has entered into a Class Y Agreement with Van Eck, and makes Class Y shares available to that program or plan. An “Employer-Sponsored Retirement Plan” includes (a) an employer sponsored pension or profit sharing plan that qualifies (a “Qualified Plan”) under section 401(a) of the Internal Revenue Code of 1986, as amended (the “Code”), including Code section 401(k), money purchase pension, profit sharing and defined benefit plans; (b) an ERISA-covered 403(b) plan; and (c) certain non-qualified deferred compensation arrangements that operate in a similar manner to a Qualified Plan, such as 457 plans and executive deferred compensation arrangements, but not including employer-sponsored IRAs.

Financial intermediaries may offer their clients more than one class of shares of the Fund. Investors should consider carefully the Fund’s share class expenses and applicable sales charges and fees plus any separate transaction and other fees charged by such intermediaries in connection with investing in each available share class before selecting a share class. It is the responsibility of the financial intermediary and the investor to choose the proper share class and notify DST or Van Eck of that share class at the time of each purchase. More information regarding share class eligibility is available in the “How to Buy, Sell, Exchange, or Transfer Shares” section of the Prospectus and in “Purchase of Shares” in the SAI.

3. SALES CHARGES

Unless you are eligible for a waiver, the public offering price you pay when you buy Class A shares of the Fund is the Net Asset Value (NAV) of the shares plus an initial sales charge. The initial sales charge varies depending upon the size of your purchase, as set forth below. No sales charge is imposed where Class A shares are issued to you pursuant to the automatic investment of income dividends or capital gains distribution. It is the responsibility of the financial intermediary to ensure that the investor obtains the proper “breakpoint” discount. Class I and Class Y do not have an initial sales charge.

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Class A Shares Sales Charges
	Sales Charge as a Percentage of

Dollar Amount of Purchase	Offering Price	Net Amount Invested	Percentage to Brokers or Agents[1]
Less than $25,000	5.75%	6.10%	5.00%
$25,000 to less than $50,000	5.00%	5.30%	4.25%
$50,000 to less than $100,000	4.50%	4.70%	3.90%
$100,000 to less than $250,000	3.00%	3.10%	2.60%
$250,000 to less than $500,000	2.50%	2.60%	2.20%
$500,000 to less than $1,000,000	2.00%	2.00%	1.75%
$1,000,000 and over	None[2]

(1)	Brokers or Agents who receive substantially all of the sales charge for shares they sell may be deemed to be statutory underwriters.

(2)	The Distributor may pay a Finder’s Fee of up to 1% to eligible brokers and agents on qualified commissionable purchases at or above the $1 Million breakpoint. For details, contact the Distributor.

REDUCED OR WAIVED SALES CHARGES

You may qualify for a reduced or waived sales charge as stated below, or under other appropriate circumstances. You (or your broker or agent) must notify DST or Van Eck at the time of each purchase or redemption whenever a reduced or waived sales charge is applicable. The term “purchase” refers to a single purchase by an individual (including spouse and children under age 21), corporation, partnership, trustee, or other fiduciary for a single trust, estate, or fiduciary account. For further details, see the SAI. The value of shares owned by an individual in Class A and Class C of each of the Van Eck Funds may be combined for a reduced sales charge in Class A shares only. (The Money Fund cannot be combined for a reduced sales charge in Class A shares.)

In order to obtain a reduced sales charge (i.e., breakpoint discount) or to meet an eligibility minimum, it will be necessary at the time of purchase for you to inform your broker or agent (or DST or Van Eck), of the existence of other accounts in which there are holdings eligible to be aggregated to meet the sales load breakpoints or eligibility minimums.

The Fund makes available information regarding applicable sales loads, breakpoint discounts, reduced or waived sales charges and eligibility minimums, on their website at vaneck.com, free of charge.

FOR CLASS A SHARES

Right of Accumulation

When you buy shares, the amount you purchase will be combined with the value, at current offering price, of any existing Fund shares you own. This total will determine the sales charge level for which you qualify.

Combined Purchases
The combined amounts of your multiple purchases in the Fund on a single day determines the sales charge level for which you qualify.

Letter of Intent

If you plan to make purchases in the Fund within a 13 month period that total an amount equal to a reduced sales charge level, you can establish a Letter of Intent (LOI) for that amount. Under the LOI, your initial and subsequent purchases during that period receive the sales charge level applicable to that total amount. For escrow provisions and details, see the Application.

Persons Affiliated with Van Eck

Trustees, officers, and full-time employees (and their families) of the Fund, Adviser or Distributor may buy without a sales charge. Also, employees (and their spouses and children under age 21) of a brokerage firm or bank that has a selling agreement with Van Eck, and other affiliates and agents, may buy without a sales charge.

Load-waived Programs Through Financial Intermediaries

Financial intermediaries that meet certain requirements and: (i) are compensated by their clients on a fee-only basis, including but not limited to Investment Advisors, Financial Planners, and Bank Trust Departments; or (ii) have entered into an agreement with Van Eck to offer Class A shares through a no-load network or platform, may buy without a sales charge on behalf of their clients.

Foreign Financial Institutions

Certain foreign financial institutions that have international selling agreements with Van Eck may buy shares with a reduced or waived sales charge for their omnibus accounts on behalf of foreign investors. Shareholders who purchase shares through a foreign financial institution at a fixed breakpoint may pay a greater or lesser sales charge than if they purchased directly through a U.S. dealer.

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Institutional Retirement Programs

Certain financial institutions and third-party recordkeepers and/or administrators who have agreements with Van Eck may buy shares without a sales charge for their accounts on behalf of investors in retirement plans and deferred compensation plans other than IRAs.

Buy-back Privilege

You have the right, once a year, to reinvest proceeds of a redemption from Class A shares of the Fund into that Fund or Class A shares of another Fund within 30 days without a sales charge (excluding the Money Fund). If you invest into the same Fund within 30 days before or after you redeem your shares at a loss, the “wash sale” rules apply to disallow for tax purposes a loss realized upon redemption.

FOR CLASS I AND CLASS Y SHARES

No initial sales charge, or CDRC fee is imposed on Class I or Class Y shares. Class I and Class Y are no-load share classes.

4. HOUSEHOLDING OF REPORTS AND PROSPECTUSES

If more than one member of your household is a shareholder of any of the funds in the Van Eck Family of Funds, regulations allow us to deliver single copies of your shareholder reports, prospectuses and prospectus supplements to a shared address for multiple shareholders. For example, a husband and wife with separate accounts in the same fund who have the same shared address generally receive two separate envelopes containing the same report or prospectus. Under the system, known as “householding,” only one envelope containing one copy of the same report or prospectus will be mailed to the shared address for the household. You may benefit from this system in two ways, a reduction in mail you receive and a reduction in fund expenses due to lower fund printing and mailing costs. However, if you prefer to continue to receive separate shareholder reports and prospectuses for each shareholder living in your household now or at any time in the future, please call Account Assistance at 800-544-4653.

5. RETIREMENT PLANS

Fund shares may be invested in tax-advantaged retirement plans sponsored by Van Eck or other financial organizations. Retirement plans sponsored by Van Eck use State Street Bank and Trust Company as custodian and must receive investments directly by check or wire using the appropriate Van Eck retirement plan application. Confirmed trades through a broker or agent cannot be accepted. To obtain applications and helpful information on Van Eck retirement plans, contact your broker or agent or Account Assistance.

Retirement Plans Sponsored by Van Eck:

Traditional IRA

Roth IRA

SEP IRA

Qualified (Pension and Profit Sharing) Plans

6. FEDERAL INCOME TAXES

TAXATION OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS YOU RECEIVE

For tax-reportable accounts, dividends and capital gains distributions are normally taxable even if they are reinvested. Certain dividends may be treated as qualified dividend income, taxable at long-term capital gain rates. Other dividends and short-term capital gains are taxed as ordinary income. Long-term capital gains are taxed at long-term capital gain rates. Tax laws and regulations are subject to change.

TAXATION OF SHARES YOU SELL

For tax-reportable accounts, when you redeem your shares you may incur a capital gain or loss on the proceeds. The amount of gain or loss, if any, is the difference between the amount you paid for your shares (including reinvested dividends and capital gains distributions) and the amount you receive from your redemption. Be sure to keep your regular statements; they contain the information necessary to calculate the capital gain or loss.

An exchange of shares from one Fund to another will be treated as a sale and purchase of Fund shares. It is therefore a taxable event.

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INVESTMENTS IN THE FUND’S WHOLLY-OWNED SUBSIDIARY

The Fund may invest up to 25% of its total assets in the Subsidiary. It is expected that the Subsidiary will invest primarily in commodity and financial futures and option contracts, as well as fixed income securities and other investments intended to serve as margin or collateral for the Subsidiary’s derivatives positions.

Investment in the Subsidiary is expected to provide the Fund with exposure to the commodities markets within the limitations of the federal income tax requirements of Subchapter M of the Internal Revenue Code of 1986, as amended. Subchapter M requires, among other things, that at least 90% of the Fund’s gross income be derived from securities or derived with respect to its business of investing in securities (typically referred to as “qualifying income”). Income from certain of the commodity-linked derivatives in which the Fund invests may not be treated as “qualifying income” for purposes of the 90% income requirement. The Fund has received private letter rulings from the Internal Revenue Service confirming that income from the Fund’s investment in the Subsidiary and income derived from certain commodity-linked notes will constitute “qualifying income” for purposes of Subchapter M.

NON-RESIDENT ALIENS

Dividends and short-term capital gains, if any, paid to non-resident aliens generally are subject to a withholding tax (or lower tax treaty rates for certain countries). The Internal Revenue Service considers these dividends U.S. source income. Currently, the Fund is not required to withhold tax from distributions of long-term capital gains or redemption proceeds if non-resident alien status is properly certified.

7. DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

Dividends and capital gains distributions are generally declared and paid annually in December. See your tax adviser for details. Short-term capital gains are treated like dividends and follow that schedule. Occasionally, a dividend and/or capital gain distribution may be made outside of the normal schedule.

Dividends and Capital Gains Distribution Schedule

Fund	Dividends and Short-Term Capital Gains	Distribution of Long-Term Capital Gains
Van Eck Long/Flat Commodity Index Fund	December	December

Dividends and Capital Gains Distributions Reinvestment Plan

Dividends and/or distributions are automatically reinvested into your account without a sales charge, unless you elect a cash payment. You may elect cash payment either on your original Account Application, or by calling Account Assistance at 800-544-4653.

Divmove

You can have your cash dividends from a Class A Fund automatically invested in Class A shares of another Van Eck Fund. Cash dividends are invested on the payable date, without a sales charge. For details and an Application, call Account Assistance.

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8. MANAGEMENT OF THE FUND

21

SHAREHOLDER INFORMATION (continued)

INFORMATION ABOUT FUND MANAGEMENT

INVESTMENT ADVISER

Van Eck Associates Corporation (the “Adviser”), 335 Madison Avenue, New York, New York 10017 has been an investment adviser since 1955 and also acts as adviser or sub-adviser to other mutual funds, hedge funds, ETFs, pension plans and other investment accounts.

John C. van Eck and members of his immediate family own 100% of the voting stock of the Adviser. As of December 31, 2009, the Adviser’s assets under management were approximately $19.3 billion.

Fees paid to the Adviser: Pursuant to the Advisory Agreement, the Fund pays the Adviser a monthly fee at the annual rate of 0.85% of the Fund’s average daily net assets.

The Adviser has agreed to waive fees and/or pay expenses for the Fund to the extent necessary to prevent the operating expenses of the Fund (excluding acquired fund fees and expenses, interest expense, trading expenses, dividends on securities sold short, taxes and extraordinary expenses) from exceeding 1.35% for Class A, 1.00% for Class I, and 1.10% for Class Y of the Fund’s average daily net assets per year until May 1, 2012. The expense limitation is expected to continue until the Board of Trustees acts to discontinue all or a portion of such expense limitation.

The Adviser also has agreed to waive fees and/or pay expenses for the Fund to the extent necessary to prevent the operating expenses of the Fund’s Class Y shares from exceeding the operating expenses of the Fund’s Class A shares.

A discussion regarding the basis for the Board’s approval of the investment advisory agreement of the Fund will be available in the Fund’s annual or semi-annual report to shareholders for the fiscal period first ending after the date of this Prospectus.

PORTFOLIO MANAGER

VAN ECK LONG/FLAT COMMODITY INDEX FUND

Portfolio Manager The portfolio manager is responsible for the day-to-day portfolio management of the Fund.

Michael Mazier. Mr. Mazier has been employed by the Adviser since August 2007. Prior to joining the Adviser, Mr. Mazier served as a bond analyst in the Fixed Income Research department of Morgan Stanley. He was also Vice President at Merrill Lynch Global Research Department, where he covered closed-end funds. Mr. Mazier graduated from Syracuse University in 1983 with a Bachelor of Science majoring in Electrical Engineering; graduated from Villanova University in 1986 with a Master of Science in Computer Engineering; and graduated from Columbia Business School in 1990 with a Master of Business Administration. Mr. Mazier is on the investment team for another fund of the Trust and serves as portfolio manager for certain other investment companies advised by the Adviser. Mr. Mazier has served as the portfolio manager of the Fund since its inception.

The SAI provides additional information about the above Portfolio Manager, his compensation, other accounts he manages.

PLAN OF DISTRIBUTION (12b-1 PLAN)

The Fund has adopted a Plan of Distribution pursuant to Rule 12b-1 under the Act that allows the Fund to pay distribution fees for the sale and distribution of its shares. Because these fees are paid out of the Fund’s assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. Class I and Class Y shares do not have 12b-1 fees. For a complete description of the Plan of Distribution, please see “Plan of Distribution” in the SAI.

Van Eck Funds Annual 12b-1 Schedule	Fee to Fund	Payment to Dealer
Van Eck Long/Flat Commodity Index Fund-A	0.25%	0.25%

THE TRUST
For more information on the Van Eck Funds (the “Trust”), the Trustees and the Officers of the Trust, see “The Trust” and “Trustees and Officers” in the SAI.

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EXPENSES

The Fund bears all expenses of its operations other than those incurred by the Adviser or its affiliate under the Advisory and/or Administrative Agreement with the Trust. For a more complete description of Fund expenses, please see the SAI.

THE DISTRIBUTOR
Van Eck Securities Corporation, 335 Madison Avenue, New York, NY 10017 (the “Distributor”), a wholly owned subsidiary of the Adviser, has entered into a Distribution Agreement with the Trust.

The Distributor generally sells and markets shares of the Fund through intermediaries, such as broker-dealers. The intermediaries selling the Fund’s shares are compensated from sales charges and from 12b-1 fees and/or shareholder services fees paid directly and indirectly by the Fund.

In addition, the Distributor may pay certain intermediaries, out of its own resources and not as an expense of the Fund, additional cash or non-cash compensation as an incentive to intermediaries to promote and sell shares of the Fund and other mutual funds distributed by the Distributor. These payments are commonly known as “revenue sharing”. The benefits that the Distributor may receive when it makes these payments include, among other things, placing the Fund on the intermediary’s sales system and/or preferred or recommended fund list, offering the Fund through the intermediary’s advisory or other specialized programs, and/or access (in some cases on a preferential basis over other competitors) to individual members of the intermediary’s sales force. Such payments may also be used to compensate intermediaries for a variety of administrative and shareholders services relating to investments by their customers in the Fund. The fees paid by the Distributor to intermediaries may be calculated based on the gross sales price of shares sold by an intermediary, the net asset value of shares held by the customers of the intermediary, or otherwise. These fees, may, but are not normally expected to, exceed in the aggregate 0.50% of the average net assets of the funds attributable to a particular intermediary on an annual basis.

The Distributor may also provide intermediaries with additional cash and non-cash compensation, which may include financial assistance to intermediaries in connection with conferences, sales or training programs for their employees, seminars for the public and advertising campaigns, technical and systems support, attendance at sales meetings and reimbursement of ticket charges. In some instances, these incentives may be made available only to intermediaries whose representatives have sold or may sell a significant number of shares.

Intermediaries may receive different payments, based on a number of factors including, but not limited to, reputation in the industry, sales and asset retention rates, target markets, and customer relationships and quality of service. No one factor is determinative of the type or amount of additional compensation to be provided. Financial intermediaries that sell Fund shares may also act as a broker or dealer in connection with execution of transactions for the Fund’s portfolios. The Fund and the Adviser have adopted procedures to ensure that the sales of the Fund’s shares by an intermediary will not affect the selection of brokers for execution of portfolio transactions.

Not all intermediaries are paid the same to sell mutual funds. Differences in compensation to intermediaries may create a financial interest for an intermediary to sell shares of a particular mutual fund, or the mutual funds of a particular family of mutual funds. Before purchasing shares of any Fund, you should ask your intermediary or its representative about the compensation in connection with the purchase of such shares, including any revenue sharing payments it receives from the Distributor.

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Appendix A

DESCRIPTION OF THE LONG/FLAT INDEX

The following is a more complete description of the Morningstar Long/Flat Commodity Index (the ‘Long/Flat Index”), including, without limitation, information about the composition, weighting and method of calculation.

Morningstar Commodity Index Family

The Morningstar Commodity Index family consists of five indexes that employ different strategic combinations of long futures, short futures, and cash (referred to as flat positions) (the “Morningstar Commodity Composite Indexes”), each comprised of four sector indexes (the “Commodity Sector Indexes”) reflecting different weightings and rules of construction. Each Commodity Sector Index employs long futures in agriculture, energy, livestock or metals. The index family is based on a transparent, rules-based methodology that is designed to serve investors seeking a passive approach to commodities and support investment product creation. The Morningstar Long/Short Commodity Index (the “Long/Short Index”), the primary index in the index family, and the Morningstar Long/Flat Commodity Index (the “Long/Flat Index”) are two of the five Morningstar Commodity Composite Indexes.

Momentum Rule

For each commodity, Morningstar calculates a “linked” price series that incorporates both price changes and roll yield. At each monthly rebalancing, if the linked price exceeds its 12-month moving average, Morningstar takes the long side in the subsequent month. Conversely, if the linked price is below its 12-month moving average, Morningstar takes the short side. An exception is made for commodities in the energy sector. If the signal for a commodity in the energy sector is short, the weight of that commodity is moved to cash; that is, Morningstar takes a flat position. Energy is unique in that its price is extremely sensitive to geopolitical events and not necessarily driven purely by demand-supply imbalances.

Long/Short Index

The Long/Short Index is a fully collateralized commodity futures index that uses the Momentum Rule (described above) to determine if each commodity is held long, short, or flat. The Long/Short Index codifies research on price momentum and futures curves in commodity markets, adding short positions to a passive approach.

Long/Flat Index

The Long/Flat Index is a fully collateralized commodity futures index that is derived from the positions of the Long/Short Index. The Long/Flat Index takes the same long and flat positions as the Long/Short Index and replaces the short positions with flat positions. Whether a position will be long or flat is determined by the “linked” price of each commodity (described above). For example, if at a monthly rebalancing, the linked price for a commodity exceeds its 12-month moving average, the Long/Flat Index takes the long side in the subsequent month. Conversely, if the linked price for a commodity is below its 12-month moving average, the Long/Flat Index takes a flat position, which means that the weight of that commodity is moved into cash. As of July 31, 2010, the sector weightings of the Long/Flat Index were Agriculture (37.33%), Energy (39.30%), Livestock (7.93%) and Metals (15.45%).

Morningstar Commodity Indexes Construction

Index Eligibility

To be considered for inclusion in the Morningstar Commodity Index family, a commodity should have futures contracts traded on one of the U.S. exchanges and rank in the top 95% by the 12-month average of total dollar value of open interest.

Constituent Weighting

The weight of each commodity in each of the Morningstar Commodity Composite Indexes is the product of two factors: magnitude and the direction of the momentum signal. Morningstar initially sets the magnitude based on the 12-month average of the dollar value of open interest of each commodity. Morningstar then caps the top magnitude at 10% redistributing any overage to the magnitudes of the remaining commodities. Morningstar chooses this capped open-interest weighting system in order to reflect the importance of each commodity in a global economy and keep the indexes diversified across commodities.

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Reconstitution and Rebalancing

The Morningstar Commodity Composite Indexes are reconstituted/rebalanced annually-the index membership and weights are reset-effective on the third Friday of December of each year. The direction of each position in the Morningstar Commodity Composite Indexes is determined monthly-effective on the third Friday of the month.

Roll Methodology

Morningstar implements all contract rolls on the third Friday of each month to coincide with portfolio reconstitution and rebalancing and the rolling of the Treasury bills used for collateral. To make sure that Morningstar rolls each contract before becoming committed to receive physical delivery, Morningstar selects its contracts so that the delivery month is at least two months away.

Index Returns Calculations
Index returns are available in two different formats:

• The Excess Return Index reflects the returns associated with price changes and roll yield of the underlying futures contracts.

• The Total Return Index represents excess returns plus interest earned on collateral as measured by the Morningstar Treasury Bill Index.

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Appendix B

LICENSING AGREEMENT AND DISCLAIMER

Van Eck Associates Corporation (“the Adviser”) has entered into a licensing agreement with Morningstar, Inc. to use the Morningstar Long/Flat Commodity Index (the “Long/Flat Index”). The Van Eck Long/Flat Commodity Index Fund is entitled to use the Long/Flat Index pursuant to a sub-licensing arrangement with the Adviser.

The Van Eck Long/Flat Commodity Index Fund is not sponsored, endorsed, sold or promoted by Morningstar, Inc. Morningstar makes no representation or warranty, express or implied, to the owners of the Van Eck Long/Flat Commodity Index Fund or any member of the public regarding the advisability of investing in securities generally or in the Van Eck Long/Flat Commodity Index Fund in particular or the ability of the Long/Flat Index to track general stock market performance. Morningstar’s only relationship to the Adviser is the licensing of certain service marks and service names of Morningstar and of the Long/Flat Index which is determined, composed and calculated by Morningstar without regard to the Adviser or the Van Eck Long/Flat Commodity Index Fund. Morningstar has no obligation to take the needs of the Adviser or the owners of the Van Eck Long/Flat Commodity Index Fund into consideration in determining, composing or calculating the Long/Flat Index. Morningstar is not responsible for and has not participated in the determination of the prices and amount of the Van Eck Long/Flat Commodity Index Fund or the timing of the issuance or sale of the Van Eck Long/Flat Commodity Index Fund or in the determination or calculation of the equation by which the Van Eck Long/Flat Commodity Index Fund is converted into cash. Morningstar has no obligation or liability in connection with the administration, marketing or trading of the Van Eck Long/Flat Commodity Index Fund.

MORNINGSTAR, INC. DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE LONG/FLAT INDEX OR ANY DATA INCLUDED THEREIN AND MORNINGSTAR SHALL HAVE NOT LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. MORNINGSTAR MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ADVISER, OWNERS OR USERS OF THE VAN ECK LONG/FLAT COMMODITY INDEX FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE LONG/FLAT INDEX OR ANY DATA INCLUDED THEREIN. MORNINGSTAR MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE LONG/FLAT INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL MORNINGSTAR HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

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[THIS PAGE INTENTIONALLY LEFT BLANK]

For more detailed information, see the Statement of Additional Information (SAI), which is legally a part of and is incorporated by reference into this Prospectus.

Once available, additional information about the investments will be available in the Fund’s annual and semi-annual reports to shareholders. In the Fund’s annual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. As previously noted, however, this Fund has not yet commenced operations and thus, no such reports are currently available.

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Call Van Eck at 800.826.1115, or visit the Van Eck website at vaneck.com to request, free of charge, the annual or semi-annual reports (once available), the SAI, information regarding applicable sales loads, breakpoint discounts, reduced or waived sales charges and eligibility minimums, or other information about the Fund.

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Information about the Fund (including the SAI) can also be reviewed and copied at the Securities and Exchange Commission (SEC) Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling 202.551.8090.

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Reports and other information about the Fund are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. In addition, copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-1520.

Transfer Agent:
DST Systems, Inc.
P.O. Box 218407
Kansas City, Missouri 64121-8407

800.544.4653
vaneck.com

SEC REGISTRATION NUMBER: 811-04297

VAN ECK FUNDS
STATEMENT OF ADDITIONAL INFORMATION

Dated November XX, 2010

VAN ECK CM COMMODITY INDEX FUND
CLASS A: CMCAX / CLASS I: COMIX / CLASS Y: CMCYX

          This statement of additional information (“SAI”) is not a prospectus. It should be read in conjunction with the prospectus dated November XX, 2010 (the “Prospectus”) for the Class A, Class I and Class Y shares of the Van Eck CM Commodity Index Fund (the “Fund”), as it may be revised from time to time. A copy of the Prospectus for Van Eck Funds (the “Trust”), relating to the Fund, may be obtained without charge by writing to the Trust or Van Eck Securities Corporation, the Fund’s distributor (the “Distributor”). The Trust’s and the Distributor’s address is 335 Madison Avenue, 19th Floor, New York, New York 10017. Capitalized terms used herein that are not defined have the same meaning as in the Prospectus, unless otherwise noted.

STATEMENT OF ADDITIONAL INFORMATION

November XX, 2010

GENERAL INFORMATION

          The Trust is an open-end management investment company organized as a business trust under the laws of the Commonwealth of Massachusetts on April 3, 1985.

          The Trust currently consists of six separate series: Emerging Markets Fund, Global Hard Assets Fund, International Investors Gold Fund, Long/Flat Commodity Index Fund, Multi-Manager Alternatives Fund and the Fund, which offer Class A, Class I and Class Y shares (except that the Fund and the Long/Flat Commodity Index Fund have not commenced operations as of the date of this SAI). The Emerging Markets Fund, Global Hard Assets Fund and International Investors Gold Fund also offer Class C shares.

          This SAI only pertains to the Fund. Shares of the other series of the Trust are offered in a separate prospectus and statement of additional information. The Board of Trustees of the Trust (the “Board”) has authority, without the necessity of a shareholder vote, to create additional series or funds, each of which may issue separate classes of shares.

          The Fund is classified as a non-diversified fund under the Investment Company Act of 1940 (the “1940 Act”). Van Eck Associates Corporation (the “Adviser”) serves as investment adviser to the Fund.

INVESTMENT POLICIES AND RISKS

          The Fund seeks to achieve its investment objective by investing in instruments that derive their value from the performance of the UBS Bloomberg Constant Maturity Commodity Total Return Index (the “CMCI”), as described below, and in bonds, debt securities and other fixed income instruments (“Fixed Income Instruments”) issued by various U.S. public- or private-sector entities. The Fund invests in commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity futures contracts and options on futures contracts that provide economic exposure to the investment returns of the commodities markets, as represented by the CMCI and its constituents. A derivative is an investment whose value depends on (or is derived from) that value of an underlying security. Commodities are assets that have tangible properties, such as oil, metals, and agricultural products. A commodity-linked derivative is a derivative instrument whose value is linked to the movement of a commodity, commodity index, commodity option or futures contract. The value of commodity-linked derivative instruments may be affected by overall market movements and other factors affecting the value of a particular industry or commodity, such as weather, disease, embargoes, or political and regulatory developments.

          The CMCI is a rules-based, composite benchmark index diversified across 26 commodities from the following five sectors: energy, precious metals, industrial metals, agriculture and livestock. The CMCI is comprised of futures contracts with maturities ranging from around three months to over three years for each commodity, depending on liquidity. The overall return of the CMCI reflects a combination of (i) the returns on the futures contracts comprising the CMCI; and (ii) the daily fixed-income return that would be earned on a hypothetical portfolio of 91-day U.S. Treasury bills theoretically deposited as margin for the hypothetical positions in the futures contracts comprising the CMCI. The selection and relative weightings of the components of the CMCI are designed to reflect the economic significance and market liquidity of each commodity, as determined based on global economic data, consumption data, commodity futures prices, open interest and volume data. The maturity of each commodity component in the CMCI remains fixed at a predefined time interval from the current date at all times by means of a continuous rolling process, in which a weighted percentage of shorter dated contracts for each commodity are swapped for longer dated contracts on a daily basis. The CMCI is rebalanced monthly back to the target weightings of the commodity

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components of the CMCI and the target weightings of all commodity components are revised twice per year. A more detailed description of the CMCI is contained in the section of this SAI entitled “Additional Information About the CMCI.”

          The Fund will seek to track the returns of the CMCI by entering into swap contracts and commodity index-linked notes with one or more counterparties, which contracts and notes will rise and fall in value in response to changes in the value of the CMCI. As of the date of this SAI, UBS was the only available counterparty with which the Fund may enter into such swap contracts on the CMCI. The Fund may enter into such contracts and notes directly or indirectly through a wholly-owned subsidiary of the Fund (the “Subsidiary”). Commodity index-linked notes are derivative debt instruments with principal and/or coupon payments linked to the performance of commodity indices (such as the CMCI). These commodity index-linked notes are sometimes referred to as “structured notes” because the terms of these notes may be structured by the issuer and the purchaser of the note. The Fund may also seek to gain exposure to the individual commodity components of the CMCI by investing in futures contracts that comprise the CMCI, either directly or indirectly through the Subsidiary.

          The following is additional information regarding the investment policies and strategies used by the Fund in attempting to achieve its objective, and should be read with the sections of the Fund’s Prospectus titled “Fund Summary Information – Principal Investment Strategies”, “Fund Summary Information – Principal Risks” and “Investment Objective, Strategies, Policies, Risks and Other Information”.

          Appendix B to this SAI contains an explanation of the rating categories of Moody’s Investors Service Inc. (“Moody’s”) and Standard & Poor’s Corporation (“S&P”) relating to the fixed-income securities and preferred stocks in which the Fund may invest.

BELOW INVESTMENT GRADE SECURITIES

          Investments in securities rated below investment grade that are eligible for purchase by the Fund are described as “speculative” by Moody’s, S&P and Fitch. Investment in lower rated corporate debt securities (“high yield securities” or “junk bonds”) generally provides greater income and increased opportunity for capital appreciation than investments in higher quality securities, but they also typically entail greater price volatility and principal and income risk.

          These high yield securities are regarded as predominantly speculative with respect to the issuer’s continuing ability to meet principal and interest payments. Analysis of the creditworthiness of issuers of debt securities that are high yield may be more complex than for issuers of higher quality debt securities.

          High yield securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade securities. The prices of high yield securities have been found to be less sensitive to interest-rate changes than higher-rated investments, but more sensitive to adverse economic downturns or individual corporate developments. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in high yield security prices because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If an issuer of high yield securities defaults, in addition to risking payment of all or a portion of interest and principal, the Fund by investing in such securities may incur additional expenses to seek recovery. In the case of high yield securities structured as zero-coupon or pay-in-kind securities, their market prices are affected to a greater extent by interest rate changes, and therefore tend to be more volatile than securities which pay interest periodically and in cash.

          The secondary market on which high yield securities are traded may be less liquid than the market for higher grade securities. Less liquidity in the secondary trading market could adversely affect the price at which the Fund could sell a high yield security, and could adversely affect the daily net asset value of the shares. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high yield securities, especially in a thinly-traded

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market. When secondary markets for high yield securities are less liquid than the market for higher grade securities, it may be more difficult to value the securities because such valuation may require more research, and elements of judgment may play a greater role in the valuation because there is less reliable, objective data available.

BORROWING; LEVERAGE

          Borrowing to invest more is called “leverage.” The Fund may borrow from banks provided that the amount of borrowing is no more than one third of the net assets of the Fund plus the amount of the borrowings. The Fund is required to be able to restore borrowing to its permitted level within three days, if it should increase to more than one-third as stated above. Methods that may be used to restore borrowings in this context include selling securities, even if the sale hurts the Fund’s investment performance. Leverage exaggerates the effect of rises or falls in prices of securities bought with borrowed money. Borrowing also costs money, including fees and interest. The Fund expects to borrow only through negotiated loan agreements with commercial banks or other institutional lenders.

CONVERTIBLE SECURITIES

          The Fund may invest in securities that are convertible into common stock or other securities of the same or a different issuer or into cash within a particular period of time at a specified price or formula. Convertible securities are generally fixed income securities (but may include preferred stock) and generally rank senior to common stocks in a corporation’s capital structure and, therefore, entail less risk than the corporation’s common stock. The value of a convertible security is a function of its “investment value” (its value as if it did not have a conversion privilege), and its “conversion value” (the security’s worth if it were to be exchanged for the underlying security, at market value, pursuant to its conversion privilege).

          To the extent that a convertible security’s investment value is greater than its conversion value, its price will be primarily a reflection of such investment value and its price will be likely to increase when interest rates fall and decrease when interest rates rise, as with a fixed-income security (the credit standing of the issuer and other factors may also have an effect on the convertible security’s value). If the conversion value exceeds the investment value, the price of the convertible security will rise above its investment value and, in addition, will sell at some premium over its conversion value. (This premium represents the price investors are willing to pay for the privilege of purchasing a fixed-income security with a possibility of capital appreciation due to the conversion privilege.) At such times the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security. Convertible securities may be purchased by the Fund at varying price levels above their investment values and/or their conversion values in keeping with the Fund’s objective.

DEBT SECURITIES

          The Fund may invest in debt securities. The market value of debt securities generally varies in response to changes in interest rates and the financial condition of each issuer and the value of a hard asset if linked to the value of a hard asset. Debt securities with similar maturities may have different yields, depending upon several factors, including the relative financial condition of the issuers. A description of debt securities ratings is contained in Appendix B to the SAI. High grade means a rating of A or better by Moody’s or S&P, or of comparable quality in the judgment of the Adviser or if no rating has been given by either service. Many securities of foreign issuers are not rated by these services. Therefore, the selection of such issuers depends to a large extent on the credit analysis performed by the Adviser. During periods of declining interest rates, the value of debt securities generally increases. Conversely, during periods of rising interest rates, the value of such securities generally declines. These changes in market value will be reflected in the Fund’s net asset value. Debt securities with similar maturities may have different yields, depending upon several factors, including the relative financial condition of the issuers. For example, higher yields are generally available from securities in the lower rating categories of S&P or Moody’s.

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          However, the values of lower-rated securities generally fluctuate more than those of high-grade securities. Many securities of foreign issuers are not rated by these services. Therefore the selection of such issuers depends to a large extent on the credit analysis performed by the Adviser.

          New issues of certain debt securities are often offered on a when-issued basis. That is, the payment obligation and the interest rate are fixed at the time the buyer enters into the commitment, but delivery and payment for the securities normally take place after the date of the commitment to purchase. The value of when-issued securities may vary prior to and after delivery depending on market conditions and changes in interest rate levels. However, the Fund does not accrue any income on these securities prior to delivery. The Fund will maintain in a segregated account with its Custodian an amount of cash or high quality securities equal (on a daily marked-to-market basis) to the amount of its commitment to purchase the when-issued securities. The Fund may also invest in low rated or unrated debt securities. Low rated debt securities present a significantly greater risk of default than do higher rated securities, in times of poor business or economic conditions, the Fund may lose interest and/or principal on such securities.

          The Fund may also invest in various money market securities for cash management purposes or when assuming a temporary defensive position. Money market securities may include commercial paper, bankers’ acceptances, bank obligations, corporate debt securities, certificates of deposit, U.S. government securities and obligations of savings institutions.

DERIVATIVES

          The Fund may also use futures contracts and options, forward contracts and swaps as part of various investment techniques and strategies, such as creating non-speculative “synthetic” positions (covered by segregation of liquid assets) or implementing “cross-hedging” strategies. A “synthetic” position is the duplication of cash market transaction when deemed advantageous by the Adviser for cost, liquidity or transactional efficiency reasons. A cash market transaction is the purchase or sale of the security or other asset for cash. “Cross-hedging” involves the use of one currency to hedge against the decline in the value of another currency. The use of such instruments as described herein involves several risks. First, there can be no assurance that the prices of such instruments and the hedge security or the cash market position will move as anticipated. If prices do not move as anticipated, the Fund may incur a loss on its investment, may not achieve the hedging protection it anticipated and/or may incur a loss greater than if it had entered into a cash market position. Second, investments in such instruments may reduce the gains which would otherwise be realized from the sale of the underlying securities or assets which are being hedged. Third, positions in such instruments can be closed out only on an exchange that provides a market for those instruments. There can be no assurance that such a market will exist for a particular futures contract or option. If the Fund cannot close out an exchange traded futures contract or option which it holds, it would have to perform its contract obligation or exercise its option to realize any profit and would incur transaction cost on the sale of the underlying assets. In addition, the use of derivative instruments involves the risk that a loss may be sustained as a result of the failure of the counterparty to the derivatives contract to make required payments or otherwise comply with the contract’s terms.

          When the Fund intends to acquire securities (or gold bullion or coins as the case may be) for its portfolio, it may use call options or futures contracts as a means of fixing the price of the security (or gold) it intends to purchase at the exercise price (in the case of an option) or contract price (in the case of futures contracts). An increase in the acquisition cost would be offset, in whole or part, by a gain on the option or futures contract. Options and futures contracts requiring delivery of a security may also be useful to the Fund in purchasing a large block of securities that would be more difficult to acquire by direct market purchases. If the Fund holds a call option rather than the underlying security itself, the Fund is partially protected from any unexpected decline in the market price of the underlying security and in such event could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option. Using a futures contract would not offer such partial protection against market declines and the Fund would experience a loss as if it had owned the underlying security.

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EQUITY SECURITIES

          The Fund may invest directly in equity securities. Equity securities, such as common stock, represent an ownership interest, or the right to acquire an ownership interest, in an issuer.

          Common stock generally takes the form of shares in a corporation. The value of a company’s stock may fall as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company’s products or services. A stock’s value also may fall because of factors affecting not just the company, but also companies in the same industry or in a number of different industries, such as increases in production costs. The value of a company’s stock also may be affected by changes in financial markets that are relatively unrelated to the company or its industry, such as changes in interest rates or currency exchange rates. In addition, a company’s stock generally pays dividends only after the company invests in its own business and makes required payments to holders of its bonds, other debt and preferred stock. For this reason, the value of a company’s stock will usually react more strongly than its bonds, other debt and preferred stock to actual or perceived changes in the company’s financial condition or prospects. Stocks of smaller companies may be more vulnerable to adverse developments than those of larger companies. Stocks of companies that the portfolio manager believes are fast-growing may trade at a higher multiple of current earnings than other stocks. The value of such stocks may be more sensitive to changes in current or expected earnings than the values of other stocks.

          Different types of equity securities provide different voting and dividend rights and priority in the event of the bankruptcy and/or insolvency of the issuer. In addition to common stock, equity securities may include preferred stock, convertible securities and warrants, which are discussed elsewhere in the Prospectus and this Statement of Additional Information. Equity securities other than common stock are subject to many of the same risks as common stock, although possibly to different degrees.

FUTURES, WARRANTS AND SUBSCRIPTION RIGHTS

          The Fund may buy and sell futures contracts which may include financial futures, security and interest-rate futures, stock and bond index futures contracts, foreign currency futures contracts and commodity futures. The Fund may engage in these transactions for hedging purposes and for other purposes. A security or interest-rate futures contract is an agreement between two parties to buy or sell a specified security at a set price on a future date. An index futures contract is an agreement to take or make delivery of an amount of cash based on the difference between the value of the index at the beginning and at the end of the contract period. A foreign currency futures contract is an agreement to buy or sell a specified amount of a currency for a set price on a future date. A commodity futures contract is an agreement to take or make delivery of a specified amount of a commodity, such as gold, at a set price on a future date.

          The Fund will not commit more than 5% of its total assets to initial margin deposits on futures contracts and premiums on options on futures contracts, except that margin deposits for futures positions entered into for bona fide hedging purposes, as that term is defined in the Commodity Exchange Act, are excluded from the 5% limitation. As the value of the underlying asset fluctuates, either party to the contract is required to make additional margin payments, known as “variation margin,” to cover any additional obligation it may have under the contract. In addition, cash or high quality securities equal in value to the current value of the underlying securities less the margin requirement will be segregated, as may be required, with the Fund’s custodian to ensure that the Fund’s position is unleveraged. This segregated account will be marked-to-market daily to reflect changes in the value of the underlying futures contract.

          Pursuant to a notice of eligibility claiming exclusion from the definition of Commodity Pool Operator filed with the National Futures Association on behalf of the Fund, neither the Trust nor the individual Fund is deemed to be a “commodity pool operator” under the Commodity Exchange Act (“CEA”), and, accordingly, they are not subject to registration or regulation as such under the CEA.

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          The use of financial futures contracts and commodity futures contracts, options on such futures contracts and commodities, may reduce the Fund’s exposure to fluctuations in the prices of portfolio securities and may prevent losses if the prices of such securities decline. Similarly, such investments may protect the Fund against fluctuation in the value of securities in which the Fund is about to invest.

          The use of financial futures and commodity futures contracts and options on such futures contracts and commodities as hedging instruments involves several risks. First, there can be no assurance that the prices of the futures contracts or options and the hedged security or the cash market position will move as anticipated. If prices do not move as anticipated, the Fund may incur a loss on its investment, may not achieve the hedging protection anticipated and/or incur a loss greater than if it had entered into a cash market position. Second, investments in options, futures contracts and options on futures contracts may reduce the gains which would otherwise be realized from the sale of the underlying securities or assets which are being hedged. Third, positions in futures contracts and options can be closed out only on an exchange that provides a market for those instruments. There can be no assurances that such a market will exist for a particular futures contract or option. If the Fund cannot close out an exchange traded futures contract or option which it holds, it would have to perform its contractual obligation or exercise its option to realize any profit, and would incur transaction costs on the sale of the underlying assets.

          Warrants are instruments that permit, but do not obligate, the holder to subscribe for other securities. Subscription rights are similar to warrants, but normally have a short duration and are distributed directly by the issuer to its shareholders. Warrants and rights are not dividend-paying investments and do not have voting rights like common stock. They also do not represent any rights in the assets of the issuer. As a result, warrants and rights may be considered more speculative than direct equity investments. In addition, the value of warrants and rights do not necessarily change with the value of the underlying securities and may cease to have value if they are not exercised prior to their expiration dates.

          It is the policy the Fund to meet the requirements of the Internal Revenue Code of 1986, as amended (the “Code”) to qualify as a regulated investment company, to prevent double taxation of the Fund and its shareholders. One of the requirements is that at least 90% of the Fund’s gross income be derived from dividends, interest, payment with respect to securities loans and gains from the sale or other disposition of stocks or other securities. Gains from commodity futures contracts do not currently qualify as income for purposes of the 90% test. The extent to which the Fund may engage in options and futures contract transactions may be materially limited by this test.

          Risks Associated With Commodity Futures Contracts. The Fund may engage in transactions in commodity futures contracts. There are several additional risks associated with such transactions which are discussed below:

Storage. Unlike the financial futures markets, in the commodity futures markets there are costs of physical storage associated with purchasing the underlying commodity. The price of the commodity futures contract will reflect the storage costs of purchasing the physical commodity, including the time value of money invested in the physical commodity. To the extent that the storage costs for an underlying commodity change while the Fund is invested in futures contracts on that commodity, the value of the futures contract may change proportionately.

Reinvestment. In the commodity futures markets, producers of the underlying commodity may decide to hedge the price risk of selling the commodity by selling futures contracts today to lock in the price of the commodity at delivery tomorrow. In order to induce speculators to purchase the other side of the same futures contract, the commodity producer generally must sell the futures contract at a lower price than the expected future spot price. Conversely, if most hedgers in the futures market are purchasing futures contracts to hedge against a rise in prices, then speculators will only sell the other side of the futures contract at a higher futures price than the expected

9

future spot price of the commodity. The changing nature of the hedgers and speculators in the commodity markets will influence whether futures prices are above or below the expected future spot price, which can have significant implications for the Fund. If the nature of hedgers and speculators in futures markets has shifted when it is time for the Fund to reinvest the proceeds of a maturing contract in a new futures contract, the Fund might reinvest at higher or lower futures prices, or choose to pursue other investments.

Other Economic Factors. The commodities which underlie commodity futures contracts may be subject to additional economic and non-economic variables, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments. These factors may have a larger impact on commodity prices and commodity-linked instruments, including futures contracts, than on traditional securities. Certain commodities are also subject to limited pricing flexibility because of supply and demand factors. Others are subject to broad price fluctuations as a result of the volatility of the prices for certain raw materials and the instability of supplies of other materials. These additional variables may create additional investment risks which subject the Fund’s investments to greater volatility than investments in traditional securities.

Combined Positions. The Fund may purchase and write options in any combination. For example, the Fund may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

INDEXED SECURITIES AND STRUCTURED NOTES

          The Fund may invest in indexed securities, i.e., structured notes securities and index options, whose value is linked to one or more currencies, interest rates, commodities, or financial or commodity indices. An indexed security enables the investor to purchase a note whose coupon and/or principal redemption is linked to the performance of an underlying asset. Indexed securities may be positively or negatively indexed (i.e., their value may increase or decrease if the underlying instrument appreciates). Indexed securities may have return characteristics similar to direct investments in the underlying instrument or to one or more options on the underlying instrument. Indexed securities may be more volatile than the underlying instrument itself, and present many of the same risks as investing in futures and options. Indexed securities are also subject to credit risks associated with the issuer of the security with respect to both principal and interest.

          Indexed securities may be publicly traded or may be two-party contracts (such two-party agreements are referred to hereafter collectively as structured notes). When the Fund purchases a structured note, it will make a payment of principal to the counterparty. Some structured notes have a guaranteed repayment of principal while others place a portion (or all) of the principal at risk. The Fund will purchase structured notes only from counterparties rated A or better by S&P, Moody’s or another nationally recognized statistical rating organization. The Adviser will monitor the liquidity of structured notes under the supervision of the Board. Notes determined to be illiquid will be aggregated with other illiquid securities and will be subject to the Fund’s limitations on illiquid securities.

OPTIONS

          The Fund may write, purchase or sell covered call or put options. An options transaction involves the writer of the option, upon receipt of a premium, giving the right to sell (call option) or buy (put option)

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an underlying asset at an agreed upon exercise price. The holder of the option has the right to purchase (call option) or sell (put option) the underlying asset at the exercise price. If the option is not exercised or sold, it becomes worthless at its expiration date and the premium payment is lost to the option holder. As the writer of an option, the Fund keeps the premium whether or not the option is exercised. When the Fund sells a covered call option, which is a call option with respect to which the Fund owns the underlying assets, the Fund may lose the opportunity to realize appreciation in the market price of the underlying asset, or may have to hold the underlying asset, which might otherwise have been sold to protect against depreciation. A covered put option written by the Fund exposes it during the term of the option to a decline in the price of the underlying asset. A put option sold by the Fund is covered when, among other things, cash or short-term liquid securities are placed in a segregated account to fulfill the obligations undertaken. Covering a put option sold does not reduce the risk of loss.

          The Fund may invest in options which are either listed on a domestic securities exchange or traded on a recognized foreign exchange. In addition, the Fund may purchase or sell over-the-counter options for dealers or banks to hedge securities or currencies as approved by the Board. In general, exchange traded options are third party contracts with standardized prices and expiration dates. Over-the-counter options are two party contracts with price and terms negotiated by the buyer and seller, are generally considered illiquid, and will be subject to the limitation on investments in illiquid securities.

INVESTMENTS IN OTHER INVESTMENT COMPANIES

          The Fund may invest in securities issued by other investment companies, including open end and closed end funds and exchanged traded funds (“ETFs”), subject to the limitations under the 1940 Act. The Fund may invest in investment companies which are sponsored or advised by the Adviser and/or its affiliates (each, a “Van Eck Investment Company”). However, in no event will the Fund invest more than 5% of its net assets in any single Van Eck Investment Company.

          The Fund’s investment in another investment company may subject the Fund indirectly to the underlying risks of the investment company. The Fund also will bear its share of the underlying investment company’s fees and expenses, which are in addition to the Fund’s own fees and expenses. Shares of closed-end funds and ETFs may trade at prices that reflect a premium above or a discount below the investment company’s net asset value, which may be substantial in the case of closed-end funds. If investment company securities are purchased at a premium to net asset value, the premium may not exist when those securities are sold and the Fund could incur a loss.

PREFERRED STOCK

          The may invest in preferred stock. Preferred stock represents an equity interest in a company that generally entitles the holder to receive, in preference to the holders of other stocks such as common stocks, dividends and a fixed share of the proceeds resulting from a liquidation of the company. Some preferred stocks also entitle their holders to receive additional liquidation proceeds on the same basis as holders of a company’s common stock, and thus also represent an ownership interest in that company.

          Preferred stocks may pay fixed or adjustable rates of return. Preferred stock is subject to issuer-specific and market risks applicable generally to equity securities. In addition, a company’s preferred stock generally pays dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, the value of preferred stock will usually react more strongly than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. Preferred stock of smaller companies may be more vulnerable to adverse developments than preferred stock of larger companies.

REPURCHASE AND REVERSE REPURCHASE AGREEMENTS

          The Fund may enter into repurchase and reverse repurchase agreements. It is the current policy of the Fund not to invest in repurchase or reverse repurchase agreements that do not mature within

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seven days if any such investment, together with any other illiquid assets held by the Fund, amounts to more than 15% of its net assets.

          Repurchase agreements, which may be viewed as a type of secured lending by the Fund, typically involve the acquisition by the Fund of debt securities from a selling financial institution such as a bank, savings and loan association or broker-dealer. The agreement provides that the Fund will sell back to the institution, and that the institution will repurchase, the underlying security serving as collateral at a specified price and at a fixed time in the future, usually not more than seven days from the date of purchase. The collateral will be marked-to-market daily to determine that the value of the collateral, as specified in the agreement, does not decrease below the purchase price plus accrued interest. If such decrease occurs, additional collateral will be requested and, when received, added to the account to maintain full collateralization. The Fund will accrue interest from the institution until the time when the repurchase is to occur. While repurchase agreements involve certain risks not associated with direct investments in debt securities, the Fund will only enter into a repurchase agreement where (i) the underlying securities are of the type which the Fund’s investment policies would allow it to purchase directly, (ii) the market value of the underlying security, including accrued interest, will be at all times be equal to or exceed the value of the repurchase agreement, and (iii) payment for the underlying securities is made only upon physical delivery or evidence of book-entry transfer to the account of the custodian or a bank acting as agent.

          The Fund may also enter into reverse repurchase agreements. Reverse repurchase agreements involve sales by the Fund of portfolio assets concurrently with an agreement by the Fund to repurchase the same assets at a later date at a fixed price. Generally, the effect of such a transaction is that the Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while the Fund will be able to keep the interest income associated with those portfolio securities. Such transactions are advantageous only if the interest cost to the Fund of the reverse repurchase transaction is less than the cost of obtaining the cash otherwise. Opportunities to achieve this advantage may not always be available, and the Fund intends to use the reverse repurchase technique only when it will be advantageous to the Fund.

RULE 144A AND SECTION 4(2) SECURITIES

          The Fund may invest in securities which are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, or which are otherwise not readily marketable.

          Rule 144A under the Securities Act of 1933 allows a broader institutional trading market for securities otherwise subject to restriction on resale to the general public. Rule 144A establishes a “safe harbor” from the registration requirements of the Securities Act of 1933 of resale of certain securities to qualified institutional buyers.

          The Adviser will monitor the liquidity of restricted securities in the Fund’s holdings under the supervision of the Board. In reaching liquidity decisions, the Adviser will consider, among other things, the following factors: (1) the frequency of trades and quotes for the security; (2) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanisms of the transfer).

          In addition, commercial paper may be issued in reliance on the “private placement” exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Such commercial paper is restricted as to disposition under the federal securities laws and, therefore, any resale of such securities must be effected in a transaction exempt from registration under the Securities Act of 1933. Such commercial paper is normally resold to other investors through or with the assistance of the issuer or investment dealers who make a market in such securities, thus providing liquidity.

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          Securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 and commercial paper issued in reliance on the Section 4(2) exemption under the 1940 Act may be determined to be liquid in accordance with guidelines established by the Board for purposes of complying with investment restrictions applicable to investments by the Fund in illiquid securities. To the extent such securities are determined to be illiquid, they will be aggregated with other illiquid investments for purposes of the limitation on illiquid investments.

SECURITIES LENDING

          The Fund may lend securities to parties such as broker-dealers or other institutions. Securities lending allows the Fund to retain ownership of the securities loaned and, at the same time, earn additional income. The borrower provides the Fund with collateral in an amount at least equal to the value of the securities loaned. The Fund maintains the ability to obtain the right to vote or consent on proxy proposals involving material events affecting securities loaned. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. These delays and costs could be greater for foreign securities. If the Fund is not able to recover the securities loaned, the Fund may sell the collateral and purchase a replacement investment in the market. The value of the collateral could decrease below the value of the replacement investment by the time the replacement investment is purchased. Cash received as collateral through loan transactions will generally be invested in shares of a money market fund. Investing this cash subjects that investment, as well as the securities loaned, to market appreciation or depreciation

SUBSIDIARY

          Investments in the Subsidiary are expected to provide the Fund with exposure to the commodity markets within the limitations of Subchapter M of the Internal Revenue Code and recent IRS revenue rulings, as discussed below under “Taxation.” The Subsidiary is a company organized under the laws of the Cayman Islands, and is overseen by its own board of directors. The Fund is the sole shareholder of the Subsidiary, and it is not currently expected that shares of the Subsidiary will be sold or offered to other investors. It is expected that the Subsidiary will invest primarily in commodity-linked derivative instruments, including swap agreements, futures and options on futures. To the extent that the Fund invests in the Subsidiary, the Fund may be subject to the risks associated with those derivative instruments and other securities.

          While the Subsidiary may be considered similar to investment companies, it is not registered under the 1940 Act and, unless otherwise noted in the applicable Prospectus and this SAI, is not subject to all of the investor protections of the 1940 Act and other U.S. regulations. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in the applicable Prospectus and this SAI and could negatively affect the Fund and its shareholders.

SWAPS

          The Fund may enter into swap agreements. A swap is a derivative in the form of an agreement to exchange the return generated by one instrument for the return generated by another instrument. The payment streams are calculated by reference to a specified index and agreed upon notional amount. The term “specified index” includes currencies, fixed interest rates, prices, total return on interest rate indices, fixed income indices, stock indices and commodity indices (as well as amounts derived from arithmetic operations on these indices). For example, the Fund may agree to swap the return generated by a fixed income index for the return generated by a second fixed income index. The currency swaps in which the Fund may enter will generally involve an agreement to pay interest streams in one currency based on a specified index in exchange for receiving interest streams denominated in another currency. Such swaps may involve initial and final exchanges that correspond to the agreed upon notional amount. The swaps in which the Fund may engage also include rate caps, floors and collars under which one party pays a

13

single or periodic fixed amount(s) (or premium), and the other party pays periodic amounts based on the movement of a specified index.

          Swaps do not involve the delivery of securities, other underlying assets, or principal. Accordingly, the risk of loss with respect to swaps is limited to the net amount of payments that the Fund is contractually obligated to make. If the other party to a swap defaults, the Fund’s risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive. Currency swaps usually involve the delivery of the entire principal value of one designated currency in exchange for the other designated currency. Therefore, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. If there is a default by the counterparty, the Fund may have contractual remedies pursuant to the agreements related to the transaction. In addition, as of the date of this SAI, UBS was the only available counterparty with which the Fund may enter into swap contracts on the CMCI. Accordingly, this increases the Fund’s exposure to these counterparty risks.

          The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary fund securities transactions. If the Adviser is incorrect in its forecasts of market values, interest rates, and currency exchange rates, the investment performance of the Fund would be less favorable than it would have been if this investment technique were not used. Also, if a counterparty’s creditworthiness declines, the value of the swap would likely decline.

TRACKING ERROR

          The Fund’s return may not match the return of the CMCI due to, among other factors, the Fund incurring operating expenses, and not being fully invested at all times as a result of cash inflows and cash reserves to meet redemptions.

U.S. GOVERNMENT AND RELATED OBLIGATIONS

          U.S. Government obligations include U.S. Treasury obligations and securities issued or guaranteed by various agencies of the U.S. Government or by various instrumentalities which have been established or sponsored by the U.S. Government. U.S. Treasury obligations and securities issued or guaranteed by various agencies of the U.S. Government differ in their interest rates, maturities and time of issuance, as well as with respect to whether they are guaranteed by the U.S. Government. U.S. Government and related obligations may be structured as fixed-, variable- or floating-rate obligations.

          While U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government, securities issued or guaranteed by federal agencies and U.S. Government-sponsored instrumentalities may or may not be backed by the full faith and credit of the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency or instrumentality and, as a result, may be subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. Obligations of U.S. Government agencies, authorities, instrumentalities and sponsored enterprises historically have involved limited risk of loss of principal if held to maturity. However, no assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.

WHEN, AS AND IF ISSUED SECURITIES

          The Fund may purchase securities on a “when, as and if issued” basis, under which the issuance of the security depends upon the occurrence of a subsequent event, such as approval of a merger, corporate reorganization or debt restructuring. The commitment for the purchase of any such security will not be recognized by the Fund until the Adviser determines that issuance of the security is probable. At that time, the Fund will record the transaction and, in determining its net asset value, will reflect the value of the security daily. At that time, the Fund will also earmark or establish a segregated account on the Fund’s books in which it will maintain cash, cash equivalents or other liquid portfolio securities equal in

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value to recognized commitments for such securities. The value of the Fund’s commitments to purchase the securities of any one issuer, together with the value of all securities of such issuer owned by the Fund, may not exceed 5% (2% in the case of warrants which are not listed on an exchange) of the value of the Fund’s total assets at the time the initial commitment to purchase such securities is made. An increase in the percentage of the Fund assets committed to the purchase of securities on a “when, as and if issued” basis may increase the volatility of its net asset value. The Fund may also sell securities on a “when, as and if issued” basis provided that the issuance of the security will result automatically from the exchange or conversion of a security owned by the Fund at the time of sale.

ADDITIONAL INFORMATION ABOUT THE CMCI

          The following is a more complete description of the CMCI, including, without limitation, information about the composition, weighting, method of calculation and procedures for changes in components and weights.

Overview of the CMCI

The CMCI is weighted across both commodities and maturities. The CMCI, which is rebalanced monthly, represents a basket of futures contracts on 26 underlying commodities with a series of up to five different investment maturities for each individual commodity using the calculation methodology of constant maturity forwards. Traditional commodity indices tend to focus on front-month contracts with short tenors (time to maturity) whereas the Index is based on commodity futures contracts with tenors ranging from around three months to over three years. The Index also offers continuous roll mechanisms for each constant maturity with respect to each commodity. This is in contrast to the rolling of near-term contracts over a short, pre-defined period of time that is offered in other commodity indices. The commodities represented in the Index currently include agricultural products, energy products, metals and minerals. The exchanges include the New York Mercantile Exchange (including the COMEX division), Chicago Board of Trade, London Metal Exchange, New York Board of Trade, Chicago Mercantile Exchange, Kansas City Board of Trade, ICE Futures and Euronext.Liffe.

The overall return on the Index is generated by two components: (i) uncollateralized returns from holding and rolling of futures contracts comprising the Index and (ii) a daily fixed-income return, which reflect the interest earned on a hypothetical 91-day Treasury Bill portfolio theoretically deposited as margin for hypothetical positions in the futures contracts comprising the Index.

As of July 1, 2010, the CMCI consisted of the following commodity sectors with the following relative target weights: Energy (34.6%), Agriculture (29.6%), Industrial Metals (26.9%), Precious Metals (5.0%) and Livestock (3.9%).

Component Selection and Target Weights
For a commodity contract to be included in the Index, the following primary and secondary requirements have to be satisfied:

The “primary requirements” involve satisfying certain criteria related to the nature of the instrument as well as some technical characteristics including country of origin, trading characteristics, foreign exchange controls, availability and accuracy of contract, price and volume data.

The “secondary requirements” involve satisfying a series of purely financial thresholds based on liquidity, including, among other things, open interest and market volume. Open interest, which reflects positions in contracts that remain open on an overnight or multi-day basis, is used to assess past and future liquidity. Market volume, which reflects the number of contracts traded in a

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given period of time, indicates immediate interest, and over a period of time provides a usable measure of liquidity.

Index Weightings

The weighting process for the Index is designed to reflect the economic significance and market liquidity of each commodity. The Index sponsors use a two-step approach to determine target weights: first, economic indicators (regional Consumer Price Indexes (CPI), Producer Price Indexes (PPI) and Gross Domestic Projects (GDP)), along with liquidity analysis, are used to determine the sector weights (the five sectors of the CMCI are currently agriculture, livestock, energy, precious metals and industrial metals); then global consumption data in conjunction with further liquidity analysis is used to calculate the individual component weights. In order to ensure a high level of diversification and avoid unnecessary dilution, the weight of any individual index component is limited to 20% and any commodity with a weight that is lower than 0.60% is excluded from the CMCI.

Changes in the Weights and/or Index Composition

The CMCI Governance Committee (in consultation with the CMCI Advisory Committee) reviews the selection and weightings of the futures contracts in the Index bi-annually, in October and April, or at any special meeting called by the CMCI Advisory Committee. Thus, weights are potentially reassigned whenever a regular or special meeting of the CMCI Governance Committee is held, subject to ratification by the Index Sponsors.

Tenors of Contracts

The Index represents a weighted average of all availably CMCI constant maturities (ranging from three months to three years). The distribution of weightings to available tenors (time to maturity) is a function of relative liquidity of the underlying futures contracts. As of January 1, 2010, the average tenor of the futures contracts comprising the CMCI is approximately 8.35 months. As with most assert classes, the liquidity of commodity futures contracts tends to reduce as time to maturity increases.

Rebalancing of the Index Components

Due to price movements, the weight of each component in the CMCI will move away from its Target Weight over time. The weight of each Index component is therefore rebalanced over the final three CMCI Business Days of each month in order to bring each underlying commodity and tenor back to its Target Weight. The process is automatic and is implemented via a pre-defined methodology.

In addition, twice annually in January and July there is a maintenance period at which time the Target Weights themselves are adjusted according to decisions of the CMCI Governance Committee as ratified by the Index Sponsors.

Calculation of the Index

The Index is calculated and disseminated by UBS approximately every fifteen seconds (assuming the Index level has changed within such fifteen-second interval) from 8:00 a.m. to 3:00 p.m., New York City time, and a daily closing Index level is published between 4:00 p.m. and 6:00 p.m., New York City time, on each Trading Day, Index information is available from Bloomberg on pages CUBS + GO, CMCN or CMCX and from Reuters on page UBSCMCI.

CMCI information is also available on the Bloomberg website: http://www.bloomberg.com (Select “COMMODITIES” from the drop-down menu entitle “Market Data”). For further information on CMCI, investors can go the http://www.usb.com/cmci. Index values can also be found at http://www.ubs.com/keyinvest, choose “United States,” and then click on the “Commodities” tab.

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Total Return

The CMCI is a “total return” index. In addition to uncollateralized returns generated from the futures contracts comprising the CMCI, a daily fixed-income return is added, which reflects the interest earned on a hypothetical 91-day Treasury Bill portfolio theoretically deposited as margin for hypothetical positions in the futures contracts comprising the CMCI. The rate used to calculate the daily fixed-income return is the 91-day U.S. Treasury Bill auction rate, as published by the “Treasury Security Auction Results” report, published by the Bureau of the Public Debt currently available on the website: http://www.treasurydirect.gov/annceresult/press/press.htm. The rate is generally published once per week on Monday and generally made effective with respect to the CMCI on the following Trading Day.

FUNDAMENTAL INVESTMENT RESTRICTIONS

          The following investment restrictions are in addition to those described in the Prospectus. These investment restrictions are “fundamental” and may be changed with respect to the Fund only with the approval of the holders of a majority of the Fund’s “outstanding voting securities” as defined in the 1940 Act. As to any of the following investment restrictions, if a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage resulting from a change in value of portfolio securities or amount of net assets will not be considered a violation of the investment restriction. In the case of borrowing, however, the Fund will promptly take action to reduce the amount of the Fund’s borrowings outstanding if, because of changes in the net asset value of the Fund due to market action, the amount of such borrowings exceeds one-third of the value of the Fund’s net assets. The fundamental investment restrictions are as follows:

The Fund may not:

1.	Borrow money, except as permitted under the 1940 Act, as amended and as interpreted or modified by regulation from time to time.

2.

Engage in the business of underwriting securities issued by others, except to the extent that the Fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities or in connection with its investments in other investment companies.

3.

Make loans, except that the Fund may (i) lend portfolio securities, (ii) enter into repurchase agreements, (iii) purchase all or a portion of an issue of debt securities, bank loan participation interests, bank certificates of deposit, bankers’ acceptances, debentures or other securities, whether or not the purchase is made upon the original issuance of the securities, and (iv) participate in an interfund lending program with other registered investment companies.

4.	Issue senior securities, except as permitted under the 1940 Act, as amended and as interpreted or modified by regulation from time to time.

5.

Purchase or sell real estate, except that the Fund may (i) invest in securities of issuers that invest in real estate or interests therein, (ii) invest in mortgage-related securities and other securities that are secured by real estate or interests therein, and (iii) hold and sell real estate acquired by the Fund as a result of the ownership of securities.

6.

Purchase or sell commodities, unless acquired as a result of owning securities or other instruments, but it may purchase, sell or enter into financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments and may invest in securities or other instruments backed by commodities.

7.	Purchase any security if, as a result of that purchase, 25% or more of its total assets would be invested in securities of issuers having their principal business activities in the

17

same industry; except that, to the extent the benchmark for the Fund is concentrated in a particular industry, the Fund will necessarily be concentrated in that industry. This limit does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities.

PORTFOLIO HOLDINGS DISCLOSURE

          The Fund has adopted policies and procedures governing the disclosure of information regarding the Fund’s portfolio holdings. They are reasonably designed to prevent selective disclosure of the Fund’s portfolio holdings to third parties, other than disclosures that are consistent with the best interests of the Fund’s shareholders. The Board is responsible for overseeing the implementation of these policies and procedures, and will review them annually to ensure their adequacy.

          These policies and procedures apply to employees of the Fund’s Adviser, administrator, principal underwriter, and all other service providers to the Fund that, in the ordinary course of their activities, come into possession of information about the Fund’s portfolio holdings. These policies and procedures are made available to each service provider.

          The following outlines the policies and procedures adopted by the Fund regarding the disclosure of portfolio related information:

          Generally, it is the policy of the Fund that no current or potential investor (or their representative), including any Fund shareholder (collectively, “Investors”), shall be provided information about the Fund’s portfolio on a preferential basis in advance of the provision of that same information to other investors.

          Disclosure to Investors: Limited portfolio holdings information for the Fund is available to all investors on the Van Eck website at vaneck.com. Information regarding the Fund’s top holdings and country and sector weightings, updated as of each month-end, is located on this website. Generally, this information is posted to the website within 30 days of the end of the applicable month. This information generally remains available on the website until new information is posted. The Fund reserves the right to exclude any portion of these portfolio holdings from publication when deemed in the best interest of the Fund, and to discontinue the posting of portfolio holdings information at any time, without prior notice.

          Best Interest of the Fund: Information regarding the Fund’s specific security holdings, sector weightings, geographic distribution, issuer allocations and related information (“Portfolio-Related Information”), shall be disclosed to the public only (i) as required by applicable laws, rules or regulations, (ii) pursuant to the Fund’s Portfolio-Related Information disclosure policies and procedures, or (iii) otherwise when the disclosure of such information is determined by the Trust’s officers to be in the best interest of Fund shareholders.

          Conflicts of Interest: Should a conflict of interest arise between the Fund and any of the Fund’s service providers regarding the possible disclosure of Portfolio-Related Information, the Trust’s officers shall resolve any conflict of interest in favor of the Fund’s interest. In the event that an officer of the Fund is unable to resolve such a conflict of interest, the matter shall be referred to the Trust’s Audit Committee for resolution.

          Equality of Dissemination: Shareholders of the Fund shall be treated alike in terms of access to the Fund’s portfolio holdings. With the exception of certain selective disclosures, noted in the paragraph below, Portfolio-Related Information, with respect to the Fund, shall not be disclosed to any Investor prior to the time the same information is disclosed publicly (e.g., posted on the Fund’s website). Accordingly, all Investors will have equal access to such information.

          Selective Disclosure of Portfolio-Related Information in Certain Circumstances: In some instances, it may be appropriate for the Fund to selectively disclose the Fund’s Portfolio-Related

18

Information (e.g., for due diligence purposes, disclosure to a newly hired adviser or sub-adviser, or disclosure to a rating agency) prior to public dissemination of such information.

          Conditional Use of Selectively-Disclosed Portfolio-Related Information: To the extent practicable, each of the Trust’s officers shall condition the receipt of Portfolio-Related Information upon the receiving party’s written agreement to both keep such information confidential and not to trade Fund shares based on this information.

          Compensation: No person, including officers of the Fund or employees of other service providers or their affiliates, shall receive any compensation in connection with the disclosure of Portfolio-Related Information. Notwithstanding the foregoing, the Fund reserves the right to charge a nominal processing fee, payable to the Fund, to non-shareholders requesting Portfolio Related Information. This fee is designed to offset the Fund’s costs in disseminating such information.

          Source of Portfolio Related Information: All Portfolio-Related Information shall be based on information provided by the Fund’s administrator(s)/accounting agent.

          The Fund may provide non-public portfolio holdings information to third parties in the normal course of their performance of services to the Fund, including to the Fund’s auditors; custodian; financial printers; counsel to the Fund or counsel to the Fund’s independent trustees; regulatory authorities; and securities exchanges and other listing organizations. In addition, the Fund may provide non-public portfolio holdings information to data providers, fund ranking/rating services, and fair valuation services. The entities to which the Fund voluntarily discloses portfolio holdings information are required, either by explicit agreement or by virtue of their respective duties to the Fund, to maintain the confidentiality of the information disclosed. Generally, information that is provided to these parties, in the ordinary course of business, is provided on a quarterly basis, with at least a 30 day lag period.

          There can be no assurance that the Fund’s policies and procedures regarding selective disclosure of the Fund’s portfolio holdings will protect the Fund from potential misuse of that information by individuals or entities to which it is disclosed.

          The Board shall be responsible for overseeing the implementation of these policies and procedures. These policies and procedures shall be reviewed by the Board on an annual basis for their continuing appropriateness.

          Additionally, the Fund shall maintain and preserve permanently in an easily accessible place a written copy of these policies and procedures. The Fund shall also maintain and preserve, for a period not less than six years (the first two years in an easily accessible place), all Portfolio-Related Information disclosed to the public.

          Currently, there are no agreements in effect where non-public information is disclosed or provided to a third party. Should the Fund or Adviser establish such an agreement with another party, the agreement shall bind the party to confidentiality requirements and the duty not to trade on non-public information.

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INVESTMENT ADVISORY SERVICES

          The following information supplements and should be read in conjunction with the section in the Prospectus entitled “How the Fund is Managed – Management of the Fund.”

          Van Eck Associates Corporation, the Adviser, acts as investment manager to the Trust and, subject to the supervision of the Board, is responsible for the day-to-day investment management of the Fund. The Adviser is a private company with headquarters in New York and manages other mutual funds, ETFs, private investment funds and separate accounts.

          The Adviser serves as investment adviser to the Fund pursuant to the Advisory Agreement between the Trust and the Adviser. The advisory fee is computed daily and paid monthly to the Adviser by the Fund at an annual rate of 0.75% of average daily net assets. Under the Advisory Agreement, the Adviser, subject to the supervision of the Board and in conformity with the stated investment policies of the Fund, manages the investment of the Fund’s assets. The Adviser is responsible for placing purchase and sale orders and providing continuous supervision of the investment portfolio of the Fund.

          [In addition to investment advisory services, the Adviser also performs accounting and administrative services for the Fund pursuant to a written agreement. For these accounting and administrative services a fee is calculated daily and paid monthly to the Adviser by the Fund at an annual rate of [__]% of average daily net assets.

          Pursuant to the Advisory Agreement, the Trust has agreed to indemnify the Adviser for certain liabilities, including certain liabilities arising under the federal securities laws, unless such loss or liability results from willful misfeasance, bad faith or gross negligence in the performance of its duties or the reckless disregard of its obligations and duties.

          The Fund has not commenced operations. Accordingly, no management fees have been paid to the Adviser for the past fiscal year. In addition, the Adviser assumed no expenses for the same period.]

THE DISTRIBUTOR

          Shares of the Fund are offered on a continuous basis and are distributed through Van Eck Securities Corporation, the Distributor, 335 Madison Avenue, New York, New York, a wholly owned subsidiary of the Adviser. The Trustees of the Trust have approved a Distribution Agreement appointing the Distributor as distributor of shares of the Fund. The Trust has authorized one or more intermediaries (who are authorized to designate other intermediaries) to accept purchase and redemption orders on the Trust’s behalf. The Trust will be deemed to have received a purchase or redemption order when the authorized broker or its designee accepts the order. Orders will be priced at the net asset value next computed after they are accepted by the authorized broker or its designee.

          The Distribution Agreement provides that the Distributor will pay all fees and expenses in connection with printing and distributing prospectuses and reports for use in offering and selling shares of the Fund and preparing, printing and distributing advertising or promotional materials. The Fund will pay all fees and expenses in connection with registering and qualifying their shares under federal and state securities laws. The Distribution Agreement is reviewed and approved annually by the Board.

PLAN OF DISTRIBUTION (12B-1 PLAN)

          The Fund (Class A) has adopted a Plan pursuant to Rule 12b-1 (a “Plan”) which provides for the compensation of brokers and dealers who sell shares of the Fund or provide servicing. The Plan is a compensation-type plan with a carry-forward provision, which provide that the Distributor recoup distribution expenses in the event the Plan is terminated. Pursuant to the Plan, the Distributor provides the Fund at least quarterly with a written report of the amounts expended under the Plan and the purpose for which such expenditures were made. The Trustees review such reports on a quarterly basis.

20

          The Plan is reapproved annually for the Fund, by the Trustees of the Trust, including a majority of the Trustees who are not “interested persons” of the Fund and who have no direct or indirect financial interest in the operation of the Plan.

          The Plan shall continue in effect as to the Fund, provided such continuance is approved annually by a vote of the Trustees in accordance with the 1940 Act. The Plan may not be amended to increase materially the amount to be spent for the services described therein without approval of the shareholders of the Fund, and all material amendments to the Plan must also be approved by the Trustees in the manner described above. The Plan may be terminated at any time, without payment of any penalty, by vote of a majority of the Trustees who are not “interested persons” of the Fund and who have no direct or indirect financial interest in the operation of the Plan, or by a vote of a majority of the outstanding voting securities of the Fund (as defined in the Act) on written notice to any other party to the Plan. The Plan will automatically terminate in the event of its assignment (as defined in the 1940 Act). So long as the Plan is in effect, the election and nomination of Trustees who are not “interested persons” of the Trust shall be committed to the discretion of the Trustees who are not “interested persons.” The Trustees have determined that, in their judgment, there is a reasonable likelihood that the Plan will benefit the Fund and their shareholders. The Fund will preserve copies of the Plan and any agreement or report made pursuant to Rule 12b-1 under the Act, for a period of not less than six years from the date of the Plan or such agreement or report, the first two years in an easily accessible place. For additional information regarding the Plan, see the Prospectus.

          The Fund has not commenced operations. Accordingly, as of the date of this SAI no distribution expenses have been paid pursuant to the Plan.

ADMINISTRATIVE AND PROCESSING SUPPORT PAYMENTS

          The Fund may make payments (either directly or as reimbursement to the Distributor or an affiliate of the Distributor for payments made by the Distributor) to financial intermediaries (such as brokers or third party administrators) for providing the types of services that would typically be provided by the Fund’s transfer agent, including sub-accounting, sub-transfer agency or similar recordkeeping services, shareholder reporting, shareholder transaction processing, and/or the provision of call center support. These payments will be in lieu of, and may differ from, amounts paid to the Fund’s transfer agent for providing similar services to other accounts. These payments may be in addition to any amounts the intermediary may receive as compensation for distribution or shareholder servicing pursuant to the Plan or as part of any revenue sharing or similar arrangement with the Distributor or its affiliates, as described elsewhere in the Prospectus.

PORTFOLIO MANAGERS

          The Adviser’s portfolio managers are paid a fixed base salary and a bonus. The bonus is based upon the quality of investment analysis and management of the funds for which they serve as portfolio manager. Portfolio managers who oversee accounts with significantly different fee structures are generally compensated by discretionary bonus rather than a set formula to help reduce potential conflicts of interest. At times, the Adviser and affiliates manage accounts with incentive fees.

          The Adviser’s portfolio managers may serve as portfolio managers to other clients. Such “Other Clients” may have investment objectives or may implement investment strategies similar to those of the Fund. When the portfolio managers implement investment strategies for Other Clients that are similar or directly contrary to the positions taken by the Fund, the prices of the Fund’s securities may be negatively affected. The compensation that the Fund’s portfolio manager receives for managing other client accounts may be higher than the compensation the portfolio manager receives for managing the Fund. The portfolio manager does not believe that his activities materially disadvantage the Fund. The Adviser has implemented procedures to monitor trading across funds and its Other Clients.

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PORTFOLIO MANAGER SHARE OWNERSHIP

          The Fund’s Portfolio Manager does not own any Shares of the Fund as the Fund has not commenced operations.

OTHER ACCOUNTS MANAGED BY THE PORTFOLIO MANAGER

Below is a table of the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category, as of October 31, 2010.

Name of Portfolio Manager		Other Accounts Managed (As of October 31, 2010)		Accounts with respect to which the advisory fee is based on the performance of the account
	Category of Account	Number of Accounts	Total Assets in Accounts	Number of Accounts	Total Assets in Accounts
Michael Mazier	Registered investment companies	8	$821,759,069	0	0
	Other pooled investment vehicles	0	0	0	0
	Other accounts	0	0	0	0

PORTFOLIO TRANSACTIONS AND BROKERAGE

          When selecting brokers and dealers to handle the purchase and sale of portfolio securities, the Adviser looks for prompt execution of the order at a favorable price. Generally, the Adviser works with recognized dealers in these securities, except when a better price and execution of the order can be obtained elsewhere. The Fund will not deal with affiliates in principal transactions unless permitted by exemptive order or applicable rule or regulation. The Adviser owes a duty to its clients to provide best execution on trades effected.

          The Adviser assumes general supervision over placing orders on behalf of the Trust for the purchase or sale of portfolio securities. If purchases or sales of portfolio securities of the Trust and one or more other investment companies or clients supervised by the Adviser are considered at or about the same time, transactions in such securities are allocated among the several investment companies and clients in a manner deemed equitable to all by the Adviser. In some cases, this procedure could have a detrimental effect on the price or volume of the security so far as the Trust is concerned. However, in other cases, it is possible that the ability to participate in volume transactions and to negotiate lower brokerage commissions will be beneficial to the Trust. The primary consideration is best execution.

          The portfolio managers may deem it appropriate for one fund or account they manage to sell a security while another fund or account they manage is purchasing the same security. Under such circumstances, the portfolio managers may arrange to have the purchase and sale transactions effected directly between the funds and/or accounts (“cross transactions”). Cross transactions will be effected in accordance with procedures adopted pursuant to Rule 17a-7 under the 1940 Act.

          Portfolio turnover may vary from year to year, as well as within a year. High turnover rates are likely to result in comparatively greater brokerage expenses. The overall reasonableness of brokerage commissions is evaluated by the Adviser based upon its knowledge of available information as to the general level of commissions paid by other institutional investors for comparable services.

          The Adviser may cause the Fund to pay a broker-dealer who furnishes brokerage and/or research services, a commission that is in excess of the commission another broker-dealer would have received for executing the transaction, if it is determined that such commission is reasonable in relation to the value of the brokerage and/or research services as defined in Section 28(e) of the Securities Exchange Act of 1934, as amended, which have been provided. Such research services may include, among other things, analyses and reports concerning issuers, industries, securities, economic factors and

22

trends and portfolio strategy. Any such research and other information provided by brokers to the Adviser is considered to be in addition to and not in lieu of services required to be performed by the Adviser under its Advisory Agreement with the Trust. The research services provided by broker-dealers can be useful to the Adviser in serving its other clients or clients of the Adviser’s affiliates. The Trustees periodically review the Adviser’s performance of its responsibilities in connection with the placement of portfolio transactions on behalf of the Fund. The Trustees also review the commissions paid by the Fund over representative periods of time to determine if they are reasonable in relation to the benefits to the Fund.

          The Adviser does not consider sales of shares of the Fund as a factor in the selection of broker-dealers to execute portfolio transactions for the Fund. The Adviser has implemented policies and procedures pursuant to Rule 12b-1(h) that are reasonably designed to prevent the consideration of the sales of fund shares when selecting broker-dealers to execute trades.

          Due to the potentially high rate of turnover, the Fund may pay a greater amount in brokerage commissions than a similar size fund with a lower turnover rate. The portfolio turnover rates of the Fund may vary greatly from year to year. In addition, since the Fund may have a high rate of portfolio turnover, the Fund may realize an increase in the rate of capital gains or losses. See “Taxes” in the Prospectus and the SAI.

TRUSTEES AND OFFICERS

          LEADERSHIP STRUCTURE AND THE BOARD

          The Board has general oversight responsibility with respect to the operation of the Trust and the Fund. The Board has engaged the Adviser to manage the Fund and is responsible for overseeing the Adviser and other service providers to the Trust and the Fund in accordance with the provisions of the 1940 Act and other applicable laws. The Board is currently composed of six (6) Trustees, each of whom is an Independent Trustee. In addition to five (5) regularly scheduled meetings per year, the Independent Trustees meet regularly in executive sessions among themselves and with their counsel to consider a variety of matters affecting the Trust. These sessions generally occur prior to, or during, scheduled Board meetings and at such other times as the Independent Trustees may deem necessary. Each Trustee attended at least 75% of the total number of meetings of the Board in the year ending December 31, 2009. As discussed in further detail below, the Board has established two (2) standing committees to assist the Board in performing its oversight responsibilities.

          The Board has determined that the Board’s leadership structure is appropriate in light of the characteristics and circumstances of the Trust and each of the Funds in the Fund Complex, including factors such as the number of series or portfolios that comprise the Trust and the Fund Complex, the variety of asset classes those series reflect, the net assets of the Fund, the committee structure of the Trust, and the management, distribution and other service arrangements of the Fund. In connection with its determination, the Board considered that the Board is comprised of only Independent Trustees, and thus the Chairman of the Board and the Chairman of each Board committee is an Independent Trustee. In addition, to further align the Independent Trustees interests with those of Fund shareholders, the Board has, among other things, adopted a policy requiring each Independent Trustee to maintain a minimum direct or indirect investment in the Funds.

          The Chairman presides at all meetings of the Board and participates in the preparation of the agenda for such meetings. He also serves as a liaison with management, service providers, officers, attorneys, and the other Independent Trustees generally between meetings. The Chairman may also perform other such functions as may be delegated by the Board from time to time. The Independent Trustees believe that the Chairman’s independence facilitates meaningful dialogue between the Adviser and the Independent Trustees. Except for any duties specified herein or pursuant to the Trust’s charter document, the designation of Chairman does not impose on such Independent Trustee any duties, obligations or liability that is greater than the duties, obligations or liability imposed on such person as a member of the Board, generally.

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          The Independent Trustees regularly meet outside the presence of management and are advised by independent legal counsel. The Board has determined that its committees help ensure that the Trust has effective and independent governance and oversight. The Board also believes that its leadership structure facilitates the orderly and efficient flow of information to the Independent Trustees from management of the Trust, including the Adviser.

          RISK OVERSIGHT

          The Fund and the Trust are subject to a number of risks, including investment, compliance, operational, and valuation risks. Day-to-day risk management functions are within the responsibilities of the Adviser, the Distributor and the other service providers (depending on the nature of the risk) that carry out the Fund’s investment management, distribution and business affairs. Each of the Adviser, the Distributor and the other service providers have their own, independent interests and responsibilities in risk management, and their policies and methods of carrying out risk management functions will depend, in part, on their individual priorities, resources and controls.

          Risk oversight forms part of the Board’s general oversight of the Fund and the Trust and is addressed as part of various activities of the Board and its Committees. As part of its regular oversight of the Fund and Trust, the Board, directly or through a Committee, meets with representatives of various service providers and reviews reports from, among others, the Adviser, the Distributor, the Chief Compliance Officer of the Fund, and the independent registered public accounting firm for the Fund regarding risks faced by the Fund and relevant risk management functions. The Board, with the assistance of management, reviews investment policies and risks in connection with its review of the Fund’s performance. The Board has appointed a Chief Compliance Officer for the Fund who oversees the implementation and testing of the Fund’s compliance program and reports to the Board regarding compliance matters for the Fund and its principal service providers. Material changes to the compliance program are reviewed by and approved by the Board. In addition, as part of the Board’s periodic review of the Fund’s advisory, distribution and other service provider agreements, the Board may consider risk management aspects of their operations and the functions for which they are responsible, including the manner in which such service providers implement and administer their codes of ethics and related policies and procedures. For certain of its service providers, such as the Adviser and Distributor, the Board also reviews business continuity and disaster recovery plans. With respect to valuation, the Board approves and periodically reviews valuation policies and procedures applicable to valuing the Fund’s shares. The Adviser is responsible for the implementation and day-to-day administration of these valuation policies and procedures and provides reports periodically to the Board regarding these and related matters. In addition, the Board or the Audit Committee of the Board receives reports at least annually from the independent registered public accounting firm for the Fund regarding tests performed by such firm on the valuation of all securities. Reports received from the Adviser and the independent registered public accounting firm assist the Board in performing its oversight function of valuation activities and related risks.

          The Board recognizes that not all risks that may affect the Trust can be identified, that it may not be practical or cost-effective to eliminate or mitigate certain risks, that it may be necessary to bear certain risks to achieve the Trust’s goals, and that the processes, procedures and controls employed to address certain risks may be limited in their effectiveness. Moreover, reports received by the Trustees that may relate to risk management matters are typically summaries of the relevant information. As a result of the foregoing and other factors, the function of the Board with respect to risk management is one of oversight and not active involvement in, or coordination of, day-to-day-day risk management activities for the Trust. The Board may, at any time and in its discretion, change the manner in which it conducts its risk oversight role.

TRUSTEE INFORMATION

          The Trustees of the Trust, their address, position with the Trust, age and principal occupations during the past five years are set forth below.

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TRUSTEE’S NAME, ADDRESS(1) AND AGE	POSITION(S) HELD WITH TRUST TERM OF OFFICE(2) AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS	NUMBER OF PORTFOLIOS IN TRUST COMPLEX(3) OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD OUTSIDE THE FUND COMPLEX(3) DURING THE PAST FIVE YEARS
INDEPENDENT TRUSTEES:
Jon Lukomnik 54 (A)(G)	Trustee since March 2006; Currently, Chairman of the Governance Committee	Managing Partner, Sinclair Capital LLC, 2008 to present; Program Director, IRRC Institute, 2008 to present.	10	Director, The Governance Fund, LLC; formerly Director of Sears Canada, Inc.
Jane DiRenzo Pigott 53 (A)(G)	Trustee since July 2007	Managing Director, R3 Group, LLC, 2002 to present.	10	Director and Chair of Audit Committee of 3E Company; formerly Director of MetLife Investment Funds, Inc.
Wayne H. Shaner 62 (A)(G)	Trustee since March 2006	Managing Partner, Rockledge Partners LLC, 2003 to present; Public Member of the Investment Committee, Maryland State Retirement System since 1991.	10	Director, The Torray Funds, since 1993 (Chairman of the Board since December 2005).
R. Alastair Short 56 (A)(G)	Trustee since June 2004; Currently, Vice Chairman of the Board and Chairman of the Audit Committee	President, Apex Capital Corporation (personal investment vehicle), Jan. 1988 to present; Vice Chairman, W. P. Stewart & Co., Ltd. (asset management firm), September 2007 to September 2008; Managing Director, The GlenRock Group, LLC (private equity investment firm), May 2004 to September 2007.	45	Director, Kenyon Review; Director, The Medici Archive Project.
Richard D. Stamberger 50 (A)(G)	Trustee since 1995; Currently, Chairman of the Board	President and CEO, SmartBrief, Inc. (business media company), 1999 to present.	45	Director, SmartBrief, Inc.
Robert L. Stelzl 64 (A)(G)	Trustee since July 2007	Trustee, Joslyn Family Trusts, 2003 to present; President, Rivas Capital (real estate property management services company), 2004 to present.	10	Director, Brookfield Properties, Inc.; Director and Chairman, Brookfield Homes, Inc.

(1)	The address for each Trustee and officer is 335 Madison Avenue, 19th Floor, New York, New York 10017.
(2)

Each Trustee serves until resignation, death, retirement or removal. The Board established a mandatory retirement policy applicable to all independent Trustees, which provides that Independent Trustees shall resign from the Board on December 31 of the year such Trustee reaches the age of 75.

(3)	The Fund Complex consists of Van Eck Funds, Van Eck VIP Trust and Market Vectors ETF Trust.
(A)	Member of the Audit Committee.
(G)	Member of the Governance Committee.

          Set forth below is additional information relating to the professional experience, attributes and

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skills of each Trustee relevant to such individual’s qualifications to serve as a Trustee:

Jon Lukomnik has extensive business and financial experience, particularly in the investment management industry. He currently serves as Managing Partner of Sinclair Capital LLC, a consulting firm to the investment management industry and is Program Director for IRRC Institute, a not-for-profit organization that funds research on corporate responsibility and investing.

Jane DiRenzo Pigott has extensive business and financial experience and serves as Managing Director of R3 Group, LLC, a firm specializing in providing leadership, change and diversity/inclusion consulting services. Ms. Pigott has prior experience as an independent trustee of other mutual funds and previously served as chair of the global Environmental Law practice group at Winston & Strawn LLP.

Wayne Shaner has extensive business and financial experience, particularly in the investment management industry. He currently serves as the Managing Partner of Rockledge Partners LLC, a registered investment adviser and as a Public Member of the Investment Committee of the Maryland State Retirement System. Mr. Shaner also has experience as an independent trustee of another mutual fund.

Alastair Short has extensive business and financial experience, particularly in the investment management industry. He has served as a president, board member or executive officer of various businesses, including asset management and private equity investment firms. Mr. Short also serves as an independent director of an offshore investment company.

Richard Stamberger has extensive business and financial experience and serves as the president, chief executive officer and board member of SmartBrief Inc., a media company. Mr. Stamberger has experience as a member of the board of directors of numerous not-for-profit organizations and has more than 15 years of experience as a member of the Board of the Trust.

Robert Stelzl has extensive business and financial experience, particularly in the investment management and real estate industries. He currently serves as a court-appointed trustee for a number of family trusts for which he provides investment management services.

          The forgoing information regarding the experience, qualifications, attributes and skills of Trustees is provided pursuant to requirements of the SEC, and does not constitute holding out of the Board or any Trustee as having any special expertise or experience, and shall not impose any greater responsibility or liability on any such person or on the Board by reason thereof.

          COMMITTEE STRUCTURE

          The Board has established a standing Audit Committee and a standing Governance Committee to assist the Board in the oversight and direction of the business and affairs of the Trust. Each Committee is comprised of all of the members of the Board, all of whom are Independent Trustees.

          Audit Committee. This Committee met three times during 2009. The duties of this Committee include meeting with representatives of the Trust’s independent registered public accounting firm to review fees, services, procedures, conclusions and recommendations of independent registered public accounting firms and to discuss the Trust’s system of internal controls. Thereafter, the Committee reports to the Board the Committee’s findings and recommendations concerning internal accounting matters as well as its recommendation for retention or dismissal of the auditing firm. Mr. Short has served as the Chairman of the Audit Committee since January 1, 2006. Except for any duties specified herein or pursuant to the Trust’s charter document, the designation of Chairman of the Audit Committee does not impose on such Independent Trustee any duties, obligations or liability that is greater than the duties, obligations or liability imposed on such person as a member of the Board, generally.

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          Governance Committee. This Committee met once during 2009. The duties of this Committee include consideration of recommendations on nominations for Trustees, review of the composition of the Board, and recommendations of meetings, compensation and similar matters. In addition, on an annual basis, the Governance Committee conducts an evaluation of the performance of the Board and its Committees, including the effectiveness of the Board’s Committee structure and the number of Funds on whose Board each Trustee serves. When considering potential nominees for election to the Board and to fill vacancies occurring on the Board, where shareholder approval is not required, and as part of the annual self-evaluation, the Governance Committee reviews the mix of skills and other relevant experiences of the Trustees. Currently, Mr. Jon Lukomnik serves as the Chairman of the Governance Committee.

          The Independent Trustees shall, when identifying candidates for the position of Independent Trustee, consider candidates recommended by a shareholder of the Fund if such recommendation provides sufficient background information concerning the candidate and evidence that the candidate is willing to serve as an Independent Trustee if selected, and is received in a sufficiently timely manner. Shareholders should address recommendations in writing to the attention of the Governance Committee, c/o the Secretary of the Trust. The Secretary shall retain copies of any shareholder recommendations which meet the foregoing requirements for a period of not more than 12 months following receipt. The Secretary shall have no obligation to acknowledge receipt of any shareholder recommendations.

OFFICER INFORMATION

          The executive officers of the Trust, their age and address, the positions they hold with the Trust, their term of office and length of time served and their principal business occupations during the past five years are shown below.

OFFICER’S NAME, ADDRESS (1) AND AGE	POSITION(S) HELD WITH TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED (2)	PRINCIPAL OCCUPATIONS DURING THE PAST FIVE YEARS
Russell G. Brennan, 45	Assistant Vice President and Assistant Treasurer	Since 2008

Assistant Vice President of the Adviser, Van Eck Associates Corporation (Since 2008); Manager (Portfolio Administration) of the Adviser (September 2005-October 2008); Vice President, Robeco Investment Management (July1990-September 2005); Officer of other investment companies advised by the Adviser.

Charles T. Cameron, 50	Vice President	Since 1996	Director of Trading (Since 1995) and Portfolio Manager (Since 1997) for the Adviser; Officer of other investment companies advised by the Adviser.
John Crimmins, 52	Treasurer	Since 2009

Vice President of Portfolio Administration of the Adviser (Since 2009); Vice President of Van Eck Securities Corporation (VESC) and Van Eck Absolute Return Advisers (VEARA) (Since 2009); Chief Financial, Operating and Compliance Officer, Kern Capital Management LLC (September 1997-February 2009); Officer of other investment companies advised by the Adviser.

Susan C. Lashley, 55	Vice President	Since 1998	Vice President of the Adviser and VESC; Officer of other investment companies advised by the Adviser.
Thomas K. Lynch, 53	Chief Compliance Officer	Since 2007

Chief Compliance Officer of the Adviser and VEARA (Since December 2006) and VESC (Since August 2008); Vice President of the Adviser, VEARA and VESC, Treasurer (April 2005-December 2006); Second Vice President of Investment Reporting, TIAA-CREF (January 1996-April 2005). Officer of other investment companies advised by the Adviser.

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OFFICER’S NAME, ADDRESS (1) AND AGE	POSITION(S) HELD WITH TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED (2)	PRINCIPAL OCCUPATIONS DURING THE PAST FIVE YEARS
Laura I. Martínez, 30	Assistant Vice President and Assistant Secretary	Since 2008

Assistant Vice President, Associate General Counsel and Assistant Secretary of the Adviser, VESC and VEARA (Since 2008); Associate, Davis Polk & Wardwell (October 2005-June 2008); Stanford Law School (September 2002-June 2005); Officer of other investment companies advised by the Adviser.

Joseph J. McBrien, 61	Senior Vice President, Secretary and Chief Legal Officer	Since 2005

Senior Vice President, General Counsel and Assistant Secretary of the Adviser, VESC and VEARA (Since December 2005); Managing Director, Chatsworth Securities LLC (March 2001-November 2005); Officer of other investment companies advised by the Adviser.

Jonathan R. Simon, 35	Vice President and Assistant Secretary	Since 2006

Vice President, Associate General Counsel and Assistant Secretary of the Adviser, VESC and VEARA (Since 2006); Associate, Schulte Roth & Zabel (July 2004-July 2006); Officer of other investment companies advised by the Adviser.

Bruce J. Smith, 55	Senior Vice President and Chief Financial Officer	Since 1985	Senior Vice President, Chief Financial Officer, Treasurer and Controller of the Adviser, VESC and VEARA (Since 1997); Officer of other investment companies advised by the Adviser.
Jan F. van Eck, 46	Chief Executive Officer and President	Since 2005 (serves as Chief Executive Officer and President since 2010, prior thereto served as Executive Vice President)

Director, Executive Vice President and Owner of the Adviser; Director and Executive Vice President of VESC; Director and President of VEARA; Trustee, President and Chief Executive Officer of Market Vectors ETF Trust; Officer of other investment companies advised by the Adviser.

(1)	The address for each Executive Officer is 335 Madison Avenue, 19th Floor, New York, NY 10017.
(2)	Officers are elected yearly by the Trustees.

TRUSTEE SHARE OWNERSHIP

          For each Trustee, the dollar range of equity securities beneficially owned by the Trustee in the Fund and in all registered investment companies advised by the Adviser (“Family of Investment Companies”) that are overseen by the Trustee is shown below.

Name of Trustee	Dollar Range of Equity Securities in the Fund (As of December 31, 2009)	Aggregate Dollar Range of Equity Securities in all Registered Investment Companies Overseen By Trustee In Family of Investment Companies (As of December 31, 2009)*
Jon Lukomnik	None	Over $100,000
Jane DiRenzo Pigott	None	Over $100,000
Wayne Shaner	None	$1 - $10,000
R. Alastair Short	None	$10,001 - $50,000
Richard D. Stamberger	None	Over $100,000
Robert Stelzl	None	$50,001 - $100,000

*	Includes shares which may be deemed to be beneficially owned through the Trustee Deferred Compensation Plan.

          As of October 31, 2010, all of the Trustees and Officers as a group owned less than 1% of shares outstanding of the Fund. As to each Independent Trustee and his/her immediate family members, no person owned beneficially or of record securities in an investment manager or principal underwriter of the Fund, or a person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with the investment manager or principal underwriter of the Fund.

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2009 COMPENSATION TABLE

          The Trustees are paid for services rendered to the Trust and the Van Eck VIP Trust (the “Van Eck Trusts”), each a registered investment company managed by the Adviser, which are allocated to each series of the Van Eck Trusts based on their average daily net assets. Effective October 1, 2010, each Independent Trustee is paid an annual retainer of $50,000, a per meeting fee of $7,500 for scheduled quarterly meetings of the Board and each special meeting of the Board and a per meeting fee of $5,000 for telephonic meetings. The Van Eck Trusts pay the Chairman of the Board an annual retainer of $20,000, the Chairman of the Audit Committee an annual retainer of $10,000 and the Chairman of the Governance Committee an annual retainer of $10,000. Prior to October 1, 2010, each Independent Trustee was paid an annual retainer of $40,000, a per meeting fee of $5,000 for scheduled quarterly meetings of the Board and each special meeting of the Board and a per meeting fee of $2,500 for telephonic meetings. Also, prior to October 1, 2010, the Van Eck Trusts paid the Chairman of the Board an annual retainer of $15,000, the Chairman of the Audit Committee an annual retainer of $5,000 and the Chairman of the Governance Committee an annual retainer of $5,000. The Van Eck Trusts also reimburse each Trustee for travel and other out-of-pocket expenses incurred in attending such meetings. No pension or retirement benefits are accrued as part of Trustee compensation.

          The table below shows the compensation paid to the Trustees for the fiscal year ended December 31, 2009. Annual Trustee fees may be reviewed periodically and changed by the Trust’s Board.

Name of Trustee	Aggregate Compensation From the Van Eck Trusts	Deferred Compensation From the Van Eck Trusts	Pension or Retirement Benefits Accrued as Part of the Van Eck Trusts’ Expenses(2)	Estimated Annual Benefits Upon Retirement	Total Compensation From the Van Eck Trusts and the Fund Complex(1) Paid to Trustee(2)
Jon Lukomnik	$72,500	$36,250	N/A	N/A	$72,500
Jane DiRenzo Pigott	$67,500	$67,500	N/A	N/A	$67,500
Wayne Shaner	$67,500	$0	N/A	N/A	$67,500
R. Alastair Short	$72,500	$0	N/A	N/A	$162,500
Richard D. Stamberger	$82,500	$61,875	N/A	N/A	$170,000
Robert Stelzl	$67,500	$33,750	N/A	N/A	$67,500

(1)	The “Fund Complex” consists of Van Eck Funds, Van Eck VIP Trust and Market Vectors ETF Trust.
(2)	Because the Funds of the Fund Complex have different fiscal year ends, the amounts shown are presented on a calendar year basis.

PRINCIPAL SHAREHOLDERS

          As of the date of this SAI, the Fund had not yet commenced operations.

POTENTIAL CONFLICTS OF INTEREST

          The Adviser (and its principals, affiliates or employees) may serve as investment adviser to other client accounts and conduct investment activities for their own accounts. Such “Other Clients” may have investment objectives or may implement investment strategies similar to those of the Fund. When the Adviser implements investment strategies for Other Clients that are similar or directly contrary to the positions taken by the Fund, the prices of the Fund’s securities may be negatively affected. For example, when purchase or sales orders for the Fund are aggregated with those of other funds and/or Other Clients and allocated among them, the price that the Fund pays or receives may be more in the case of a purchase or less in a sale than if the Adviser served as adviser to only the Fund. When Other Clients are selling a security that the Fund owns, the price of that security may decline as a result of the sales. The compensation that the Adviser receives from other clients may be higher than the compensation paid by the Fund to the Adviser. The Adviser does not believe that its activities materially disadvantage the Fund. The Adviser has implemented procedures to monitor trading across funds and its Other Clients.

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PROXY VOTING POLICIES AND PROCEDURES

          The Fund’s proxy voting record is available upon request and on the SEC’s website at http://www.sec.gov. The Trust is required to disclose annually the Fund’s complete proxy voting record on Form N-PX covering the period July 1 through June 30 and file it with the SEC no later than August 31. Form N-PX for the Fund is available through the Fund’s website, at vaneck.com, or by writing to 335 Madison Avenue, 19th Floor, New York, New York 10017. The Fund’s Form N-PX is also available on the SEC’s website at www.sec.gov.

CODE OF ETHICS

          The Fund, the Adviser and the Distributor have each adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act, designed to monitor personal securities transactions by their personnel (the “Personnel”). The Code of Ethics requires that all trading in securities that are being purchased or sold, or are being considered for purchase or sale, by the Fund must be approved in advance by the Head of Trading, the Director of Research and the Chief Compliance Officer of the Adviser. Approval will be granted if the security has not been purchased or sold or recommended for purchase or sale for the Fund on the day that the personnel of the Adviser requests pre-clearance, or otherwise if it is determined that the personal trading activity will not have a negative or appreciable impact on the price or market of the security, or is of such a nature that it does not present the dangers or potential for abuses that are likely to result in harm or detriment to the Fund. At the end of each calendar quarter, all Personnel must file a report of all transactions entered into during the quarter. These reports are reviewed by a senior officer of the Adviser.

          Generally, all Personnel must obtain approval prior to conducting any transaction in securities. Independent Trustees, however, are not required to obtain prior approval of personal securities transactions. A Personnel member may purchase securities in an IPO or private placement, provided that he or she obtains pre-clearance of the purchase and makes certain representations.

PURCHASE OF SHARES

          The Fund may invest in securities or futures contracts listed on foreign exchanges which trade on Saturdays or other customary United States national business holidays (i.e., days on which the Fund is not open for business). Consequently, since the Fund will compute its net asset values only Monday through Friday, exclusive of national business holidays, the net asset values of shares of the Fund may be significantly affected on days when an investor has no access to the Fund. The sale of shares will be suspended during any period when the determination of net asset value is suspended, and may be suspended by the Board whenever the Board judges it is in the Fund’s best interest to do so.

          Certificates for shares of the Fund will not be issued.

          The Fund may reject a purchase order for any reason, including an exchange purchase, either before or after the purchase.

          If you purchase shares through a financial intermediary, different purchase minimums may apply. Van Eck reserves the right to waive the investment minimums under certain circumstances.

          Van Eck reserves the right to allow a financial intermediary that has a Class I Agreement with Van Eck to purchase shares for its own omnibus account and for its clients’ accounts in Class I shares of a Fund on behalf of its eligible clients which are Employer-Sponsored Retirement Plans with plan assets of $3 million or more.

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AVAILABILITY OF DISCOUNTS

          An investor or the Broker or Agent must notify DST or the Distributor at the time of purchase whenever a quantity discount or reduced sales charge is applicable to a purchase. Quantity discounts described above may be modified or terminated at any time without prior notice.

BREAKPOINT LINKAGE RULES FOR DISCOUNTS

          The term “spouse” also includes civil union and common law marriage as defined by the state laws of residence. The term “child” also includes stepchild. Trust accounts may be linked by trustee if the primary owner or family member is related, by trustee, by grantor and by beneficiary.

VALUATION OF SHARES

          The net asset value per share of the Fund is computed by dividing the value of all of the Fund’s securities plus cash and other assets, less liabilities, by the number of shares outstanding. The net asset value per share is computed as of the close of the NYSE, Monday through Friday, exclusive of national business holidays. The Fund will be closed on the following national business holidays: New Year’s Day, Martin Luther King Jr.’s birthday, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day (or the days on which these holidays are observed).

          Shares of the Fund are sold at the public offering price, which is determined once each day the Fund is open for business and is the net asset value per share.

          The net asset values need not be computed on a day in which no orders to purchase, sell or redeem shares of the Fund have been received.

          The value of a financial futures or commodity futures contract equals the unrealized gain or loss on the contract that is determined by marking it to the current settlement price for a like contract acquired on the day on which the commodity futures contract is being valued. A settlement price may not be used if the market makes a limit move with respect to a particular commodity. Securities or futures contracts for which market quotations are readily available are valued at market value, which is currently determined using the last reported sale price. If no sales are reported as in the case of most securities traded over-the-counter, securities are valued at the mean of their bid and asked prices at the close of trading on the NYSE. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Board as the primary market. Short-term investments having a maturity of 60 days or less are valued at amortized cost, which approximates market. Options are valued at the last sales price unless the last sales price does not fall within the bid and ask prices at the close of the market, at which time the mean of the bid and ask prices is used. All other securities are valued at their fair value as determined in good faith by the Trustees. Foreign securities or futures contracts quoted in foreign currencies are valued at appropriately translated foreign market closing prices or as the Board may prescribe.

          Generally, trading in foreign securities and futures contracts, as well as corporate bonds, United States Government securities and money market instruments, is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in determining the net asset value of the shares of the Fund may be computed as of such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the value of such securities and such exchange rates may occur between such times and the close of the NYSE which will not be reflected in the computation of the Fund’s net asset values. If events materially affecting the value of such securities occur during such period, then these securities may be valued at their fair value as determined in good faith by the Board.

          The Fund’s investments are generally valued based on market quotations. When market quotations are not readily available for a portfolio security, the Fund must use the security’s “fair value” as

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determined in good faith in accordance with the Fund’s Fair Value Pricing Procedures, which are approved by the Board. As a general principle, the current fair value of a security is the amount which the Fund might reasonably expect to receive for the security upon its current sale. The Fund’s Pricing Committee, whose members are selected by the senior management of the Adviser, is responsible for recommending fair value procedures to the Board and for administering the process used to arrive at fair value prices. Factors that may cause the Fund to use the fair value of a portfolio security to calculate the Fund’s NAV include, but are not limited to: (1) market quotations are not readily available because a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is limited or suspended and not resumed prior to the time at which the Fund calculates its NAV, (3) the market for the relevant security is thin, or “stale” because its price doesn’t change in 5 consecutive business days, (4) the Investment Adviser determines that a market quotation is inaccurate, for example, because price movements are highly volatile and cannot be verified by a reliable alternative pricing source, or (5) where a significant event affecting the value of a portfolio security is determined to have occurred between the time of the market quotation provided for a portfolio security and the time at which the Fund calculates its NAV.

          In determining the fair value of securities, the Pricing Committee will consider, among other factors, the fundamental analytical data relating to the security, the nature and duration of any restrictions on disposition of the security, and the forces influencing the market in which the security is traded.

          Foreign securities in which the Fund invest may be traded in markets that close before the time that the Fund calculates its NAV. Foreign securities are normally priced based upon the market quotation of such securities as of the close of their respective principal markets, as adjusted to reflect the Investment Adviser’s determination of the impact of events, such as a significant movement in the U.S. markets occurring subsequent to the close of such markets but prior to the time at which the Fund calculates its NAV. In such cases, the Pricing Committee will apply a fair valuation formula to all foreign securities based on the Committee’s determination of the effect of the U.S. significant event with respect to each local market.

          The Board authorized the Adviser to retain an outside pricing service to value certain portfolio securities. The pricing service uses an automated system incorporating a model based on multiple parameters, including a security’s local closing price (in the case of foreign securities), relevant general and sector indices, currency fluctuations, and trading in depositary receipts and futures, if applicable, and/or research evaluations by its staff, in determining what it believes is the fair valuation of the portfolio securities valued by such pricing service.

          There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV. Because of the inherent uncertainty in fair valuations, and the various factors considered in determining value pursuant to the Fund’s fair value procedures, there can be significant deviations between a fair value price at which a portfolio security is being carried and the price at which it is purchased or sold. Furthermore, changes in the fair valuation of portfolio securities may be less frequent, and of greater magnitude, than changes in the price of portfolio securities valued by an independent pricing service, or based on market quotations.

EXCHANGE PRIVILEGE

          Shareholders of the Fund may exchange their shares for shares of the same class of other funds in the Trust. The Exchange Privilege will not be available if the proceeds from a redemption of shares of the Fund whose shares qualify are paid directly to the shareholder. The Exchange Privilege is not available for shares which are not on deposit with DST or State Street Bank and Trust Company (“SSBT”), or shares which are held in escrow pursuant to a Letter of Intent. If certificates representing shares of the Fund accompany a written exchange request, such shares will be deposited into an account with the same registration as the certificates upon receipt by DST.

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          The Fund reserves the right to (i) charge a fee of not more than $5.00 per exchange payable to the Fund or charge a fee reasonably intended to cover the costs incurred in connection with the exchange; (ii) establish a limit on the number and amount of exchanges made pursuant to the Exchange Privilege, as disclosed in the Prospectus and (iii) terminate the Exchange Privilege without written notice. In the event of such termination, shareholders who have acquired their shares pursuant to the Exchange Privilege will be afforded the opportunity to re-exchange such shares for shares of the Fund originally purchased without sales charge, for a period of not less than three (3) months.

          By exercising the Exchange Privilege, each shareholder whose shares are subject to the Exchange Privilege will be deemed to have agreed to indemnify and hold harmless the Trust and each of its series, their Adviser, sub-investment adviser (if any), distributor, transfer agent, SSBT and the officers, directors, employees and agents thereof against any liability, damage, claim or loss, including reasonable costs and attorneys’ fees, resulting from acceptance of, or acting or failure to act upon, or acceptance of unauthorized instructions or non-authentic telephone instructions given in connection with, the Exchange Privilege, so long as reasonable procedures are employed to confirm the authenticity of such communications. (For more information on the Exchange Privilege, see the Prospectus).

CONVERSION FEATURE

          Class A shareholders who are eligible to invest in Class Y shares are eligible to convert their Class A shares for Class Y shares of the same fund upon request. No sales charges or other charges will apply to any such conversion. For federal income tax purposes, a same-fund conversion is not expected to result in the realization by the investor of a capital gain or loss. To determine whether you are eligible to invest in Class Y shares, see “Class Y Shares” in the section of the Prospectus entitled “Shareholder Information - How to Choose a Class of Shares”. Please contact your financial intermediary for additional information.

INVESTMENT PROGRAMS

          DIVIDEND REINVESTMENT PLAN. Reinvestments of dividends of the Fund will occur on a date selected by the Board.

          AUTOMATIC EXCHANGE PLAN. Investors may arrange under the Exchange Plan to have DST collect a specified amount once a month or quarter from the investor’s account in the Fund and purchase full and fractional shares of another Fund in the same class at the public offering price next computed after receipt of the proceeds. Further details of the Automatic Exchange Plan are given in the application which is available from DST or the Fund.

          An investor should realize that he is investing his funds in securities subject to market fluctuations, and accordingly the Automatic Exchange Plan does not assure a profit or protect against depreciation in declining markets. The Automatic Exchange Plan contemplates the systematic purchase of securities at regular intervals regardless of price levels.

          The expenses of the Automatic Exchange Plan are general expenses of the Fund and will not involve any direct charge to the participating shareholder. The Automatic Exchange Plan is completely voluntary and may be terminated on fifteen days’ notice to DST.

          AUTOMATIC INVESTMENT PLAN. Investors may arrange under the Automatic Investment Plan to have DST collect a specified amount once a month or quarter from the investor’s checking account and purchase full and fractional shares of the Fund at the public offering price next computed after receipt of the proceeds. Further details of the Automatic Investment Plan are given in the application which is available from DST or the Fund.

          An investor should realize that he is investing his funds in securities subject to market fluctuations, and accordingly the Automatic Investment Plan does not assure a profit or protect against

33

depreciation in declining markets. The Automatic Investment Plan contemplates the systematic purchase of securities at regular intervals regardless of price levels.

          The expenses of the Automatic Investment Plan are general expenses of the Fund and will not involve any direct charge to the participating shareholder. The Automatic Investment Plan is completely voluntary. The Automatic Investment Plan may be terminated on thirty days’ notice to DST.

          AUTOMATIC WITHDRAWAL PLAN. The Automatic Withdrawal Plan is designed to provide a convenient method of receiving fixed redemption proceeds at regular intervals from shares of the Fund deposited by the investor under this Plan. Further details of the Automatic Withdrawal Plan are given in the application, which is available from DST or the Fund.

          In order to open an Automatic Withdrawal Plan, the investor must complete the Application and deposit or purchase for deposit, with DST, the agent for the Automatic Withdrawal Plan, shares of the Fund having a total value of not less than $10,000 based on the offering price on the date the Application is accepted, except for automatic withdrawals for the purpose of retirement account distributions.

          Income dividends and capital gains distributions on shares under an Automatic Withdrawal Plan will be credited to the investor’s Automatic Withdrawal Plan account in full and fractional shares at the net asset value in effect on the reinvestment date.

          Periodic checks for a specified amount will be sent to the investor, or any person designated by him, monthly or quarterly (January, April, July and October). The Fund will bear the cost of administering the Automatic Withdrawal Plan.

          Redemption of shares of the Fund deposited under the Automatic Withdrawal Plan may deplete or possibly use up the initial investment plus income dividends and distributions reinvested, particularly in the event of a market decline. In addition, the amounts received by an investor cannot be considered an actual yield or income on his investment, since part of such payments may be a return of his capital. The redemption of shares under the Automatic Withdrawal Plan may give rise to a taxable event.

          The maintenance of an Automatic Withdrawal Plan concurrently with purchases of additional shares of the Fund would be disadvantageous because of the sales charge payable with respect to such purchases. An investor may not have an Automatic Withdrawal Plan in effect and at the same time have in effect an Automatic Investment Plan or an Automatic Exchange Plan. If an investor has an Automatic Investment Plan or an Automatic Exchange Plan, such service must be terminated before an Automatic Withdrawal Plan may take effect.

          The Automatic Withdrawal Plan may be terminated at any time (1) on 30 days notice to DST or from DST to the investor, (2) upon receipt by DST of appropriate evidence of the investor’s death or (3) when all shares under the Automatic Withdrawal Plan have been redeemed. Upon termination, unless otherwise requested, certificates representing remaining full shares, if any, will be delivered to the investor or his duly appointed legal representatives.

SHARES PURCHASED BY NON-U.S. FINANCIAL INSTITUTIONS

          Class A shares of the Fund which are sold with a sales charge may be purchased by a foreign bank or other foreign fiduciary account, with an international selling agreement, for the benefit of foreign investors at the sales charge applicable to the Fund’s $500,000 breakpoint level, in lieu of the sales charge in the above scale. The Distributor has entered into arrangements with foreign financial institutions pursuant to which such institutions may be compensated by the Distributor from its own resources for assistance in distributing Fund shares. Clients of Netherlands’ insurance companies who are not U.S. citizens or residents may purchase shares without a sales charge. Clients of fee-only advisors that purchase shares through a foreign bank or other foreign fiduciary account for the benefit of foreign investors may purchase shares without a sales charge.

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TAXES

          The following summary outlines certain federal income tax considerations relating to an investment in the Fund by a taxable U.S. investor (as defined below). This summary is intended only to provide general information to U.S. investors that hold the shares as a capital asset, is not intended as a substitute for careful tax planning, does not address any foreign, state or local tax consequences of an investment in the Fund, and does not address the tax considerations that may be relevant to investors subject to special treatment under the Code. This summary should not be construed as legal or tax advice. This summary is based on the provisions of the Code, applicable U.S. Treasury regulations, administrative pronouncements of the Internal Revenue Service and judicial decisions in effect as of July 2010. Those authorities may be changed, possibly retroactively, or may be subject to differing interpretations so as to result in U.S. federal income tax consequences different from those summarized herein. Prospective investors should consult their own tax advisors concerning the potential federal, state, local and foreign tax consequences of an investment in the Fund, with specific reference to their own tax situation.

          As used herein, the term “U.S. investor” means an investor that, for U.S. federal income tax purposes, is (1) an individual who is a citizen or resident of the U.S., (2) a corporation, or other entity taxable as a corporation, that is created or organized in or under the laws of the U.S. or of any political subdivision thereof, (3) an estate, the income of which is subject to U.S. federal income tax regardless of its source, or (4) a trust if (i) it is subject to the primary supervision of a court within the U.S. and one or more U.S. persons as described in Code Section 7701(a)(30) have the authority to control all substantial decisions of the trust or (ii) it has a valid election in effect under applicable U.S. Treasury regulations to be treated as a U.S. person. If a partnership or other entity treated as a partnership holds the shares, the tax treatment of a partner in such partnership or equity owner in such other entity generally will depend on the status of the partner or equity owner and the activities of the partnership or other entity.

TAXATION OF THE FUND IN GENERAL

          The Fund intends to operate in a manner that will permit it to qualify each taxable year for taxation as a “regulated investment company” under Subchapter M of the Code. To so qualify, the Fund must, among other things, (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; and (b) satisfy certain diversification requirements.

          As a regulated investment company, the Fund will not be subject to federal income tax on its net investment income and capital gain net income (net long-term capital gains in excess of net short-term capital losses) that it distributes to shareholders if at least 90% of its net investment company taxable income for the taxable year is distributed. However, if for any taxable year the Fund does not satisfy the requirements of Subchapter M of the Code, all of its taxable income will be subject to tax at regular corporate income tax rates without any deduction for distribution to shareholders, and such distributions will be taxable to shareholders as dividend income to the extent of the Fund’s current or accumulated earnings or profits.

          The Fund will be liable for a nondeductible 4% excise tax on amounts not distributed on a timely basis in accordance with a calendar year distribution requirement. To avoid the tax, during each calendar year the Fund must distribute, or be deemed to have distributed, (i) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (ii) at least 98% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for the twelve month period ending on October 31 (or December 31, if the Fund so elects), and (iii) all ordinary income and capital gains for previous years that were not distributed during such years. For this purpose, any income or gain retained by the Fund that is subject to corporate tax will be considered to have been distributed by year-end. The Fund intends to make sufficient distributions to avoid this 4% excise tax.

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TAXATION OF THE FUND’S INVESTMENTS

          ORIGINAL ISSUE DISCOUNT AND MARKET DISCOUNT. For federal income tax purposes, debt securities purchased by the Fund may be treated as having an original issue discount. Original issue discount represents interest for federal income tax purposes and can generally be defined as the excess of the stated redemption price at maturity of a debt obligation over the issue price. Original issue discount is treated for federal income tax purposes as income earned by the Fund, whether or not any income is actually received, and therefore is subject to the distribution requirements of the Code. Generally, the amount of original issue discount included in the income of the Fund each year is determined on the basis of a constant yield to maturity which takes into account the compounding of accrued interest. Because the Fund must include original issue discount in income, it will be more difficult for the Fund to make the distributions required for it to maintain its status as a regulated investment company under Subchapter M of the Code or to avoid the 4% excise tax described above.

          Debt securities may be purchased by the Fund at a discount which exceeds the original issue discount remaining on the securities, if any, at the time the Fund purchased the securities. This additional discount represents market discount for income tax purposes. In the case of any debt security issued after July 18, 1984, having a fixed maturity date of more than one year from the date of issue and having market discount, the gain realized on disposition will be treated as interest to the extent it does not exceed the accrued market discount on the security (unless the Fund elect to include such accrued market discount in income in the tax years to which it is attributable). Generally, market discount is accrued on a daily basis. The Fund may be required to capitalize, rather than deduct currently, part or all of any direct interest expense incurred or continued to purchase or carry any debt security having market discount, unless it makes the election to include market discount currently.

          OPTIONS AND FUTURES TRANSACTIONS. Certain of the Fund’s investments may be subject to provisions of the Code that (i) require inclusion of unrealized gains or losses in the Fund’s income for purposes of the 90% test, the excise tax and the distribution requirements applicable to regulated investment companies, (ii) defer recognition of realized losses, and (iii) characterize both realized and unrealized gain or loss as short-term or long-term gain or loss. Such provisions generally apply to options and futures contracts. The extent to which the Fund makes such investments may be materially limited by these provisions of the Code.

          FOREIGN CURRENCY TRANSACTIONS. Under Section 988 of the Code, special rules are provided for certain foreign currency transactions. Foreign currency gains or losses from foreign currency contracts (whether or not traded in the interbank market), from futures contracts on foreign currencies that are not “regulated futures contracts,” and from unlisted or equity options are treated as ordinary income or loss under Section 988. The Fund may elect to have foreign currency-related regulated futures contracts and listed non-equity options be subject to ordinary income or loss treatment under Section 988. In addition, in certain circumstances, the Fund may elect capital gain or loss treatment for foreign currency transactions. The rules under Section 988 may also affect the timing of income recognized by the Fund. Under future Treasury Regulations, any such transactions that are not directly related to a Fund’s investment in stock or securities (or its options contracts or futures contracts with respect to stock or securities) may have to be limited in order to enable the Fund to satisfy the qualifying income test described above.

          COMMODITY-LINKED DERIVATIVES AND SUBSIDIARY. As described in the Prospectus, the Fund may gain exposure to the commodities markets through investments in commodity index-linked derivative instruments. In Revenue Ruling 2006-1, the IRS concluded that income derived from commodity index-linked derivative contracts is not qualifying income for purposes of the regulated investment company income test described above. As such, the Fund’s ability to utilize commodity index-linked swaps as part of its investment strategy is limited to a maximum of 10 percent of its gross income.

          In a subsequent revenue ruling, Revenue Ruling 2006-31, the IRS clarified the holding of Revenue Ruling 2006-1 by providing that income from certain investment instruments (such as certain commodity index-linked notes) that create commodity exposure may be considered qualifying income

36

under the Internal Revenue Code. The Fund has received a private letter ruling from the IRS that concludes that certain commodity-linked notes held by the Fund will produce qualifying income for purposes of the regulated investment company qualification tests. Based on this ruling, the Fund will continue to seek to gain exposure to the commodity markets primarily through investments in commodity-linked notes and through investments in the Subsidiary (as discussed below).

          The Fund intends to invest a portion of its assets in the Subsidiary, which will be classified as a corporation for U.S. federal income tax purposes. The Fund has also received a private letter ruling from the IRS that concludes that income from the Fund’s investment in a subsidiary that are structured substantially similarly to the Subsidiary will constitute qualifying income for purposes of Subchapter M of the Internal Revenue Code.

          Foreign corporations, such as the Subsidiary, will generally not be subject to U.S. federal income taxation unless it is deemed to be engaged in a U.S. trade or business. It is expected that the Subsidiary will conduct its activities in a manner so as to meet the requirements of a safe harbor under Section 864(b)(2) of the Internal Revenue Code under which the Subsidiary may engage in trading in stocks or securities or certain commodities without being deemed to be engaged in a U.S. trade or business. However, if certain of the Subsidiary’s activities were determined not to be of the type described in the safe harbor (which is not expected), then the activities of such Subsidiary may constitute a U.S. trade or business, or be taxed as such.

          In general, foreign corporations, such as the Subsidiary, that do not conduct a U.S. trade or business are nonetheless subject to tax at a flat rate of 30 percent (or lower tax treaty rate), generally payable through withholding, on the gross amount of certain U.S.-source income that is not effectively connected with a U.S. trade or business. There is presently no tax treaty in force between the U.S. and the Cayman Islands that would reduce this rate of withholding tax. It is not expected that the Subsidiary will derive income subject to such withholding tax.

          The Subsidiary will be treated as a controlled foreign corporation (“CFC”). The Fund will be treated as a “U.S. shareholder” of the Subsidiary. As a result, the Fund will be required to include in gross income for U.S. federal income tax purposes all of the Subsidiary’s “subpart F income,” whether or not such income is distributed by such Subsidiary. It is expected that all of the Subsidiary’s income will be “subpart F income.” The Fund’s recognition of the Subsidiary’s “subpart F income” will increase the Fund’s tax basis in the Subsidiary. Distributions by the Subsidiary to the Fund will be tax-free, to the extent of its previously undistributed “subpart F income,” and will correspondingly reduce the Fund’s tax basis in the Subsidiary. “Subpart F income” is generally treated as ordinary income, regardless of the character of the Subsidiary’s underlying income. If a net loss is realized by the Subsidiary, such loss is not generally available to offset the income earned by the Subsidiary’s parent Fund.

TAXATION OF THE SHAREHOLDERS

          Dividends of net investment income and the excess of net short-term capital gain over net long-term capital loss are generally taxable as ordinary income to shareholders. However, for taxable years beginning before January 1, 2011, a portion of the dividend income received by the Fund may constitute qualified dividend income eligible for a maximum rate of tax of 15% to individuals, trusts and estates. It is currently unclear whether Congress will extend this treatment for taxable years beginning on or after January 1, 2011. If the aggregate amount of qualified dividend income received by the Fund during any taxable year is less than 95% of the Fund’s gross income (as specifically defined for that purpose), the qualified dividend rule applies only if and to the extent designated by the Fund as qualified dividend income. The Fund may designate such Dividends as qualified dividend income only to the extent the Fund itself has qualified dividend income for the taxable year with respect to which such Dividends are made. Qualified dividend income is generally dividend income from taxable domestic corporations and certain foreign corporations (e.g., foreign corporations incorporated in a possession of the United States or in certain countries with comprehensive tax treaties with the United States, or the stock of which is readily tradable on an established securities market in the United States), provided the Fund has held the stock in such corporations for more than 60 days during the 121 day period beginning on the date which

37

is 60 days before the date on which such stock becomes ex-dividend with respect to such dividend (the “holding period requirement”). In order to be eligible for the 15% maximum rate on Dividends from the Fund attributable to qualified dividends, shareholders must separately satisfy the holding period requirement with respect to their Fund shares. Distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss) that are properly designated by the Fund as such are taxable to shareholders as long-term capital gain, regardless of the length of time the shares of the Fund have been held by such shareholders, except to the extent of gain from a sale or disposition of collectibles, such as precious metals, taxable currently at a 28% rate. Any loss realized upon a taxable disposition of shares within a year from the date of their purchase will be treated as a long-term capital loss to the extent of any long-term capital gain distributions received by shareholders during such period.

          Dividends of net investment income and distributions of net capital gain will be taxable as described above whether received in cash or reinvested in additional shares. When distributions are received in the form of shares issued by the Fund, the amount of the dividend/distribution deemed to have been received by participating shareholders generally is the amount of cash which would otherwise have been received. In such case, participating shareholders will have a basis for federal income tax purposes in each share received from the Fund equal to such amount of cash.

          Dividends and/or distributions by the Fund result in a reduction in the net asset value of the Fund’s shares. Should a dividend/distribution reduce the net asset value below a shareholder’s cost basis, such dividend/distribution nevertheless would be taxable to the shareholder as ordinary income or long-term capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should be careful to consider the tax implications of buying shares just prior to a dividend/distribution. The price of shares purchased at that time includes the amount of any forthcoming dividend/distribution. Those investors purchasing shares just prior to a dividend/distribution will then receive a return of their investment upon payment of such dividend/distribution which will nevertheless be taxable to them.

          If a shareholder (i) incurs a sales load in acquiring shares in the Fund, and (ii) by reason of incurring such charge or making such acquisition acquires the right to acquire shares of one or more regulated investment companies without the payment of a load or with the payment of a reduced load (“reinvestment right”), and (iii) disposes of the shares before the 91st day after the date on which the shares were acquired, and (iv) subsequently acquires shares in that regulated investment company or in another regulated investment company and the otherwise applicable load charge is reduced pursuant to the reinvestment right, then the load charge will not be taken into account for purposes of determining the shareholder’s gain or loss on the disposition. To the extent such charge is not taken into account in determining the amount of gain or loss, the charge will be treated as incurred in connection with the subsequently acquired shares and will have a corresponding effect on the shareholder’s basis in such shares.

          The Fund may be subject to a tax on dividend or interest income received from securities of a non-U.S. issuer withheld by a foreign country at the source. The U.S. has entered into tax treaties with many foreign countries that entitle the Fund to a reduced rate of tax or exemption from tax on such income. It is impossible to determine the effective rate of foreign tax in advance since the amount of the Fund’s assets to be invested within various countries is not known. If more than 50% of the value of the Fund’s total assets at the close of a taxable year consists of stocks or securities in foreign corporations, and the Fund satisfies the holding period requirements, the Fund may elect to pass through to its shareholders the foreign income taxes paid thereby. In such case, the shareholders would be treated as receiving, in addition to the distributions actually received by the shareholders, their proportionate share of foreign income taxes paid by the Fund, and will be treated as having paid such foreign taxes. The shareholders generally will be entitled to deduct or, subject to certain limitations, claim a foreign tax credit with respect to such foreign income taxes. A foreign tax credit may be allowed for shareholders who hold shares of the Fund for at least 16 days during the 31-day period beginning on the date that is 15 days before the ex-dividend date. Under certain circumstances, individual shareholders who have been passed through foreign tax credits of no more than $300 ($600 in the case of married couples filing jointly) during a tax year can elect to claim the foreign tax credit for these amounts directly on their federal

38

income tax returns (IRS Forms 1040) without having to file a separate Form 1116 or having to comply with most foreign tax credit limitations, provided certain other requirements are met.

          The Fund may be required to backup withhold federal income tax at a current rate of 28% from dividends paid to any shareholder who fails to furnish a certified taxpayer identification number (“TIN”) or who fails to certify that he or she is exempt from such withholding or who the Internal Revenue Service notifies the Fund as having provided the Fund with an incorrect TIN or failed to properly report interest or dividends for federal income tax purposes. Any such withheld amount will be fully creditable on the shareholder’s U.S. federal income tax return, provided certain requirements are met. If a shareholder fails to furnish a valid TIN upon request, the shareholder can also be subject to IRS penalties. The rate of backup withholding is set to increase for amount distributed or paid after December 31, 2010.

TAXATION OF NON-U.S. INVESTORS

          The foregoing summary of certain federal income tax considerations does not apply to potential investors in the Fund that are not U.S. investors (“Non-U.S. investors”). Distributions of ordinary income paid to Non-U.S. investors generally will be subject to a 30% U.S. withholding tax unless a reduced rate of withholding or a withholding exemption is provided under an applicable treaty. However, withholding tax generally will not apply to any income realized by a non-U.S. investor in respect of any distributions attributable to net income from tax-exempt obligations and designated as “exempt-interest dividends”. Furthermore, for taxable years beginning before January 1, 2010, the Fund may, under certain circumstances, designate all or a portion of a dividend as an “interest-related dividend” (to the extent the Fund pays a dividend related to interest that is not already exempt from U.S. federal income taxes as discussed in the preceding sentence) or a “short-term capital gain dividend.” An interest-related dividend that is received by a Non-U.S. investor generally would be exempt from the 30% U.S. withholding tax, provided certain other requirements are met. A short-term capital gain dividend that is received by a Non-U.S. investor generally would be exempt from the 30% U.S. withholding tax, unless such investor is a nonresident alien individual present in the United States for a period or periods aggregating 183 days or more during the taxable year or the distribution is effectively connected with a U.S. trade or business (or, if an income tax treaty applies, is attributable to a U.S. permanent establishment). The Fund does not expect to pay significant amounts of interest-related dividends. It is currently unclear whether Congress will extend the exemptions from withholding for interest-related dividends and short-term capital gain dividends with respect to taxable years of a fund beginning on or after January 1, 2010 and what the terms of any such extension would be. Prospective investors are urged to consult their tax advisors regarding the specific tax consequences discussed above.

REDEMPTIONS IN KIND

          The Trust has elected to have the ability to redeem its shares in kind, committing itself to pay in cash all requests for redemption by any shareholder of record limited in amount with respect to each shareholder of record during any ninety-day period to the lesser of (i) $250,000 or (ii) 1% of the net asset value of such company at the beginning of such period.

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

          Dealers and intermediaries may charge their customers a processing or service fee in connection with the purchase or redemption of fund shares. The amount and applicability of such a fee is determined and disclosed to its customers by each individual dealer. Processing or service fees typically are fixed, nominal dollar amounts and are in addition to the sales and other charges described in the Prospectus and this SAI. Your dealer will provide you with specific information about any processing or service fees you will be charged.

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DESCRIPTION OF THE TRUST

          The Trust is an open-end management investment company organized as a business trust under the laws of the Commonwealth of Massachusetts on April 3, 1985. The Trustees of the Trust have authority to issue an unlimited number of shares of beneficial interest of the Fund, $.001 par value. The Trust currently consists of six separate series: Emerging Markets Fund, Global Hard Assets Fund, International Investors Gold Fund, Multi-Manager Alternatives Fund, Long/Flat Commodity Index Fund and the Fund.

          The Fund is classified as a non-diversified fund under the 1940 Act. A diversified fund is a fund which meets the following requirements: At least 75% of the value of its total assets is represented by cash and cash items (including receivables), Government securities, securities of other investment companies and other securities for the purpose of this calculation limited in respect of any one issuer to an amount not greater than 5% of the value of the Fund’s total assets, and to not more than 10% of the outstanding voting securities of such issuer. A non-diversified fund is any fund other than a diversified fund. This means that the Fund at the close of each quarter of its taxable year must, in general, limit its investment in the securities of a single issuer to (i) no more than 25% of its assets, (ii) with respect to 50% of the Fund’s assets, no more than 5% of its assets, and (iii) the Fund will not own more than 10% of outstanding voting securities. The Fund is a separate pool of assets of the Trust which is separately managed and which may have a different investment objective from that of another Fund. The Board has the authority, without the necessity of a shareholder vote, to create any number of new series.

          Each share of the Fund has equal dividend, redemption and liquidation rights and when issued is fully paid and non-assessable by the Trust. Under the Trust’s Amended and Restated Master Trust Agreement, as amended (“Master Trust Agreement”), no annual or regular meeting of shareholders is required. Thus, there will ordinarily be no shareholder meetings unless required by the 1940 Act. The Trustees are a self-perpetuating body unless and until fewer than 50% of the Trustees, then serving as Trustees, are Trustees who were elected by shareholders. At that time a meeting of shareholders will be called to elect additional Trustees. On any matter submitted to the shareholders, the holder of each Trust share is entitled to one vote per share (with proportionate voting for fractional shares). Under the Master Trust Agreement, any Trustee may be removed by vote of two-thirds of the outstanding Trust shares, and holders of ten percent or more of the outstanding shares of the Trust can require Trustees to call a meeting of shareholders for purposes of voting on the removal of one or more trustees. Shares of the Fund vote as a separate class, except with respect to the election of Trustees and as otherwise required by the 1940 Act. On matters affecting an individual Fund, a separate vote of that Fund is required. Shareholders of the Fund are not entitled to vote on any matter not affecting that Fund. In accordance with the 1940 Act, under certain circumstances, the Trust will assist shareholders in communicating with other shareholders in connection with calling a special meeting of shareholders.

          Under Massachusetts law, the shareholders of the Trust could, under certain circumstances, be held personally liability for the obligations of the Trust. However, the Master Trust Agreement disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees. The Master Trust Agreement provides for indemnification out of the Trust’s property of all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations. The Adviser believes that, in view of the above, the risk of personal liability to shareholders is remote.

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ADDITIONAL INFORMATION

          CUSTODIAN. State Street Bank and Trust Company, 225 Franklin Street, Boston, MA 02110 is the custodian of the Trust’s portfolio securities, cash, coins and bullion. The Custodian is authorized, upon the approval of the Trust, to establish credits or debits in dollars or foreign currencies with, and to cause portfolio securities of the Fund to be held by its overseas branches or subsidiaries, and foreign banks and foreign securities depositories which qualify as eligible foreign custodians under the rules adopted by the SEC.

          TRANSFER AGENT. DST Systems, Inc., 210 West 10th Street, Kansas City, MO 64105 serves as transfer agent for the Trust.

          INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM. Ernst & Young LLP, Five Times Square, New York, NY 10036 serves as independent registered public accounting firm for the Trust.

          COUNSEL. Goodwin Procter LLP, Exchange Place, Boston, MA 02109 serves as counsel to the Trust.

FINANCIAL STATEMENTS

          The Fund currently does not have audited financial statements.

LICENSING AGREEMENT AND DISCLAIMER

Van Eck Associates Corporation (“the Adviser”) has entered into a licensing agreement with UBS AG, London and Bloomberg Finance L.P. to use the UBS Bloomberg Constant Maturity Commodity Total Return Index (the “CMCI”). The Van Eck CM Commodity Index Fund is entitled to use the CMCI pursuant to a sub-licensing arrangement with the Adviser.

UBS and Bloomberg own or exclusively license, solely or jointly as agreed between them all proprietary rights with respect to the CMCI. Any third-party product based on or related to the CMCI (“Product”) may only be issued upon the prior joint written approval of UBS and Bloomberg and upon the execution of a license agreement between UBS, Bloomberg and the party intending to launch a Product (a “Licensee”). In no way do UBS or Bloomberg sponsor or endorse, nor are they otherwise involved in the issuance and offering of a Product nor do either of them make any representation or warranty, express or implied, to the holders of the Product or any member of the public regarding the advisability of investing in the Product or commodities generally or in futures particularly, or as to results to be obtained from the use of the CMCI or from the Product. Further, neither UBS nor Bloomberg provides investment advice to any Licensee specific to the Product, other than providing the CMCI as agreed in the license agreement with the Licensee, and which will be done without consideration of the particular needs of the Product or the Licensee. UBS and Bloomberg each specifically disclaim any liability to any party for any inaccuracy in the data on which the CMCI is based, for any mistakes, errors, omissions or interruptions in the calculation and/or dissemination of the CMCI, or for the manner in which such is applied in connection with the issuance and offering of a Product. In no event shall UBS or Bloomberg have any liability to any party for any lost profits or indirect, punitive, special or consequential damages or losses.

THIS IS NOT AN OFFER OR SOLICITATION BY UBS OR BLOOMBERG OF AN OFFER TO BUY OR SELL ANY SECURITY OR INVESTMENT. PAST PERFORMANCE OF THE UBS BLOOMBERG CONSTANT MATURITY COMMODITY INDEX IS NOT NECESSARILY INDICATIVE OF FUTURE RESULTS.

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APPENDIX A

ADVISER’S PROXY VOTING POLICIES

INTRODUCTION

          Effective March 10, 2003, the Securities and Exchange Commission (the “Commission”) adopted Rule 206(4)-6 under the Investment Advisers Act of 1940 (“Advisers Act”), requiring each investment adviser registered with the Commission to adopt and implement written policies and procedures for voting client proxies, to disclose information about the procedures to its clients, and to inform clients how to obtain information about how their proxies were voted. The Commission also amended Rule 204-2 under the Advisers Act to require advisers to maintain certain proxy voting records. Both rules apply to all investment advisers registered with the Commission that have proxy voting authority over their clients’ securities. An adviser that exercises voting authority without complying with Rule 206(4)-6 will be deemed to have engaged in a “fraudulent, deceptive, or manipulative” act, practice or course of business within the meaning of Section 206(4) of the Advisers Act.

          When an adviser has been granted proxy voting authority by a client, the adviser owes its clients the duties of care and loyalty in performing this service on their behalf. The duty of care requires the adviser to monitor corporate actions and vote client proxies. The duty of loyalty requires the adviser to cast the proxy votes in a manner that is consistent with the best interests of the client.

PROXY VOTING POLICIES AND PROCEDURES

RESOLVING MATERIAL CONFLICTS OF INTEREST

          A “material conflict” means the existence of a business relationship between a portfolio company or an affiliate and Van Eck Associates Corporation, any affiliate or subsidiary (individually and together, as the context may require, “Adviser”), or an “affiliated person” of a Van Eck mutual fund in excess of $60,000. Examples of when a material conflict exists include the situation where the adviser provides significant investment advisory, brokerage or other services to a company whose management is soliciting proxies; an officer of the Adviser serves on the board of a charitable organization that receives charitable contributions from the portfolio company and the charitable organization is a client of the Adviser; a portfolio company that is a significant selling agent of Van Eck’s products and services solicits proxies; a broker-dealer or insurance company that controls 5% or more of the Adviser’s assets solicits proxies; the Adviser serves as an investment adviser to the pension or other investment account of the portfolio company; the Adviser and the portfolio company have a lending relationship. In each of these situations voting against management may cause the Adviser a loss of revenue or other benefit.

          Conflict Resolution. When a material conflict exists proxies will be voted in the following manner:

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Where the written guidelines set out a pre-determined voting policy, proxies will be voted in accordance with that policy, with no deviations (if a deviation is advisable, one of the other methods may be used)

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Where the guidelines permit discretion and an independent third party has been retained to vote proxies, proxies will be voted in accordance with the predetermined policy based on the recommendations of that party; or

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The potential conflict will be disclosed to the client (a) with a request that the client vote the proxy, (b) with a recommendation that the client engage another party to determine how the proxy should be voted or (c) if the foregoing are not acceptable to the client disclosure of how Van Eck intends to vote and a written consent to that vote by the client.

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•	Any deviations from the foregoing voting mechanisms must be approved by the Compliance Officer with a written explanation of the reason for the deviation.

REASONABLE RESEARCH EFFORTS

          When determining whether a vote is in the best interest of the client, the Adviser will use reasonable research efforts. Investment personnel may rely on public documents about the company and other readily available information, which is easily accessible to the investment personnel at the time the vote is cast. Information on proxies by foreign companies may not be readily available.

VOTING CLIENT PROXIES

          The Adviser generally will vote proxies on behalf of clients, unless clients instruct otherwise. There may be times when refraining from voting a proxy is in a client’s best interest, such as when the Adviser determines that the cost of voting the proxy exceeds the expected benefit to the client. (For example, casting a vote on a foreign security may involve additional costs such as hiring a translator or traveling to foreign country to vote the security in person).

          The portfolio manager or analyst covering the security is responsible for making voting decisions.

          Portfolio Administration, in conjunction with the portfolio manager and the custodian, is responsible for monitoring corporate actions and ensuring that corporate actions are timely voted.

          For the Hedge Funds, Investment Management Operations, in conjunction with the portfolio manager and custodian, monitors corporate actions and ensures that corporate actions are timely voted.

CLIENT INQUIRIES

          All inquiries by clients as to how Van Eck has voted proxies must immediately be forwarded to the Proxy Administrator.

DISCLOSURE TO CLIENTS

Notification of Availability of Information

          Client Brochure. The Client Brochure or Part II of Form ADV will inform clients that they can obtain information from VEAC on how their proxies were voted. The Client Brochure or Part II of Form ADV will be mailed to each client annually. The Legal Department will be responsible for coordinating the mailing with Sales/Marketing Departments.

Availability of Proxy Voting Information

          At the client’s request or if the information is not available on Van Eck’s website, a hard copy of the account’s proxy votes will be mailed to each client.

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RECORDKEEPING REQUIREMENTS

          Van Eck will retain the following documentation and information for each matter relating to a portfolio security with respect to which a client was entitled to vote:

•	proxy statements received;

•	identifying number for the portfolio security;

•	shareholder meeting date;

•	brief identification of the matter voted on;

•	whether the vote was cast on the matter and how the vote was cast;

•	how the vote was cast (e.g., for or against proposal, or abstain; for or withhold regarding election of directors);

•	records of written client requests for information on how Van Eck voted proxies on behalf of the client;

•	a copy of written responses from Van Eck to any written or oral client request for information on how Van Eck voted proxies on behalf of the client; and

•	any documents prepared by Van Eck that were material to the decision on how to vote or that memorialized the basis for the decision, if such documents were prepared.

          Copies of proxy statements filed on EDGAR, and proxy statements and records of proxy votes maintained with a third party (i.e., proxy voting service) need not be maintained. The third party must agree in writing to provide a copy of the documents promptly upon request.

          If applicable, any document memorializing that the costs of voting a proxy exceed the benefit to the client or any other decision to refrain from voting, and that such abstention was in the client’s best interest.

          Proxy voting records will be maintained in an easily accessible place for five years, the first two at the office of Van Eck. Proxy statements on file with EDGAR or maintained by a third party and proxy votes maintained by a third party are not subject to these particular retention requirements.

PROXY VOTING GUIDELINES

I.	General Information

          Generally, the Adviser will vote in accordance with the following guidelines. Where the proxy vote decision maker determines, however, that voting in such a manner would not be in the best interest of the client, the investment personnel will vote differently.

          If there is a conflict of interest on any management or shareholder proposals that are voted on a case by case basis, we will follow the recommendations of an independent proxy service provider.

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II.	Officers and Directors

	A.	The Board of Directors

Director Nominees in Uncontested Elections

Vote on a case-by-case basis for director nominees, examining factors such as:

	•	long-term corporate performance record relative to a market index;

	•	composition of board and key board committees;

	•	nominee’s investment in the company;

	•	whether a retired CEO sits on the board; and

	•	whether the chairman is also serving as CEO.

In cases of significant votes and when information is readily available, we also review:

	•	corporate governance provisions and takeover activity;

	•	board decisions regarding executive pay;

	•	director compensation;

	•	number of other board seats held by nominee; and

	•	interlocking directorships.

B.	Chairman and CEO are the Same Person

Vote on a case-by-case basis on shareholder proposals that would require the positions of chairman and CEO to be held by different persons.

C.	Majority of Independent Directors

Vote on a case-by-case basis shareholder proposals that request that the board be comprised of a majority of independent directors.

Vote for shareholder proposals that request that the board audit, compensation and/or nominating committees include independent directors exclusively.

D.	Stock Ownership Requirements

Vote on a case-by-case basis shareholder proposals requiring directors to own a minimum amount of company stock in order to qualify as a director, or to remain on the board.

E.	Term of Office

Vote on a case-by-case basis shareholder proposals to limit the tenure of outside directors.

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F.	Director and Officer Indemnification and Liability Protection

          Vote on a case-by-case basis proposals concerning director and officer indemnification and liability protection.

          Generally, vote against proposals to eliminate entirely director and officer liability for monetary damages for violating the duty of care.

          Vote for only those proposals that provide such expanded coverage in cases when a director’s or officer’s legal defense was unsuccessful if: (1) the director was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the company, and (2) only if the director’s legal expenses would be covered.

G.	Director Nominees in Contested Elections

Vote on a case-by-case basis when the election of directors is contested, examining the following factors:

• long-term financial performance of the target company relative to its industry;

• management’s track record;

• background to the proxy contest;

• qualifications of director nominees (both slates);

• evaluation of what each side is offering shareholders, as well as the likelihood that the proposed objectives and goals can be met; and

• stock ownership positions.

H.	Board Structure: Staggered vs. Annual Elections

Generally, vote against proposals to stagger board elections.

Generally, vote for proposals to repeal classified boards and to elect all directors annually.

I.	Shareholder Ability to Remove Directors

Vote against proposals that provide that directors may be removed only for cause.

Vote for proposals to restore shareholder ability to remove directors with or without cause.

Vote against proposals that provide that only continuing directors may elect replacements to fill board vacancies.

Vote for proposals that permit shareholders to elect directors to fill board vacancies.

J.	Shareholder Ability to Alter the Size of the Board

          Vote for proposals that seek to fix the size of the board.

          Vote against proposals that give management the ability to alter the size of the board without shareholder approval.

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III.	Proxy Contests

	A.	Reimburse Proxy Solicitation Expenses

Vote on a case-by-case basis proposals to provide full reimbursement for dissidents waging a proxy contest.

IV.	Auditors

	A.	Ratifying Auditors

          Vote for proposals to ratify auditors, unless information that is readily available to the vote decision-maker demonstrates that an auditor has a financial interest in or association with the company, and is therefore clearly not independent; or such readily available information creates a reasonable basis to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company’s financial position.

Vote for shareholder proposals asking for audit firm rotation unless the rotation period is so short (less than five years) that it would be unduly burdensome to the company.

V.	Shareholder Voting and Control Issues

	A.	Cumulative Voting

Generally, vote against proposals to eliminate cumulative voting.

Generally, vote for proposals to permit cumulative voting.

	B.	Shareholder Ability to Call Special Meetings

Generally, vote against proposals to restrict or prohibit shareholder ability to call special meetings.

Generally, vote for proposals that remove restrictions on the right of shareholders to act independently of management.

	C.	Shareholder Ability to Act by Written Consent

Generally, vote against proposals to restrict or prohibit shareholder ability to take action by written consent.

Generally, vote for proposals to allow or make easier shareholder action by written consent.

	D.	Poison Pills

Vote for shareholder proposals that ask a company to submit its poison pill for shareholder ratification.

Vote on a case-by-case basis shareholder proposals to redeem a company’s poison pill.

Vote on a case-by-case basis management proposals to ratify a poison pill.

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E.	Fair Price Provision

          Vote on a case-by-case basis when examining fair price proposals, (where market quotations are not readily available) taking into consideration whether the shareholder vote requirement embedded in the provision is no more than a majority of disinterested shares.

Generally, vote for shareholder proposals to lower the shareholder vote requirement in existing fair price provisions.

F.	Greenmail

Generally, vote for proposals to adopt anti-greenmail charter or bylaw amendments or otherwise restrict a company’s ability to make greenmail payments.

Generally, vote on a case-by-case basis anti-greenmail proposals when they are bundled with other charter or bylaw amendments.

H.	Unequal Voting Rights

Vote against dual class exchange offers.

Vote against dual class recapitalizations

I.	Supermajority Shareholder Vote Requirement to Amend the Charter or Bylaws

Vote against management proposals to require a supermajority shareholder vote to approve charter and bylaw amendments.

Vote for shareholder proposals to lower supermajority shareholder vote requirements for charter and bylaw amendments.

J.	Supermajority Shareholder Vote Requirement to Approve Mergers

Vote against management proposals to require a supermajority shareholder vote to approve mergers and other significant business combinations.

K.	White Knight Placements

Vote for shareholder proposals to require approval of blank check preferred stock issues for other than general corporate purposes or similar corporate actions.

L.	Confidential Voting

          Generally, vote for shareholder proposals that request corporations to adopt confidential voting, use independent tabulators and use independent inspectors of election as long as the proposals include clauses for proxy contests as follows: In the case of a contested election, management is permitted to request that the dissident group honor its confidential voting policy. If the dissidents agree, the policy remains in place. If the dissidents do not agree, the confidential voting policy is waived.

Generally, vote for management proposals to adopt confidential voting.

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	M.	Equal Access

          Generally, vote for shareholders proposals that would allow significant company shareholders equal access to management’s proxy material in order to evaluate and propose voting recommendations on proxy proposals and director nominees, and in order to nominate their own candidates to the board.

	N.	Bundled Proposals

          Generally, vote on a case-by-case basis bundled or “conditioned” proxy proposals. In the case of items that are conditioned upon each other, we examine the benefits and costs of the packaged items. In instances when the joint effect of the conditioned items is not in shareholders’ best interests, we vote against the proposals. If the combined effect is positive, we support such proposals.

	O.	Shareholder Advisory Committees

Vote on a case-by-case basis proposals to establish a shareholder advisory committee.

VI.	Capital Structure

	A.	Common Stock Authorization

Vote on a case-by-case basis proposals to increase the number of shares of common stock authorized for issue.

Generally, vote against proposed common stock authorizations that increase the existing authorization by more than 100% unless a clear need for the excess shares is presented by the company.

	B.	Stock Distributions: Splits and Dividends

          Generally, vote for management proposals to increase common share authorization for a stock split, provided that the split does not result in an increase of authorized but un-issued shares of more than 100% after giving effect to the shares needed for the split.

	C.	Reverse Stock Splits

          Generally, vote for management proposals to implement a reverse stock split, provided that the reverse split does not result in an increase of authorized but unissued shares of more than 100% after giving effect to the shares needed for the reverse split.

	D.	Blank Check Preferred Authorization

Generally, vote for proposals to create blank check preferred stock in cases when the company expressly states that the stock will not be used as a takeover defense or carry superior voting rights.

Vote on a case-by-case basis proposals that would authorize the creation of new classes of preferred stock with unspecified voting, conversion, dividend and distribution, and other rights.

Vote on a case-by-case basis proposals to increase the number of authorized blank check preferred shares.

	E.	Shareholder Proposals Regarding Blank Check Preferred Stock

          Generally, vote for shareholder proposals to have blank check preferred stock placements, other than those shares issued for the purpose of raising capital or making acquisitions in the normal course of business, submitted for shareholder ratification.

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	F.	Adjust Par Value of Common Stock

Vote on a case-by-case basis management proposals to reduce the par value of common stock.

	G.	Preemptive Rights

          Vote on a case-by-case basis proposals to create or abolish preemptive rights. In evaluating proposals on preemptive rights, we look at the size of a company and the characteristics of its shareholder base.

	H.	Debt Restructurings

Vote on a case-by-case basis proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan. We consider the following issues:

	•	Dilution — How much will ownership interest of existing shareholders be reduced, and how extreme will dilution to any future earnings be?

	•	Change in Control — Will the transaction result in a change in control of the company?

	•	Bankruptcy — Is the threat of bankruptcy, which would result in severe losses in shareholder value, the main factor driving the debt restructuring?

Generally, we approve proposals that facilitate debt restructurings unless there are clear signs of self-dealing or other abuses.

	I.	Share Repurchase Programs

Vote for management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms.

VII.	Executive Compensation

          In general, we vote on a case-by-case basis on executive compensation plans, with the view that viable compensation programs reward the creation of stockholder wealth by having a high payout sensitivity to increases in shareholder value.

VIII.	Compensation Proposals

	A.	Amendments that Place a Cap on Annual Grants

Vote for plans that place a cap on the annual grants any one participant may receive.

	B.	Amend Administrative Features

Vote for plans that simply amend shareholder-approved plans to include administrative features.

	C.	Amendments to Added Performance-Based Goals

Generally, vote for amendments to add performance goals to existing compensation plans.

	D.	Amendments to Increase Shares and Retain Tax Deductions

Vote on amendments to existing plans to increase shares reserved and to qualify the plan for favorable tax treatment should be evaluated on a case-by-case basis.

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	E.	Approval of Cash or Cash-and-Stock Bonus Plans

Vote for cash or cash-and-stock bonus plans to exempt the compensation from taxes.

	F.	Shareholder Proposals to Limit Executive Pay

Vote on a case-by-case basis all shareholder proposals that seek additional disclosure of executive pay information.

Vote on a case-by-case basis all other shareholder proposals that seek to limit executive pay.

Vote for shareholder proposals to expense options, unless the company has already publicly committed to expensing options by a specific date.

	G.	Golden and Tin Parachutes

Vote for shareholder proposals to have golden and tin parachutes submitted for shareholder ratification.

Vote on a case-by-case basis all proposals to ratify or cancel golden or tin parachutes.

	H.	Employee Stock Ownership Plans (ESOPs)

          Vote on a case-by-case basis proposals that request shareholder approval in order to implement an ESOP or to increase authorized shares for existing ESOPs, except in cases when the number of shares allocated to the ESOP is “excessive” (i.e., generally greater than 5% of outstanding shares).

	I.	401(k) Employee Benefit Plans

Generally, vote for proposals to implement a 401(k) savings plan for employees.

IX.	State of Incorporation

	A.	Voting on State Takeover Statutes

          Vote on a case-by-case basis proposals to opt in or out of state takeover statutes (including control share acquisition statutes, control share cash-out statutes, freezeout provisions, fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, anti-greenmail provisions, and disgorgement provisions).

B.	Voting on Reincorporation Proposals

Vote on a case-by-case basis proposals to change a company’s state of incorporation.

X.	Mergers and Corporate Restructurings

	A.	Mergers and Acquisitions

Vote on a case-by-case basis proposals related to mergers and acquisitions, taking into account at least the following:

anticipated financial and operating benefits;

offer price (cost vs. premium);

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prospects of the combined companies;

how the deal was negotiated; and

changes in corporate governance and their impact on shareholder rights.

	B.	Corporate Restructuring

Vote on a case-by-case basis proposals related to a corporate restructuring, including minority squeezeouts, leveraged buyouts, spin-offs, liquidations and asset sales.

	C.	Spin-offs

Vote on a case-by-case basis proposals related to spin-offs depending on the tax and regulatory advantages, planned use of sale proceeds, market focus, and managerial incentives.

	D.	Asset Sales

          Vote on a case-by-case basis proposals related to asset sales after considering the impact on the balance sheet/working capital, value received for the asset, and potential elimination of diseconomies.

	E.	Liquidations

          Vote on a case-by-case basis proposals related to liquidations after reviewing management’s efforts to pursue other alternatives, appraisal value of assets, and the compensation plan for executives managing the liquidation.

	F.	Appraisal Rights

Vote for proposals to restore, or provide shareholders with, rights of appraisal.

	G.	Changing Corporate Name

Vote on a case-by-case basis proposal to change the corporate name.

XI.	Mutual Fund Proxies

	A.	Election of Trustees

Vote on trustee nominees on a case-by-case basis.

	B.	Investment Advisory Agreement

Vote on investment advisory agreements on a case-by-case basis.

	C.	Fundamental Investment Restrictions

Vote on amendments to a fund’s fundamental investment restrictions on a case-by-case basis.

	D.	Distribution Agreements

Vote on distribution agreements on a case-by-case basis.

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XII.	Social and Environmental Issues

          In general we vote on a case-by-case basis on shareholder social and environmental proposals, on the basis that their impact on share value can rarely be anticipated with any high degree of confidence.

          In most cases, however, we vote for disclosure reports that seek additional information, particularly when it appears companies have not adequately addressed shareholders’ social and environmental concerns.

          In determining our vote on shareholder social and environmental proposals, we analyze factors such as:

•	whether adoption of the proposal would have either a positive or negative impact on the company’s short-term or long-term share value;

•	the percentage of sales, assets and earnings affected;

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the degree to which the company’s stated position on the issues could affect its reputation or sales, or leave it vulnerable to boycott or selective purchasing; whether the issues presented should be dealt with through government or company - specific action;

•	whether the company has already responded in some appropriate manner to the request embodied in a proposal;

•	whether the company’s analysis and voting recommendation to shareholders is persuasive;

•	what other companies have done in response to the issue;

•	whether the proposal itself is well framed and reasonable; whether implementation of the proposal would achieve the objectives sought in the proposal; and

•	whether the subject of the proposal is best left to the discretion of the board.

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APPENDIX B

STANDARD & POOR’S ISSUE CREDIT RATING DEFINITIONS

          A Standard & Poor’s issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The opinion evaluates the obligor’s capacity and willingness to meet its financial commitments as they come due, and may assess terms, such as collateral security and subordination, which could affect ultimate payment in the event of default. The issue credit rating is not a recommendation to purchase, sell, or hold a financial obligation, inasmuch as it does not comment as to market price or suitability for a particular investor.

          Issue credit ratings are based on current information furnished by the obligors or obtained by Standard & Poor’s from other sources it considers reliable. Standard & Poor’s does not perform an audit in connection with any credit rating and may, on occasion, rely on unaudited financial information. Credit ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or based on other circumstances.

          Issue credit ratings can be either long term or short term. Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days—including commercial paper. Short-term ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. The result is a dual rating, in which the short-term rating addresses the put feature, in addition to the usual long-term rating. Medium-term notes are assigned long-term ratings.

Long-Term Issue Credit Ratings

Issue credit ratings are based, in varying degrees, on the following considerations:

•	Likelihood of payment—capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;

•	Nature of and provisions of the obligation;

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Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.

          Issue ratings are an assessment of default risk, but may incorporate an assessment of relative seniority or ultimate recovery in the event of default. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above. (Such differentiation may apply when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.)

AAA

An obligation rated ‘AAA’ has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA

An obligation rated ‘AA’ differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

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A

An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB

An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, and C

Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB

An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B

An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC

An obligation rated ‘CCC’ is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC

An obligation rated ‘CC’ is currently highly vulnerable to nonpayment.

C

A ‘C’ rating is assigned to obligations that are currently highly vulnerable to nonpayment, obligations that have payment arrearages allowed by the terms of the documents, or obligations of an issuer that is the subject of a bankruptcy petition or similar action which have not experienced a payment default. Among others, the ‘C’ rating may be assigned to subordinated debt, preferred stock or other obligations on which cash payments have been suspended in accordance with the instrument’s terms or when preferred stock is the subject of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

B-2

D

An obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of similar action if payments on an obligation are jeopardized. An obligation’s rating is lowered to ‘D’ upon completion of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

Plus (+) or minus (-)

The ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

NR

This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular obligation as a matter of policy.

SHORT-TERM ISSUE CREDIT RATINGS

A-1

A short-term obligation rated ‘A-1’ is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2

A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3

A short-term obligation rated ‘A-3’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B

A short-term obligation rated ‘B’ is regarded as having significant speculative characteristics. Ratings of ‘B-1’, ‘B-2’, and ‘B-3’ may be assigned to indicate finer distinctions within the ‘B’ category. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B-1. A short-term obligation rated ‘B-1’ is regarded as having significant speculative characteristics, but the obligor has a relatively stronger capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

B-3

B-2. A short-term obligation rated ‘B-2’ is regarded as having significant speculative characteristics, and the obligor has an average speculative-grade capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

B-3. A short-term obligation rated ‘B-3’ is regarded as having significant speculative characteristics, and the obligor has a relatively weaker capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

C

A short-term obligation rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D

A short-term obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

DUAL RATINGS

Standard & Poor’s assigns “dual” ratings to all debt issues that have a put option or demand feature as part of their structure. The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term rating symbols are used for bonds to denote the long-term maturity and the short-term rating symbols for the put option (for example, ‘AAA/A-1+’). With U.S. municipal short-term demand debt, note rating symbols are used with the short-term issue credit rating symbols (for example, ‘SP-1+/A-1+’).

MOODY’S CREDIT RATING DEFINITIONS

Aaa

Bonds and preferred stock which are rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa

Bonds and preferred stock which are rated Aa are judged to be of high quality and are subject to very low credit risk.

A

Bonds and preferred stock which are rated A are considered upper-medium grade and are subject to low credit risk.

Baa

Bonds and preferred stock which are rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.

B-4

Ba

Bonds and preferred stock which are rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B

Bonds and preferred stock which are rated B are considered speculative and are subject to high credit risk.

Caa

Bonds and preferred stock which are rated Caa are of poor standing and are subject to very high credit risk.

Ca

Bonds and preferred stock which are rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C

Bonds and preferred stock which are rated C are the lowest rated class of bonds/preferred stock and are typically in default, with little prospect for recovery of principal or interest.

B-5

VAN ECK FUNDS
STATEMENT OF ADDITIONAL INFORMATION

Dated November XX, 2010

VAN ECK LONG/FLAT COMMODITY INDEX FUND
CLASS A: LFCAX / CLASS I: LFCIX / CLASS Y: LFCYX

         This statement of additional information (“SAI”) is not a prospectus. It should be read in conjunction with the prospectus dated November XX, 2010 (the “Prospectus”) for the Class A, Class I and Class Y shares of the Van Eck Long/Flat Commodity Index Fund (the “Fund”), as it may be revised from time to time. A copy of the Prospectus for Van Eck Funds (the “Trust”), relating to the Fund, may be obtained without charge by writing to the Trust or Van Eck Securities Corporation, the Fund’s distributor (the “Distributor”). The Trust’s and the Distributor’s address is 335 Madison Avenue, 19th Floor, New York, New York 10017. Capitalized terms used herein that are not defined have the same meaning as in the Prospectus, unless otherwise noted.

STATEMENT OF ADDITIONAL INFORMATION

November XX, 2010

GENERAL INFORMATION

          The Trust is an open-end management investment company organized as a business trust under the laws of the Commonwealth of Massachusetts on April 3, 1985.

          The Trust currently consists of six separate series: CM Commodity Index Fund, Emerging Markets Fund, Global Hard Assets Fund, International Investors Gold Fund, Multi-Manager Alternatives Fund and the Fund, which offer Class A, Class I and Class Y shares (except that the Fund and the CM Commodity Index Fund have not commenced operations as of the date of this SAI). The Emerging Markets Fund, Global Hard Assets Fund and International Investors Gold Fund also offer Class C shares.

          This SAI only pertains to the Fund. Shares of the other series of the Trust are offered in a separate prospectus and statement of additional information. The Board of Trustees of the Trust (the “Board”) has authority, without the necessity of a shareholder vote, to create additional series or funds, each of which may issue separate classes of shares.

          The Fund is classified as a non-diversified fund under the Investment Company Act of 1940 (the “1940 Act”). Van Eck Associates Corporation (the “Adviser”) serves as investment adviser to the Fund.

INVESTMENT POLICIES AND RISKS

          The Fund seeks to achieve its investment objective by investing in instruments that derive their value from the performance of the Morningstar Long/Flat Commodity Index (the “Long/Flat Index”), as described below, and in bonds, debt securities and other fixed income instruments (“Fixed Income Instruments”) issued by various U.S. public- or private-sector entities. Although the Fund reserves the right to invest in commodity index-linked notes and swap agreements, the Fund currently intends to invest in commodity futures contracts and options on futures contracts that provide economic exposure to the investment returns of the commodities markets, as represented by the Long/Flat Index and its constituents. A derivative is an investment whose value depends on (or is derived from) that value of an underlying security. Commodities are assets that have tangible properties, such as oil, metals, and agricultural products. A commodity-linked derivative is a derivative instrument whose value is linked to the movement of a commodity, commodity index, commodity option or futures contract. The value of commodity-linked derivative instruments may be affected by overall market movements and other factors affecting the value of a particular industry or commodity, such as weather, disease, embargoes, or political and regulatory developments.

          The Long/Flat Index is a rules-based commodity futures index that employs a momentum rule to determine if exposure to a particular commodity should be maintained with its prescribed weighting (a “long position”) or moved to cash (a “flat position”). Whether a position will be long or flat is determined, at the time of the monthly rebalancing, by comparing the linked price of each commodity to the 12-month moving average of the linked price. For example, if at a monthly rebalancing, the linked price for a commodity exceeds its 12-month moving average, the Long/Flat Index takes the long side in the subsequent month. Conversely, if the linked price for a commodity is below its 12-month moving average, the Long/Flat Index moves the position to cash, i.e. flat. The linked price is determined based on price changes and roll yields. Roll yield is the amount of return generated (either positive or negative) by rolling a short-term contract into a longer-term contract and profiting or losing money from the convergence toward a higher or lower spot price. To be considered for inclusion in the Long/Flat Index, a commodity should have futures contracts traded on one of the U.S. exchanges and rank in the top 95% by total dollar value of open interest. The weight of each individual commodity in the Long/Flat Index is the product of two factors: magnitude and the direction of the momentum signal. The Long/Flat Index is reconstituted annually and directions (i.e. whether long or flat) of each commodity are determined monthly. A more detailed description of the Long/Flat Index is contained in the section of this SAI entitled “Additional

Information About the Long/Flat Index.”

          The Fund may seek to gain exposure to the individual commodity components of the Long/Flat Index by investing in futures contracts that comprise the Long/Flat Index, either directly or indirectly through a wholly-owned subsidiary of the Fund (the “Subsidiary”). The Fund may also seek to track the returns of the Long/Flat Index by entering into swap contracts and commodity index-linked notes with one or more counterparties, which contracts and notes will rise and fall in value in response to changes in the value of the Long/Flat Index. The Fund may enter into such contracts and notes directly or indirectly through the Subsidiary. Commodity index-linked notes are derivative debt instruments with principal and/or coupon payments linked to the performance of commodity indices (such as the Long/Flat Index). These commodity index-linked notes are sometimes referred to as “structured notes” because the terms of these notes may be structured by the issuer and the purchaser of the note.

          The following is additional information regarding the investment policies and strategies used by the Fund in attempting to achieve its objective, and should be read with the sections of the Fund’s Prospectus titled “Fund Summary Information – Principal Investment Strategies”, “Fund Summary Information – Principal Risks” and “Investment Objective, Strategies, Policies, Risks and Other Information”.

          Appendix B to this SAI contains an explanation of the rating categories of Moody’s Investors Service Inc. (“Moody’s”) and Standard & Poor’s Corporation (“S&P”) relating to the fixed-income securities and preferred stocks in which the Fund may invest.

BELOW INVESTMENT GRADE SECURITIES

          Investments in securities rated below investment grade that are eligible for purchase by the Fund are described as “speculative” by Moody’s, S&P and Fitch. Investment in lower rated corporate debt securities (“high yield securities” or “junk bonds”) generally provides greater income and increased opportunity for capital appreciation than investments in higher quality securities, but they also typically entail greater price volatility and principal and income risk.

          These high yield securities are regarded as predominantly speculative with respect to the issuer’s continuing ability to meet principal and interest payments. Analysis of the creditworthiness of issuers of debt securities that are high yield may be more complex than for issuers of higher quality debt securities.

          High yield securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade securities. The prices of high yield securities have been found to be less sensitive to interest-rate changes than higher-rated investments, but more sensitive to adverse economic downturns or individual corporate developments. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in high yield security prices because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If an issuer of high yield securities defaults, in addition to risking payment of all or a portion of interest and principal, the Fund by investing in such securities may incur additional expenses to seek recovery. In the case of high yield securities structured as zero-coupon or pay-in-kind securities, their market prices are affected to a greater extent by interest rate changes, and therefore tend to be more volatile than securities which pay interest periodically and in cash.

          The secondary market on which high yield securities are traded may be less liquid than the market for higher grade securities. Less liquidity in the secondary trading market could adversely affect the price at which the Fund could sell a high yield security, and could adversely affect the daily net asset value of the shares. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high yield securities, especially in a thinly-traded market. When secondary markets for high yield securities are less liquid than the market for higher grade securities, it may be more difficult to value the securities because such valuation may require more research, and elements of judgment may play a greater role in the valuation because there is less reliable, objective data available.

BORROWING; LEVERAGE

          Borrowing to invest more is called “leverage.” The Fund may borrow from banks provided that the amount of borrowing is no more than one third of the net assets of the Fund plus the amount of the borrowings. The Fund is required to be able to restore borrowing to its permitted level within three days, if it should increase to more than one-third as stated above. Methods that may be used to restore borrowings in this context include selling securities, even if the sale hurts the Fund’s investment performance. Leverage exaggerates the effect of rises or falls in prices of securities bought with borrowed money. Borrowing also costs money, including fees and interest. The Fund expects to borrow only through negotiated loan agreements with commercial banks or other institutional lenders.

CONVERTIBLE SECURITIES

          The Fund may invest in securities that are convertible into common stock or other securities of the same or a different issuer or into cash within a particular period of time at a specified price or formula. Convertible securities are generally fixed income securities (but may include preferred stock) and generally rank senior to common stocks in a corporation’s capital structure and, therefore, entail less risk than the corporation’s common stock. The value of a convertible security is a function of its “investment value” (its value as if it did not have a conversion privilege), and its “conversion value” (the security’s worth if it were to be exchanged for the underlying security, at market value, pursuant to its conversion privilege).

          To the extent that a convertible security’s investment value is greater than its conversion value, its price will be primarily a reflection of such investment value and its price will be likely to increase when interest rates fall and decrease when interest rates rise, as with a fixed-income security (the credit standing of the issuer and other factors may also have an effect on the convertible security’s value). If the conversion value exceeds the investment value, the price of the convertible security will rise above its investment value and, in addition, will sell at some premium over its conversion value. (This premium represents the price investors are willing to pay for the privilege of purchasing a fixed-income security with a possibility of capital appreciation due to the conversion privilege.) At such times the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security. Convertible securities may be purchased by the Fund at varying price levels above their investment values and/or their conversion values in keeping with the Fund’s objective.

DEBT SECURITIES

          The Fund may invest in debt securities. The market value of debt securities generally varies in response to changes in interest rates and the financial condition of each issuer and the value of a hard asset if linked to the value of a hard asset. Debt securities with similar maturities may have different yields, depending upon several factors, including the relative financial condition of the issuers. A description of debt securities ratings is contained in Appendix B to the SAI. High grade means a rating of A or better by Moody’s or S&P, or of comparable quality in the judgment of the Adviser or if no rating has been given by either service. Many securities of foreign issuers are not rated by these services. Therefore, the selection of such issuers depends to a large extent on the credit analysis performed by the Adviser. During periods of declining interest rates, the value of debt securities generally increases. Conversely, during periods of rising interest rates, the value of such securities generally declines. These changes in market value will be reflected in the Fund’s net asset value. Debt securities with similar maturities may have different yields, depending upon several factors, including the relative financial condition of the issuers. For example, higher yields are generally available from securities in the lower rating categories of S&P or Moody’s.

          However, the values of lower-rated securities generally fluctuate more than those of high-grade securities. Many securities of foreign issuers are not rated by these services. Therefore the selection of such issuers depends to a large extent on the credit analysis performed by the Adviser.

          New issues of certain debt securities are often offered on a when-issued basis. That is, the payment obligation and the interest rate are fixed at the time the buyer enters into the commitment, but delivery and payment for the securities normally take place after the date of the commitment to purchase. The value of when-issued securities may vary prior to and after delivery depending on market conditions and changes in interest rate levels. However, the Fund does not accrue any income on these securities prior to delivery. The Fund will maintain in a segregated account with its Custodian an amount of cash or high quality securities equal (on a daily marked-to-market basis) to the amount of its commitment to purchase the when-issued securities. The Fund may also invest in low rated or unrated debt securities. Low rated debt securities present a significantly greater risk of default than do higher rated securities, in times of poor business or economic conditions, the Fund may lose interest and/or principal on such securities.

          The Fund may also invest in various money market securities for cash management purposes or when assuming a temporary defensive position. Money market securities may include commercial paper, bankers’ acceptances, bank obligations, corporate debt securities, certificates of deposit, U.S. government securities and obligations of savings institutions.

DERIVATIVES

          The Fund may also use futures contracts and options, forward contracts and swaps as part of various investment techniques and strategies, such as creating non-speculative “synthetic” positions (covered by segregation of liquid assets) or implementing “cross-hedging” strategies. A “synthetic” position is the duplication of cash market transaction when deemed advantageous by the Adviser for cost, liquidity or transactional efficiency reasons. A cash market transaction is the purchase or sale of the security or other asset for cash. “Cross-hedging” involves the use of one currency to hedge against the decline in the value of another currency. The use of such instruments as described herein involves several risks. First, there can be no assurance that the prices of such instruments and the hedge security or the cash market position will move as anticipated. If prices do not move as anticipated, the Fund may incur a loss on its investment, may not achieve the hedging protection it anticipated and/or may incur a loss greater than if it had entered into a cash market position. Second, investments in such instruments may reduce the gains which would otherwise be realized from the sale of the underlying securities or assets which are being hedged. Third, positions in such instruments can be closed out only on an exchange that provides a market for those instruments. There can be no assurance that such a market will exist for a particular futures contract or option. If the Fund cannot close out an exchange traded futures contract or option which it holds, it would have to perform its contract obligation or exercise its option to realize any profit and would incur transaction cost on the sale of the underlying assets. In addition, the use of derivative instruments involves the risk that a loss may be sustained as a result of the failure of the counterparty to the derivatives contract to make required payments or otherwise comply with the contract’s terms.

          When the Fund intends to acquire securities (or gold bullion or coins as the case may be) for its portfolio, it may use call options or futures contracts as a means of fixing the price of the security (or gold) it intends to purchase at the exercise price (in the case of an option) or contract price (in the case of futures contracts). An increase in the acquisition cost would be offset, in whole or part, by a gain on the option or futures contract. Options and futures contracts requiring delivery of a security may also be useful to the Fund in purchasing a large block of securities that would be more difficult to acquire by direct market purchases. If the Fund holds a call option rather than the underlying security itself, the Fund is partially protected from any unexpected decline in the market price of the underlying security and in such event could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option. Using a futures contract would not offer such partial protection against market declines and the Fund would experience a loss as if it had owned the underlying security.

EQUITY SECURITIES

          The Fund may invest directly in equity securities. Equity securities, such as common stock, represent an ownership interest, or the right to acquire an ownership interest, in an issuer.

          Common stock generally takes the form of shares in a corporation. The value of a company’s stock may fall as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company’s products or services. A stock’s value also may fall because of factors affecting not just the company, but also companies in the same industry or in a number of different industries, such as increases in production costs. The value of a company’s stock also may be affected by changes in financial markets that are relatively unrelated to the company or its industry, such as changes in interest rates or currency exchange rates. In addition, a company’s stock generally pays dividends only after the company invests in its own business and makes required payments to holders of its bonds, other debt and preferred stock. For this reason, the value of a company’s stock will usually react more strongly than its bonds, other debt and preferred stock to actual or perceived changes in the company’s financial condition or prospects. Stocks of smaller companies may be more vulnerable to adverse developments than those of larger companies. Stocks of companies that the portfolio manager believes are fast-growing may trade at a higher multiple of current earnings than other stocks. The value of such stocks may be more sensitive to changes in current or expected earnings than the values of other stocks.

          Different types of equity securities provide different voting and dividend rights and priority in the event of the bankruptcy and/or insolvency of the issuer. In addition to common stock, equity securities may include preferred stock, convertible securities and warrants, which are discussed elsewhere in the Prospectus and this Statement of Additional Information. Equity securities other than common stock are subject to many of the same risks as common stock, although possibly to different degrees.

FUTURES, WARRANTS AND SUBSCRIPTION RIGHTS

          The Fund may buy and sell futures contracts which may include financial futures, security and interest-rate futures, stock and bond index futures contracts, foreign currency futures contracts and commodity futures. The Fund may engage in these transactions for hedging purposes and for other purposes. A security or interest-rate futures contract is an agreement between two parties to buy or sell a specified security at a set price on a future date. An index futures contract is an agreement to take or make delivery of an amount of cash based on the difference between the value of the index at the beginning and at the end of the contract period. A foreign currency futures contract is an agreement to buy or sell a specified amount of a currency for a set price on a future date. A commodity futures contract is an agreement to take or make delivery of a specified amount of a commodity, such as gold, at a set price on a future date.

          The Fund will not commit more than 5% of its total assets to initial margin deposits on futures contracts and premiums on options on futures contracts, except that margin deposits for futures positions entered into for bona fide hedging purposes, as that term is defined in the Commodity Exchange Act, are excluded from the 5% limitation. As the value of the underlying asset fluctuates, either party to the contract is required to make additional margin payments, known as “variation margin,” to cover any additional obligation it may have under the contract. In addition, cash or high quality securities equal in value to the current value of the underlying securities less the margin requirement will be segregated, as may be required, with the Fund’s custodian to ensure that the Fund’s position is unleveraged. This segregated account will be marked-to-market daily to reflect changes in the value of the underlying futures contract.

          Pursuant to a notice of eligibility claiming exclusion from the definition of Commodity Pool Operator filed with the National Futures Association on behalf of the Fund, neither the Trust nor the individual Fund is deemed to be a “commodity pool operator” under the Commodity Exchange Act (“CEA”), and, accordingly, they are not subject to registration or regulation as such under the CEA.

          The use of financial futures contracts and commodity futures contracts, options on such futures contracts and commodities, may reduce the Fund’s exposure to fluctuations in the prices of portfolio securities and may prevent losses if the prices of such securities decline. Similarly, such investments may protect the Fund against fluctuation in the value of securities in which the Fund is about to invest.

          The use of financial futures and commodity futures contracts and options on such futures contracts and commodities as hedging instruments involves several risks. First, there can be no assurance that the prices of the futures contracts or options and the hedged security or the cash market position will move as anticipated. If prices do not move as anticipated, the Fund may incur a loss on its investment, may not achieve the hedging protection anticipated and/or incur a loss greater than if it had entered into a cash market position. Second, investments in options, futures contracts and options on futures contracts may reduce the gains which would otherwise be realized from the sale of the underlying securities or assets which are being hedged. Third, positions in futures contracts and options can be closed out only on an exchange that provides a market for those instruments. There can be no assurances that such a market will exist for a particular futures contract or option. If the Fund cannot close out an exchange traded futures contract or option which it holds, it would have to perform its contractual obligation or exercise its option to realize any profit, and would incur transaction costs on the sale of the underlying assets.

          Warrants are instruments that permit, but do not obligate, the holder to subscribe for other securities. Subscription rights are similar to warrants, but normally have a short duration and are distributed directly by the issuer to its shareholders. Warrants and rights are not dividend-paying investments and do not have voting rights like common stock. They also do not represent any rights in the assets of the issuer. As a result, warrants and rights may be considered more speculative than direct equity investments. In addition, the value of warrants and rights do not necessarily change with the value of the underlying securities and may cease to have value if they are not exercised prior to their expiration dates.

          It is the policy the Fund to meet the requirements of the Internal Revenue Code of 1986, as amended (the “Code”) to qualify as a regulated investment company, to prevent double taxation of the Fund and its shareholders. One of the requirements is that at least 90% of the Fund’s gross income be derived from dividends, interest, payment with respect to securities loans and gains from the sale or other disposition of stocks or other securities. Gains from commodity futures contracts do not currently qualify as income for purposes of the 90% test. The extent to which the Fund may engage in options and futures contract transactions may be materially limited by this test.

          Risks Associated With Commodity Futures Contracts. The Fund may engage in transactions in commodity futures contracts. There are several additional risks associated with such transactions which are discussed below:

Storage. Unlike the financial futures markets, in the commodity futures markets there are costs of physical storage associated with purchasing the underlying commodity. The price of the commodity futures contract will reflect the storage costs of purchasing the physical commodity, including the time value of money invested in the physical commodity. To the extent that the storage costs for an underlying commodity change while the Fund is invested in futures contracts on that commodity, the value of the futures contract may change proportionately.

Reinvestment. In the commodity futures markets, producers of the underlying commodity may decide to hedge the price risk of selling the commodity by selling futures contracts today to lock in the price of the commodity at delivery tomorrow. In order to induce speculators to purchase the other side of the same futures contract, the commodity producer generally must sell the futures contract at a lower price than the expected future spot price. Conversely, if most hedgers in the futures market are purchasing futures contracts to hedge against a rise in prices, then speculators will only sell the other side of the futures contract at a higher futures price than the expected future spot price of the commodity. The changing nature of the hedgers and speculators in the commodity markets will influence whether futures prices are above or below the expected future spot price, which can have significant implications for the Fund. If the nature of hedgers and speculators in futures markets has shifted when it is time for the Fund to reinvest the proceeds of a maturing contract in a new futures contract, the Fund might reinvest at higher or lower futures prices, or choose to pursue other investments.

Other Economic Factors. The commodities which underlie commodity futures contracts may be subject to additional economic and non-economic variables, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments. These factors may have a larger impact on commodity prices and commodity-linked instruments, including futures contracts, than on traditional securities. Certain commodities are also subject to limited pricing flexibility because of supply and demand factors. Others are subject to broad price fluctuations as a result of the volatility of the prices for certain raw materials and the instability of supplies of other materials. These additional variables may create additional investment risks which subject the Fund’s investments to greater volatility than investments in traditional securities.

Combined Positions. The Fund may purchase and write options in any combination. For example, the Fund may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

INDEXED SECURITIES AND STRUCTURED NOTES

          The Fund may invest in indexed securities, i.e., structured notes securities and index options, whose value is linked to one or more currencies, interest rates, commodities, or financial or commodity indices. An indexed security enables the investor to purchase a note whose coupon and/or principal redemption is linked to the performance of an underlying asset. Indexed securities may be positively or negatively indexed (i.e., their value may increase or decrease if the underlying instrument appreciates). Indexed securities may have return characteristics similar to direct investments in the underlying instrument or to one or more options on the underlying instrument. Indexed securities may be more volatile than the underlying instrument itself, and present many of the same risks as investing in futures and options. Indexed securities are also subject to credit risks associated with the issuer of the security with respect to both principal and interest.

          Indexed securities may be publicly traded or may be two-party contracts (such two-party agreements are referred to hereafter collectively as structured notes). When the Fund purchases a structured note, it will make a payment of principal to the counterparty. Some structured notes have a guaranteed repayment of principal while others place a portion (or all) of the principal at risk. The Fund will purchase structured notes only from counterparties rated A or better by S&P, Moody’s or another nationally recognized statistical rating organization. The Adviser will monitor the liquidity of structured notes under the supervision of the Board. Notes determined to be illiquid will be aggregated with other illiquid securities and will be subject to the Fund’s limitations on illiquid securities.

OPTIONS

          The Fund may write, purchase or sell covered call or put options. An options transaction involves the writer of the option, upon receipt of a premium, giving the right to sell (call option) or buy (put option)

an underlying asset at an agreed upon exercise price. The holder of the option has the right to purchase (call option) or sell (put option) the underlying asset at the exercise price. If the option is not exercised or sold, it becomes worthless at its expiration date and the premium payment is lost to the option holder. As the writer of an option, the Fund keeps the premium whether or not the option is exercised. When the Fund sells a covered call option, which is a call option with respect to which the Fund owns the underlying assets, the Fund may lose the opportunity to realize appreciation in the market price of the underlying asset, or may have to hold the underlying asset, which might otherwise have been sold to protect against depreciation. A covered put option written by the Fund exposes it during the term of the option to a decline in the price of the underlying asset. A put option sold by the Fund is covered when, among other things, cash or short-term liquid securities are placed in a segregated account to fulfill the obligations undertaken. Covering a put option sold does not reduce the risk of loss.

          The Fund may invest in options which are either listed on a domestic securities exchange or traded on a recognized foreign exchange. In addition, the Fund may purchase or sell over-the-counter options for dealers or banks to hedge securities or currencies as approved by the Board. In general, exchange traded options are third party contracts with standardized prices and expiration dates. Over-the-counter options are two party contracts with price and terms negotiated by the buyer and seller, are generally considered illiquid, and will be subject to the limitation on investments in illiquid securities.

INVESTMENTS IN OTHER INVESTMENT COMPANIES

          The Fund may invest in securities issued by other investment companies, including open end and closed end funds and exchanged traded funds (“ETFs”), subject to the limitations under the 1940 Act. The Fund may invest in investment companies which are sponsored or advised by the Adviser and/or its affiliates (each, a “Van Eck Investment Company”). However, in no event will the Fund invest more than 5% of its net assets in any single Van Eck Investment Company.

          The Fund’s investment in another investment company may subject the Fund indirectly to the underlying risks of the investment company. The Fund also will bear its share of the underlying investment company’s fees and expenses, which are in addition to the Fund’s own fees and expenses. Shares of closed-end funds and ETFs may trade at prices that reflect a premium above or a discount below the investment company’s net asset value, which may be substantial in the case of closed-end funds. If investment company securities are purchased at a premium to net asset value, the premium may not exist when those securities are sold and the Fund could incur a loss.

PREFERRED STOCK

          The may invest in preferred stock. Preferred stock represents an equity interest in a company that generally entitles the holder to receive, in preference to the holders of other stocks such as common stocks, dividends and a fixed share of the proceeds resulting from a liquidation of the company. Some preferred stocks also entitle their holders to receive additional liquidation proceeds on the same basis as holders of a company’s common stock, and thus also represent an ownership interest in that company.

          Preferred stocks may pay fixed or adjustable rates of return. Preferred stock is subject to issuer-specific and market risks applicable generally to equity securities. In addition, a company’s preferred stock generally pays dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, the value of preferred stock will usually react more strongly than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. Preferred stock of smaller companies may be more vulnerable to adverse developments than preferred stock of larger companies.

REPURCHASE AND REVERSE REPURCHASE AGREEMENTS

          The Fund may enter into repurchase and reverse repurchase agreements. It is the current policy of the Fund not to invest in repurchase or reverse repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by the Fund, amounts to more than 15% of its net assets.

          Repurchase agreements, which may be viewed as a type of secured lending by the Fund, typically involve the acquisition by the Fund of debt securities from a selling financial institution such as a bank, savings and loan association or broker-dealer. The agreement provides that the Fund will sell back to the institution, and that the institution will repurchase, the underlying security serving as collateral at a specified price and at a fixed time in the future, usually not more than seven days from the date of purchase. The collateral will be marked-to-market daily to determine that the value of the collateral, as specified in the agreement, does not decrease below the purchase price plus accrued interest. If such decrease occurs, additional collateral will be requested and, when received, added to the account to maintain full collateralization. The Fund will accrue interest from the institution until the time when the repurchase is to occur. While repurchase agreements involve certain risks not associated with direct investments in debt securities, the Fund will only enter into a repurchase agreement where (i) the underlying securities are of the type which the Fund’s investment policies would allow it to purchase directly, (ii) the market value of the underlying security, including accrued interest, will be at all times be equal to or exceed the value of the repurchase agreement, and (iii) payment for the underlying securities is made only upon physical delivery or evidence of book-entry transfer to the account of the custodian or a bank acting as agent.

          The Fund may also enter into reverse repurchase agreements. Reverse repurchase agreements involve sales by the Fund of portfolio assets concurrently with an agreement by the Fund to repurchase the same assets at a later date at a fixed price. Generally, the effect of such a transaction is that the Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while the Fund will be able to keep the interest income associated with those portfolio securities. Such transactions are advantageous only if the interest cost to the Fund of the reverse repurchase transaction is less than the cost of obtaining the cash otherwise. Opportunities to achieve this advantage may not always be available, and the Fund intends to use the reverse repurchase technique only when it will be advantageous to the Fund.

RULE 144A AND SECTION 4(2) SECURITIES

          The Fund may invest in securities which are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, or which are otherwise not readily marketable.

          Rule 144A under the Securities Act of 1933 allows a broader institutional trading market for securities otherwise subject to restriction on resale to the general public. Rule 144A establishes a “safe harbor” from the registration requirements of the Securities Act of 1933 of resale of certain securities to qualified institutional buyers.

          The Adviser will monitor the liquidity of restricted securities in the Fund’s holdings under the supervision of the Board. In reaching liquidity decisions, the Adviser will consider, among other things, the following factors: (1) the frequency of trades and quotes for the security; (2) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanisms of the transfer).

          In addition, commercial paper may be issued in reliance on the “private placement” exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Such commercial paper is restricted as to disposition under the federal securities laws and, therefore, any resale of such securities must be effected in a transaction exempt from registration under the Securities Act of 1933. Such commercial paper is normally resold to other investors through or with the assistance of the issuer or investment dealers who make a market in such securities, thus providing liquidity.

          Securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 and commercial paper issued in reliance on the Section 4(2) exemption under the 1940 Act may be determined to be liquid in accordance with guidelines established by the Board for purposes of complying with investment restrictions applicable to investments by the Fund in illiquid securities. To the extent such securities are determined to be illiquid, they will be aggregated with other illiquid investments for purposes of the limitation on illiquid investments.

SECURITIES LENDING

          The Fund may lend securities to parties such as broker-dealers or other institutions. Securities lending allows the Fund to retain ownership of the securities loaned and, at the same time, earn additional income. The borrower provides the Fund with collateral in an amount at least equal to the value of the securities loaned. The Fund maintains the ability to obtain the right to vote or consent on proxy proposals involving material events affecting securities loaned. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. These delays and costs could be greater for foreign securities. If the Fund is not able to recover the securities loaned, the Fund may sell the collateral and purchase a replacement investment in the market. The value of the collateral could decrease below the value of the replacement investment by the time the replacement investment is purchased. Cash received as collateral through loan transactions will generally be invested in shares of a money market fund. Investing this cash subjects that investment, as well as the securities loaned, to market appreciation or depreciation

SUBSIDIARY

          Investments in the Subsidiary are expected to provide the Fund with exposure to the commodity markets within the limitations of Subchapter M of the Internal Revenue Code and recent IRS revenue rulings, as discussed below under “Taxation.” The Subsidiary is a company organized under the laws of the Cayman Islands, and is overseen by its own board of directors. The Fund is the sole shareholder of the Subsidiary, and it is not currently expected that shares of the Subsidiary will be sold or offered to other investors. It is expected that the Subsidiary will invest primarily in commodity-linked derivative instruments, including swap agreements, futures and options on futures. To the extent that the Fund invests in the Subsidiary, the Fund may be subject to the risks associated with those derivative instruments and other securities.

          While the Subsidiary may be considered similar to investment companies, it is not registered under the 1940 Act and, unless otherwise noted in the applicable Prospectus and this SAI, is not subject to all of the investor protections of the 1940 Act and other U.S. regulations. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in the applicable Prospectus and this SAI and could negatively affect the Fund and its shareholders.

SWAPS

          The Fund may enter into swap agreements. A swap is a derivative in the form of an agreement to exchange the return generated by one instrument for the return generated by another instrument. The payment streams are calculated by reference to a specified index and agreed upon notional amount. The term “specified index” includes currencies, fixed interest rates, prices, total return on interest rate indices, fixed income indices, stock indices and commodity indices (as well as amounts derived from arithmetic operations on these indices). For example, the Fund may agree to swap the return generated by a fixed income index for the return generated by a second fixed income index. The currency swaps in which the Fund may enter will generally involve an agreement to pay interest streams in one currency based on a specified index in exchange for receiving interest streams denominated in another currency. Such swaps may involve initial and final exchanges that correspond to the agreed upon notional amount. The swaps in which the Fund may engage also include rate caps, floors and collars under which one party pays a single or periodic fixed amount(s) (or premium), and the other party pays periodic amounts based on the movement of a specified index.

          Swaps do not involve the delivery of securities, other underlying assets, or principal. Accordingly, the risk of loss with respect to swaps is limited to the net amount of payments that the Fund is contractually obligated to make. If the other party to a swap defaults, the Fund’s risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive. Currency swaps usually involve the delivery of the entire principal value of one designated currency in exchange for the other designated currency. Therefore, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. If there is a default by the counterparty, the Fund may have contractual remedies pursuant to the agreements related to the transaction. The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary fund securities transactions. If the Adviser is incorrect in its forecasts of market values, interest rates, and currency exchange rates, the investment performance of the Fund would be less favorable than it would have been if this investment technique were not used. Also, if a counterparty’s creditworthiness declines, the value of the swap would likely decline.

TRACKING ERROR

          The Fund’s return may not match the return of the Long/Flat Index due to, among other factors, the Fund incurring operating expenses, and not being fully invested at all times as a result of cash inflows and cash reserves to meet redemptions.

U.S. GOVERNMENT AND RELATED OBLIGATIONS

          U.S. Government obligations include U.S. Treasury obligations and securities issued or guaranteed by various agencies of the U.S. Government or by various instrumentalities which have been established or sponsored by the U.S. Government. U.S. Treasury obligations and securities issued or guaranteed by various agencies of the U.S. Government differ in their interest rates, maturities and time of issuance, as well as with respect to whether they are guaranteed by the U.S. Government. U.S. Government and related obligations may be structured as fixed-, variable- or floating-rate obligations.

          While U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government, securities issued or guaranteed by federal agencies and U.S. Government-sponsored instrumentalities may or may not be backed by the full faith and credit of the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency or instrumentality and, as a result, may be subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. Obligations of U.S. Government agencies, authorities, instrumentalities and sponsored enterprises historically have involved limited risk of loss of principal if held to maturity. However, no assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.

WHEN, AS AND IF ISSUED SECURITIES

          The Fund may purchase securities on a “when, as and if issued” basis, under which the issuance of the security depends upon the occurrence of a subsequent event, such as approval of a merger, corporate reorganization or debt restructuring. The commitment for the purchase of any such security will not be recognized by the Fund until the Adviser determines that issuance of the security is probable. At that time, the Fund will record the transaction and, in determining its net asset value, will reflect the value of the security daily. At that time, the Fund will also earmark or establish a segregated account on the Fund’s books in which it will maintain cash, cash equivalents or other liquid portfolio securities equal in value to recognized commitments for such securities. The value of the Fund’s commitments to purchase the securities of any one issuer, together with the value of all securities of such issuer owned by the Fund, may not exceed 5% (2% in the case of warrants which are not listed on an exchange) of the value of the Fund’s total assets at the time the initial commitment to purchase such securities is made. An increase in the percentage of the Fund assets committed to the purchase of securities on a “when, as and if issued” basis may increase the volatility of its net asset value. The Fund may also sell securities on a “when, as and if issued” basis provided that the issuance of the security will result automatically from the exchange or conversion of a security owned by the Fund at the time of sale.

ADDITIONAL INFORMATION ABOUT THE LONG/FLAT INDEX

          The following is a more complete description of the Morningstar Long/Flat Commodity Index (the ‘Long/Flat Index”), including, without limitation, information about the composition, weighting and method of calculation.

Morningstar Commodity Index Family
The Morningstar Commodity Index family consists of five indexes that employ different strategic combinations of long futures, short futures, and cash (referred to as flat positions) (the “Morningstar Commodity Composite Indexes”), each comprised of four sector indexes (the “Commodity Sector Indexes”) reflecting different weightings and rules of construction. Each Commodity Sector Index employs long futures in agriculture, energy, livestock or metals. The index family is based on a transparent, rules-based methodology that is designed to serve investors seeking a passive approach to commodities and support investment product creation. The Morningstar Long/Short Commodity Index (the “Long/Short Index”), the primary index in the index family, and the Morningstar Long/Flat Commodity Index (the “Long/Flat Index”) are two of the five Morningstar Commodity Composite Indexes.

Momentum Rule
For each commodity, Morningstar calculates a “linked” price series that incorporates both price changes and roll yield. At each monthly rebalancing, if the linked price exceeds its 12-month moving average, Morningstar takes the long side in the subsequent month. Conversely, if the linked price is below its 12-month moving average, Morningstar takes the short side. An exception is made for commodities in the energy sector. If the signal for a commodity in the energy sector is short, the weight of that commodity is moved to cash; that is, Morningstar takes a flat position. Energy is unique in that its price is extremely sensitive to geopolitical events and not necessarily driven purely by demand-supply imbalances.

Long/Short Index
The Long/Short Index is a fully collateralized commodity futures index that uses the Momentum Rule (described above) to determine if each commodity is held long, short, or flat. The Long/Short Index codifies research on price momentum and futures curves in commodity markets, adding short positions to a passive approach.

Long/Flat Index
The Long/Flat Index is a fully collateralized commodity futures index that is derived from the positions of the Long/Short Index. The Long/Flat Index takes the same long and flat positions as the Long/Short Index and replaces the short positions with flat positions. Whether a position will be long or flat is determined by the “linked” price of each commodity (described above). For example, if at a monthly rebalancing, the linked price for a commodity exceeds its 12-month moving average, the Long/Flat Index takes the long side in the subsequent month. Conversely, if the linked price for a commodity is below its 12-month moving average, the Long/Flat Index takes a flat position, which means that the weight of that commodity is moved into cash. As of April 30, 2010, the sector weightings of the Long/Flat Index were Agriculture (34.33%), Energy (42.84%), Livestock (7.59%) and Metals (15.24%).

Morningstar Commodity Indexes Construction

Index Eligibility
To be considered for inclusion in the Morningstar Commodity Index family, a commodity should have futures contracts traded on one of the U.S. exchanges and rank in the top 95% by the 12-month average of total dollar value of open interest.

Constituent Weighting

The weight of each commodity in each of the Morningstar Commodity Composite Indexes is the product of two factors: magnitude and the direction of the momentum signal. Morningstar initially sets the magnitude based on the 12-month average of the dollar value of open interest of each commodity. Morningstar then caps the top magnitude at 10% redistributing any overage to the magnitudes of the remaining commodities. Morningstar chooses this capped open-interest weighting system in order to reflect the importance of each commodity in a global economy and keep the indexes diversified across commodities.

Reconstitution and Rebalancing

The Morningstar Commodity Composite Indexes are reconstituted/rebalanced annually-the index membership and weights are reset-effective on the third Friday of December of each year. The direction of each position in the Morningstar Commodity Composite Indexes is determined monthly-effective on the third Friday of the month.

Roll Methodology
Morningstar implements all contract rolls on the third Friday of each month to coincide with portfolio reconstitution and rebalancing and the rolling of the Treasury bills used for collateral. To make sure that Morningstar rolls each contract before becoming committed to receive physical delivery, Morningstar selects its contracts so that the delivery month is at least two months away.

Index Returns Calculations
Index returns are available in two different formats:

•	The Excess Return Index reflects the returns associated with price changes and roll yield of the underlying futures contracts.

•	The Total Return Index represents excess returns plus interest earned on collateral as measured by the Morningstar Treasury Bill Index.

FUNDAMENTAL INVESTMENT RESTRICTIONS

          The following investment restrictions are in addition to those described in the Prospectus. These investment restrictions are “fundamental” and may be changed with respect to the Fund only with the approval of the holders of a majority of the Fund’s “outstanding voting securities” as defined in the 1940 Act. As to any of the following investment restrictions, if a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage resulting from a change in value of portfolio securities or amount of net assets will not be considered a violation of the investment restriction. In the case of borrowing, however, the Fund will promptly take action to reduce the amount of the Fund’s borrowings outstanding if, because of changes in the net asset value of the Fund due to market action, the amount of such borrowings exceeds one-third of the value of the Fund’s net assets. The fundamental investment restrictions are as follows:

The Fund may not:

1.	Borrow money, except as permitted under the 1940 Act, as amended and as interpreted or modified by regulation from time to time.

2.

Engage in the business of underwriting securities issued by others, except to the extent that the Fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities or in connection with its investments in other investment companies.

3.

Make loans, except that the Fund may (i) lend portfolio securities, (ii) enter into repurchase agreements, (iii) purchase all or a portion of an issue of debt securities, bank loan participation interests, bank certificates of deposit, bankers’ acceptances, debentures or other securities, whether or not the purchase is made upon the original issuance of the securities, and (iv) participate in an interfund lending program with other registered investment companies.

4.	Issue senior securities, except as permitted under the 1940 Act, as amended and as interpreted or modified by regulation from time to time.

5.

Purchase or sell real estate, except that the Fund may (i) invest in securities of issuers that invest in real estate or interests therein, (ii) invest in mortgage-related securities and other securities that are secured by real estate or interests therein, and (iii) hold and sell real estate acquired by the Fund as a result of the ownership of securities.

6.

Purchase or sell commodities, unless acquired as a result of owning securities or other instruments, but it may purchase, sell or enter into financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments and may invest in securities or other instruments backed by commodities.

7.

Purchase any security if, as a result of that purchase, 25% or more of its total assets would be invested in securities of issuers having their principal business activities in the same industry; except that, to the extent the benchmark for the Fund is concentrated in a particular industry, the Fund will necessarily be concentrated in that industry. This limit does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities.

PORTFOLIO HOLDINGS DISCLOSURE

          The Fund has adopted policies and procedures governing the disclosure of information regarding the Fund’s portfolio holdings. They are reasonably designed to prevent selective disclosure of the Fund’s portfolio holdings to third parties, other than disclosures that are consistent with the best interests of the Fund’s shareholders. The Board is responsible for overseeing the implementation of these policies and procedures, and will review them annually to ensure their adequacy.

          These policies and procedures apply to employees of the Fund’s Adviser, administrator, principal underwriter, and all other service providers to the Fund that, in the ordinary course of their activities, come into possession of information about the Fund’s portfolio holdings. These policies and procedures are made available to each service provider.

          The following outlines the policies and procedures adopted by the Fund regarding the disclosure of portfolio related information:

          Generally, it is the policy of the Fund that no current or potential investor (or their representative), including any Fund shareholder (collectively, “Investors”), shall be provided information about the Fund’s portfolio on a preferential basis in advance of the provision of that same information to other investors.

          Disclosure to Investors: Limited portfolio holdings information for the Fund is available to all investors on the Van Eck website at vaneck.com. Information regarding the Fund’s top holdings and country and sector weightings, updated as of each month-end, is located on this website. Generally, this information is posted to the website within 30 days of the end of the applicable month. This information generally remains available on the website until new information is posted. The Fund reserves the right to exclude any portion of these portfolio holdings from publication when deemed in the best interest of the Fund, and to discontinue the posting of portfolio holdings information at any time, without prior notice.

          Best Interest of the Fund: Information regarding the Fund’s specific security holdings, sector weightings, geographic distribution, issuer allocations and related information (“Portfolio-Related Information”), shall be disclosed to the public only (i) as required by applicable laws, rules or regulations, (ii) pursuant to the Fund’s Portfolio-Related Information disclosure policies and procedures, or (iii) otherwise when the disclosure of such information is determined by the Trust’s officers to be in the best interest of Fund shareholders.

          Conflicts of Interest: Should a conflict of interest arise between the Fund and any of the Fund’s service providers regarding the possible disclosure of Portfolio-Related Information, the Trust’s officers shall resolve any conflict of interest in favor of the Fund’s interest. In the event that an officer of the Fund is unable to resolve such a conflict of interest, the matter shall be referred to the Trust’s Audit Committee for resolution.

          Equality of Dissemination: Shareholders of the Fund shall be treated alike in terms of access to the Fund’s portfolio holdings. With the exception of certain selective disclosures, noted in the paragraph below, Portfolio-Related Information, with respect to the Fund, shall not be disclosed to any Investor prior to the time the same information is disclosed publicly (e.g., posted on the Fund’s website). Accordingly, all Investors will have equal access to such information.

          Selective Disclosure of Portfolio-Related Information in Certain Circumstances: In some instances, it may be appropriate for the Fund to selectively disclose the Fund’s Portfolio-Related Information (e.g., for due diligence purposes, disclosure to a newly hired adviser or sub-adviser, or disclosure to a rating agency) prior to public dissemination of such information.

          Conditional Use of Selectively-Disclosed Portfolio-Related Information: To the extent practicable, each of the Trust’s officers shall condition the receipt of Portfolio-Related Information upon the receiving party’s written agreement to both keep such information confidential and not to trade Fund shares based on this information.

          Compensation: No person, including officers of the Fund or employees of other service providers or their affiliates, shall receive any compensation in connection with the disclosure of Portfolio-Related Information. Notwithstanding the foregoing, the Fund reserves the right to charge a nominal processing fee, payable to the Fund, to non-shareholders requesting Portfolio Related Information. This fee is designed to offset the Fund’s costs in disseminating such information.

          Source of Portfolio Related Information: All Portfolio-Related Information shall be based on information provided by the Fund’s administrator(s)/accounting agent.

          The Fund may provide non-public portfolio holdings information to third parties in the normal course of their performance of services to the Fund, including to the Fund’s auditors; custodian; financial printers; counsel to the Fund or counsel to the Fund’s independent trustees; regulatory authorities; and securities exchanges and other listing organizations. In addition, the Fund may provide non-public portfolio holdings information to data providers, fund ranking/rating services, and fair valuation services. The entities to which the Fund voluntarily discloses portfolio holdings information are required, either by explicit agreement or by virtue of their respective duties to the Fund, to maintain the confidentiality of the information disclosed. Generally, information that is provided to these parties, in the ordinary course of business, is provided on a quarterly basis, with at least a 30 day lag period.

          There can be no assurance that the Fund’s policies and procedures regarding selective disclosure of the Fund’s portfolio holdings will protect the Fund from potential misuse of that information by individuals or entities to which it is disclosed.

          The Board shall be responsible for overseeing the implementation of these policies and procedures. These policies and procedures shall be reviewed by the Board on an annual basis for their continuing appropriateness.

          Additionally, the Fund shall maintain and preserve permanently in an easily accessible place a written copy of these policies and procedures. The Fund shall also maintain and preserve, for a period not less than six years (the first two years in an easily accessible place), all Portfolio-Related Information disclosed to the public.

          Currently, there are no agreements in effect where non-public information is disclosed or provided to a third party. Should the Fund or Adviser establish such an agreement with another party, the agreement shall bind the party to confidentiality requirements and the duty not to trade on non-public information.

INVESTMENT ADVISORY SERVICES

          The following information supplements and should be read in conjunction with the section in the Prospectus entitled “How the Fund is Managed – Management of the Fund.”

          Van Eck Associates Corporation, the Adviser, acts as investment manager to the Trust and, subject to the supervision of the Board, is responsible for the day-to-day investment management of the Fund. The Adviser is a private company with headquarters in New York and manages other mutual funds, ETFs, private investment funds and separate accounts.

          The Adviser serves as investment adviser to the Fund pursuant to the Advisory Agreement between the Trust and the Adviser. The advisory fee is computed daily and paid monthly to the Adviser by the Fund at an annual rate of 0.75% of average daily net assets. Under the Advisory Agreement, the Adviser, subject to the supervision of the Board and in conformity with the stated investment policies of the Fund, manages the investment of the Fund’s assets. The Adviser is responsible for placing purchase and sale orders and providing continuous supervision of the investment portfolio of the Fund.

          [In addition to investment advisory services, the Adviser also performs accounting and administrative services for the Fund pursuant to a written agreement. For these accounting and administrative services a fee is calculated daily and paid monthly to the Adviser by the Fund at an annual rate of [__]% of average daily net assets.

          Pursuant to the Advisory Agreement, the Trust has agreed to indemnify the Adviser for certain liabilities, including certain liabilities arising under the federal securities laws, unless such loss or liability results from willful misfeasance, bad faith or gross negligence in the performance of its duties or the reckless disregard of its obligations and duties.

          The Fund has not commenced operations. Accordingly, no management fees have been paid to the Adviser for the past fiscal year. In addition, the Adviser assumed no expenses for the same period.]

THE DISTRIBUTOR

          Shares of the Fund are offered on a continuous basis and are distributed through Van Eck Securities Corporation, the Distributor, 335 Madison Avenue, New York, New York, a wholly owned subsidiary of the Adviser. The Trustees of the Trust have approved a Distribution Agreement appointing the Distributor as distributor of shares of the Fund. The Trust has authorized one or more intermediaries (who are authorized to designate other intermediaries) to accept purchase and redemption orders on the Trust’s behalf. The Trust will be deemed to have received a purchase or redemption order when the authorized broker or its designee accepts the order. Orders will be priced at the net asset value next computed after they are accepted by the authorized broker or its designee.

          The Distribution Agreement provides that the Distributor will pay all fees and expenses in connection with printing and distributing prospectuses and reports for use in offering and selling shares of the Fund and preparing, printing and distributing advertising or promotional materials. The Fund will pay all fees and expenses in connection with registering and qualifying their shares under federal and state securities laws. The Distribution Agreement is reviewed and approved annually by the Board.

PLAN OF DISTRIBUTION (12B-1 PLAN)

          The Fund (Class A) has adopted a Plan pursuant to Rule 12b-1 (a “Plan”) which provides for the compensation of brokers and dealers who sell shares of the Fund or provide servicing. The Plan is a compensation-type plan with a carry-forward provision, which provide that the Distributor recoup distribution expenses in the event the Plan is terminated. Pursuant to the Plan, the Distributor provides the Fund at least quarterly with a written report of the amounts expended under the Plan and the purpose for which such expenditures were made. The Trustees review such reports on a quarterly basis.

          The Plan is reapproved annually for the Fund, by the Trustees of the Trust, including a majority of the Trustees who are not “interested persons” of the Fund and who have no direct or indirect financial interest in the operation of the Plan.

          The Plan shall continue in effect as to the Fund, provided such continuance is approved annually by a vote of the Trustees in accordance with the 1940 Act. The Plan may not be amended to increase materially the amount to be spent for the services described therein without approval of the shareholders of the Fund, and all material amendments to the Plan must also be approved by the Trustees in the manner described above. The Plan may be terminated at any time, without payment of any penalty, by vote of a majority of the Trustees who are not “interested persons” of the Fund and who have no direct or indirect financial interest in the operation of the Plan, or by a vote of a majority of the outstanding voting securities of the Fund (as defined in the Act) on written notice to any other party to the Plan. The Plan will automatically terminate in the event of its assignment (as defined in the 1940 Act). So long as the Plan is in effect, the election and nomination of Trustees who are not “interested persons” of the Trust shall be committed to the discretion of the Trustees who are not “interested persons.” The Trustees have determined that, in their judgment, there is a reasonable likelihood that the Plan will benefit the Fund and their shareholders. The Fund will preserve copies of the Plan and any agreement or report made pursuant to Rule 12b-1 under the Act, for a period of not less than six years from the date of the Plan or such agreement or report, the first two years in an easily accessible place. For additional information regarding the Plan, see the Prospectus.

          The Fund has not commenced operations. Accordingly, as of the date of this SAI no distribution expenses have been paid pursuant to the Plan.

ADMINISTRATIVE AND PROCESSING SUPPORT PAYMENTS

          The Fund may make payments (either directly or as reimbursement to the Distributor or an affiliate of the Distributor for payments made by the Distributor) to financial intermediaries (such as brokers or third party administrators) for providing the types of services that would typically be provided by the Fund’s transfer agent, including sub-accounting, sub-transfer agency or similar recordkeeping services, shareholder reporting, shareholder transaction processing, and/or the provision of call center support. These payments will be in lieu of, and may differ from, amounts paid to the Fund’s transfer agent for providing similar services to other accounts. These payments may be in addition to any amounts the intermediary may receive as compensation for distribution or shareholder servicing pursuant to the Plan or as part of any revenue sharing or similar arrangement with the Distributor or its affiliates, as described elsewhere in the Prospectus.

PORTFOLIO MANAGERS

          The Adviser’s portfolio managers are paid a fixed base salary and a bonus. The bonus is based upon the quality of investment analysis and management of the funds for which they serve as portfolio manager. Portfolio managers who oversee accounts with significantly different fee structures are generally compensated by discretionary bonus rather than a set formula to help reduce potential conflicts of interest. At times, the Adviser and affiliates manage accounts with incentive fees.

          The Adviser’s portfolio managers may serve as portfolio managers to other clients. Such “Other Clients” may have investment objectives or may implement investment strategies similar to those of the Fund. When the portfolio managers implement investment strategies for Other Clients that are similar or directly contrary to the positions taken by the Fund, the prices of the Fund’s securities may be negatively affected. The compensation that the Fund’s portfolio manager receives for managing other client accounts may be higher than the compensation the portfolio manager receives for managing the Fund. The portfolio manager does not believe that his activities materially disadvantage the Fund. The Adviser has implemented procedures to monitor trading across funds and its Other Clients.

PORTFOLIO MANAGER SHARE OWNERSHIP

          The Fund’s Portfolio Manager does not own any Shares of the Fund as the Fund has not commenced operations.

OTHER ACCOUNTS MANAGED BY THE PORTFOLIO MANAGER

          Below is a table of the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category, as of October 31, 2010.

Name of Portfolio Manager		Other Accounts Managed (As of October 31, 2010)		Accounts with respect to which the advisory fee is based on the performance of the account
	Category of Account	Number of Accounts	Total Assets in Accounts	Number of Accounts	Total Assets in Accounts
Michael Mazier	Registered investment companies	8	$821,759,069	0	0
	Other pooled investment vehicles	0	0	0	0
	Other accounts	0	0	0	0

PORTFOLIO TRANSACTIONS AND BROKERAGE

          When selecting brokers and dealers to handle the purchase and sale of portfolio securities, the Adviser looks for prompt execution of the order at a favorable price. Generally, the Adviser works with recognized dealers in these securities, except when a better price and execution of the order can be obtained elsewhere. The Fund will not deal with affiliates in principal transactions unless permitted by exemptive order or applicable rule or regulation. The Adviser owes a duty to its clients to provide best execution on trades effected.

          The Adviser assumes general supervision over placing orders on behalf of the Trust for the purchase or sale of portfolio securities. If purchases or sales of portfolio securities of the Trust and one or more other investment companies or clients supervised by the Adviser are considered at or about the same time, transactions in such securities are allocated among the several investment companies and clients in a manner deemed equitable to all by the Adviser. In some cases, this procedure could have a detrimental effect on the price or volume of the security so far as the Trust is concerned. However, in other cases, it is possible that the ability to participate in volume transactions and to negotiate lower brokerage commissions will be beneficial to the Trust. The primary consideration is best execution.

          The portfolio managers may deem it appropriate for one fund or account they manage to sell a security while another fund or account they manage is purchasing the same security. Under such circumstances, the portfolio managers may arrange to have the purchase and sale transactions effected directly between the funds and/or accounts (“cross transactions”). Cross transactions will be effected in accordance with procedures adopted pursuant to Rule 17a-7 under the 1940 Act.

          Portfolio turnover may vary from year to year, as well as within a year. High turnover rates are likely to result in comparatively greater brokerage expenses. The overall reasonableness of brokerage commissions is evaluated by the Adviser based upon its knowledge of available information as to the general level of commissions paid by other institutional investors for comparable services.

          The Adviser may cause the Fund to pay a broker-dealer who furnishes brokerage and/or research services, a commission that is in excess of the commission another broker-dealer would have received for executing the transaction, if it is determined that such commission is reasonable in relation to the value of the brokerage and/or research services as defined in Section 28(e) of the Securities Exchange Act of 1934, as amended, which have been provided. Such research services may include, among other things, analyses and reports concerning issuers, industries, securities, economic factors and trends and portfolio strategy. Any such research and other information provided by brokers to the Adviser is considered to be in addition to and not in lieu of services required to be performed by the Adviser under its Advisory Agreement with the Trust. The research services provided by broker-dealers can be useful to the Adviser in serving its other clients or clients of the Adviser’s affiliates. The Trustees periodically review the Adviser’s performance of its responsibilities in connection with the placement of portfolio transactions on behalf of the Fund. The Trustees also review the commissions paid by the Fund over representative periods of time to determine if they are reasonable in relation to the benefits to the Fund.

          The Adviser does not consider sales of shares of the Fund as a factor in the selection of broker-dealers to execute portfolio transactions for the Fund. The Adviser has implemented policies and procedures pursuant to Rule 12b-1(h) that are reasonably designed to prevent the consideration of the sales of fund shares when selecting broker-dealers to execute trades.

          Due to the potentially high rate of turnover, the Fund may pay a greater amount in brokerage commissions than a similar size fund with a lower turnover rate. The portfolio turnover rates of the Fund may vary greatly from year to year. In addition, since the Fund may have a high rate of portfolio turnover, the Fund may realize an increase in the rate of capital gains or losses. See “Taxes” in the Prospectus and the SAI.

TRUSTEES AND OFFICERS

          LEADERSHIP STRUCTURE AND THE BOARD

          The Board has general oversight responsibility with respect to the operation of the Trust and the Fund. The Board has engaged the Adviser to manage the Fund and is responsible for overseeing the Adviser and other service providers to the Trust and the Fund in accordance with the provisions of the 1940 Act and other applicable laws. The Board is currently composed of six (6) Trustees, each of whom is an Independent Trustee. In addition to five (5) regularly scheduled meetings per year, the Independent Trustees meet regularly in executive sessions among themselves and with their counsel to consider a variety of matters affecting the Trust. These sessions generally occur prior to, or during, scheduled Board meetings and at such other times as the Independent Trustees may deem necessary. Each Trustee attended at least 75% of the total number of meetings of the Board in the year ending December 31, 2009. As discussed in further detail below, the Board has established two (2) standing committees to assist the Board in performing its oversight responsibilities.

          The Board has determined that the Board’s leadership structure is appropriate in light of the characteristics and circumstances of the Trust and each of the Funds in the Fund Complex, including factors such as the number of series or portfolios that comprise the Trust and the Fund Complex, the variety of asset classes those series reflect, the net assets of the Fund, the committee structure of the Trust, and the management, distribution and other service arrangements of the Fund. In connection with its determination, the Board considered that the Board is comprised of only Independent Trustees, and thus the Chairman of the Board and the Chairman of each Board committee is an Independent Trustee. In addition, to further align the Independent Trustees interests with those of Fund shareholders, the Board has, among other things, adopted a policy requiring each Independent Trustee to maintain a minimum direct or indirect investment in the Funds.

          The Chairman presides at all meetings of the Board and participates in the preparation of the agenda for such meetings. He also serves as a liaison with management, service providers, officers, attorneys, and the other Independent Trustees generally between meetings. The Chairman may also perform other such functions as may be delegated by the Board from time to time. The Independent Trustees believe that the Chairman’s independence facilitates meaningful dialogue between the Adviser and the Independent Trustees. Except for any duties specified herein or pursuant to the Trust’s charter document, the designation of Chairman does not impose on such Independent Trustee any duties, obligations or liability that is greater than the duties, obligations or liability imposed on such person as a member of the Board, generally.

          The Independent Trustees regularly meet outside the presence of management and are advised by independent legal counsel. The Board has determined that its committees help ensure that the Trust has effective and independent governance and oversight. The Board also believes that its leadership structure facilitates the orderly and efficient flow of information to the Independent Trustees from management of the Trust, including the Adviser.

          RISK OVERSIGHT

          The Fund and the Trust are subject to a number of risks, including investment, compliance, operational, and valuation risks. Day-to-day risk management functions are within the responsibilities of the Adviser, the Distributor and the other service providers (depending on the nature of the risk) that carry out the Fund’s investment management, distribution and business affairs. Each of the Adviser, the Distributor and the other service providers have their own, independent interests and responsibilities in risk management, and their policies and methods of carrying out risk management functions will depend, in part, on their individual priorities, resources and controls.

          Risk oversight forms part of the Board’s general oversight of the Fund and the Trust and is addressed as part of various activities of the Board and its Committees. As part of its regular oversight of the Fund and Trust, the Board, directly or through a Committee, meets with representatives of various service providers and reviews reports from, among others, the Adviser, the Distributor, the Chief Compliance Officer of the Fund, and the independent registered public accounting firm for the Fund regarding risks faced by the Fund and relevant risk management functions. The Board, with the assistance of management, reviews investment policies and risks in connection with its review of the Fund’s performance. The Board has appointed a Chief Compliance Officer for the Fund who oversees the implementation and testing of the Fund’s compliance program and reports to the Board regarding compliance matters for the Fund and its principal service providers. Material changes to the compliance program are reviewed by and approved by the Board. In addition, as part of the Board’s periodic review of the Fund’s advisory, distribution and other service provider agreements, the Board may consider risk management aspects of their operations and the functions for which they are responsible, including the manner in which such service providers implement and administer their codes of ethics and related policies and procedures. For certain of its service providers, such as the Adviser and Distributor, the Board also reviews business continuity and disaster recovery plans. With respect to valuation, the Board approves and periodically reviews valuation policies and procedures applicable to valuing the Fund’s shares. The Adviser is responsible for the implementation and day-to-day administration of these valuation policies and procedures and provides reports periodically to the Board regarding these and related matters. In addition, the Board or the Audit Committee of the Board receives reports at least annually from the independent registered public accounting firm for the Fund regarding tests performed by such firm on the valuation of all securities. Reports received from the Adviser and the independent registered public accounting firm assist the Board in performing its oversight function of valuation activities and related risks.

          The Board recognizes that not all risks that may affect the Trust can be identified, that it may not be practical or cost-effective to eliminate or mitigate certain risks, that it may be necessary to bear certain risks to achieve the Trust’s goals, and that the processes, procedures and controls employed to address certain risks may be limited in their effectiveness. Moreover, reports received by the Trustees that may relate to risk management matters are typically summaries of the relevant information. As a result of the foregoing and other factors, the function of the Board with respect to risk management is one of oversight and not active involvement in, or coordination of, day-to-day-day risk management activities for the Trust. The Board may, at any time and in its discretion, change the manner in which it conducts its risk oversight role.

TRUSTEE INFORMATION

          The Trustees of the Trust, their address, position with the Trust, age and principal occupations during the past five years are set forth below.

TRUSTEE’S NAME, ADDRESS(1) AND AGE	POSITION(S) HELD WITH TRUST TERM OF OFFICE(2) AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS	NUMBER OF PORTFOLIOS IN TRUST COMPLEX(3) OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD OUTSIDE THE FUND COMPLEX(3) DURING THE PAST FIVE YEARS
INDEPENDENT TRUSTEES:
Jon Lukomnik 54 (A)(G)	Trustee since March 2006; Currently, Chairman of the Governance Committee	Managing Partner, Sinclair Capital LLC, 2008 to present; Program Director, IRRC Institute, 2008 to present.	10	Director, The Governance Fund, LLC; formerly Director of Sears Canada, Inc.
Jane DiRenzo Pigott 53 (A)(G)	Trustee since July 2007	Managing Director, R3 Group, LLC, 2002 to present.	10	Director and Chair of Audit Committee of 3E Company; formerly Director of MetLife Investment Funds, Inc.
Wayne H. Shaner 62 (A)(G)	Trustee since March 2006	Managing Partner, Rockledge Partners LLC, 2003 to present; Public Member of the Investment Committee, Maryland State Retirement System since 1991.	10	Director, The Torray Funds, since 1993 (Chairman of the Board since December 2005).
R. Alastair Short 56 (A)(G)	Trustee since June 2004; Currently, Vice Chairman of the Board and Chairman of the Audit Committee	President, Apex Capital Corporation (personal investment vehicle), Jan. 1988 to present; Vice Chairman, W. P. Stewart & Co., Ltd. (asset management firm), September 2007 to September 2008; Managing Director, The GlenRock Group, LLC (private equity investment firm), May 2004 to September 2007.	45	Director, Kenyon Review; Director, The Medici Archive Project.
Richard D. Stamberger 50 (A)(G)	Trustee since 1995; Currently, Chairman of the Board	President and CEO, SmartBrief, Inc. (business media company), 1999 to present.	45	Director, SmartBrief, Inc.
Robert L. Stelzl 64 (A)(G)	Trustee since July 2007	Trustee, Joslyn Family Trusts, 2003 to present; President, Rivas Capital (real estate property management services company), 2004 to present.	10	Director, Brookfield Properties, Inc.; Director and Chairman, Brookfield Homes, Inc.

(1)	The address for each Trustee and officer is 335 Madison Avenue, 19th Floor, New York, New York 10017.
(2)

Each Trustee serves until resignation, death, retirement or removal. The Board established a mandatory retirement policy applicable to all independent Trustees, which provides that Independent Trustees shall resign from the Board on December 31 of the year such Trustee reaches the age of 75.

(3)	The Fund Complex consists of Van Eck Funds, Van Eck VIP Trust and Market Vectors ETF Trust.
(A)	Member of the Audit Committee.
(G)	Member of the Governance Committee.

          Set forth below is additional information relating to the professional experience, attributes and skills of each Trustee relevant to such individual’s qualifications to serve as a Trustee:

Jon Lukomnik has extensive business and financial experience, particularly in the investment management industry. He currently serves as Managing Partner of Sinclair Capital LLC, a consulting firm to the investment management industry and is Program Director for IRRC Institute, a not-for-profit organization that funds research on corporate responsibility and investing.

Jane DiRenzo Pigott has extensive business and financial experience and serves as Managing Director of R3 Group, LLC, a firm specializing in providing leadership, change and diversity/inclusion consulting services. Ms. Pigott has prior experience as an independent trustee of other mutual funds and previously served as chair of the global Environmental Law practice group at Winston & Strawn LLP.

Wayne Shaner has extensive business and financial experience, particularly in the investment management industry. He currently serves as the Managing Partner of Rockledge Partners LLC, a registered investment adviser and as a Public Member of the Investment Committee of the Maryland State Retirement System. Mr. Shaner also has experience as an independent trustee of another mutual fund.

Alastair Short has extensive business and financial experience, particularly in the investment management industry. He has served as a president, board member or executive officer of various businesses, including asset management and private equity investment firms. Mr. Short also serves as an independent director of an offshore investment company.

Richard Stamberger has extensive business and financial experience and serves as the president, chief executive officer and board member of SmartBrief Inc., a media company. Mr. Stamberger has experience as a member of the board of directors of numerous not-for-profit organizations and has more than 15 years of experience as a member of the Board of the Trust.

Robert Stelzl has extensive business and financial experience, particularly in the investment management and real estate industries. He currently serves as a court-appointed trustee for a number of family trusts for which he provides investment management services.

          The forgoing information regarding the experience, qualifications, attributes and skills of Trustees is provided pursuant to requirements of the SEC, and does not constitute holding out of the Board or any Trustee as having any special expertise or experience, and shall not impose any greater responsibility or liability on any such person or on the Board by reason thereof.

          COMMITTEE STRUCTURE

          The Board has established a standing Audit Committee and a standing Governance Committee to assist the Board in the oversight and direction of the business and affairs of the Trust. Each Committee is comprised of all of the members of the Board, all of whom are Independent Trustees.

          Audit Committee. This Committee met three times during 2009. The duties of this Committee include meeting with representatives of the Trust’s independent registered public accounting firm to review fees, services, procedures, conclusions and recommendations of independent registered public accounting firms and to discuss the Trust’s system of internal controls. Thereafter, the Committee reports to the Board the Committee’s findings and recommendations concerning internal accounting matters as well as its recommendation for retention or dismissal of the auditing firm. Mr. Short has served as the Chairman of the Audit Committee since January 1, 2006. Except for any duties specified herein or pursuant to the Trust’s charter document, the designation of Chairman of the Audit Committee does not impose on such Independent Trustee any duties, obligations or liability that is greater than the duties, obligations or liability imposed on such person as a member of the Board, generally.

          Governance Committee. This Committee met once during 2009. The duties of this Committee include consideration of recommendations on nominations for Trustees, review of the composition of the Board, and recommendations of meetings, compensation and similar matters. In addition, on an annual basis, the Governance Committee conducts an evaluation of the performance of the Board and its Committees, including the effectiveness of the Board’s Committee structure and the number of Funds on whose Board each Trustee serves. When considering potential nominees for election to the Board and to fill vacancies occurring on the Board, where shareholder approval is not required, and as part of the annual self-evaluation, the Governance Committee reviews the mix of skills and other relevant experiences of the Trustees. Currently, Mr. Jon Lukomnik serves as the Chairman of the Governance Committee.

          The Independent Trustees shall, when identifying candidates for the position of Independent Trustee, consider candidates recommended by a shareholder of the Fund if such recommendation provides sufficient background information concerning the candidate and evidence that the candidate is willing to serve as an Independent Trustee if selected, and is received in a sufficiently timely manner. Shareholders should address recommendations in writing to the attention of the Governance Committee, c/o the Secretary of the Trust. The Secretary shall retain copies of any shareholder recommendations which meet the foregoing requirements for a period of not more than 12 months following receipt. The Secretary shall have no obligation to acknowledge receipt of any shareholder recommendations.

OFFICER INFORMATION

          The executive officers of the Trust, their age and address, the positions they hold with the Trust, their term of office and length of time served and their principal business occupations during the past five years are shown below.

OFFICER’S NAME, ADDRESS (1) AND AGE	POSITION(S) HELD WITH TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED (2)	PRINCIPAL OCCUPATIONS DURING THE PAST FIVE YEARS
Russell G. Brennan, 45	Assistant Vice President and Assistant Treasurer	Since 2008

Assistant Vice President of the Adviser, Van Eck Associates Corporation (Since 2008); Manager (Portfolio Administration) of the Adviser (September 2005-October 2008); Vice President, Robeco Investment Management (July1990-September 2005); Officer of other investment companies advised by the Adviser.

Charles T. Cameron, 50	Vice President	Since 1996	Director of Trading (Since 1995) and Portfolio Manager (Since 1997) for the Adviser; Officer of other investment companies advised by the Adviser.
John Crimmins, 52	Treasurer	Since 2009

Vice President of Portfolio Administration of the Adviser (Since 2009); Vice President of Van Eck Securities Corporation (VESC) and Van Eck Absolute Return Advisers (VEARA) (Since 2009); Chief Financial, Operating and Compliance Officer, Kern Capital Management LLC (September 1997-February 2009); Officer of other investment companies advised by the Adviser.

Susan C. Lashley, 55	Vice President	Since 1998	Vice President of the Adviser and VESC; Officer of other investment companies advised by the Adviser.
Thomas K. Lynch, 53	Chief Compliance Officer	Since 2007

Chief Compliance Officer of the Adviser and VEARA (Since December 2006) and VESC (Since August 2008); Vice President of the Adviser, VEARA and VESC, Treasurer (April 2005-December 2006); Second Vice President of Investment Reporting, TIAA-CREF (January 1996-April 2005). Officer of other investment companies advised by the Adviser.

OFFICER’S NAME, ADDRESS (1) AND AGE	POSITION(S) HELD WITH TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED (2)	PRINCIPAL OCCUPATIONS DURING THE PAST FIVE YEARS
Laura I. Martínez, 30	Assistant Vice President and Assistant Secretary	Since 2008

Assistant Vice President, Associate General Counsel and Assistant Secretary of the Adviser, VESC and VEARA (Since 2008); Associate, Davis Polk & Wardwell (October 2005-June 2008); Stanford Law School (September 2002-June 2005); Officer of other investment companies advised by the Adviser.

Joseph J. McBrien, 61	Senior Vice President, Secretary and Chief Legal Officer	Since 2005

Senior Vice President, General Counsel and Assistant Secretary of the Adviser, VESC and VEARA (Since December 2005); Managing Director, Chatsworth Securities LLC (March 2001-November 2005); Officer of other investment companies advised by the Adviser.

Jonathan R. Simon, 35	Vice President and Assistant Secretary	Since 2006

Vice President, Associate General Counsel and Assistant Secretary of the Adviser, VESC and VEARA (Since 2006); Associate, Schulte Roth & Zabel (July 2004-July 2006); Officer of other investment companies advised by the Adviser.

Bruce J. Smith, 55	Senior Vice President and Chief Financial Officer	Since 1985	Senior Vice President, Chief Financial Officer, Treasurer and Controller of the Adviser, VESC and VEARA (Since 1997); Officer of other investment companies advised by the Adviser.
Jan F. van Eck, 46	Chief Executive Officer and President	Since 2005 (serves as Chief Executive Officer and President since 2010, prior thereto served as Executive Vice President)

Director, Executive Vice President and Owner of the Adviser; Director and Executive Vice President of VESC; Director and President of VEARA; Trustee, President and Chief Executive Officer of Market Vectors ETF Trust; Officer of other investment companies advised by the Adviser.

(1)	The address for each Executive Officer is 335 Madison Avenue, 19th Floor, New York, NY 10017.
(2)	Officers are elected yearly by the Trustees.

TRUSTEE SHARE OWNERSHIP

          For each Trustee, the dollar range of equity securities beneficially owned by the Trustee in the Fund and in all registered investment companies advised by the Adviser (“Family of Investment Companies”) that are overseen by the Trustee is shown below.

Name of Trustee	Dollar Range of Equity Securities in the Fund (As of December 31, 2009)	Aggregate Dollar Range of Equity Securities in all Registered Investment Companies Overseen By Trustee In Family of Investment Companies (As of December 31, 2009)*
Jon Lukomnik	None	Over $100,000
Jane DiRenzo Pigott	None	Over $100,000
Wayne Shaner	None	$1 - $10,000
R. Alastair Short	None	$10,001 - $50,000
Richard D. Stamberger	None	Over $100,000
Robert Stelzl	None	$50,001 - $100,000

* Includes shares which may be deemed to be beneficially owned through the Trustee Deferred Compensation Plan.

          As of October 31, 2010, all of the Trustees and Officers as a group owned less than 1% of shares outstanding of the Fund. As to each Independent Trustee and his/her immediate family members, no person owned beneficially or of record securities in an investment manager or principal underwriter of the Fund, or a person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with the investment manager or principal underwriter of the Fund.

2009 COMPENSATION TABLE

          The Trustees are paid for services rendered to the Trust and the Van Eck VIP Trust (the “Van Eck Trusts”), each a registered investment company managed by the Adviser, which are allocated to each series of the Van Eck Trusts based on their average daily net assets. Effective October 1, 2010, each Independent Trustee is paid an annual retainer of $50,000, a per meeting fee of $7,500 for scheduled quarterly meetings of the Board and each special meeting of the Board and a per meeting fee of $5,000 for telephonic meetings. The Van Eck Trusts pay the Chairman of the Board an annual retainer of $20,000, the Chairman of the Audit Committee an annual retainer of $10,000 and the Chairman of the Governance Committee an annual retainer of $10,000. Prior to October 1, 2010, each Independent Trustee was paid an annual retainer of $40,000, a per meeting fee of $5,000 for scheduled quarterly meetings of the Board and each special meeting of the Board and a per meeting fee of $2,500 for telephonic meetings. Also, prior to October 1, 2010, the Van Eck Trusts paid the Chairman of the Board an annual retainer of $15,000, the Chairman of the Audit Committee an annual retainer of $5,000 and the Chairman of the Governance Committee an annual retainer of $5,000. The Van Eck Trusts also reimburse each Trustee for travel and other out-of-pocket expenses incurred in attending such meetings. No pension or retirement benefits are accrued as part of Trustee compensation.

          The table below shows the compensation paid to the Trustees for the fiscal year ended December 31, 2009. Annual Trustee fees may be reviewed periodically and changed by the Trust’s Board.

Name of Trustee	Aggregate Compensation From the Van Eck Trusts	Deferred Compensation From the Van Eck Trusts	Pension or Retirement Benefits Accrued as Part of the Van Eck Trusts’ Expenses(2)	Estimated Annual Benefits Upon Retirement	Total Compensation From the Van Eck Trusts and the Fund Complex(1) Paid to Trustee(2)
Jon Lukomnik	$72,500	$36,250	N/A	N/A	$72,500
Jane DiRenzo Pigott	$67,500	$67,500	N/A	N/A	$67,500
Wayne Shaner	$67,500	$0	N/A	N/A	$67,500
R. Alastair Short	$72,500	$0	N/A	N/A	$162,500
Richard D. Stamberger	$82,500	$61,875	N/A	N/A	$170,000
Robert Stelzl	$67,500	$33,750	N/A	N/A	$67,500

(1)	The “Fund Complex” consists of Van Eck Funds, Van Eck VIP Trust and Market Vectors ETF Trust.
(2)	Because the Funds of the Fund Complex have different fiscal year ends, the amounts shown are presented on a calendar year basis.

PRINCIPAL SHAREHOLDERS

          As of the date of this SAI, the Fund had not yet commenced operations.

POTENTIAL CONFLICTS OF INTEREST

          The Adviser (and its principals, affiliates or employees) may serve as investment adviser to other client accounts and conduct investment activities for their own accounts. Such “Other Clients” may have investment objectives or may implement investment strategies similar to those of the Fund. When the Adviser implements investment strategies for Other Clients that are similar or directly contrary to the positions taken by the Fund, the prices of the Fund’s securities may be negatively affected. For example, when purchase or sales orders for the Fund are aggregated with those of other funds and/or Other Clients and allocated among them, the price that the Fund pays or receives may be more in the case of a purchase or less in a sale than if the Adviser served as adviser to only the Fund. When Other Clients are selling a security that the Fund owns, the price of that security may decline as a result of the sales. The compensation that the Adviser receives from other clients may be higher than the compensation paid by the Fund to the Adviser. The Adviser does not believe that its activities materially disadvantage the Fund. The Adviser has implemented procedures to monitor trading across funds and its Other Clients.

PROXY VOTING POLICIES AND PROCEDURES

          The Fund’s proxy voting record is available upon request and on the SEC’s website at http://www.sec.gov. The Trust is required to disclose annually the Fund’s complete proxy voting record on Form N-PX covering the period July 1 through June 30 and file it with the SEC no later than August 31. Form N-PX for the Fund is available through the Fund’s website, at vaneck.com, or by writing to 335 Madison Avenue, 19th Floor, New York, New York 10017. The Fund’s Form N-PX is also available on the SEC’s website at www.sec.gov.

CODE OF ETHICS

          The Fund, the Adviser and the Distributor have each adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act, designed to monitor personal securities transactions by their personnel (the “Personnel”). The Code of Ethics requires that all trading in securities that are being purchased or sold, or are being considered for purchase or sale, by the Fund must be approved in advance by the Head of Trading, the Director of Research and the Chief Compliance Officer of the Adviser. Approval will be granted if the security has not been purchased or sold or recommended for purchase or sale for the Fund on the day that the personnel of the Adviser requests pre-clearance, or otherwise if it is determined that the personal trading activity will not have a negative or appreciable impact on the price or market of the security, or is of such a nature that it does not present the dangers or potential for abuses that are likely to result in harm or detriment to the Fund. At the end of each calendar quarter, all Personnel must file a report of all transactions entered into during the quarter. These reports are reviewed by a senior officer of the Adviser.

          Generally, all Personnel must obtain approval prior to conducting any transaction in securities. Independent Trustees, however, are not required to obtain prior approval of personal securities transactions. A Personnel member may purchase securities in an IPO or private placement, provided that he or she obtains pre-clearance of the purchase and makes certain representations.

PURCHASE OF SHARES

          The Fund may invest in securities or futures contracts listed on foreign exchanges which trade on Saturdays or other customary United States national business holidays (i.e., days on which the Fund is not open for business). Consequently, since the Fund will compute its net asset values only Monday through Friday, exclusive of national business holidays, the net asset values of shares of the Fund may be significantly affected on days when an investor has no access to the Fund. The sale of shares will be suspended during any period when the determination of net asset value is suspended, and may be suspended by the Board whenever the Board judges it is in the Fund’s best interest to do so.

          Certificates for shares of the Fund will not be issued.

          The Fund may reject a purchase order for any reason, including an exchange purchase, either before or after the purchase.

          If you purchase shares through a financial intermediary, different purchase minimums may apply. Van Eck reserves the right to waive the investment minimums under certain circumstances.

          Van Eck reserves the right to allow a financial intermediary that has a Class I Agreement with Van Eck to purchase shares for its own omnibus account and for its clients’ accounts in Class I shares of a Fund on behalf of its eligible clients which are Employer-Sponsored Retirement Plans with plan assets of $3 million or more.

AVAILABILITY OF DISCOUNTS

          An investor or the Broker or Agent must notify DST or the Distributor at the time of purchase whenever a quantity discount or reduced sales charge is applicable to a purchase. Quantity discounts described above may be modified or terminated at any time without prior notice.

BREAKPOINT LINKAGE RULES FOR DISCOUNTS

          The term “spouse” also includes civil union and common law marriage as defined by the state laws of residence. The term “child” also includes stepchild. Trust accounts may be linked by trustee if the primary owner or family member is related, by trustee, by grantor and by beneficiary.

VALUATION OF SHARES

          The net asset value per share of the Fund is computed by dividing the value of all of the Fund’s securities plus cash and other assets, less liabilities, by the number of shares outstanding. The net asset value per share is computed as of the close of the NYSE, Monday through Friday, exclusive of national business holidays. The Fund will be closed on the following national business holidays: New Year’s Day, Martin Luther King Jr.’s birthday, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day (or the days on which these holidays are observed).

          Shares of the Fund are sold at the public offering price, which is determined once each day the Fund is open for business and is the net asset value per share.

          The net asset values need not be computed on a day in which no orders to purchase, sell or redeem shares of the Fund have been received.

          The value of a financial futures or commodity futures contract equals the unrealized gain or loss on the contract that is determined by marking it to the current settlement price for a like contract acquired on the day on which the commodity futures contract is being valued. A settlement price may not be used if the market makes a limit move with respect to a particular commodity. Securities or futures contracts for which market quotations are readily available are valued at market value, which is currently determined using the last reported sale price. If no sales are reported as in the case of most securities traded over-the-counter, securities are valued at the mean of their bid and asked prices at the close of trading on the NYSE. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Board as the primary market. Short-term investments having a maturity of 60 days or less are valued at amortized cost, which approximates market. Options are valued at the last sales price unless the last sales price does not fall within the bid and ask prices at the close of the market, at which time the mean of the bid and ask prices is used. All other securities are valued at their fair value as determined in good faith by the Trustees. Foreign securities or futures contracts quoted in foreign currencies are valued at appropriately translated foreign market closing prices or as the Board may prescribe.

          Generally, trading in foreign securities and futures contracts, as well as corporate bonds, United States Government securities and money market instruments, is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in determining the net asset value of the shares of the Fund may be computed as of such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the value of such securities and such exchange rates may occur between such times and the close of the NYSE which will not be reflected in the computation of the Fund’s net asset values. If events materially affecting the value of such securities occur during such period, then these securities may be valued at their fair value as determined in good faith by the Board.

          The Fund’s investments are generally valued based on market quotations. When market quotations are not readily available for a portfolio security, the Fund must use the security’s “fair value” as determined in good faith in accordance with the Fund’s Fair Value Pricing Procedures, which are approved by the Board. As a general principle, the current fair value of a security is the amount which the Fund might reasonably expect to receive for the security upon its current sale. The Fund’s Pricing Committee, whose members are selected by the senior management of the Adviser, is responsible for recommending fair value procedures to the Board and for administering the process used to arrive at fair value prices. Factors that may cause the Fund to use the fair value of a portfolio security to calculate the Fund’s NAV include, but are not limited to: (1) market quotations are not readily available because a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is limited or suspended and not resumed prior to the time at which the Fund calculates its NAV, (3) the market for the relevant security is thin, or “stale” because its price doesn’t change in 5 consecutive business days, (4) the Investment Adviser determines that a market quotation is inaccurate, for example, because price movements are highly volatile and cannot be verified by a reliable alternative pricing source, or (5) where a significant event affecting the value of a portfolio security is determined to have occurred between the time of the market quotation provided for a portfolio security and the time at which the Fund calculates its NAV.

          In determining the fair value of securities, the Pricing Committee will consider, among other factors, the fundamental analytical data relating to the security, the nature and duration of any restrictions on disposition of the security, and the forces influencing the market in which the security is traded.

          Foreign securities in which the Fund invest may be traded in markets that close before the time that the Fund calculates its NAV. Foreign securities are normally priced based upon the market quotation of such securities as of the close of their respective principal markets, as adjusted to reflect the Investment Adviser’s determination of the impact of events, such as a significant movement in the U.S. markets occurring subsequent to the close of such markets but prior to the time at which the Fund calculates its NAV. In such cases, the Pricing Committee will apply a fair valuation formula to all foreign securities based on the Committee’s determination of the effect of the U.S. significant event with respect to each local market.

          The Board authorized the Adviser to retain an outside pricing service to value certain portfolio securities. The pricing service uses an automated system incorporating a model based on multiple parameters, including a security’s local closing price (in the case of foreign securities), relevant general and sector indices, currency fluctuations, and trading in depositary receipts and futures, if applicable, and/or research evaluations by its staff, in determining what it believes is the fair valuation of the portfolio securities valued by such pricing service.

          There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV. Because of the inherent uncertainty in fair valuations, and the various factors considered in determining value pursuant to the Fund’s fair value procedures, there can be significant deviations between a fair value price at which a portfolio security is being carried and the price at which it is purchased or sold. Furthermore, changes in the fair valuation of portfolio securities may be less frequent, and of greater magnitude, than changes in the price of portfolio securities valued by an independent pricing service, or based on market quotations.

EXCHANGE PRIVILEGE

          Shareholders of the Fund may exchange their shares for shares of the same class of other funds in the Trust. The Exchange Privilege will not be available if the proceeds from a redemption of shares of the Fund whose shares qualify are paid directly to the shareholder. The Exchange Privilege is not available for shares which are not on deposit with DST or State Street Bank and Trust Company (“SSBT”), or shares which are held in escrow pursuant to a Letter of Intent. If certificates representing shares of the Fund accompany a written exchange request, such shares will be deposited into an account with the same registration as the certificates upon receipt by DST.

          The Fund reserves the right to (i) charge a fee of not more than $5.00 per exchange payable to the Fund or charge a fee reasonably intended to cover the costs incurred in connection with the exchange; (ii) establish a limit on the number and amount of exchanges made pursuant to the Exchange Privilege, as disclosed in the Prospectus and (iii) terminate the Exchange Privilege without written notice. In the event of such termination, shareholders who have acquired their shares pursuant to the Exchange Privilege will be afforded the opportunity to re-exchange such shares for shares of the Fund originally purchased without sales charge, for a period of not less than three (3) months.

          By exercising the Exchange Privilege, each shareholder whose shares are subject to the Exchange Privilege will be deemed to have agreed to indemnify and hold harmless the Trust and each of its series, their Adviser, sub-investment adviser (if any), distributor, transfer agent, SSBT and the officers, directors, employees and agents thereof against any liability, damage, claim or loss, including reasonable costs and attorneys’ fees, resulting from acceptance of, or acting or failure to act upon, or acceptance of unauthorized instructions or non-authentic telephone instructions given in connection with, the Exchange Privilege, so long as reasonable procedures are employed to confirm the authenticity of such communications. (For more information on the Exchange Privilege, see the Prospectus).

CONVERSION FEATURE

          Class A shareholders who are eligible to invest in Class Y shares are eligible to convert their Class A shares for Class Y shares of the same fund upon request. No sales charges or other charges will apply to any such conversion. For federal income tax purposes, a same-fund conversion is not expected to result in the realization by the investor of a capital gain or loss. To determine whether you are eligible to invest in Class Y shares, see “Class Y Shares” in the section of the Prospectus entitled “Shareholder Information - How to Choose a Class of Shares”. Please contact your financial intermediary for additional information.

INVESTMENT PROGRAMS

          DIVIDEND REINVESTMENT PLAN. Reinvestments of dividends of the Fund will occur on a date selected by the Board.

          AUTOMATIC EXCHANGE PLAN. Investors may arrange under the Exchange Plan to have DST collect a specified amount once a month or quarter from the investor’s account in the Fund and purchase full and fractional shares of another Fund in the same class at the public offering price next computed after receipt of the proceeds. Further details of the Automatic Exchange Plan are given in the application which is available from DST or the Fund.

          An investor should realize that he is investing his funds in securities subject to market fluctuations, and accordingly the Automatic Exchange Plan does not assure a profit or protect against depreciation in declining markets. The Automatic Exchange Plan contemplates the systematic purchase of securities at regular intervals regardless of price levels.

          The expenses of the Automatic Exchange Plan are general expenses of the Fund and will not involve any direct charge to the participating shareholder. The Automatic Exchange Plan is completely voluntary and may be terminated on fifteen days’ notice to DST.

          AUTOMATIC INVESTMENT PLAN. Investors may arrange under the Automatic Investment Plan to have DST collect a specified amount once a month or quarter from the investor’s checking account and purchase full and fractional shares of the Fund at the public offering price next computed after receipt of the proceeds. Further details of the Automatic Investment Plan are given in the application which is available from DST or the Fund.

          An investor should realize that he is investing his funds in securities subject to market fluctuations, and accordingly the Automatic Investment Plan does not assure a profit or protect against depreciation in declining markets. The Automatic Investment Plan contemplates the systematic purchase of securities at regular intervals regardless of price levels.

          The expenses of the Automatic Investment Plan are general expenses of the Fund and will not involve any direct charge to the participating shareholder. The Automatic Investment Plan is completely voluntary. The Automatic Investment Plan may be terminated on thirty days’ notice to DST.

          AUTOMATIC WITHDRAWAL PLAN. The Automatic Withdrawal Plan is designed to provide a convenient method of receiving fixed redemption proceeds at regular intervals from shares of the Fund deposited by the investor under this Plan. Further details of the Automatic Withdrawal Plan are given in the application, which is available from DST or the Fund.

          In order to open an Automatic Withdrawal Plan, the investor must complete the Application and deposit or purchase for deposit, with DST, the agent for the Automatic Withdrawal Plan, shares of the Fund having a total value of not less than $10,000 based on the offering price on the date the Application is accepted, except for automatic withdrawals for the purpose of retirement account distributions.

          Income dividends and capital gains distributions on shares under an Automatic Withdrawal Plan will be credited to the investor’s Automatic Withdrawal Plan account in full and fractional shares at the net asset value in effect on the reinvestment date.

          Periodic checks for a specified amount will be sent to the investor, or any person designated by him, monthly or quarterly (January, April, July and October). The Fund will bear the cost of administering the Automatic Withdrawal Plan.

          Redemption of shares of the Fund deposited under the Automatic Withdrawal Plan may deplete or possibly use up the initial investment plus income dividends and distributions reinvested, particularly in the event of a market decline. In addition, the amounts received by an investor cannot be considered an actual yield or income on his investment, since part of such payments may be a return of his capital. The redemption of shares under the Automatic Withdrawal Plan may give rise to a taxable event.

          The maintenance of an Automatic Withdrawal Plan concurrently with purchases of additional shares of the Fund would be disadvantageous because of the sales charge payable with respect to such purchases. An investor may not have an Automatic Withdrawal Plan in effect and at the same time have in effect an Automatic Investment Plan or an Automatic Exchange Plan. If an investor has an Automatic Investment Plan or an Automatic Exchange Plan, such service must be terminated before an Automatic Withdrawal Plan may take effect.

          The Automatic Withdrawal Plan may be terminated at any time (1) on 30 days notice to DST or from DST to the investor, (2) upon receipt by DST of appropriate evidence of the investor’s death or (3) when all shares under the Automatic Withdrawal Plan have been redeemed. Upon termination, unless otherwise requested, certificates representing remaining full shares, if any, will be delivered to the investor or his duly appointed legal representatives.

SHARES PURCHASED BY NON-U.S. FINANCIAL INSTITUTIONS

          Class A shares of the Fund which are sold with a sales charge may be purchased by a foreign bank or other foreign fiduciary account, with an international selling agreement, for the benefit of foreign investors at the sales charge applicable to the Fund’s $500,000 breakpoint level, in lieu of the sales charge in the above scale. The Distributor has entered into arrangements with foreign financial institutions pursuant to which such institutions may be compensated by the Distributor from its own resources for assistance in distributing Fund shares. Clients of Netherlands’ insurance companies who are not U.S. citizens or residents may purchase shares without a sales charge. Clients of fee-only advisors that purchase shares through a foreign bank or other foreign fiduciary account for the benefit of foreign investors may purchase shares without a sales charge.

TAXES

          The following summary outlines certain federal income tax considerations relating to an investment in the Fund by a taxable U.S. investor (as defined below). This summary is intended only to provide general information to U.S. investors that hold the shares as a capital asset, is not intended as a substitute for careful tax planning, does not address any foreign, state or local tax consequences of an investment in the Fund, and does not address the tax considerations that may be relevant to investors subject to special treatment under the Code. This summary should not be construed as legal or tax advice. This summary is based on the provisions of the Code, applicable U.S. Treasury regulations, administrative pronouncements of the Internal Revenue Service and judicial decisions in effect as of July 2010. Those authorities may be changed, possibly retroactively, or may be subject to differing interpretations so as to result in U.S. federal income tax consequences different from those summarized herein. Prospective investors should consult their own tax advisors concerning the potential federal, state, local and foreign tax consequences of an investment in the Fund, with specific reference to their own tax situation.

          As used herein, the term “U.S. investor” means an investor that, for U.S. federal income tax purposes, is (1) an individual who is a citizen or resident of the U.S., (2) a corporation, or other entity taxable as a corporation, that is created or organized in or under the laws of the U.S. or of any political subdivision thereof, (3) an estate, the income of which is subject to U.S. federal income tax regardless of its source, or (4) a trust if (i) it is subject to the primary supervision of a court within the U.S. and one or more U.S. persons as described in Code Section 7701(a)(30) have the authority to control all substantial decisions of the trust or (ii) it has a valid election in effect under applicable U.S. Treasury regulations to be treated as a U.S. person. If a partnership or other entity treated as a partnership holds the shares, the tax treatment of a partner in such partnership or equity owner in such other entity generally will depend on the status of the partner or equity owner and the activities of the partnership or other entity.

TAXATION OF THE FUND IN GENERAL

          The Fund intends to operate in a manner that will permit it to qualify each taxable year for taxation as a “regulated investment company” under Subchapter M of the Code. To so qualify, the Fund must, among other things, (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; and (b) satisfy certain diversification requirements.

          As a regulated investment company, the Fund will not be subject to federal income tax on its net investment income and capital gain net income (net long-term capital gains in excess of net short-term capital losses) that it distributes to shareholders if at least 90% of its net investment company taxable income for the taxable year is distributed. However, if for any taxable year the Fund does not satisfy the requirements of Subchapter M of the Code, all of its taxable income will be subject to tax at regular corporate income tax rates without any deduction for distribution to shareholders, and such distributions will be taxable to shareholders as dividend income to the extent of the Fund’s current or accumulated earnings or profits.

          The Fund will be liable for a nondeductible 4% excise tax on amounts not distributed on a timely basis in accordance with a calendar year distribution requirement. To avoid the tax, during each calendar year the Fund must distribute, or be deemed to have distributed, (i) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (ii) at least 98% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for the twelve month period ending on October 31 (or December 31, if the Fund so elects), and (iii) all ordinary income and capital gains for previous years that were not distributed during such years. For this purpose, any income or gain retained by the Fund that is subject to corporate tax will be considered to have been distributed by year-end. The Fund intends to make sufficient distributions to avoid this 4% excise tax.

TAXATION OF THE FUND’S INVESTMENTS

          ORIGINAL ISSUE DISCOUNT AND MARKET DISCOUNT. For federal income tax purposes, debt securities purchased by the Fund may be treated as having an original issue discount. Original issue discount represents interest for federal income tax purposes and can generally be defined as the excess of the stated redemption price at maturity of a debt obligation over the issue price. Original issue discount is treated for federal income tax purposes as income earned by the Fund, whether or not any income is actually received, and therefore is subject to the distribution requirements of the Code. Generally, the amount of original issue discount included in the income of the Fund each year is determined on the basis of a constant yield to maturity which takes into account the compounding of accrued interest. Because the Fund must include original issue discount in income, it will be more difficult for the Fund to make the distributions required for it to maintain its status as a regulated investment company under Subchapter M of the Code or to avoid the 4% excise tax described above.

          Debt securities may be purchased by the Fund at a discount which exceeds the original issue discount remaining on the securities, if any, at the time the Fund purchased the securities. This additional discount represents market discount for income tax purposes. In the case of any debt security issued after July 18, 1984, having a fixed maturity date of more than one year from the date of issue and having market discount, the gain realized on disposition will be treated as interest to the extent it does not exceed the accrued market discount on the security (unless the Fund elect to include such accrued market discount in income in the tax years to which it is attributable). Generally, market discount is accrued on a daily basis. The Fund may be required to capitalize, rather than deduct currently, part or all of any direct interest expense incurred or continued to purchase or carry any debt security having market discount, unless it makes the election to include market discount currently.

          OPTIONS AND FUTURES TRANSACTIONS. Certain of the Fund’s investments may be subject to provisions of the Code that (i) require inclusion of unrealized gains or losses in the Fund’s income for purposes of the 90% test, the excise tax and the distribution requirements applicable to regulated investment companies, (ii) defer recognition of realized losses, and (iii) characterize both realized and unrealized gain or loss as short-term or long-term gain or loss. Such provisions generally apply to options and futures contracts. The extent to which the Fund makes such investments may be materially limited by these provisions of the Code.

          FOREIGN CURRENCY TRANSACTIONS. Under Section 988 of the Code, special rules are provided for certain foreign currency transactions. Foreign currency gains or losses from foreign currency contracts (whether or not traded in the interbank market), from futures contracts on foreign currencies that are not “regulated futures contracts,” and from unlisted or equity options are treated as ordinary income or loss under Section 988. The Fund may elect to have foreign currency-related regulated futures contracts and listed non-equity options be subject to ordinary income or loss treatment under Section 988. In addition, in certain circumstances, the Fund may elect capital gain or loss treatment for foreign currency transactions. The rules under Section 988 may also affect the timing of income recognized by the Fund. Under future Treasury Regulations, any such transactions that are not directly related to a Fund’s investment in stock or securities (or its options contracts or futures contracts with respect to stock or securities) may have to be limited in order to enable the Fund to satisfy the qualifying income test described above.

          COMMODITY-LINKED DERIVATIVES AND SUBSIDIARY. As described in the Prospectus, the Fund may gain exposure to the commodities markets through investments in commodity index-linked derivative instruments. In Revenue Ruling 2006-1, the IRS concluded that income derived from commodity index-linked derivative contracts is not qualifying income for purposes of the regulated investment company income test described above. As such, the Fund’s ability to utilize commodity index-linked swaps as part of its investment strategy is limited to a maximum of 10 percent of its gross income.

          In a subsequent revenue ruling, Revenue Ruling 2006-31, the IRS clarified the holding of Revenue Ruling 2006-1 by providing that income from certain investment instruments (such as certain commodity index-linked notes) that create commodity exposure may be considered qualifying income under the Internal Revenue Code. The Fund has received a private letter ruling from the IRS that concludes that certain commodity-linked notes held by the Fund will produce qualifying income for purposes of the regulated investment company qualification tests. Based on this ruling, the Fund will continue to seek to gain exposure to the commodity markets primarily through investments in commodity-linked notes and through investments in the Subsidiary (as discussed below).

          The Fund intends to invest a portion of its assets in the Subsidiary, which will be classified as a corporation for U.S. federal income tax purposes. The Fund has also received a private letter ruling from the IRS that concludes that income from the Fund’s investment in a subsidiary that are structured substantially similarly to the Subsidiary will constitute qualifying income for purposes of Subchapter M of the Internal Revenue Code.

          Foreign corporations, such as the Subsidiary, will generally not be subject to U.S. federal income taxation unless it is deemed to be engaged in a U.S. trade or business. It is expected that the Subsidiary will conduct its activities in a manner so as to meet the requirements of a safe harbor under Section 864(b)(2) of the Internal Revenue Code under which the Subsidiary may engage in trading in stocks or securities or certain commodities without being deemed to be engaged in a U.S. trade or business. However, if certain of the Subsidiary’s activities were determined not to be of the type described in the safe harbor (which is not expected), then the activities of such Subsidiary may constitute a U.S. trade or business, or be taxed as such.

          In general, foreign corporations, such as the Subsidiary, that do not conduct a U.S. trade or business are nonetheless subject to tax at a flat rate of 30 percent (or lower tax treaty rate), generally payable through withholding, on the gross amount of certain U.S.-source income that is not effectively connected with a U.S. trade or business. There is presently no tax treaty in force between the U.S. and the Cayman Islands that would reduce this rate of withholding tax. It is not expected that the Subsidiary will derive income subject to such withholding tax.

          The Subsidiary will be treated as a controlled foreign corporation (“CFC”). The Fund will be treated as a “U.S. shareholder” of the Subsidiary. As a result, the Fund will be required to include in gross income for U.S. federal income tax purposes all of the Subsidiary’s “subpart F income,” whether or not such income is distributed by such Subsidiary. It is expected that all of the Subsidiary’s income will be “subpart F income.” The Fund’s recognition of the Subsidiary’s “subpart F income” will increase the Fund’s tax basis in the Subsidiary. Distributions by the Subsidiary to the Fund will be tax-free, to the extent of its previously undistributed “subpart F income,” and will correspondingly reduce the Fund’s tax basis in the Subsidiary. “Subpart F income” is generally treated as ordinary income, regardless of the character of the Subsidiary’s underlying income. If a net loss is realized by the Subsidiary, such loss is not generally available to offset the income earned by the Subsidiary’s parent Fund.

TAXATION OF THE SHAREHOLDERS

          Dividends of net investment income and the excess of net short-term capital gain over net long-term capital loss are generally taxable as ordinary income to shareholders. However, for taxable years beginning before January 1, 2011, a portion of the dividend income received by the Fund may constitute qualified dividend income eligible for a maximum rate of tax of 15% to individuals, trusts and estates. It is currently unclear whether Congress will extend this treatment for taxable years beginning on or after January 1, 2011. If the aggregate amount of qualified dividend income received by the Fund during any taxable year is less than 95% of the Fund’s gross income (as specifically defined for that purpose), the qualified dividend rule applies only if and to the extent designated by the Fund as qualified dividend income. The Fund may designate such Dividends as qualified dividend income only to the extent the Fund itself has qualified dividend income for the taxable year with respect to which such Dividends are made. Qualified dividend income is generally dividend income from taxable domestic corporations and certain foreign corporations (e.g., foreign corporations incorporated in a possession of the United States or in certain countries with comprehensive tax treaties with the United States, or the stock of which is readily tradable on an established securities market in the United States), provided the Fund has held the stock in such corporations for more than 60 days during the 121 day period beginning on the date which is 60 days before the date on which such stock becomes ex-dividend with respect to such dividend (the “holding period requirement”). In order to be eligible for the 15% maximum rate on Dividends from the Fund attributable to qualified dividends, shareholders must separately satisfy the holding period requirement with respect to their Fund shares. Distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss) that are properly designated by the Fund as such are taxable to shareholders as long-term capital gain, regardless of the length of time the shares of the Fund have been held by such shareholders, except to the extent of gain from a sale or disposition of collectibles, such as precious metals, taxable currently at a 28% rate. Any loss realized upon a taxable disposition of shares within a year from the date of their purchase will be treated as a long-term capital loss to the extent of any long-term capital gain distributions received by shareholders during such period.

          Dividends of net investment income and distributions of net capital gain will be taxable as described above whether received in cash or reinvested in additional shares. When distributions are received in the form of shares issued by the Fund, the amount of the dividend/distribution deemed to have been received by participating shareholders generally is the amount of cash which would otherwise have been received. In such case, participating shareholders will have a basis for federal income tax purposes in each share received from the Fund equal to such amount of cash.

          Dividends and/or distributions by the Fund result in a reduction in the net asset value of the Fund’s shares. Should a dividend/distribution reduce the net asset value below a shareholder’s cost basis, such dividend/distribution nevertheless would be taxable to the shareholder as ordinary income or long-term capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should be careful to consider the tax implications of buying shares just prior to a dividend/distribution. The price of shares purchased at that time includes the amount of any forthcoming dividend/distribution. Those investors purchasing shares just prior to a dividend/distribution will then receive a return of their investment upon payment of such dividend/distribution which will nevertheless be taxable to them.

          If a shareholder (i) incurs a sales load in acquiring shares in the Fund, and (ii) by reason of incurring such charge or making such acquisition acquires the right to acquire shares of one or more regulated investment companies without the payment of a load or with the payment of a reduced load (“reinvestment right”), and (iii) disposes of the shares before the 91st day after the date on which the shares were acquired, and (iv) subsequently acquires shares in that regulated investment company or in another regulated investment company and the otherwise applicable load charge is reduced pursuant to the reinvestment right, then the load charge will not be taken into account for purposes of determining the shareholder’s gain or loss on the disposition. To the extent such charge is not taken into account in determining the amount of gain or loss, the charge will be treated as incurred in connection with the subsequently acquired shares and will have a corresponding effect on the shareholder’s basis in such shares.

          The Fund may be subject to a tax on dividend or interest income received from securities of a non-U.S. issuer withheld by a foreign country at the source. The U.S. has entered into tax treaties with many foreign countries that entitle the Fund to a reduced rate of tax or exemption from tax on such income. It is impossible to determine the effective rate of foreign tax in advance since the amount of the Fund’s assets to be invested within various countries is not known. If more than 50% of the value of the Fund’s total assets at the close of a taxable year consists of stocks or securities in foreign corporations, and the Fund satisfies the holding period requirements, the Fund may elect to pass through to its shareholders the foreign income taxes paid thereby. In such case, the shareholders would be treated as receiving, in addition to the distributions actually received by the shareholders, their proportionate share of foreign income taxes paid by the Fund, and will be treated as having paid such foreign taxes. The shareholders generally will be entitled to deduct or, subject to certain limitations, claim a foreign tax credit with respect to such foreign income taxes. A foreign tax credit may be allowed for shareholders who hold shares of the Fund for at least 16 days during the 31-day period beginning on the date that is 15 days before the ex-dividend date. Under certain circumstances, individual shareholders who have been passed through foreign tax credits of no more than $300 ($600 in the case of married couples filing jointly) during a tax year can elect to claim the foreign tax credit for these amounts directly on their federal income tax returns (IRS Forms 1040) without having to file a separate Form 1116 or having to comply with most foreign tax credit limitations, provided certain other requirements are met.

          The Fund may be required to backup withhold federal income tax at a current rate of 28% from dividends paid to any shareholder who fails to furnish a certified taxpayer identification number (“TIN”) or who fails to certify that he or she is exempt from such withholding or who the Internal Revenue Service notifies the Fund as having provided the Fund with an incorrect TIN or failed to properly report interest or dividends for federal income tax purposes. Any such withheld amount will be fully creditable on the shareholder’s U.S. federal income tax return, provided certain requirements are met. If a shareholder fails to furnish a valid TIN upon request, the shareholder can also be subject to IRS penalties. The rate of backup withholding is set to increase for amount distributed or paid after December 31, 2010.

TAXATION OF NON-U.S. INVESTORS

          The foregoing summary of certain federal income tax considerations does not apply to potential investors in the Fund that are not U.S. investors (“Non-U.S. investors”). Distributions of ordinary income paid to Non-U.S. investors generally will be subject to a 30% U.S. withholding tax unless a reduced rate of withholding or a withholding exemption is provided under an applicable treaty. However, withholding tax generally will not apply to any income realized by a non-U.S. investor in respect of any distributions attributable to net income from tax-exempt obligations and designated as “exempt-interest dividends”. Furthermore, for taxable years beginning before January 1, 2010, the Fund may, under certain circumstances, designate all or a portion of a dividend as an “interest-related dividend” (to the extent the Fund pays a dividend related to interest that is not already exempt from U.S. federal income taxes as discussed in the preceding sentence) or a “short-term capital gain dividend.” An interest-related dividend that is received by a Non-U.S. investor generally would be exempt from the 30% U.S. withholding tax, provided certain other requirements are met. A short-term capital gain dividend that is received by a Non-U.S. investor generally would be exempt from the 30% U.S. withholding tax, unless such investor is a nonresident alien individual present in the United States for a period or periods aggregating 183 days or more during the taxable year or the distribution is effectively connected with a U.S. trade or business (or, if an income tax treaty applies, is attributable to a U.S. permanent establishment). The Fund does not expect to pay significant amounts of interest-related dividends. It is currently unclear whether Congress will extend the exemptions from withholding for interest-related dividends and short-term capital gain dividends with respect to taxable years of a fund beginning on or after January 1, 2010 and what the terms of any such extension would be. Prospective investors are urged to consult their tax advisors regarding the specific tax consequences discussed above.

REDEMPTIONS IN KIND

          The Trust has elected to have the ability to redeem its shares in kind, committing itself to pay in cash all requests for redemption by any shareholder of record limited in amount with respect to each shareholder of record during any ninety-day period to the lesser of (i) $250,000 or (ii) 1% of the net asset value of such company at the beginning of such period.

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

          Dealers and intermediaries may charge their customers a processing or service fee in connection with the purchase or redemption of fund shares. The amount and applicability of such a fee is determined and disclosed to its customers by each individual dealer. Processing or service fees typically are fixed, nominal dollar amounts and are in addition to the sales and other charges described in the Prospectus and this SAI. Your dealer will provide you with specific information about any processing or service fees you will be charged.

DESCRIPTION OF THE TRUST

          The Trust is an open-end management investment company organized as a business trust under the laws of the Commonwealth of Massachusetts on April 3, 1985. The Trustees of the Trust have authority to issue an unlimited number of shares of beneficial interest of the Fund, $.001 par value. The Trust currently consists of six separate series: Emerging Markets Fund, Global Hard Assets Fund, International Investors Gold Fund, Multi-Manager Alternatives Fund, CM Commodity Index Fund and the Fund.

          The Fund is classified as a non-diversified fund under the 1940 Act. A diversified fund is a fund which meets the following requirements: At least 75% of the value of its total assets is represented by cash and cash items (including receivables), Government securities, securities of other investment companies and other securities for the purpose of this calculation limited in respect of any one issuer to an amount not greater than 5% of the value of the Fund’s total assets, and to not more than 10% of the outstanding voting securities of such issuer. A non-diversified fund is any fund other than a diversified fund. This means that the Fund at the close of each quarter of its taxable year must, in general, limit its investment in the securities of a single issuer to (i) no more than 25% of its assets, (ii) with respect to 50% of the Fund’s assets, no more than 5% of its assets, and (iii) the Fund will not own more than 10% of outstanding voting securities. The Fund is a separate pool of assets of the Trust which is separately managed and which may have a different investment objective from that of another Fund. The Board has the authority, without the necessity of a shareholder vote, to create any number of new series.

          Each share of the Fund has equal dividend, redemption and liquidation rights and when issued is fully paid and non-assessable by the Trust. Under the Trust’s Amended and Restated Master Trust Agreement, as amended (“Master Trust Agreement”), no annual or regular meeting of shareholders is required. Thus, there will ordinarily be no shareholder meetings unless required by the 1940 Act. The Trustees are a self-perpetuating body unless and until fewer than 50% of the Trustees, then serving as Trustees, are Trustees who were elected by shareholders. At that time a meeting of shareholders will be called to elect additional Trustees. On any matter submitted to the shareholders, the holder of each Trust share is entitled to one vote per share (with proportionate voting for fractional shares). Under the Master Trust Agreement, any Trustee may be removed by vote of two-thirds of the outstanding Trust shares, and holders of ten percent or more of the outstanding shares of the Trust can require Trustees to call a meeting of shareholders for purposes of voting on the removal of one or more trustees. Shares of the Fund vote as a separate class, except with respect to the election of Trustees and as otherwise required by the 1940 Act. On matters affecting an individual Fund, a separate vote of that Fund is required. Shareholders of the Fund are not entitled to vote on any matter not affecting that Fund. In accordance with the 1940 Act, under certain circumstances, the Trust will assist shareholders in communicating with other shareholders in connection with calling a special meeting of shareholders.

          Under Massachusetts law, the shareholders of the Trust could, under certain circumstances, be held personally liability for the obligations of the Trust. However, the Master Trust Agreement disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees. The Master Trust Agreement provides for indemnification out of the Trust’s property of all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations. The Adviser believes that, in view of the above, the risk of personal liability to shareholders is remote.

ADDITIONAL INFORMATION

          CUSTODIAN. State Street Bank and Trust Company, 225 Franklin Street, Boston, MA 02110 is the custodian of the Trust’s portfolio securities, cash, coins and bullion. The Custodian is authorized, upon the approval of the Trust, to establish credits or debits in dollars or foreign currencies with, and to cause portfolio securities of the Fund to be held by its overseas branches or subsidiaries, and foreign banks and foreign securities depositories which qualify as eligible foreign custodians under the rules adopted by the SEC.

          TRANSFER AGENT. DST Systems, Inc., 210 West 10th Street, Kansas City, MO 64105 serves as transfer agent for the Trust.

          INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM. Ernst & Young LLP, Five Times Square, New York, NY 10036 serves as independent registered public accounting firm for the Trust.

          COUNSEL. Goodwin Procter LLP, Exchange Place, Boston, MA 02109 serves as counsel to the Trust.

FINANCIAL STATEMENTS

          The Fund currently does not have audited financial statements.

LINCENSING AGREEMENT AND DISCALIMER

Van Eck Associates Corporation (“the Adviser”) has entered into a licensing agreement with Morningstar, Inc. to use the Morningstar Long/Flat Commodity Index (the “Long/Flat Index”). The Van Eck Long/Flat Commodity Index Fund is entitled to use the Long/Flat Index pursuant to a sub-licensing arrangement with the Adviser.

The Van Eck Long/Flat Commodity Index Fund is not sponsored, endorsed, sold or promoted by Morningstar, Inc. Morningstar makes no representation or warranty, express or implied, to the owners of the Van Eck Long/Flat Commodity Index Fund or any member of the public regarding the advisability of investing in securities generally or in the Van Eck Long/Flat Commodity Index Fund in particular or the ability of the Long/Flat Index to track general stock market performance. Morningstar’s only relationship to the Adviser is the licensing of certain service marks and service names of Morningstar and of the Long/Flat Index which is determined, composed and calculated by Morningstar without regard to the Adviser or the Van Eck Long/Flat Commodity Index Fund. Morningstar has no obligation to take the needs of the Adviser or the owners of the Van Eck Long/Flat Commodity Index Fund into consideration in determining, composing or calculating the Long/Flat Index. Morningstar is not responsible for and has not participated in the determination of the prices and amount of the Van Eck Long/Flat Commodity Index Fund or the timing of the issuance or sale of the Van Eck Long/Flat Commodity Index Fund or in the determination or calculation of the equation by which the Van Eck Long/Flat Commodity Index Fund is converted into cash. Morningstar has no obligation or liability in connection with the administration, marketing or trading of the Van Eck Long/Flat Commodity Index Fund.

MORNINGSTAR, INC. DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE Long/Flat Index OR ANY DATA INCLUDED THEREIN AND MORNINGSTAR SHALL HAVE NOT LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. MORNINGSTAR MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ADVISER, OWNERS OR USERS OF THE Van Eck Long/Flat Commodity Index Fund, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE Long/Flat Index OR ANY DATA INCLUDED THEREIN. MORNINGSTAR MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE Long/Flat Index OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL MORNINGSTAR HAVE ANY LIABILITY FOR ANY

SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

APPENDIX A

ADVISER’S PROXY VOTING POLICIES

INTRODUCTION

          Effective March 10, 2003, the Securities and Exchange Commission (the “Commission”) adopted Rule 206(4)-6 under the Investment Advisers Act of 1940 (“Advisers Act”), requiring each investment adviser registered with the Commission to adopt and implement written policies and procedures for voting client proxies, to disclose information about the procedures to its clients, and to inform clients how to obtain information about how their proxies were voted. The Commission also amended Rule 204-2 under the Advisers Act to require advisers to maintain certain proxy voting records. Both rules apply to all investment advisers registered with the Commission that have proxy voting authority over their clients’ securities. An adviser that exercises voting authority without complying with Rule 206(4)-6 will be deemed to have engaged in a “fraudulent, deceptive, or manipulative” act, practice or course of business within the meaning of Section 206(4) of the Advisers Act.

          When an adviser has been granted proxy voting authority by a client, the adviser owes its clients the duties of care and loyalty in performing this service on their behalf. The duty of care requires the adviser to monitor corporate actions and vote client proxies. The duty of loyalty requires the adviser to cast the proxy votes in a manner that is consistent with the best interests of the client.

PROXY VOTING POLICIES AND PROCEDURES

RESOLVING MATERIAL CONFLICTS OF INTEREST

          A “material conflict” means the existence of a business relationship between a portfolio company or an affiliate and Van Eck Associates Corporation, any affiliate or subsidiary (individually and together, as the context may require, “Adviser”), or an “affiliated person” of a Van Eck mutual fund in excess of $60,000. Examples of when a material conflict exists include the situation where the adviser provides significant investment advisory, brokerage or other services to a company whose management is soliciting proxies; an officer of the Adviser serves on the board of a charitable organization that receives charitable contributions from the portfolio company and the charitable organization is a client of the Adviser; a portfolio company that is a significant selling agent of Van Eck’s products and services solicits proxies; a broker-dealer or insurance company that controls 5% or more of the Adviser’s assets solicits proxies; the Adviser serves as an investment adviser to the pension or other investment account of the portfolio company; the Adviser and the portfolio company have a lending relationship. In each of these situations voting against management may cause the Adviser a loss of revenue or other benefit.

          Conflict Resolution. When a material conflict exists proxies will be voted in the following manner:

•

Where the written guidelines set out a pre-determined voting policy, proxies will be voted in accordance with that policy, with no deviations (if a deviation is advisable, one of the other methods may be used)

•

Where the guidelines permit discretion and an independent third party has been retained to vote proxies, proxies will be voted in accordance with the predetermined policy based on the recommendations of that party; or

•

The potential conflict will be disclosed to the client (a) with a request that the client vote the proxy, (b) with a recommendation that the client engage another party to determine how the proxy should be voted or (c) if the foregoing are not acceptable to the client disclosure of how Van Eck intends to vote and a written consent to that vote by the client.

•	Any deviations from the foregoing voting mechanisms must be approved by the Compliance Officer with a written explanation of the reason for the deviation.

REASONABLE RESEARCH EFFORTS

          When determining whether a vote is in the best interest of the client, the Adviser will use reasonable research efforts. Investment personnel may rely on public documents about the company and other readily available information, which is easily accessible to the investment personnel at the time the vote is cast. Information on proxies by foreign companies may not be readily available.

VOTING CLIENT PROXIES

          The Adviser generally will vote proxies on behalf of clients, unless clients instruct otherwise. There may be times when refraining from voting a proxy is in a client’s best interest, such as when the Adviser determines that the cost of voting the proxy exceeds the expected benefit to the client. (For example, casting a vote on a foreign security may involve additional costs such as hiring a translator or traveling to foreign country to vote the security in person).

          The portfolio manager or analyst covering the security is responsible for making voting decisions.

          Portfolio Administration, in conjunction with the portfolio manager and the custodian, is responsible for monitoring corporate actions and ensuring that corporate actions are timely voted.

          For the Hedge Funds, Investment Management Operations, in conjunction with the portfolio manager and custodian, monitors corporate actions and ensures that corporate actions are timely voted.

CLIENT INQUIRIES

          All inquiries by clients as to how Van Eck has voted proxies must immediately be forwarded to the Proxy Administrator.

DISCLOSURE TO CLIENTS

Notification of Availability of Information

          Client Brochure. The Client Brochure or Part II of Form ADV will inform clients that they can obtain information from VEAC on how their proxies were voted. The Client Brochure or Part II of Form ADV will be mailed to each client annually. The Legal Department will be responsible for coordinating the mailing with Sales/Marketing Departments.

Availability of Proxy Voting Information

          At the client’s request or if the information is not available on Van Eck’s website, a hard copy of the account’s proxy votes will be mailed to each client.

RECORDKEEPING REQUIREMENTS

          Van Eck will retain the following documentation and information for each matter relating to a portfolio security with respect to which a client was entitled to vote:

•	proxy statements received;

•	identifying number for the portfolio security;

•	shareholder meeting date;

•	brief identification of the matter voted on;

•	whether the vote was cast on the matter and how the vote was cast;

•	how the vote was cast (e.g., for or against proposal, or abstain; for or withhold regarding election of directors);

•	records of written client requests for information on how Van Eck voted proxies on behalf of the client;

•	a copy of written responses from Van Eck to any written or oral client request for information on how Van Eck voted proxies on behalf of the client; and

•	any documents prepared by Van Eck that were material to the decision on how to vote or that memorialized the basis for the decision, if such documents were prepared.

          Copies of proxy statements filed on EDGAR, and proxy statements and records of proxy votes maintained with a third party (i.e., proxy voting service) need not be maintained. The third party must agree in writing to provide a copy of the documents promptly upon request.

          If applicable, any document memorializing that the costs of voting a proxy exceed the benefit to the client or any other decision to refrain from voting, and that such abstention was in the client’s best interest.

          Proxy voting records will be maintained in an easily accessible place for five years, the first two at the office of Van Eck. Proxy statements on file with EDGAR or maintained by a third party and proxy votes maintained by a third party are not subject to these particular retention requirements.

PROXY VOTING GUIDELINES

I.	General Information

          Generally, the Adviser will vote in accordance with the following guidelines. Where the proxy vote decision maker determines, however, that voting in such a manner would not be in the best interest of the client, the investment personnel will vote differently.

          If there is a conflict of interest on any management or shareholder proposals that are voted on a case by case basis, we will follow the recommendations of an independent proxy service provider.

II.	Officers and Directors

	A.	The Board of Directors

Director Nominees in Uncontested Elections

Vote on a case-by-case basis for director nominees, examining factors such as:

•	long-term corporate performance record relative to a market index;

•	composition of board and key board committees;

•	nominee’s investment in the company;

•	whether a retired CEO sits on the board; and

•	whether the chairman is also serving as CEO.

In cases of significant votes and when information is readily available, we also review:

•	corporate governance provisions and takeover activity;

•	board decisions regarding executive pay;

•	director compensation;

•	number of other board seats held by nominee; and

•	interlocking directorships.

B.	Chairman and CEO are the Same Person

          Vote on a case-by-case basis on shareholder proposals that would require the positions of chairman and CEO to be held by different persons.

C.	Majority of Independent Directors

          Vote on a case-by-case basis shareholder proposals that request that the board be comprised of a majority of independent directors.

          Vote for shareholder proposals that request that the board audit, compensation and/or nominating committees include independent directors exclusively.

D.	Stock Ownership Requirements

          Vote on a case-by-case basis shareholder proposals requiring directors to own a minimum amount of company stock in order to qualify as a director, or to remain on the board.

E.	Term of Office

          Vote on a case-by-case basis shareholder proposals to limit the tenure of outside directors.

F.	Director and Officer Indemnification and Liability Protection

          Vote on a case-by-case basis proposals concerning director and officer indemnification and liability protection.

          Generally, vote against proposals to eliminate entirely director and officer liability for monetary damages for violating the duty of care.

          Vote for only those proposals that provide such expanded coverage in cases when a director’s or officer’s legal defense was unsuccessful if: (1) the director was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the company, and (2) only if the director’s legal expenses would be covered.

G.	Director Nominees in Contested Elections

          Vote on a case-by-case basis when the election of directors is contested, examining the following factors:

•	long-term financial performance of the target company relative to its industry;

•	management’s track record;

•	background to the proxy contest;

•	qualifications of director nominees (both slates);

•	evaluation of what each side is offering shareholders, as well as the likelihood that the proposed objectives and goals can be met; and

•	stock ownership positions.

H.	Board Structure: Staggered vs. Annual Elections

          Generally, vote against proposals to stagger board elections.

          Generally, vote for proposals to repeal classified boards and to elect all directors annually.

I.	Shareholder Ability to Remove Directors

          Vote against proposals that provide that directors may be removed only for cause.

          Vote for proposals to restore shareholder ability to remove directors with or without cause.

          Vote against proposals that provide that only continuing directors may elect replacements to fill board vacancies.

          Vote for proposals that permit shareholders to elect directors to fill board vacancies.

J.	Shareholder Ability to Alter the Size of the Board

          Vote for proposals that seek to fix the size of the board.

          Vote against proposals that give management the ability to alter the size of the board without shareholder approval.

III.	Proxy Contests

	A.	Reimburse Proxy Solicitation Expenses

          Vote on a case-by-case basis proposals to provide full reimbursement for dissidents waging a proxy contest.

IV.	Auditors

	A.	Ratifying Auditors

         Vote for proposals to ratify auditors, unless information that is readily available to the vote decision-maker demonstrates that an auditor has a financial interest in or association with the company, and is therefore clearly not independent; or such readily available information creates a reasonable basis to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company’s financial position.

         Vote for shareholder proposals asking for audit firm rotation unless the rotation period is so short (less than five years) that it would be unduly burdensome to the company.

V.	Shareholder Voting and Control Issues

	A.	Cumulative Voting

Generally, vote against proposals to eliminate cumulative voting.

Generally, vote for proposals to permit cumulative voting.

B.	Shareholder Ability to Call Special Meetings

         Generally, vote against proposals to restrict or prohibit shareholder ability to call special meetings.

         Generally, vote for proposals that remove restrictions on the right of shareholders to act independently of management.

C.	Shareholder Ability to Act by Written Consent

         Generally, vote against proposals to restrict or prohibit shareholder ability to take action by written consent.

         Generally, vote for proposals to allow or make easier shareholder action by written consent.

D.	Poison Pills

         Vote for shareholder proposals that ask a company to submit its poison pill for shareholder ratification.

         Vote on a case-by-case basis shareholder proposals to redeem a company’s poison pill.

         Vote on a case-by-case basis management proposals to ratify a poison pill.

E.	Fair Price Provision

         Vote on a case-by-case basis when examining fair price proposals, (where market quotations are not readily available) taking into consideration whether the shareholder vote requirement embedded in the provision is no more than a majority of disinterested shares.

         Generally, vote for shareholder proposals to lower the shareholder vote requirement in existing fair price provisions.

F.	Greenmail

         Generally, vote for proposals to adopt anti-greenmail charter or bylaw amendments or otherwise restrict a company’s ability to make greenmail payments.

         Generally, vote on a case-by-case basis anti-greenmail proposals when they are bundled with other charter or bylaw amendments.

H.	Unequal Voting Rights

         Vote against dual class exchange offers.

         Vote against dual class recapitalizations

I.	Supermajority Shareholder Vote Requirement to Amend the Charter or Bylaws

         Vote against management proposals to require a supermajority shareholder vote to approve charter and bylaw amendments.

         Vote for shareholder proposals to lower supermajority shareholder vote requirements for charter and bylaw amendments.

J.	Supermajority Shareholder Vote Requirement to Approve Mergers

         Vote against management proposals to require a supermajority shareholder vote to approve mergers and other significant business combinations.

K.	White Knight Placements

         Vote for shareholder proposals to require approval of blank check preferred stock issues for other than general corporate purposes or similar corporate actions.

L.	Confidential Voting

         Generally, vote for shareholder proposals that request corporations to adopt confidential voting, use independent tabulators and use independent inspectors of election as long as the proposals include clauses for proxy contests as follows: In the case of a contested election, management is permitted to request that the dissident group honor its confidential voting policy. If the dissidents agree, the policy remains in place. If the dissidents do not agree, the confidential voting policy is waived.

         Generally, vote for management proposals to adopt confidential voting.

M.	Equal Access

         Generally, vote for shareholders proposals that would allow significant company shareholders equal access to management’s proxy material in order to evaluate and propose voting recommendations on proxy proposals and director nominees, and in order to nominate their own candidates to the board.

N.	Bundled Proposals

         Generally, vote on a case-by-case basis bundled or “conditioned” proxy proposals. In the case of items that are conditioned upon each other, we examine the benefits and costs of the packaged items. In instances when the joint effect of the conditioned items is not in shareholders’ best interests, we vote against the proposals. If the combined effect is positive, we support such proposals.

O.	Shareholder Advisory Committees

         Vote on a case-by-case basis proposals to establish a shareholder advisory committee.

VI.	Capital Structure

A.	Common Stock Authorization

         Vote on a case-by-case basis proposals to increase the number of shares of common stock authorized for issue.

         Generally, vote against proposed common stock authorizations that increase the existing authorization by more than 100% unless a clear need for the excess shares is presented by the company.

B.	Stock Distributions: Splits and Dividends

         Generally, vote for management proposals to increase common share authorization for a stock split, provided that the split does not result in an increase of authorized but un-issued shares of more than 100% after giving effect to the shares needed for the split.

C.	Reverse Stock Splits

         Generally, vote for management proposals to implement a reverse stock split, provided that the reverse split does not result in an increase of authorized but unissued shares of more than 100% after giving effect to the shares needed for the reverse split.

D.	Blank Check Preferred Authorization

         Generally, vote for proposals to create blank check preferred stock in cases when the company expressly states that the stock will not be used as a takeover defense or carry superior voting rights.

         Vote on a case-by-case basis proposals that would authorize the creation of new classes of preferred stock with unspecified voting, conversion, dividend and distribution, and other rights.

         Vote on a case-by-case basis proposals to increase the number of authorized blank check preferred shares.

E.	Shareholder Proposals Regarding Blank Check Preferred Stock

         Generally, vote for shareholder proposals to have blank check preferred stock placements, other than those shares issued for the purpose of raising capital or making acquisitions in the normal course of business, submitted for shareholder ratification.

F.	Adjust Par Value of Common Stock

         Vote on a case-by-case basis management proposals to reduce the par value of common stock.

G.	Preemptive Rights

         Vote on a case-by-case basis proposals to create or abolish preemptive rights. In evaluating proposals on preemptive rights, we look at the size of a company and the characteristics of its shareholder base.

H.	Debt Restructurings

         Vote on a case-by-case basis proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan. We consider the following issues:

•	Dilution — How much will ownership interest of existing shareholders be reduced, and how extreme will dilution to any future earnings be?

•	Change in Control — Will the transaction result in a change in control of the company?

•	Bankruptcy — Is the threat of bankruptcy, which would result in severe losses in shareholder value, the main factor driving the debt restructuring?

         Generally, we approve proposals that facilitate debt restructurings unless there are clear signs of self-dealing or other abuses.

I.	Share Repurchase Programs

         Vote for management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms.

VII.	Executive Compensation

         In general, we vote on a case-by-case basis on executive compensation plans, with the view that viable compensation programs reward the creation of stockholder wealth by having a high payout sensitivity to increases in shareholder value.

VIII.	Compensation Proposals

A.	Amendments that Place a Cap on Annual Grants

         Vote for plans that place a cap on the annual grants any one participant may receive.

B.	Amend Administrative Features

         Vote for plans that simply amend shareholder-approved plans to include administrative features.

C.	Amendments to Added Performance-Based Goals

         Generally, vote for amendments to add performance goals to existing compensation plans.

D.	Amendments to Increase Shares and Retain Tax Deductions

         Vote on amendments to existing plans to increase shares reserved and to qualify the plan for favorable tax treatment should be evaluated on a case-by-case basis.

E.	Approval of Cash or Cash-and-Stock Bonus Plans

         Vote for cash or cash-and-stock bonus plans to exempt the compensation from taxes.

F.	Shareholder Proposals to Limit Executive Pay

         Vote on a case-by-case basis all shareholder proposals that seek additional disclosure of executive pay information.

         Vote on a case-by-case basis all other shareholder proposals that seek to limit executive pay.

         Vote for shareholder proposals to expense options, unless the company has already publicly committed to expensing options by a specific date.

G.	Golden and Tin Parachutes

         Vote for shareholder proposals to have golden and tin parachutes submitted for shareholder ratification.

         Vote on a case-by-case basis all proposals to ratify or cancel golden or tin parachutes.

H.	Employee Stock Ownership Plans (ESOPs)

         Vote on a case-by-case basis proposals that request shareholder approval in order to implement an ESOP or to increase authorized shares for existing ESOPs, except in cases when the number of shares allocated to the ESOP is “excessive” (i.e., generally greater than 5 % of outstanding shares).

I.	401(k) Employee Benefit Plans

         Generally, vote for proposals to implement a 401(k) savings plan for employees.

IX.	State of Incorporation

A.	Voting on State Takeover Statutes

         Vote on a case-by-case basis proposals to opt in or out of state takeover statutes (including control share acquisition statutes, control share cash-out statutes, freezeout provisions, fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, anti-greenmail provisions, and disgorgement provisions).

B.	Voting on Reincorporation Proposals

         Vote on a case-by-case basis proposals to change a company’s state of incorporation.

X.	Mergers and Corporate Restructurings

A.	Mergers and Acquisitions

         Vote on a case-by-case basis proposals related to mergers and acquisitions, taking into account at least the following:

                        anticipated financial and operating benefits;

                        offer price (cost vs. premium);

                        prospects of the combined companies;

                        how the deal was negotiated; and

                        changes in corporate governance and their impact on shareholder rights.

B.	Corporate Restructuring

         Vote on a case-by-case basis proposals related to a corporate restructuring, including minority squeezeouts, leveraged buyouts, spin-offs, liquidations and asset sales.

C.	Spin-offs

         Vote on a case-by-case basis proposals related to spin-offs depending on the tax and regulatory advantages, planned use of sale proceeds, market focus, and managerial incentives.

D.	Asset Sales

         Vote on a case-by-case basis proposals related to asset sales after considering the impact on the balance sheet/working capital, value received for the asset, and potential elimination of diseconomies.

E.	Liquidations

         Vote on a case-by-case basis proposals related to liquidations after reviewing management’s efforts to pursue other alternatives, appraisal value of assets, and the compensation plan for executives managing the liquidation.

F.	Appraisal Rights

         Vote for proposals to restore, or provide shareholders with, rights of appraisal.

G.	Changing Corporate Name

         Vote on a case-by-case basis proposal to change the corporate name.

XI.	Mutual Fund Proxies

A.	Election of Trustees

         Vote on trustee nominees on a case-by-case basis.

B.	Investment Advisory Agreement

         Vote on investment advisory agreements on a case-by-case basis.

C.	Fundamental Investment Restrictions

         Vote on amendments to a fund’s fundamental investment restrictions on a case-by-case basis.

D.	Distribution Agreements

         Vote on distribution agreements on a case-by-case basis.

XII.	Social and Environmental Issues

         In general we vote on a case-by-case basis on shareholder social and environmental proposals, on the basis that their impact on share value can rarely be anticipated with any high degree of confidence.

         In most cases, however, we vote for disclosure reports that seek additional information, particularly when it appears companies have not adequately addressed shareholders’ social and environmental concerns.

         In determining our vote on shareholder social and environmental proposals, we analyze factors such as:

•	whether adoption of the proposal would have either a positive or negative impact on the company’s short-term or long-term share value;

•	the percentage of sales, assets and earnings affected;

•

the degree to which the company’s stated position on the issues could affect its reputation or sales, or leave it vulnerable to boycott or selective purchasing; whether the issues presented should be dealt with through government or company - specific action;

•	whether the company has already responded in some appropriate manner to the request embodied in a proposal;

•	whether the company’s analysis and voting recommendation to shareholders is persuasive;

•	what other companies have done in response to the issue;

•	whether the proposal itself is well framed and reasonable; whether implementation of the proposal would achieve the objectives sought in the proposal; and

•	whether the subject of the proposal is best left to the discretion of the board.

APPENDIX B

STANDARD & POOR’S ISSUE CREDIT RATING DEFINITIONS

          A Standard & Poor’s issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The opinion evaluates the obligor’s capacity and willingness to meet its financial commitments as they come due, and may assess terms, such as collateral security and subordination, which could affect ultimate payment in the event of default. The issue credit rating is not a recommendation to purchase, sell, or hold a financial obligation, inasmuch as it does not comment as to market price or suitability for a particular investor.

          Issue credit ratings are based on current information furnished by the obligors or obtained by Standard & Poor’s from other sources it considers reliable. Standard & Poor’s does not perform an audit in connection with any credit rating and may, on occasion, rely on unaudited financial information. Credit ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or based on other circumstances.

          Issue credit ratings can be either long term or short term. Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days—including commercial paper. Short-term ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. The result is a dual rating, in which the short-term rating addresses the put feature, in addition to the usual long-term rating. Medium-term notes are assigned long-term ratings.

Long-Term Issue Credit Ratings

Issue credit ratings are based, in varying degrees, on the following considerations:

•	Likelihood of payment—capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;

•	Nature of and provisions of the obligation;

•

Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.

          Issue ratings are an assessment of default risk, but may incorporate an assessment of relative seniority or ultimate recovery in the event of default. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above. (Such differentiation may apply when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.)

AAA

An obligation rated ‘AAA’ has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA

An obligation rated ‘AA’ differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A

An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB

An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, and C

Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB

An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B

An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC

An obligation rated ‘CCC’ is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC

An obligation rated ‘CC’ is currently highly vulnerable to nonpayment.

C

A ‘C’ rating is assigned to obligations that are currently highly vulnerable to nonpayment, obligations that have payment arrearages allowed by the terms of the documents, or obligations of an issuer that is the subject of a bankruptcy petition or similar action which have not experienced a payment default. Among others, the ‘C’ rating may be assigned to subordinated debt, preferred stock or other obligations on which cash payments have been suspended in accordance with the instrument’s terms or when preferred stock is the subject of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

D

An obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of similar action if payments on an obligation are jeopardized. An obligation’s rating is lowered to ‘D’ upon completion of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

Plus (+) or minus (-)

The ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

NR

This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular obligation as a matter of policy.

SHORT-TERM ISSUE CREDIT RATINGS

A-1

A short-term obligation rated ‘A-1’ is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2

A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3

A short-term obligation rated ‘A-3’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B

A short-term obligation rated ‘B’ is regarded as having significant speculative characteristics. Ratings of ‘B-1’, ‘B-2’, and ‘B-3’ may be assigned to indicate finer distinctions within the ‘B’ category. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B-1. A short-term obligation rated ‘B-1’ is regarded as having significant speculative characteristics, but the obligor has a relatively stronger capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

B-2. A short-term obligation rated ‘B-2’ is regarded as having significant speculative characteristics, and the obligor has an average speculative-grade capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

B-3. A short-term obligation rated ‘B-3’ is regarded as having significant speculative characteristics, and the obligor has a relatively weaker capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

C

A short-term obligation rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D

A short-term obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

DUAL RATINGS

Standard & Poor’s assigns “dual” ratings to all debt issues that have a put option or demand feature as part of their structure. The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term rating symbols are used for bonds to denote the long-term maturity and the short-term rating symbols for the put option (for example, ‘AAA/A-1+’). With U.S. municipal short-term demand debt, note rating symbols are used with the short-term issue credit rating symbols (for example, ‘SP-1+/A-1+’).

MOODY’S CREDIT RATING DEFINITIONS

Aaa

Bonds and preferred stock which are rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa

Bonds and preferred stock which are rated Aa are judged to be of high quality and are subject to very low credit risk.

A

Bonds and preferred stock which are rated A are considered upper-medium grade and are subject to low credit risk.

Baa

Bonds and preferred stock which are rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.

Ba

Bonds and preferred stock which are rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B

Bonds and preferred stock which are rated B are considered speculative and are subject to high credit risk.

Caa

Bonds and preferred stock which are rated Caa are of poor standing and are subject to very high credit risk.

Ca

Bonds and preferred stock which are rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C

Bonds and preferred stock which are rated C are the lowest rated class of bonds/preferred stock and are typically in default, with little prospect for recovery of principal or interest.

VAN ECK FUNDS

PART C
OTHER INFORMATION

ITEM 23. EXHIBITS.

(a)	(1) Amended and Restated Master Trust Agreement.(1)

(2) Amendment No. 1 to Amended and Restated Master Trust Agreement.(1)

(3) Amendment No. 2 to Amended and Restated Master Trust Agreement.(1)

(4) Amendment No. 3 to Amended and Restated Master Trust Agreement.(1)

(5) Amendment No. 4 to Amended and Restated Master Trust Agreement.(1)

(6) Amendment No. 5 to Amended and Restated Master Trust Agreement.(1)

(7) Amendment No. 6 to Amended and Restated Master Trust Agreement.(1)

(8) Amendment No. 7 to Amended and Restated Master Trust Agreement.(1)

(9) Amendment No. 8 to Amended and Restated Master Trust Agreement.(1)

(10) Amendment No. 9 to Amended and Restated Master Trust Agreement.(1)

(11) Amendment No. 10 to Amended and Restated Master Trust Agreement.(3)

(12) Amendment No. 11 to Amended and Restated Master Trust Agreement.(3)

(13) Amendment No. 12 to Amended and Restated Master Trust Agreement.(3)

(14) Amendment No. 13 to Amended and Restated Master Trust Agreement.(2)

(15) Amendment No. 15 to Amended and Restated Master Trust Agreement.(3)

(16) Amendment No. 16 to Amended and Restated Master Trust Agreement.(3)

(17) Amendment No. 17 to Amended and Restated Master Trust Agreement.(3)

(18) Amendment No. 18 to Amended and Restated Master Trust Agreement.(3)

(19) Amendment No. 19 to Amended and Restated Master Trust Agreement.(3)

(20) Amendment No. 20 to Amended and Restated Master Trust Agreement.(5)

(21) Amendment No. 21 to Amended and Restated Master Trust Agreement.(5)

(22) Amendment No. 22 to Amended and Restated Master Trust Agreement.(11)

(23) Amendment No. 23 to Amended and Restated Master Trust Agreement.(11)

(24) Amendment No. 24 to Amended and Restated Master Trust Agreement.(13)

(25) Amendment No. 25 to Amended and Restated Master Trust Agreement.(13)

(26) Amendment No. 26 to Amended and Restated Master Trust Agreement – filed herewith.

(b)	By-Laws of Registrant.(1)

(c)

Rights of security holders are contained in Articles IV, V and VI of the Registrant’s Amended and Restated Master Trust Agreement, as amended, and Article 9 of the Registrant’s By-Laws, both of which are incorporated by reference above.

(d)	(1)	Advisory Agreement.(1)

	(2)	Advisory Agreement with respect to Global Hard Assets Fund.(1)

	(3)	Advisory Agreement with respect to Emerging Markets Fund (formerly known as Global Balanced Fund).(4)

	(4)	Investment Advisory Agreement with respect to Multi-Manager Alternatives Fund, CM Commodity Index Fund and Long/Flat Commodity Index Fund – filed herewith.

	(5)	(i) Form of Sub-Investment Advisory Agreement with respect to Multi-Manager Alternatives Fund.(11)

(ii) Schedule of Parties to Sub-Investment Advisory Agreements with respect to Multi-Manager Alternatives Fund.(13)

(e)	(1)	Distribution Agreement.(1)

	(2)	Letter Agreement adding Class C shares of International Investors Gold Fund to Distribution Agreement.(1)

	(3)	Letter Agreement adding Class A and Class C shares of Global Hard Assets Fund to Distribution Agreement.(1)

	(4)	Letter Agreement adding Class A shares of Emerging Markets Fund (formerly known as Global Balanced Fund) to Distribution Agreement.(4)

	(5)	Letter Agreement adding Class A shares and Class I shares of Multi-Manager Alternatives Fund to Distribution Agreement.(11)

	(6)	Letter Agreement adding CM Commodity Index Fund and Long/Flat Commodity Index Fund to Distribution Agreement – filed herewith.

(f)	(1)	Simplified Employee Plan.(1)

	(2)	Amended Retirement Plan for Self-Employed Individuals, Partnerships and Corporations Using Shares of International Investors Incorporated or the Van Eck Funds.(1)

(g)	Custodian Agreement.(2)

(h)	(1)	Accounting and Administrative Services Agreement.(1)

	(2)	Letter Agreement adding International Investors Gold Fund to Accounting and Administrative Services Agreement.(1)

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	(3)	Forms of Procedural Agreement, Customer Agreement and Safekeeping Agreement with Merrill Lynch Futures Inc. and Morgan Stanley.(1)

	(4)	Letter Agreement adding Emerging Markets Fund (formerly known as Global Balanced Fund) to Accounting and Administrative Services Agreement.(4)

	(5)	Data Access Service Agreement.(4)

	(6)	Transfer Agency Agreement.(4)

	(7)	Form of Trustee Indemnification Agreement.(6)

	(8)	Form of Participation Agreement with Unaffiliated Fund Complexes.(11)

(i)	(1)	Opinion and Consent of Counsel.(1)

	(2)	Opinion and Consent of Counsel with respect to the addition of Class I.(5)

	(3)	Opinion and Consent of Counsel with respect to the addition of Class A and Class I of Multi-Manager Alternatives Fund.(11)

	(4)	Opinion and Consent of Counsel with respect to the addition of Class Y.(13)

	(5)	Opinion and Consent of Counsel with respect to CM Commodity Index Fund and Long/Flat Commodity Index Fund – filed herewith.

(j)	(1)	Consent of Goodwin Procter LLP.(12)

	(2)	Consent of Independent Registered Public Accounting Firm.(13)

	(3)	Powers of Attorney.(7)

	(4)	Jan F. van Eck Power of Attorney – filed herewith.

(k)	Not applicable.

(l)	Not applicable.

(m)	Form of Amended and Restated Plan of Distribution pursuant to Rule 12b-1 – filed herewith.

(n)	Multiple Class Plan pursuant to Rule 18f-3.(13)

(o)	Reserved.

(p)	(1)	Code of Ethics of the Registrant, its Investment Adviser and its Principal Underwriter.(11)

	(2)	Code of Ethics of Lazard Asset Management LLC.(8)

	(3)	Code of Ethics of Martingale Asset Management, L.P.(9)

	(4)	Code of Ethics of PanAgora Asset Management, Inc.(10)

	(5)	Codes of Ethics of Dix Hills Partners, LLC, Explorer Alternative Management, LLC and Tetra Capital Management, LLC.(11)

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(6)	Codes of Ethics of Aristos Capital Management, LLC, Centaur Performance Group LLC and Primary Funds, LLC.(13)

(1)	Incorporated by reference to Post-Effective Amendment No. 51 to Registrant’s Registration Statement, File Nos. 002-97596 and 811-04297, filed on March 1, 1999.

(2)	Incorporated by reference to Post-Effective Amendment No. 55 to Registrant’s Registration Statement, File Nos. 002-97596 and 811-04297, filed on March 19, 2001.

(3)	Incorporated by reference to Post-Effective Amendment No. 62 to Registrant’s Registration Statement, File Nos. 02-97596 and 811-04297, filed on April 30, 2004.

(4)	Incorporated by reference to Post Effective Amendment No. 63 to Registrant’s Registration Statement, File Nos. 02-97596 and 811-04297, filed February 25, 2005.

(5)	Incorporated by reference to Post Effective Amendment No. 66 to Registrant’s Registration Statement, File Nos. 02-97596 and 811-04297, filed April 28, 2006.

(6)	Incorporated by reference to Post Effective Amendment No. 67 to Registrant’s Registration Statement, File Nos. 02-97596 and 811-04297, filed April 27, 2007.

(7)	Incorporated by reference to Post Effective Amendment No. 68 to Registrant’s Registration Statement, File Nos. 02-97596 and 811-04297, filed April 24, 2008.

(8)

Incorporated by reference to Post-Effective Amendment No. 34 to the Registration Statement of Van Eck VIP Trust (formerly, Van Eck Worldwide Insurance Trust), File Nos. 033-13019 and 811-05083, filed April 13, 2007.

(9)

Incorporated by reference to Post-Effective Amendment No. 26 to the Registration Statement of Van Eck VIP Trust (formerly, Van Eck Worldwide Insurance Trust), File Nos. 033-13019 and 811-05083, filed on April 30, 2004.

(10)

Incorporated by reference to Post-Effective Amendment No. 35 to the Registration Statement of Van Eck VIP Trust (formerly, Van Eck Worldwide Insurance Trust), File Nos. 033-13019 and 811-05083, filed February 15, 2008.

(11)	Incorporated by reference to Post Effective Amendment No. 78 to Registrant’s Registration Statement, File Nos. 02-97596 and 811-04297, filed April 3, 2009.

(12)	Incorporated by reference to Post Effective Amendment No. 79 to Registrant’s Registration Statement, File Nos. 02-97596 and 811-04297, filed April 22, 2009.

(13)	Incorporated by reference to Post Effective Amendment No. 82 to Registrant’s Registration Statement, File Nos. 02-97596 and 811-04297, filed April 30, 2010.

ITEM 24.	PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUND.

Not Applicable.

ITEM 25.	INDEMNIFICATION.

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          Reference is made to Article VI of the Master Trust Agreement of the Registrant, as amended, Section 8 of the Advisory Agreement, Section 5 of the Distribution Agreement, Section 27 of the Custodian Agreement, and Section 6 of the Data Access Agreement.

          The general effect of this Indemnification will be to indemnify the officers, trustees, employees and agents of the Registrant from costs and expenses arising from any action, suit or proceeding to which they may be made a party by reason of their being or having been a trustee, officer, employee or agent of the Registrant, except where such action is determined to have arisen out of the willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the trustee’s, officer’s, employee’s or agent’s office.

          Reference is also made to the individual Trustee Indemnification Agreements entered into with each of the Trustees of the Registrant. The Indemnification Agreements do not supersede or replace the indemnification under the Master Trust Agreement of the Registrant, as amended. The Indemnification Agreements supplement the protections under the Master Trust Agreement, by clarifying the scope of certain terms of the Master Trust Agreement and providing a variety of procedural benefits, including with respect to protection from modification of the indemnification, term and survival of Registrant’s obligations, and procedural enhancements with respect to, among other things, advancement of expenses, determination of entitlement, indemnification for expenses incurred by a Trustee as a witness and selection of counsel.

          Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (“1933 Act”), may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission (“SEC”) such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

ITEM 26.	BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER.

          Van Eck Associates Corporation is a registered investment adviser and provides investment advisory services to the Registrant. The description of Van Eck Associates Corporation under the caption “Management of the Fund” in the Registrant’s Prospectus and under the caption “Investment Advisory Services” in the Registrant’s Statement of Additional Information, constituting Parts A and B, respectively, of this Registration Statement are incorporated herein by reference. Information as to any business, profession, vocation or employment of a substantial nature engaged in by investment adviser and its officers, directors or partners within the past two fiscal years is set forth under the caption “Trustees and Officers” in the Registrant’s Statement of Additional Information and in its Form ADV filed with the SEC (File No. 801-21340), both of which are incorporated herein by reference.

          Each of Aristos Capital Management, LLC (SEC File No. 801-70086), Centaur Performance Group LLC (SEC File No. 801-65170), Dix Hills Partners, LLC (SEC File No. 801-62551), Explorer Alternative Management, LLC (SEC File No. 64670), Lazard Asset Management LLC (SEC File No. 801-61701), Martingale Asset Management, L.P. (SEC File No. 801-30067), PanAgora Asset Management, Inc. (SEC File No. 801-35497), Primary Funds, LLC (SEC File No. 801-69279) and Tetra Capital Management, LLC (SEC File No. 66009) serves as a sub-adviser to Multi-Manager Alternatives Fund. The descriptions each sub-adviser under the caption “Management of the Fund” in the Registrant’s Prospectus and under the caption “Investment Advisory Services” in the Registrant’s Statement of Additional Information, constituting Parts A and B, respectively, of this Registration Statement are incorporated herein by reference. Information on the directors and officers of each sub-adviser set forth in its Form ADV filed with the SEC is incorporated herein by reference.

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ITEM 27. PRINCIPAL UNDERWRITERS

(a)	Van Eck Securities Corporation, principal underwriter for the Registrant, also distributes shares of Van Eck VIP Trust and Market Vectors ETF Trust.

(b)	The following table presents certain information with respect to each director and officer of Van Eck Securities Corporation for the fiscal year ended December 31, 2009:

NAME AND PRINCIPAL BUSINESS ADDRESS	POSITIONS AND OFFICES WITH UNDERWRITER	POSITIONS AND OFFICES WITH REGISTRANT
Thomas K. Lynch 335 Madison Avenue, 19th Floor, New York, New York 10017	Chief Compliance Officer	Chief Compliance Officer
Joseph J. McBrien 335 Madison Avenue, 19th Floor, New York, New York 10017	Senior Vice President and Secretary	Senior Vice President and Secretary
Bruce J. Smith 335 Madison Avenue, 19th Floor, New York, New York 10017	Senior Vice President, Chief Financial Officer, Treasurer and Controller	Senior Vice President and Chief Financial Officer
Jan F. van Eck 335 Madison Avenue, 19th Floor, New York, New York 10017	Director and Executive Vice President	Executive Vice President
Derek S. van Eck 335 Madison Avenue, 19th Floor, New York, New York 10017	Director and Executive Vice President	President and Chief Executive Officer

(c)	Not Applicable

ITEM 28.	LOCATION OF ACCOUNTS AND RECORDS.

          The location of accounts, books and other documents required to be maintained pursuant to Section 31(a) of the Investment Company Act of 1940, as amended (“1940 Act”), and the Rules promulgated thereunder is set forth below.

          Accounts, books and documents maintained pursuant to 17 CFR 270 31a-1(b)(1), 31a-1(b)(2)(i), 31a-1(b)(2)(ii), 31a-1(b)(2)(iii), 31a-1(b)(4), 31a-1(b)(5), 31a-1(b)(6), 31a-1(b)(7), 31a-1(b)(8), 31a-1(b)(9), 31a-1(b)(10), 31a-1(b)(11), 31a-1(b)(12), 31a-1(d), 31a-1(f), 31a-2(a)(1) and 31a-2(e) are located at Van Eck Associates Corporation, 335 Madison Avenue, 19th Floor, New York, New York 10017

          Accounts, books and documents maintained pursuant to 17 CFR 270 31a-2(c) are located at Van Eck Securities Corporation, 335 Madison Avenue, 19th Floor, New York, New York 10017.

          Accounts, books and documents relating to the custodian are located at State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110,

          Accounts, books and documents maintained pursuant to 17 CFR 270 31a-1(b)(2)(iv) and 31a-2(a)(1) are located at DST Systems, Inc., 21 West Tenth Street, Kansas City, MO 64105.

          Accounts, books and documents maintained pursuant to 17 CFR 270 31a-1(b)(3), 31a-1(c), 31a-1(e), 31a-2(b), 31a-2(d) and 31a-3 are not applicable to the Registrant. All other records are maintained at the offices of the Registrant at 335 Madison Avenue, 19th Floor, New York, New York 10017.

ITEM 29.	MANAGEMENT SERVICES.

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None

ITEM 30.	UNDERTAKINGS.

Not applicable.

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SIGNATURES

          Pursuant to the requirements of the 1933 Act and the 1940 Act, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the 1933 Act and has duly caused this post-effective amendment to the registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York and State of New York on the 22nd day of November, 2010.

VAN ECK FUNDS

By:	/s/ Jan van Eck*
Name:	Jan F. van Eck*
Title:	Chief Executive Officer & President

          Pursuant to the requirements of the 1933 Act, this post-effective amendment no. 100 to the registration statement has been signed below by the following persons in the capacities and on the date(s) indicated.

/s/ Jan F. van Eck*	Chief Executive Officer & President	November 22, 2010
Jan F. van Eck*

/s/ Bruce J. Smith*	Senior Vice President & Chief Financial Officer	November 22, 2010
Bruce J. Smith*

/s/ Jane DiRenzo Pigott*	Trustee	November 22, 2010
Jane DiRenzo Pigott*

/s/ Jon Lukomnik*	Trustee	November 22, 2010
Jon Lukomnik*

/s/ Wayne H. Shaner*	Trustee	November 22, 2010
Wayne H. Shaner*

/s/ R. Alastair Short*	Trustee	November 22, 2010
R. Alastair Short*

/s/ Richard D. Stamberger*	Trustee	November 22, 2010
Richard D. Stamberger*

/s/ Robert L. Stelzl*	Trustee	November 22, 2010
Robert L. Stelzl*

*BY:	/s/ JOSEPH J. MCBRIEN
Joseph J. McBrien
Attorney-in-Fact

EXHIBITS INDEX

(a)(26)	Amendment No. 26 to Amended and Restated Master Trust Agreement

(d)(4)	Investment Advisory Agreement with respect to Multi-Manager Alternatives Fund, CM Commodity Index Fund and Long/Flat Commodity Index Fund.

(e)(6)	Letter Agreement adding CM Commodity Index Fund and Long/Flat Commodity Index Fund to Distribution Agreement.

(i)(5)	Opinion and Consent of Counsel with respect to CM Commodity Index Fund and Long/Flat Commodity Index Fund.

(j)(4)	Jan F. van Eck Power of Attorney.

(m)	Amended and Restated Plan of Distribution Pursuant to Rule 12b-1.

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